Securities Act Registration No. 333-142483
                                       Investment Act Registration No. 811-05192


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]

                      Pre-Effective Amendment No. ____                     [ ]

                       Post-Effective Amendment No. 12                     [X]

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 155                            [X]

                                AMERITAS VARIABLE
                              SEPARATE ACCOUNT VA-2
                                   Registrant

                          AMERITAS LIFE INSURANCE CORP.
                                    Depositor
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-1122

                            ------------------------

                                 ROBERT G. LANGE
              Vice President, General Counsel & Assistant Secretary
                          Ameritas Life Insurance Corp.
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-1122


Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

         It is proposed that this filing will become effective:

                [ ] immediately upon filing pursuant to paragraph b of Rule 485
                [X] on May 1, 2010 pursuant to paragraph b of Rule 485
                [ ] 60 days after filing pursuant to paragraph a of Rule 485
                [ ] on             pursuant to paragraph a of Rule 485

                If appropriate, check the following box:
                [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Overture Medley (R) Flexible Premium Deferred Variable Annuity Policy

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PROSPECTUS:  May 1, 2010
                                            [Ameritas Life Insurance Corp. Logo]
                                                                 A UNIFI Company
Overture Medley (R)

Flexible Premium
Deferred Variable Annuity Policy
                                         Ameritas Variable Separate Account VA-2
--------------------------------------------------------------------------------
        This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. It provides a menu of optional riders for you to select from to meet your particular needs; ask your sales representative or us which of these are available in your state. As an annuity, it also provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional.

        You may allocate all or part of your investment among variable investment options (where you have the investment risk, including possible loss of principal) with allocated indirect interests in these non-publicly traded portfolios*:

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ALGER Class I-2                               DREYFUS Service Shares             MFS(R) VIT Initial Class
    Balanced                                      MidCap Stock                       New Discovery
AMERICAN CENTURY VP Class I                   DWS VS II Class A                      Research International
    Income & Growth                               Dreman Small Mid Value VIP         Strategic Income
    Mid Cap Value                                 Global Thematic VIP                Total Return
CALVERT VARIABLE PRODUCTS **                  FIDELITY (R) Service Class 2           Utilities
    VP Barclays Capital Aggregate Bond Index      Asset Manager SM               NEUBERGER BERMAN AMT Class I
    VP EAFE International Index                   Asset Manager: Growth (R)            Regency
    VP Inflation Protected Plus                   Contrafund (R)                 PIMCO VIT Administrative Class
    VP Lifestyle Aggressive                       Equity-Income                      Total Return
    VP Lifestyle Conservative                     Growth                         T. ROWE PRICE
    VP Lifestyle Moderate                         High Income                        Blue Chip Growth-II
    VP Nasdaq 100 Index                           Investment Grade Bond          THIRD AVENUE
    VP Natural Resources                          Mid Cap                            Value
    VP Russell 2000 Small Cap Index               Overseas                       UIF Class I
    VP S&P 500 Index                          INVESCO V.I. Series I                  Emerging Markets Equity
    VP S&P MidCap 400 Index                       Dynamics                           Global Value Equity
    VP SRI Large Cap Value                        Global Real Estate                 International Magnum
CALVERT VARIABLE SERIES **                        International Growth               U.S. Real Estate
    VP Income
    VP Mid Cap Value
    VP Money Market
    VP Small Cap Growth
    VP SRI Balanced
    VP SRI Equity
    VP SRI Strategic
---------------------------------------------------------------------------------------------------------------------

* Short cites are used in this list. "Investment Options" uses complete Fund and Portfolio names.
** Affiliates. See note in "Investment Options" section.

or you may allocate part of your investment to a Fixed Account fixed interest rate option (where we have the investment risk and guarantee a certain return on your investment).

       The Policy includes a Guaranteed Lifetime Withdrawal Benefit ("GLWB") rider, which if activated, guarantees a series of annualized withdrawals from your Policy, regardless of the Policy value, until the death of the last surviving Covered Person. Policy expenses are higher when the GLWB is activated and if other optional riders are selected.

       A Statement of Additional Information, dated May 1, 2010, and other information about us and the Policy is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this prospectus by reference. For a free copy, access it on the SEC's website (www.sec.gov, select "Search for Company Filings," select "file number," then type "333-142483"), or write or call us. The Table of Contents for the Statement of Additional Information is on the last page of this prospectus.

Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from your sales representative or from our Service Center.

     The SEC does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

                  Ameritas Life Insurance Corp. (we, us, our, Ameritas)
            Service Center, P.O. Box 82550, Lincoln, Nebraska 68501.
                      1-800-745-1112. www.ameritas.com

Contacting Us. To answer your questions or to send additional premiums, contact your sales representative or write or call us at:

                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       Or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-7335
                         Interfund Transfer Request Fax:
                                 1-402-467-7923
                                www.ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Remember, the Correct Form of Written Notice "in good order" is important for us to accurately process your Policy elections and changes. Many forms can be found on the on-line services section of our website. Or, call us at our toll-free number and we will send you the form you need and tell you the information we require.

Facsimile Written Notice. To provide you with timely service, we accept some Written Notices by facsimiles. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to:
"Ameritas Life Insurance Corp."

TABLE OF CONTENTS                                          Begin on Page
--------------------------------------------------------------------------------
DEFINED TERMS.........................................................3
POLICY OVERVIEW.......................................................3
         Policy Operation                                             4
         Tax-Qualified Plans                                          4
CHARGES...............................................................5
         Examples of Expenses                                         9
FINANCIAL INFORMATION................................................11
         Accumulation Unit Values                                    11
         Financial Statements                                        11
CHARGES EXPLAINED....................................................11
         Withdrawal Charge                                           11
         Mortality and Expense Risk Charge                           12
         Administrative Charges                                      12
         Transfer Fee                                                12
         Tax Charges                                                 13
         403(b) Tax Sheltered Annuity Charges                        13
         Fees Charged by the Portfolios                              13
         Value+ Option Charge                                        13
         Guaranteed Lifetime Withdrawal Benefit ("GLWB") Charge      13
         Other Optional Rider Charges                                13
         Waiver of Certain Charges                                   13
INVESTMENT OPTIONS...................................................14
         Separate Account Variable Investment Options                14
         Fixed Account Investment Option                             19
         Transfers                                                   19
         Third Party Services                                        20
         Disruptive Trading Procedures                               20
         Systematic Transfer Programs                                21
         Asset Allocation Program                                    22
IMPORTANT POLICY PROVISIONS..........................................25
         Policy Application and Issuance                             25
         Your Policy Value                                           26
         Telephone Transactions                                      27
         Death of Annuitant                                          27
         Delay of Payments                                           27
         Beneficiary                                                 27
         Minor Owner or Beneficiary                                  28
         Policy Changes                                              28
         Policy Termination                                          28
         Optional Riders                                             28
POLICY DISTRIBUTIONS.................................................29
         Withdrawals                                                 29
         Loans (403(b) Plans Only)                                   30
         Death Benefits                                              31
         Annuity Income Benefits                                     34
         GLWB Rider                                                  37
FEDERAL INCOME TAX MATTERS...........................................42
MISCELLANEOUS........................................................44
         About Our Company                                           44
         Distribution of the Policies                                45
         Voting Rights                                               45
         Legal Proceedings                                           45
APPENDIX A: Accumulation Unit Values................................A-1
APPENDIX B: Tax-Qualified Plan Disclosures..........................B-1
         Statement of Additional Information Table of Contents.Last Page

Overture Medley (R)                   -2-

DEFINED TERMS
--------------------------------------------------------------------------------
Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Annuity Date is the date annuity income payments are scheduled to begin. This date is identified on the Policy Schedule page of your Policy. You may change this date, as permitted by the Policy and described in this prospectus.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Policy value less applicable withdrawal charge, Policy fee, outstanding loans, and any premium tax charge not previously deducted.

Owner, you, your is you - the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Date is the date two Business Days after we receive your application and initial premium. It is the date used to determine the Policy
Year/Month/Anniversary dates. The Policy Date is also used to figure the start of the contestability period.

Policy Year/Month/Anniversary is measured from respective anniversary dates of the Policy Date of this Policy.

Subaccount is a division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund.

We, us, our, Ameritas - Ameritas Life Insurance Corp.

Written Notice or Request - Written notice, signed by you, on a form approved by or acceptable to us, that gives us the information we require and is received at Ameritas, Service Center, P.O. Box 82550, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-7335. Call us if you have questions about what form or information is required.
--------------------------------------------------------------------------------
      This prospectus may only be used to offer the Policy where the Policy may lawfully be sold. The Policy, and certain riders described in this prospectus, may not be available in all states.

POLICY OVERVIEW
--------------------------------------------------------------------------------
         The following is intended as a summary. Please read each section of this prospectus for additional detail.

         Prior to May 1, 2007, the Policies described in this prospectus were offered and issued by Ameritas Variable Life Insurance Company ("AVLIC"). Effective May 1, 2007, AVLIC merged into Ameritas, and the Separate Account (formerly named Ameritas Variable Life Insurance Company Separate Account VA-2) was transferred from AVLIC to Ameritas. Policies previously issued by AVLIC now are Policies of Ameritas, which will service and maintain those Policies in accordance with their terms. (For more information about the merger see, "About Our Company" in this prospectus.)

         The Overture Medley (R) Policy is a variable annuity savings vehicle offering a variety of investment options to help meet long-term financial goals. The Policy includes a menu of riders for you to select from to meet your particular needs; not all will be available in all states. Associated charges are discussed in this prospectus' CHARGES and CHARGES EXPLAINED sections. You can allocate your premiums among a wide spectrum of investment options. In the Separate Account variable investment options you may gain or lose money on your investment. In the Fixed Account option, we guarantee you will earn a fixed rate of interest. The investment options are described on this prospectus' cover and the INVESTMENT OPTIONS section.

         The Policy is a deferred annuity: it has an accumulation (or deferral) period and an annuity income period.

Overture Medley (R)                   -3-

         Accumulation Period. During the accumulation period, any earnings that you leave in the Policy are not taxed. During this period you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers into and out of the Fixed Account). Withdrawals may be subject to a withdrawal charge, income tax and a penalty tax.

A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits and guaranteed fees.

         Annuity Income Period. The accumulation period ends and the annuity income period begins on a date you select or the later of the fifth Policy Anniversary or Anniversary nearest the annuitant's 85th birthday. During the annuity income period, we will make periodic payments to the annuitant, unless you specify otherwise. You can select payments that are guaranteed to last for the annuitant's entire life or for some other period. Some or all of each payment will be taxable.

         POLICY OPERATION

Premiums.
o   Minimum initial premium: $25,000.
o Minimum additional premium: $1,000, or $50 per month if through a regularly billed program.
o Additional premiums will not be accepted, without our approval, on or after the later of (i) the Policy Anniversary following your or the annuitant's 85th birthday or (ii) the Annuity Date.

Investment Options.
o Variable investment option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios. Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.
o You may transfer among investments, subject to limits. Dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

Deductions from Assets.
(See CHARGES on next pages.)

Withdrawals.
o Withdrawal charges apply to withdrawals under the base Policy. After a premium is received, withdrawal charges apply for 9 years or, for an additional charge, 7 years or 5 years.
o    Each withdrawal must be at least $250.
o "Free withdrawal" riders are available for an additional monthly charge. Only one of these riders may be selected, and your selection must be made at the time of application.
o An optional Guaranteed Lifetime Withdrawal Benefit ("GLWB") rider is also available.

Annuity Income.
o    Several fixed annuity income options are available.

Death Benefit.
o A standard death benefit is paid upon the death of the Owner unless a guaranteed minimum death benefit is payable by means of a Guaranteed Minimum Death Benefit Rider.
o The standard death benefit that applies with the No Withdrawal Charge Rider is described in the POLICY DISTRIBUTIONS, Death Benefits section.

Other Riders.
o Other available riders are listed in the prospectus' IMPORTANT POLICY PROVISIONS section. Most can only be elected at Policy issue and only if you are then not older than age 70. Certain riders may not be available in combination with other riders.

         TAX-QUALIFIED PLANS

         The Policy can be used to fund a tax-qualified plan such as an IRA or Roth IRA (including for rollovers from tax-sheltered annuities), SEP, or SIMPLE IRA, Tax-Sheltered Annuities, etc. This prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Qualified Plan Disclosures in this prospectus' Appendix B to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.

Overture Medley (R)                   -4-

CHARGES
--------------------------------------------------------------------------------
               (x= Base Policy;  y = Optional Fee)
               -----------------------------------
         The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer Policy value between investment options. We may increase CURRENT FEES, but we guarantee that each CURRENT FEE will never exceed the corresponding GUARANTEED MAXIMUM FEE.

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TRANSACTION FEES
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                                                                     Guaranteed Maximum Withdrawal Charges

--------------------------------------------------------------------------------------------------------------------
PREMIUM WITHDRAWAL CHARGES (1)                                         Years since receipt of premium:
(deducted as a % of each premium withdrawn)
-------------------------------------------------------- ----- ----- ----- ----- ----- ---- ----- ----- ----- ------
                                                          1     2     3     4     5     6    7     8     9     10+
-------------------------------------------------------- ----- ----- ----- ----- ----- ---- ----- ----- ----- ------
 x   9-Year Base Policy Withdrawal Charge                 8%    8%    8%    7%    7%   6%    5%    4%    2%    0%
-------------------------------------------------------- ----- ----- ----- ----- ----- ---- ----- ----- ----- ------
 y   7-Year Withdrawal Charge Rider                       7%    6%    5%    4%    3%   2%    1%    0%     -     -
-------------------------------------------------------- ----- ----- ----- ----- ----- ---- ----- ----- ----- ------
 y   5-Year Withdrawal Charge Rider                       7%    7%    6%    4%    2%   0%     -     -     -     -
-------------------------------------------------------- ----- ----- ----- ----- ----- ---- ----- ----- ----- ------
 Y   No Withdrawal Charge Rider                           0%     -     -     -     -     -    -     -     -     -
-------------------------------------------------------- ----- ----- ----- ----- ----- ---- ----- ----- ----- ------
 y   403(b) TSA Endorsement 7 Year Withdrawal Charge      8%    8%    8%    7%    6%   5%    3%    0%     -     -
-------------------------------------------------------- ----- ----- ----- ----- ----- ---- ----- ----- ----- ------

                                                                                  -------------------- --------------------
                                                                                        Guaranteed
                                                                                          Maximum           Current Fees
                                                                                           Fees
--------------------------------------------------------------------------------  -------------------- --------------------
TRANSFER FEE (per transfer)
x    First 15 transfers per Policy Year                                                   NONE                NONE
x    Over 15 transfers in one Policy Year, we may charge                                  $10                 $10
--------------------------------------------------------------------------------  -------------------- --------------------
STATE PREMIUM TAXES (rates vary by state)(2)                                                               0% to 3.5%
--------------------------------------------------------------------------------  -------------------- --------------------
LOAN ORIGINATION FEE (3)                                                                  $40                 $25
--------------------------------------------------------------------------------  -------------------- --------------------

         The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.
------------------------------------------------------------------------------------------------------ --------------------
ANNUAL FEES and EXPENSES
-------------------------------------------------------------------------------- --------------------- --------------------
                                                                                        Guaranteed
                                                                                          Maximum           Current Fees
                                                                                           Fees
--------------------------------------------------------------------------------  -------------------- --------------------
ANNUAL POLICY FEES
    Waived if Policy value is at least $50,000 on a Policy Anniversary. (4)
--------------------------------------------------------------------------------  -------------------- --------------------
x    ANNUAL POLICY FEE                                                                    $40                  $40
y    Optional MINIMUM INITIAL PREMIUM RIDER ANNUAL POLICY FEE (5)                         $40                  $40
------------------------------------------------------------------------------------------------------ --------------------
ANNUAL WITHDRAWAL FEES
         Deducted monthly to equal the annual % shown.
--------------------------------------------------------------------------------  -------------------- --------------------
x    Base Policy Withdrawal Charge:                                                       NONE                NONE
y    ANNUAL FEES FOR OPTIONAL WITHDRAWAL CHARGE RIDERS:
y    7-Year Withdrawal Charge Rider                                                      0.40%               0.35%
y    5-Year Withdrawal Charge Rider                                                      0.60%               0.50%
Y    No Withdrawal Charge Rider (6)                                                      1.25%               0.75%
y    403(b) Tax Sheltered Annuity Endorsement (7)                                        0.40%               0.30%
------------------------------------------------------------------------------------------------------ --------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
         Deducted daily from assets allocated to the Separate Account to equal the annual % shown.
--------------------------------------------------------------------------------  -------------------- --------------------
x  MORTALITY & EXPENSE RISK CHARGE                                                       0.75%               0.65%
x  ADMINISTRATIVE EXPENSE FEE                                                            0.25%               0.20%
------------------------------------------------------------------------------------------------------ --------------------

(1) Current Withdrawal Charges are the same as Guaranteed Maximum Withdrawal Charges. Premium Withdrawal Charges may differ in some states, but will not exceed the maximum.
(2) Tax rates and timing of payment vary by state and may change. Currently we do not charge for state taxes other than premium taxes, although we reserve the right to levy charges for taxes or other economic burdens in the future. See the CHARGES EXPLAINED section.
(3) On Policies issued after January 1, 2002 with the 403(b) Tax Sheltered Annuity Endorsement (not applicable to Policies issued prior to January 1, 2002 or in states where fee not approved). Waived if loan repayment is established on an automatic basis.
(4) Annual Policy Fee waived only in those Policy Years that Policy value is at least $50,000 on a Policy Anniversary. Minimum Initial Premium Rider Annual Policy Fee waived in all years after condition is met.
(5) Waived for 403(b) Policies issued with the 403(b) Minimum Initial Premium Rider in Policy Years when total annual net premium (premiums less withdrawals) is $2,000 or greater.
(6) Available for Policies issued on or after September 24, 2008. Other riders that may be used with the No Withdrawal Charge Rider are: Guaranteed Lifetime Withdrawal Benefit and the Guaranteed Minimum Death Benefit - 1-Year "Periodic Step-Up."
(7) REQUIRED for 403(b) Policies issued after January 1, 2002. 403(b) TSA Endorsement 7-Year Premium Withdrawal Charge schedule applies in all states except SC and WA; in those states a 9-Year Premium Withdrawal Charge schedule applies. The PA 7-year schedule varies from this chart.

Overture Medley (R)                   -5-

--------------------------------------------------------------------------------- ---------------- -----------------
OPTIONAL RIDER/ENDORSEMENT FEES
         Deducted monthly from Policy value to equal the annual % shown.
--------------------------------------------------------------------------------- ---------------- -----------------
                                                                                     Guaranteed
                                                                                      Maximum           Current
                                                                                        Fees             Fees
--------------------------------------------------------------------------------- ---------------- -----------------
y    MINIMUM INITIAL PREMIUM RIDER
     Waived if Policy value is at least $50,000 on a Policy Anniversary.               0.55%            0.35%
--------------------------------------------------------------------------------- ---------------- -----------------
y    FREE WITHDRAWAL RIDERS (8)
     y   10% "Free" Withdrawal Rider                                                   0.15%            0.10%
     y   Expanded "Free" Withdrawal Rider (9)                                          0.40%            0.35%
--------------------------------------------------------------------------------- ---------------- -----------------
y    GUARANTEED MINIMUM DEATH BENEFIT RIDERS
     y   1- Year "Periodic Step-Up" Guaranteed Minimum Death Benefit                   0.55%            0.35%
     y   "5% Roll-Up" Guaranteed Minimum Death Benefit                                 0.75%            0.45%
     y   "Greater Of" Guaranteed Minimum Death Benefit                                 0.80%            0.50%
--------------------------------------------------------------------------------- ---------------- -----------------
y    ESTATE PROTECTION BENEFIT ("EPB") RIDER
         Issue ages 0-70                                                               0.40%            0.30%
         Issue ages 71-80                                                              0.80%            0.70%
--------------------------------------------------------------------------------- ---------------- -----------------
y    EXPANDED ESTATE PROTECTION BENEFIT ("EEPB") RIDER
         Issue ages 0-70                                                               0.45%            0.35%
         Issue ages 71-80                                                              1.00%            0.90%
--------------------------------------------------------------------------------- ---------------- -----------------
y    403(b) TAX SHELTERED ANNUITY ENDORSEMENT (10)
--------------------------------------------------------------------------------- ---------------- -----------------
     y   TSA MINIMUM INITIAL PREMIUM RIDER
         Waived once Policy value is at least $50,000 on a Policy Anniversary.         0.60%            0.45%
--------------------------------------------------------------------------------- ---------------- -----------------
     y   TSA HARDSHIP WAIVER RIDER                                                     0.25%            0.25%
--------------------------------------------------------------------------------- ---------------- -----------------
     y   TSA NO WITHDRAWAL CHARGE RIDERS
         Large Case (Initial premium is $25,000 or greater.)                           0.45%            0.30%
         Small Case (Initial premium is less than $25,000.)
             When Policy value is $50,000 or less ...                                  0.55%            0.35%
             Once Policy value exceeds $50,000 ...                                     0.45%            0.30%
--------------------------------------------------------------------------------- ---------------- -----------------
y    VALUE+ OPTION  (9)                                                                0.55%            0.55%
--------------------------------------------------------------------------------- ---------------- -----------------

o    GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER
     (Deducted from the Policy value monthly during the Accumulation and
     Withdrawal Phases. There are no fees during the Inactive Phase.)
            Single Life                                                                 0.95%           0.95% (13)
            Joint Spousal - for non-qualified and IRA (12) plans only                   1.10%           1.10% (13)
--------------------------------------------------------------------------------- ---------------- -----------------
Total Cost of Highest Combination of Optional Fees (14)                                 4.60%           3.80%
--------------------------------------------------------------------------------------------------------------------

PORTFOLIO COMPANY OPERATING EXPENSES (for the year ended December 31, 2009)
         The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before and after any waivers or reductions, that you may pay periodically during the time that you own the contract, followed by a table showing additional information for each portfolio company. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

-------------------------------------------------------------------------------- -------------------- --------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
     Expenses that are deducted from portfolio company assets, including             Minimum           Maximum
     management fees, distribution and/or service (12b-1) fees, and other expenses
------------------------------------------------------------------------------- -------------------- ---------------
Before any Waivers and Reductions                                                      0.39% (1)         1.62% (2)
------------------------------------------------------------------------------- -------------------- ---------------
After any Waivers and Reductions (explained in the footnotes to the Portfolio          0.36% (1)         1.62% (2)
Expenses Table at the end of this section; only those waivers guaranteed for one year after the effective date of this prospectus are used to determine expenses in this "Minimum - Maximum" chart)
------------------------------------------------------------------------------- -------------------- ---------------
(1) Calvert Variable Series, Inc. VP Money Market Portfolio
(2) The Universal Institutional Funds, Inc. Emerging Markets Equity Portfolio

(8) Also see the No Withdrawal Charge Rider in the ANNUAL WITHDRAWAL FEES section, previous page. Only one free withdrawal rider may be selected for each Policy.
(9) The Expanded "Free" Withdrawal Rider is not available for Policies issued on or after January 1, 2010.
(10) REQUIRED for 403(b) Policies issued after January 1, 2002. 403(b) TSA Endorsement 7-Year Premium Withdrawal Charge schedule in all states except SC and WA; in those states the base Policy 9-Year Premium Withdrawal Charge schedule applies. The PA 7-year schedule varies from this chart. (We will provide you with the correct schedule for your state prior to your purchase of a Policy.) The endorsement also includes a loan option and waiver of withdrawal charge upon disability or severance of employment after the ninth Policy Anniversary.
(11) The Value+ Option is not available for Policies issued on or after November 5, 2007.
(12) Traditional, SEP, Simple or Roth IRAs.
(13) Beginning January 1, 2010, current GLWB Rider fees will become effective on the next Policy Anniversary for all GLWB Riders except those in the Withdrawal Phase. Fees will remain at a rate of 0.60% for Single Life and 0.75% for Joint Spousal for GLWB Riders that entered the Withdrawal Phase prior to May 1, 2009 and GLWB Riders that entered the Accumulation Phase prior to May 1, 2009 and then the Withdrawal Phase prior to their next Policy Anniversary date after January 1, 2010. All other GLWB riders, including those that entered the Accumulation Phase prior to May 1, 2009, but have not entered the Withdrawal Phase prior to the next Policy Anniversary following January 1, 2010, will be charged rates of 0.95% for Single Life and 1.10% for Joint Spousal. Current rates for GLWB Riders are subject to change as described in the CHARGES EXPLAINED section.
(14) The Total Cost of Highest Combination of Optional Fees consists of the Mortality and Expense Risk Charge, Administrative Expense Fee of the Base Policy (with its 9-year surrender charge period), as well as the fees for the Minimum Initial Premium Rider, 10% "Free" Withdrawal Rider, "Greater Of" Guaranteed Minimum Death Benefit Rider, Expanded Estate Protection Benefit Rider for Issue Ages 71-80 (the fees for this rider are less for Issue Ages 0-70), and GLWB Joint Spousal.

Overture Medley (R)                   -6-

-----------------------------------------------------------------------------------------------------------------------------
                                                                     Acquired
                                                                     Fund Fees      Total      Waivers       Total Expenses
Subaccount's underlying               Management   12b-1    Other       and       Portfolio     and        after Waivers and
Portfolio Name*                          Fees      Fees**   Fees     Expenses***    Fees     Reductions    Reductions, if any
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
ALGER, Class I-2
-----------------------------------------------------------------------------------------------------------------------------
Balanced                              0.71%        -        0.18%          -           0.89%     0.04% (1)    0.85%
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP, Class I
-----------------------------------------------------------------------------------------------------------------------------
Income & Growth                       0.70% (1)    -        0.00% (2)      -           0.70%       -          0.70%
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                         1.00% (3)    -        0.01% (4)      -           1.01%       -          1.01%
-----------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE PRODUCTS (CVP) (1)
-----------------------------------------------------------------------------------------------------------------------------
VP Barclays Capital Aggregate         0.40%        -        0.14%          -           0.54%     0.00%        0.54%
Bond Index
-----------------------------------------------------------------------------------------------------------------------------
VP EAFE International Index           0.66%        -        0.39%        0.01%         1.06%     0.10%        0.96%
-----------------------------------------------------------------------------------------------------------------------------
VP Inflation Protected Plus           0.60%        -        0.21%          -           0.81%     0.06%        0.75%
-----------------------------------------------------------------------------------------------------------------------------
VP Lifestyle Aggressive               0.65%        -        0.60%        0.21%         1.46%     0.50%        0.96%
-----------------------------------------------------------------------------------------------------------------------------
VP Lifestyle Conservative             0.65%        -        0.57%        0.23%         1.45%     0.47%        0.98%
-----------------------------------------------------------------------------------------------------------------------------
VP Lifestyle Moderate                 0.65%        -        0.20%        0.22%         1.07%     0.10%        0.97%
-----------------------------------------------------------------------------------------------------------------------------
VP Nasdaq 100 Index                   0.45%        -        0.29%          -           0.74%     0.09%        0.65%
-----------------------------------------------------------------------------------------------------------------------------
VP Natural Resources                  0.65%        -        0.25%        0.66%         1.56%     0.15%        1.41%
-----------------------------------------------------------------------------------------------------------------------------
VP Russell 2000 Small Cap Index       0.45%        -        0.41%          -           0.86%     0.16%        0.70%
-----------------------------------------------------------------------------------------------------------------------------
VP S&P 500 Index****                  0.35%        -        0.11%          -           0.46%     0.08%        0.38%
-----------------------------------------------------------------------------------------------------------------------------
VP S&P MidCap 400 Index****           0.40%        -        0.17%          -           0.57%     0.02%        0.55%
-----------------------------------------------------------------------------------------------------------------------------
VP SRI Large Cap Value*****           0.74%        -        0.11%          -           0.85%     0.11%        0.74%
-----------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES (CVS) (1)
-----------------------------------------------------------------------------------------------------------------------------
VP Income                             0.70%        -        0.24%          -           0.94%     0.13%        0.81%
-----------------------------------------------------------------------------------------------------------------------------
VP Mid Cap Value                      0.87%        -        0.49%          -           1.36%       -          1.36%
-----------------------------------------------------------------------------------------------------------------------------
VP Money Market                       0.25%        -        0.14%          -           0.39%     0.03%        0.36%
-----------------------------------------------------------------------------------------------------------------------------
VP Small Cap Growth                   0.90%        -        0.24%          -           1.14%     0.14%        1.00%
-----------------------------------------------------------------------------------------------------------------------------
VP SRI Balanced*****                  0.70%        -        0.21%          -           0.91%       -          0.91%
-----------------------------------------------------------------------------------------------------------------------------
VP SRI Equity*****                    0.70%        -        0.56%          -           1.26%     0.18%        1.08%
-----------------------------------------------------------------------------------------------------------------------------
VP SRI Strategic*****                 0.80%        -        0.13%          -           0.93%       -          0.93%
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS, Service Shares
-----------------------------------------------------------------------------------------------------------------------------
MidCap Stock                          0.75%      0.25%      0.09%          -           1.09%       -          1.09%
-----------------------------------------------------------------------------------------------------------------------------
DWS VS II, Class A
-----------------------------------------------------------------------------------------------------------------------------
Dreman Small Mid Cap Value VIP        0.65%        -        0.14% (1)      -           0.79%       -          0.79%
-----------------------------------------------------------------------------------------------------------------------------
Global Thematic VIP                   0.92%        -        0.46% (1)    0.01%         1.39%       -          1.39% (2)
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY (R) VIP, Service Class 2
-----------------------------------------------------------------------------------------------------------------------------
Asset Manager SM                      0.51%      0.25%      0.18%          -           0.94% (1)   -          0.94% (2)
-----------------------------------------------------------------------------------------------------------------------------
Asset Manager: Growth (R)             0.56%      0.25%      0.26%          -           1.07% (1)   -          1.07% (2)
-----------------------------------------------------------------------------------------------------------------------------
Contrafund (R)                        0.56%      0.25%      0.11%          -           0.92%       -          0.92% (3)
-----------------------------------------------------------------------------------------------------------------------------
Equity-Income                         0.46%      0.25%      0.12%          -           0.83%       -          0.83%
-----------------------------------------------------------------------------------------------------------------------------
Growth                                0.56%      0.25%      0.13%          -           0.94%       -          0.94% (3)
-----------------------------------------------------------------------------------------------------------------------------
High Income                           0.57%      0.25%      0.13%          -           0.95%       -          0.95%
-----------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond                 0.32%      0.25%      0.12%          -           0.69%       -          0.69%
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap                               0.56%      0.25%      0.12%          -           0.93%       -          0.93%
-----------------------------------------------------------------------------------------------------------------------------
Overseas                              0.71%      0.25%      0.16%          -           1.12%       -          1.12% (2)
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I., Series I
-----------------------------------------------------------------------------------------------------------------------------
Dynamics                              0.75%        -        0.58%        0.01% (1)     1.34%     0.03%        1.31% (2)
-----------------------------------------------------------------------------------------------------------------------------
Global Real Estate                    0.75%        -        0.51%          -           1.26%       -          1.26% (2)
-----------------------------------------------------------------------------------------------------------------------------
International Growth                  0.71%        -        0.33%        0.02% (1)     1.06%       -          1.06% (2)
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT, Initial Class
-----------------------------------------------------------------------------------------------------------------------------
New Discovery                         0.90%        -        0.13%          -           1.03%       -          1.03%
-----------------------------------------------------------------------------------------------------------------------------
Research International                0.90%        -        0.33% (1)      -           1.23%     0.13% (1)    1.10%
-----------------------------------------------------------------------------------------------------------------------------
Strategic Income                      0.70%        -        0.48%          -           1.18%     0.38% (1)    0.80%
-----------------------------------------------------------------------------------------------------------------------------
Total Return                          0.75%        -        0.07%          -           0.82%       -          0.82%
-----------------------------------------------------------------------------------------------------------------------------
Utilities                             0.73%        -        0.09%          -           0.82%       -          0.82%
-----------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN AMT, Class I
-----------------------------------------------------------------------------------------------------------------------------
Regency                               0.85%        -        0.22%        0.01%         1.08%       - (1)      1.08%
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT, Administrative Class
-----------------------------------------------------------------------------------------------------------------------------
Total Return                          0.50% (1)  0.15%      0.09% (2)      -           0.64%       -          0.64%
-----------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE
-----------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth-II                   0.73%      0.25%      0.12%          -           1.10%       -          1.10%
-----------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE (1)
-----------------------------------------------------------------------------------------------------------------------------
Value                                 0.90%        -        0.43%          -           1.33%       -          1.33%
-----------------------------------------------------------------------------------------------------------------------------

Overture Medley (R)                   -7-

-----------------------------------------------------------------------------------------------------------------------------
                                                                     Acquired
                                                                     Fund Fees      Total      Waivers       Total Expenses
Subaccount's underlying               Management   12b-1    Other       and       Portfolio     and        after Waivers and
Portfolio Name*                          Fees      Fees**   Fees     Expenses***    Fees     Reductions    Reductions, if any
-----------------------------------------------------------------------------------------------------------------------------
UIF, Class I
-----------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity (1,2)         1.23%        -        0.38%        0.01% (3)     1.62%       -          1.62%
-----------------------------------------------------------------------------------------------------------------------------
Global Value Equity (1,2)             0.67%        -        0.53%          -           1.20%       -          1.20%
-----------------------------------------------------------------------------------------------------------------------------
International Magnum (1,2)            0.80%        -        0.41%        0.01% (3)     1.22%       -          1.22%
-----------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate (1,2)                0.80%        -        0.34%        0.01% (3)     1.15%       -          1.15%
-----------------------------------------------------------------------------------------------------------------------------

Alger (1) Effective December 1, 2006 through November 30, 2011, the Manager has contractually agreed to waive 0.04% of its Advisory Fees.
American Century (1) The fund pays the advisor a single, unified management fee for arranging all services necessary for the fund to operate. The fee shown is based on assets during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's unified management fee rate generally decreases as strategy assets increase and increases as strategy assets decrease. For more information about the unified management fee, including an explanation of strategy assets, see The Investment Advisor under the Management section in the fund's prospectus.
American Century (2) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, interest, and, if applicable, acquired fund fees and expenses, were less than 0.005% for the most recent fiscal year.
American Century (3) The fund pays the advisor a single, unified management fee for arranging all services necessary for the fund to operate. For more information about the unified management fee, see The Investment Advisor under the Management section in the fund's prospectus.
American Century (4) Other expenses include the fees and expenses of the fund's independent directors and their legal counsel, interest, and, if applicable, acquired fund fees and expenses.
CVP (1) The Investment Advisor (Calvert Asset Management Company, Inc.) has contractually agreed to limit direct net annual portfolio operating expenses through April 30, 2011, as shown below. Under the terms of the contractual expense limitation, operating expenses do not include acquired fund fees and expenses, interest expense, brokerage commissions, taxes and extraordinary expenses. The Board of Directors of the portfolios may terminate a portfolio's expense cap only for the contractual period after December 12, 2010.
                 VP Balanced Index                               0.60%
                 VP EAFE International Index                     0.95%
                 VP Inflation Protected Plus                     0.75%
                 VP Lifestyle Aggressive                         0.75%
                 VP Lifestyle Conservative                       0.75%
                 VP Lifestyle Moderate                           0.75%
                 VP Nasdaq 100 Index                             0.65%
                 VP Natural Resources                            0.75%
                 VP Russell 2000 Small Cap Index                 0.70%
                 VP S&P 500 Index                                0.38%
                 VP S&P MidCap 400 Index                         0.55%
                 VP SRI Large Cap Value                          0.74%
CVS (1) The Investment Advisor (Calvert Asset Management Company, Inc.) has contractually agreed to limit direct net annual portfolio operating expenses through April 30, 2011, as shown below. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. Only the Board of Directors of the portfolios may terminate a portfolio's expense cap before the contractual period expires (and only for the period after December 12, 2010 for VP Income).
                 VP Income                                       0.81%
                 VP Money Market                                 0.36%
                 VP Small Cap Growth                             1.00%
                 VP SRI Equity                                   1.08%
                 VP SRI Strategic                                0.95%
DWS (1) "Other Fees" includes an administrative services fee paid to the Advisor in the amount of 0.10%.
DWS (2) Through September 30, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at 1.06%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.
Fidelity (1) Differs from the ratio of expenses to average net assets in the Financial Highlights section because the Total Portfolio Fees shown above include acquired fund fees and expenses.
Fidelity (2) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. These offsets may be discontinued at any time. Including this reduction, the total class operating expenses would have been:
                 Asset Manager                                  0.92%
                 Asset Manager Growth                           1.05%
                 Overseas                                       1.09%
Fidelity (3) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. These offsets may be discontinued at any time. Including these reductions, the total class operating expenses would have been:
                 Contrafund                                     0.90%
                 Growth                                         0.93%
Invesco (1) Acquired Fund Fees and Expenses are not fees or expenses incurred by the Fund directly but are expenses of the investment companies in which the Fund invests. You incur these fees and expenses indirectly through the valuation of the Fund's investment in those investment companies. As a result, the Total Expenses after Waivers and Reductions, if any, listed above may exceed the expense limit numbers. The impact of the Acquired Fund Fees and Expense are included in the total returns of the Fund.
Invesco (2) The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Expenses after Waivers and Reductions, if any (excluding certain items discussed below) to the following percentages of average daily net assets: 1.30% for Dynamics, Global Real Estate, and International Growth. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Expenses after Waivers and Reductions, if any to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; (5) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (6) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver agreement at any time.

Overture Medley (R)                   -8-

MFS (1) MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses such that "Total Portfolio Fees," do not exceed the following percentages of the fund's average daily net assets annually of 1.10% for Research International and 0.80% for Strategic Income. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2011.
Neuberger Berman (1) Neuberger Berman Management LLC ("NBM") has undertaken through December 31, 2013 to waive fees and/or reimburse certain operating expenses, including the compensation of and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.50% of the average daily net asset value of the Regency Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.
PIMCO (1) "Management Fees" reflect an advisory and a supervisory and administrative fee payable by the Portfolio to PIMCO.
PIMCO (2) "Other Fees" reflect interest expense. Interest expense is based on the amounts incurred during the Portfolio's most recent fiscal year as a result of entering into certain investment, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of the Portfolio for accounting purposes, but the amount of the interest expense (if any) will vary with the Portfolio's use of those investments (like reverse repurchase agreements) as an investment strategy.
Third Avenue (1) The Fund's advisor has contractually agreed, for two years from March 1, 2009, to waive receipt of advisory fees and/or reimburse Fund expenses in order to limit total annual expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.30% of average daily net assets, subject to later reimbursement in certain circumstances.
UIF (1) The Ratios of Expenses reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the Financial Highlights of the Portfolio's Prospectus as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."
UIF (2) This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its advisory fee and/or reimburse the Portfolios so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses described below and Acquired Fund Fees and Expenses, will not exceed 1.60%, 1.15%, 1.05% and 1.10% for the UIF Emerging Market Equity, UIF Global Value Equity, UIF International Magnum and UIF U.S. Real Estate Portfolios, respectively.
In determining the actual amount of voluntary advisory fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed, are excluded from Total Annual Portfolio Operating Expenses. If these expenses were included, the Total Annual Portfolio Operating Expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratio shown in the preceding paragraph of this note. For the fiscal year ended December 31, 2009, after giving effect to the Adviser's voluntary advisory fee waivers and/or expense reimbursements, the Total Annual Portfolio Operating Expenses incurred by investors were 1.60%, 1.15% and 1.05% for the UIF Emerging Market Equity, UIF Global Value Equity and UIF International Magnum Portfolios, respectively.
For the fiscal year ended December 31, 2009, after giving effect to the Adviser's voluntary fee waivers and/or expense reimbursements, the Total Annual Portfolio Operating Expenses incurred by investors, including certain investment related expenses, were 1.14% for the U.S. Real Estate Portfolio. The Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, were 1.11%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.
UIF (3) The Portfolio may invest a portion of its assets in other investment companies (the "Acquired Funds"). The Portfolio's shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. "Acquired Fund Fees and Expenses" in this table is an estimate of those expenses. The estimate is based upon the average allocation of the Portfolio's investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended December 31, 2009. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds. Since "Acquired Fund Fees and Expenses" are not directly borne by the Portfolio, they are not reflected in the Portfolio's financial statements, with the result that the information presented in the table will differ from that presented in the Financial Highlights.

* Short cites are used for Funds and Portfolios in this chart. See the "Investment Options" section for complete names.

** Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for our providing shareholder support and marketing services.

*** Some portfolios invest in other investment companies (the "acquired portfolios"). In these instances, portfolio shareholders indirectly bear the fees and expenses of the acquired portfolios.

**** "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500,"
and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.

***** Sustainable and Responsible Investment ("SRI")

         Examples of Expenses
         The Examples below are intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include Policy Owner transaction expenses, contract fees, Separate Account annual expenses, and Subaccount underlying portfolio fees and expenses.

         The Examples assume that you invest $10,000 in the Policy for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the underlying portfolio and Policy fees and expenses indicated. The example amounts are illustrative only, and should not be considered a representation of past or future expenses. Your actual expenses may be higher or lower than those shown in the chart. Please note that although the examples assume $10,000 premium to aid comparisons, our minimum premium for this Policy is $25,000.

Overture Medley (R)                   -9-

9-year Withdrawal Charge

                                ------------------------------------------------------------------------------------
                                  Surrender Policy at the     Annuitize Policy at the        Policy is neither
                                  end of the time period.     end of the time period.         surrendered nor
                                            ($)                         ($)                   annuitized. ($)
                                ------------------------------------------------------------------------------------
EXAMPLE                         1 Yr   3 Yr   5 Yr   10 Yr  1 Yr   3 Yr   5 Yr   10 Yr  1 Yr   3 Yr   5 Yr   10 Yr
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ -------
   Maximum Expenses with GLWB   $1,457 $2,741 $3,886 $6,133 $1,457 $1,941 $3,186 $6,133   $657 $1,941 $3,186 $6,133
   - joint spousal (1)
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ -------
   Maximum Expenses with GLWB   $1,443 $2,701 $3,825 $6,037 $1,443 $1,901 $3,125 $6,037   $643 $1,901 $3,125 $6,037
   - single life (1)
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ -------
   Maximum Policy Expenses      $1,351 $2,444 $3,427 $5,387 $1,351 $1,644 $2,727 $5,387   $551 $1,644 $2,727 $5,387
   without GLWB Rider (2)
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ -------
   Minimum Policy Expenses (3)    $973 $1,333 $1,611 $1,950   $973   $533   $911 $1,950   $173   $533   $911 $1,950
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ -------

(1) Maximum Policy Expense Fees. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee, 2.50% of other Policy value annual expenses for the most expensive combination of optional riders with a 9-year Withdrawal Charge (the Minimum Initial Premium, 10% Free Withdrawal Rider, Expanded Estate Protection Benefit ("EEPB") at Issue Ages 71-80 (EEPB fees are less for typical Policy Owners who are Issue Ages 0-70), and "Greater Of" Guaranteed Minimum Death Benefit), applicable guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit optional rider (0.95% for single life, 1.10% for joint spousal) plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (1.62%).
(2) Maximum Policy Expense Fees without GLWB Rider. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee, 1.95% of other Policy value annual expenses for the most expensive combination of optional riders with a 9-year Withdrawal Charge (the Minimum Initial Premium, 10% Free Withdrawal Rider, Expanded Estate Protection Benefit at Issue Ages 71-80 (EEPB fees are less for typical Policy Owners who are Issue Ages 0-70), and "Greater Of" Guaranteed Minimum Death Benefit), plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (1.62%).
(3) Minimum Policy Expense Fees. This example assumes current charges of 0.85% for Separate Account annual expenses, a $40 current Policy fee, 0.10% of Policy value annual expenses for the 10% Free Withdrawal Rider, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.36%).

7-year Withdrawal Charge

                                ------------------------------------------------------------------------------------
                                  Surrender Policy at the     Annuitize Policy at the        Policy is neither
                                  end of the time period.     end of the time period.         surrendered nor
                                            ($)                         ($)                   annuitized. ($)
                                ------------------------------------------------------------------------------------
EXAMPLE                         1 Yr   3 Yr   5 Yr   10 Yr  1 Yr   3 Yr   5 Yr   10 Yr  1 Yr   3 Yr   5 Yr   10 Yr
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ -------
   Maximum Expenses with GLWB   $1,395 $2,546 $3,646 $6,381 $1,395 $2,046 $3,346 $6,381   $695 $2,046 $3,346 $6,381
   - joint spousal (1)
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ -------
   Maximum Expenses with GLWB   $1,381 $2,507 $3,586 $6,290 $1,381 $2,007 $3,286 $6,290   $681 $2,007 $3,286 $6,290
   - single life (1)
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ -------
   Maximum Policy Expenses      $1,289 $2,253 $3,197 $5,670 $1,289 $1,753 $2,897 $5,670   $589 $1,753 $2,897 $5,670
   without GLWB Rider (2)
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ -------
   Minimum Policy Expenses (3)    $908 $1,140 $1,394 $2,329   $908   $640 $1,094 $2,329   $208   $640 $1,094 $2,329
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ -------

(1) Maximum Policy Expense Fees. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee, 2.90% of other Policy value annual expenses for the most expensive combination of optional riders with a 7-year Withdrawal Charge (the Minimum Initial Premium, 10% Free Withdrawal Rider, Expanded Estate Protection Benefit at Issue Ages 71-80 (EEPB fees are less for typical Policy Owners who are Issue Ages 0-70), "Greater Of" Guaranteed Minimum Death Benefit), and 7-year Withdrawal Charge, applicable guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit optional rider (0.95% for single life, 1.10% for joint spousal) plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (1.62%).
(2) Maximum Policy Expense Fees without GLWB Rider. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee, 2.35% of other Policy value annual expenses for the most expensive combination of optional riders with a 7-year Withdrawal Charge (the Minimum Initial Premium, 10% Free Withdrawal Rider, Expanded Estate Protection Benefit at Issue Ages 71-80 (EEPB fees are less for typical Policy Owners who are Issue Ages 0-70), "Greater Of" Guaranteed Minimum Death Benefit), and 7-year Withdrawal Charge, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (1.62%).
(3) Minimum Policy Expense Fees. This example assumes current charges of 0.85% for Separate Account annual expenses, a $40 current Policy fee, 0.10% of Policy value annual expenses for the 10% Free Withdrawal Rider, 0.35% for a 7-year Withdrawal Charge, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.36%).

5-year Withdrawal Charge

                                ------------------------------------------------------------------------------------
                                  Surrender Policy at the     Annuitize Policy at the        Policy is neither
                                  end of the time period.     end of the time period.         surrendered nor
                                            ($)                         ($)                   annuitized. ($)
                                ------------------------------------------------------------------------------------
EXAMPLE                         1 Yr   3 Yr   5 Yr   10 Yr  1 Yr   3 Yr   5 Yr   10 Yr  1 Yr   3 Yr   5 Yr   10 Yr
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ -------
   Maximum Expenses with GLWB   $1,414 $2,699 $3,625 $6,501 $1,414 $2,099 $3,425 $6,501   $714 $2,099 $3,425 $6,501
   - joint spousal (1)
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ -------
   Maximum Expenses with GLWB   $1,400 $2,659 $3,566 $6,412 $1,400 $2,059 $3,366 $6,412   $700 $2,059 $3,366 $6,412
   - single life (1)
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ -------
   Maximum Policy Expenses      $1,309 $2,407 $3,181 $5,806 $1,309 $1,807 $2,981 $5,806   $609 $1,807 $2,981 $5,806
   without GLWB Rider (2)
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ -------
   Minimum Policy Expenses (3)    $924 $1,286 $1,371 $2,487   $924   $686 $1,171 $2,487   $224   $686 $1,171 $2,487
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ -------

(1) Maximum Policy Expense Fees. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee, 3.10% of other Policy value annual expenses for the most expensive combination of optional riders with a 5-year Withdrawal Charge (the Minimum Initial Premium, 10% Free Withdrawal Rider, Expanded Estate Protection Benefit at Issue Ages 71-80 (EEPB fees are less for typical Policy Owners who are Issue Ages 0-70), "Greater Of" Guaranteed Minimum Death Benefit), and 5-year Withdrawal Charge, applicable guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit optional rider (0.95% for single life, 1.10% for joint spousal) plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (1.62%).
(2) Maximum Policy Expense Fees without GLWB Rider. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee, 2.55% of other Policy value annual expenses for the most expensive combination of optional riders with a 5-year Withdrawal Charge (the Minimum Initial Premium, 10% Free Withdrawal Rider, Expanded Estate Protection Benefit at Issue

Overture Medley (R)                   -10-

Ages 71-80 (EEPB fees are less for typical Policy Owners who are Issue Ages 0-70), "Greater Of" Guaranteed Minimum Death Benefit), and 5-year Withdrawal Charge, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (1.62%).
(3) Minimum Policy Expense Fees. This example assumes current charges of 0.85% for Separate Account annual expenses, a $40 current Policy fee, 0.10% of Policy value annual expenses for the 10% Free Withdrawal Rider, 0.50% for a 5-year Withdrawal Charge, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.36%).

No Withdrawal Charge Rider

                                ------------------------------------------------------------------------------------
                                  Surrender Policy at the     Annuitize Policy at the        Policy is neither
                                  end of the time period.     end of the time period.         surrendered nor
                                            ($)                         ($)                   annuitized. ($)
                                ------------------------------------------------------------------------------------
EXAMPLE                         1 Yr   3 Yr   5 Yr   10 Yr  1 Yr   3 Yr   5 Yr   10 Yr  1 Yr   3 Yr   5 Yr   10 Yr
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ -------
   Maximum Expenses with GLWB     $589 $1,753 $2,897 $5,670   $589 $1,753 $2,897 $5,670   $589 $1,753 $2,897 $5,670
   - joint spousal (1)
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ -------
   Maximum Expenses with GLWB     $575 $1,712 $2,834 $5,565   $575 $1,712 $2,834 $5,565   $575 $1,712 $2,834 $5,565
   - single life (1)
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ -------
   Maximum Policy Expenses        $482 $1,450 $2,420 $4,860   $482 $1,450 $2,420 $4,860   $482 $1,450 $2,420 $4,860
   without GLWB Rider (2)
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ -------
   Minimum Policy Expenses (3)    $239   $732 $1,247 $2,642   $239   $732 $1,247 $2,642   $239   $732 $1,247 $2,642
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ -------

(1) Maximum Policy Expense Fees. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee, 1.80% of other Policy value annual expenses for the combination of a No Withdrawal Charge Rider, the 1-Year "Periodic Step-Up" Guaranteed Minimum Death Benefit rider, applicable guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit rider (0.95% for single life, 1.10% for joint spousal) plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (1.62%).
(2) Maximum Policy Expense Fees without GLWB Rider. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee, 1.80% of other Policy value annual expenses for the combination of a No Withdrawal Charge Rider, the 1-Year "Periodic Step-Up" Guaranteed Minimum Death Benefit rider, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (1.62%).
(3) Minimum Policy Expense Fees. This example assumes current charges of 0.85% for Separate Account annual expenses, a $40 current Policy fee, 0.85% of Policy value annual expenses for the No Withdrawal Charge Rider, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.36%).

FINANCIAL INFORMATION
--------------------------------------------------------------------------------
         ACCUMULATION UNIT VALUES

         We provide Accumulation Unit value history for each of the Separate Account variable investment options in Appendix A.

         FINANCIAL STATEMENTS

         Financial statements of the Subaccounts of the Separate Account and our company are included in the Statement of Additional Information. To learn how to get a copy, see the front or back page of this prospectus.

CHARGES EXPLAINED
--------------------------------------------------------------------------------
         (x = Base Policy Fee;  y = Optional Rider Fee)

         We may increase CURRENT FEES, but we guarantee that each CURRENT FEE will never exceed the corresponding GUARANTEED MAXIMUM FEE.

         The following adds to information provided in the CHARGES section. Please review both prospectus sections for information on charges.

         WITHDRAWAL CHARGE

         x We will deduct a withdrawal charge from Policy value upon a full surrender or partial withdrawal. We may also deduct a withdrawal charge from Policy value on the date annuity income payments begin from amounts applied to provide annuity payments. We do not assess a withdrawal charge on premiums after the second year since receipt that are then applied to the Life or Joint and Last Survivor annuity income options. This charge partially covers our distribution costs, including commissions and other promotional costs. Any deficiency is met from our general account, including amounts derived from the mortality and expense risk charge. If your Policy is issued as a 403(b) TSA Policy, any withdrawal charges will be waived after our receipt of satisfactory Written Notice on withdrawals:
       (a) upon your severance of employment after 9 years from the Policy Date;
       (b) due to your disability within the meaning of Code Section 72(m)(7) prior to your age 65.

         The amount of a partial withdrawal you request plus any withdrawal charge is deducted from the Policy value on the date we receive your withdrawal request. Partial withdrawals (including any charge) are deducted from the Subaccounts and the Fixed Account on a pro rata basis, unless you instruct us otherwise. The oldest premium is considered to be withdrawn first, the next oldest premium is considered to be withdrawn next, and so on (a "first-in, first-out" basis). All premiums are deemed to be withdrawn before any earnings.

Overture Medley (R)                   -11-

         Optional Withdrawal Charge Riders
         y The fees for optional withdrawal charge riders are deducted monthly from Policy value. These fees continue as long as the Policy is in force. Your election of one of the optional withdrawal charge riders must be made at issue of the Policy. The Expanded "Free" Withdrawal Rider is not available for Policies issued on or after January 1, 2010. If you elected the Expanded
"Free" Withdrawal Rider, your current Separate Account annual expenses will total 1.20% of the average net asset value, assuming no charges for other riders. If you did not elect the Expanded "Free" Withdrawal Rider, your current Separate Account annual expenses will be 0.85%, again assuming no charges for other riders.

         Optional Free Withdrawal Riders
         The base Policy does not have any free withdrawal riders (allowing withdrawals not subject to a withdrawal charge).

         However, optional free withdrawal riders are available: See the POLICY
DISTRIBUTIONS: Withdrawals section of this prospectus for details. Current fees for optional free withdrawal riders are deducted from the Policy value on each Policy Month date, or if that date falls on a day other than a Business Day, the monthly charge will be deducted on the next Business Day.

         y A No Withdrawal Charge Rider is available for Policies issued on or after September 24, 2008. The charge for this rider is a percentage of the Policy value that will be deducted from the Policy value for the life of the Policy, and is referred to in the Policy Schedule as the "Monthly Charge." This rider may not be cancelled and will terminate when the Policy terminates. The fees for this rider continue as long as the Policy is in force.

         y The TSA No Withdrawal Charge Rider fees are deducted monthly from Policy value. Withdrawal charge fee rates are less for Large Policies (initial premium $25,000 or more) than for Small Policies. The withdrawal charge fee rate is also reduced when the Policy value exceeds $50,000 on a Policy Anniversary. This rider may not be cancelled and will terminate when the Policy terminates. The fees for this rider continue as long as the Policy is in force.

         y The TSA Hardship Waiver Rider fees are deducted monthly from Policy value. This rider automatically terminates if the Policy's tax-qualified status is changed from a 403(b) to an IRA. This rider may be cancelled at any time prior to exercising any of its benefits. Once the Rider's benefits are exercised, the Rider may not be cancelled and will continue as long as the Policy's tax-qualified status is a 403(b). The fees for this rider continue while it is in force.

         MORTALITY AND EXPENSE RISK CHARGE

         x We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is reflected in the Accumulation Unit values for each Subaccount.

         Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Date. The mortality risk we assume is that annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy. Another mortality risk we assume is that at your death the death benefit we pay will be greater than the Policy value.

         Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges. If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit. If the withdrawal charge does not cover our Policy distribution costs, the deficiency is met from our general account assets, which may include amounts, if any, derived from this mortality and expense risk charge.

         ADMINISTRATIVE CHARGES
         Administrative fees help us cover our cost to administer your Policy.

         Administrative Expense Fee
         x This annual fee is reflected in the Accumulation Unit values for each Subaccount.

         Annual Policy Fee
         x We reserve the right to charge an annual Policy fee.
         y The optional Minimum Initial Premium Rider has a current annual
           Policy fee.

         Any Policy fee is deducted from your Policy value on the last Business Day of each Policy Year and upon a complete surrender. This fee is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account in the same proportion that the value in each Subaccount and the Fixed Account bears to the total Policy value. For the optional Minimum Initial Premium Rider for TSA Policies, we will also waive the annual Policy fee for Policy Years when total net premium (premium less withdrawals) is $2,000 or greater. We currently waive any Policy fee if the Policy value is at least $50,000 on a Policy Anniversary.

         TRANSFER FEE

         The first 15 transfers per Policy Year from Subaccounts or the Fixed Account are free. A transfer fee may be imposed for any transfer in excess of 15 per Policy Year. The transfer fee is deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Owner is invested.

Overture Medley (R)                   -12-

         TAX CHARGES
         Some states and municipalities levy a tax on annuities, currently ranging from 0% to 3.5% of your premiums. These tax rates, and the timing of the tax, vary and may change. Presently, we deduct the charge for the tax in those states with a tax either (a) from premiums as they are received, or (b) upon applying proceeds to an annuity income option.

         No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other economic burdens resulting from taxes that we determine are properly attributable to the Separate Account.

         403(b) TAX SHELTERED ANNUITY CHARGES
         403(b) Tax Sheltered Annuity endorsements issued after January 1, 2002 include a 403(b) TSA Endorsement 7-Year Withdrawal Charge schedule in all states except SC and WA; in those states the base Policy 9-Year Withdrawal Charge schedule applies. The PA 7-Year schedule varies from the schedule used in other states. (We will provide you with the correct schedule for your state prior to your purchase of a Policy.) The 403(b) TSA Endorsement also includes a loan option and waiver of withdrawal charge upon disability or severance of employment after the ninth Policy Anniversary.

         FEES CHARGED BY THE PORTFOLIOS
         x Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are set forth in this prospectus' CHARGES section and described in more detail in each fund's prospectus. A portfolio's fees and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

         VALUE+ OPTION CHARGE
         y If you elected the Value+ Option, your current Separate Account annual expenses will total 1.40% of the average net asset value for the first nine Policy Years, assuming no charges for other riders. If you did not elect the Value+ Option, your current Separate Account annual expenses will be 0.85% for all Policy Years, again assuming no charges for other riders.

         GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") CHARGE
         The guaranteed maximum and current annual charges for the GLWB rider are listed in the CHARGES section of this prospectus. Each fee is stated as a percentage that is multiplied by the Policy value. The current charge (0.95% annually for Single Life or 1.10% annually for Joint Spousal) will be deducted from the Policy value on each Monthly Anniversary, beginning with the Rider Activation Date. Beginning January 1, 2010, current GLWB rider fees will become effective on the next Policy Anniversary for all GLWB riders except those in the Withdrawal Phase. Fees will remain at a rate of 0.60% for Single Life and 0.75% for Joint Spousal for:
     a.  GLWB riders that entered the Withdrawal Phase prior to May 1, 2009; and
     b. GLWB riders that entered the Accumulation Phase prior to May 1, 2009 and then the Withdrawal Phase prior to their next Policy Anniversary date after January 1, 2010.
All other GLWB riders, including those that entered the Accumulation Phase prior to May 1, 2009, but have not entered the Withdrawal Phase prior to the next Policy Anniversary following January 1, 2010, will be charged rates of 0.95% for Single Life and 1.10% for Joint Spousal. Current fee rates for GLWB riders are subject to change as described below. If you activate this rider, the charges for the Policy and for the rider will be deducted on a pro-rata basis from all Subaccounts in the asset allocation model you select.

         The rider charge is subject to change upon Rider Activation Date, Policy Anniversary, or upon reset as described in the Reset Feature section of the GLWB rider description. The rider charge will not exceed the guaranteed maximum fee for this rider listed in the CHARGES section. The rider charge will not be deducted while the rider is in the Inactive Phase, after the Policy value reduces to zero, or if the rider is terminated.

         OTHER OPTIONAL RIDER CHARGES
         y Charges for each of the other optional riders are shown in this prospectus' CHARGES section.
--------------------------------------------
         WAIVER OF CERTAIN CHARGES
         When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. In an exchange of another policy we or an affiliated company issued and where the withdrawal charge has been waived, the withdrawal charge for this Policy may be determined based on the dates premiums were received in the prior policy. Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to state approval.

Overture Medley (R)                   -13-

INVESTMENT OPTIONS
--------------------------------------------------------------------------------
         We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options - each chosen for its potential to meet specific investment objectives.

         You may allocate all or a part of your premiums among the Separate Account variable investment options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. For Policies issued with the No Withdrawal Charge Rider, the allocation of any premium to the Fixed Account may not exceed 25% of that premium without our consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining investment options you selected in your latest allocation instructions. The variable investment options, which invest in underlying portfolios, are listed and described in this section of this prospectus.

The value of your Policy will go up [arrow symbol pointing up] or down [arrow symbol pointing down] based on the investment performance of the variable investment options you choose. The investment results of each variable investment option are likely to differ significantly, and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

         SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS

         The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.

         The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Ameritas. The Separate Account was established as a separate investment account of Ameritas Variable Life Insurance Company ("AVLIC") under Nebraska law on May 28, 1987. Effective May 1, 2007, AVLIC merged with and into Ameritas, and the Separate Account was transferred to Ameritas. Ameritas is now the issuer of the Policies and is the "Depositor" of the Separate Account. (See "About Our Company" in the prospectus for further information.) Under Nebraska law, Ameritas owns the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value.

         We are responsible to you for meeting the obligations of the Policy, which are subject to the claims paying ability of our general account, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as publicly traded mutual funds with very similar names. They are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.

Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.

You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

      You bear the risk that the variable investment options you select may fail to meet their objectives, that they could go down in value, and that you could lose principal.

         Each Subaccount's underlying portfolio operates as a separate investment option, and the income or loss of one generally has no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the underlying portfolios which accompany this prospectus.

Overture Medley (R)                   -14-

         The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

         This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio accompanying this prospectus for more information about that portfolio, including detailed information about the portfolio's fees and expenses, investment strategy and investment objective, restrictions, and potential risks. To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.

--------------------------------------------------------------------------------------------------------------------
                         FUND NAME                                             INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                Portfolio Type / Summary of Investment Strategy
--------------------------------------------------------------------------------------------------------------------
                   The Alger Portfolios                                   Fred Alger Management, Inc.
--------------------------------------------------------------------------------------------------------------------
Alger Balanced Portfolio, Class I-2                           Current income and long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
               American Century Investments                       American Century Investment Management, Inc.
--------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund, Class I             Capital growth; income is secondary.
--------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund, Class I               Long-term capital growth; income is secondary.
--------------------------------------------------------------------------------------------------------------------
             Calvert Variable Products, Inc.*                       Calvert Asset Management Company, Inc.
--------------------------------------------------------------------------------------------------------------------
Calvert VP Barclays Capital Aggregate Bond Index Portfolio    Index:  Barclays Capital Aggregate Bond Index.
- Summit Investment Partners, Inc. ("Summit")
(Summit Barclays Capital Aggregate Bond Index Portfolio
prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP EAFE International Index Portfolio - World         Index:  MSCI EAFE Index.
Asset Management, Inc.
(Summit EAFE International Index Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Inflation Protected Plus Portfolio - Summit        Current income.
(Summit Inflation Protected Plus Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Lifestyle Aggressive Portfolio - Summit            Capital growth; investment income is secondary.
(Summit Lifestyle ETF Market Strategy Aggressive Portfolio
prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Lifestyle Conservative Portfolio - Summit          Capital growth, investment income is secondary.
(Summit Lifestyle ETF Market Strategy Conservative
Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Lifestyle Moderate Portfolio - Summit              Capital growth, investment income is secondary.
(Summit Lifestyle ETF Market Strategy Target Portfolio
prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Nasdaq 100 Index Portfolio - Summit                Index:  Nasdaq 100 Index.
(Summit Nasdaq-100 Index Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Natural Resources Portfolio - Summit               Capital growth.
(Summit Natural Resources Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Russell 2000 Small Cap Index Portfolio - Summit    Index:  Russell 2000 Index.
(Summit Russell 2000 Small Cap Index Portfolio prior to
5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP S&P 500 Index Portfolio - Summit                   Index:  S&P 500 Index.
(Summit S&P 500 Index Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP S&P MidCap 400 Index Portfolio - Summit            Index:  S&P MidCap 400 Index.
(Summit S&P MidCap 400 Index Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP SRI Large Cap Value Portfolio - No Subadviser      Long-term capital appreciation
(Summit Zenith Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
              Calvert Variable Series, Inc.*                        Calvert Asset Management Company, Inc.
--------------------------------------------------------------------------------------------------------------------
Calvert VP Income Portfolio - No Subadviser                   Long-term income.
(CVS Calvert Income Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Mid Cap Value Portfolio - RiverSource              Long-term capital appreciation.
Investments, LLC
(Ameritas Mid Cap Value Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Money Market Portfolio - No Subadviser             Money market: current income.
(Ameritas Money Market Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Small Cap Growth Portfolio - Eagle Asset           Long-term capital appreciation.
Management, Inc.
(Ameritas Small Capitalization Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP SRI Balanced Portfolio - Equity Portion: New       Income and capital growth.
Amsterdam Partners LLC; Fixed Income Portion: No Subadviser
(CVS Calvert Social Balanced Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------

Overture Medley (R)                   -15-

--------------------------------------------------------------------------------------------------------------------
                         FUND NAME                                             INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                Portfolio Type / Summary of Investment Strategy
--------------------------------------------------------------------------------------------------------------------
Calvert VP SRI Equity Portfolio - Atlanta Capital             Capital growth.
Management Company, LLC
(CVS Calvert Social Equity Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP SRI Strategic Portfolio - Thornburg Investment     Long-term capital appreciation; current income is
Management, Inc.                                              secondary.
(Ameritas Core Strategies Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
               Dreyfus Investment Portfolios                                The Dreyfus Corporation
--------------------------------------------------------------------------------------------------------------------
Dreyfus MidCap Stock Portfolio, Service Shares                Index:  S&P MidCap 400 Index.
--------------------------------------------------------------------------------------------------------------------
                  DWS Variable Series II                         Deutsche Investment Management Americas Inc.
--------------------------------------------------------------------------------------------------------------------
DWS Dreman Small Mid Cap Value VIP Portfolio, Class A         Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
DWS Global Thematic VIP Portfolio, Class A                    Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
           Fidelity(R) Variable Insurance Products                    Fidelity Management & Research Company
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Asset ManagerSM Portfolio, Service Class 2    Total return.
(1,2,3,4)
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Asset Manager: Growth(R) Portfolio,           Total return.
Service Class 2 (1,2,3,4)
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio, Service Class 2      Long-term capital appreciation.
(1,2,3)
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio, Service Class 2      Index:  S&P 500 Index.
(1,2,3)
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio, Service Class 2 (1,2,3)     Capital Appreciation.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP High Income Portfolio, Service Class 2 (1,2)  Income and growth.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio,              Bond.
Service Class 2 (1,4)
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio, Service Class 2 (1,2,3)    Long-term growth.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio, Service Class 2 (1,2,3)   Long-term growth.
--------------------------------------------------------------------------------------------------------------------
   - Subadvisers: (1)Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity
   International Investment Advisors (U.K.) Limited; (2) FMR Co., Inc., Fidelity Investments Japan Limited; (3)
   Fidelity Management & Research (U.K.) Inc.; and (4) Fidelity Investments Money Management, Inc.
--------------------------------------------------------------------------------------------------------------------
               AIM Variable Insurance Funds                                 Invesco Advisers, Inc.
            (Invesco Variable Insurance Funds)
 (The portfolios listed below were AIM portfolios prior to
5/1/10)
--------------------------------------------------------------------------------------------------------------------
Invesco V.I. Dynamics Fund, Series I                          Long-term growth of capital.
--------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund, Series I - Invesco      Total return through growth of capital and current
Asset Management Limited                                      income.
--------------------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund, Series I              Long-term growth of capital.
--------------------------------------------------------------------------------------------------------------------
               MFS(R) Variable Insurance Trust                       Massachusetts Financial Services Company
--------------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery Series, Initial Class                    Capital appreciation.
--------------------------------------------------------------------------------------------------------------------
MFS(R) Research International Series, Initial Class           Capital appreciation.
--------------------------------------------------------------------------------------------------------------------
MFS(R) Strategic Income Series, Initial Class                 Total return with emphasis on high current income,
                                                              but also considering capital appreciation.
--------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Series, Initial Class                     Total return.
--------------------------------------------------------------------------------------------------------------------
MFS(R) Utilities Series, Initial Class                        Total return.
--------------------------------------------------------------------------------------------------------------------
        Neuberger Berman Advisers Management Trust                      Neuberger Berman Management LLC
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio, Class I             Capital growth.
--------------------------------------------------------------------------------------------------------------------
              PIMCO Variable Insurance Trust                       Pacific Investment Management Company LLC
--------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio, Administrative Class          Total return.
--------------------------------------------------------------------------------------------------------------------
             T. Rowe Price Equity Series, Inc.                          T. Rowe Price Associates, Inc.
--------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio-II                 Seeks Long-term capital growth.  Income is a secondary
                                                            objective.
--------------------------------------------------------------------------------------------------------------------
            Third Avenue Variable Series Trust                            Third Avenue Management LLC
--------------------------------------------------------------------------------------------------------------------
Third Avenue Value Portfolio                                Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
          The Universal Institutional Funds, Inc.                  Morgan Stanley Investment Management Inc.
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I - Morgan     Long-term capital appreciation.
Stanley Investment Management Company ("MSIMC")and Morgan
Stanley Investment Management Limited ("MSIML")
--------------------------------------------------------------------------------------------------------------------
UIF Global Value Equity Portfolio, Class I - MSIML          Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio, Class I - MSIML,        Long-term capital appreciation.
Morgan Stanley Asset & Investment Trust Management Co.,
Limited and MSIMC
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I                     Above-average current income and long-term capital
                                                            appreciation.
--------------------------------------------------------------------------------------------------------------------

* These funds are part of and their investment adviser and Summit are indirect subsidiaries of the UNIFI Mutual Holding Company, the ultimate parent of Ameritas. Also, Calvert Distributors, Inc., an indirect subsidiary of UNIFI, is the underwriter for these funds. Appendix A: Accumulation Unit Values provides current and historical fund and portfolio names.

Overture Medley (R)                   -16-

Overture Medley (R)                   -17-

o        Adding, Deleting, or Substituting Variable Investment Options

         We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

         We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio, if the shares of an underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account. We may add new Separate Account underlying portfolios, or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will first notify you and receive any necessary SEC and state approval before making any such change.

         Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent premium payments, transfers or premium allocations. We will receive any necessary SEC and state approval before making any of these changes.

         We will notify you of any changes to the variable investment options.

         Resolving Material Conflicts - Underlying Investment Interests
         In addition to serving as underlying portfolios to the Subaccounts, the portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts. We do not currently foresee any disadvantages to you resulting from the fund companies selling portfolio shares to fund other products. However, there is a possibility that a material conflict of interest may arise between Policy Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the portfolios. Shares of some of the portfolios may also be sold to certain qualified pension and retirement plans qualifying under section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps to resolve the matter, including removing that portfolio as an underlying investment option of the Separate Account. The Board of Directors of each fund company will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the portfolios for more information. (Also see the Transfers section, Omnibus Orders.)

Overture Medley (R)                   -18-

         FIXED ACCOUNT INVESTMENT OPTION

         There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. When you select the No Withdrawal Charge Rider, you will earn a minimum interest rate that will yield at least 1% per year, compounded annually; otherwise, you will earn a minimum interest rate that will yield at least 3% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. Assets in the Fixed Account are subject to claims by creditors of the company. The focus of this prospectus is to disclose the Separate Account aspects of the Policy. The Fixed Account investment option is not available for Policies issued in the States of Oregon or Washington.

All amounts allocated to the Fixed Account become assets of our general account. Interest in the general account has not been registered with the SEC and is not subject to SEC regulation. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

        We reserve the right to credit a bonus interest to premium payments made to the Fixed Account for Policy Owners who participate in the Enhanced Dollar Cost Averaging ("EDCA") program. The EDCA will be available for new premium only, not transfers from Subaccounts or the Fixed Account. New premium usually includes only money noted on your Policy application; however, we may include other premium payments we receive during the period prior to receipt of the money noted on your application, so long as you do not exceed total premium limits for Ameritas annuities. Each premium allocated to the EDCA must be at least $1,500. We may defer crediting bonus interest until we receive all new premium noted on your application. Until all premiums noted on your application are received, amounts will remain in the Fixed Account and will receive the current interest rate declared for the Fixed Account. We must receive any new premium applicable to the EDCA program during the first six months that you own your Policy.

        We transfer premium allocated to the EDCA monthly over a period of six months, beginning one month after the date we receive all new premium noted on your application. In the event you withdraw or transfer monies allocated to the EDCA, we will stop crediting interest under the EDCA program and transfer any remaining balance proportionately to the remaining investment options you selected in your latest allocation instructions. We reserve the right to discontinue offering the EDCA program at any time.

TRANSFERS

         The Policy is designed for long-term investment, not for use with professional "market timing" services or use with programmed, large or frequent transfers. Excessive transfers could harm other Policy Owners, annuitants and beneficiaries by having a detrimental effect on investment portfolio management. In addition to the right of the portfolios to impose redemption fees on short-term trading, we reserve the right to reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio fund adviser, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy owners would otherwise potentially be adversely affected.

         Transferring money out of a Subaccount within 60 days of a purchase may be considered market timing. However, any portfolio fund adviser may establish its own standards, and each transaction may be evaluated on its own. Ultimately the portfolio fund adviser has the authority to make this determination.

         Prior to the Annuity Date, you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

         Transfer Rules:
          o A transfer is considered any single request to move assets from one or more Subaccounts or the Fixed Account to one or more of the other Subaccounts or the Fixed Account.
          o We must receive notice of the transfer - either Written Notice, an authorized telephone transaction, or by Internet when available. Transfer requests by facsimile, telephone, or Internet must be sent to us by the close of the New York Stock Exchange (usually 3:00 p.m. Central Time) for same-day processing. Requests received later are processed on the next trading day. Fax requests must be sent to us at 402-467-7923. If requests are faxed elsewhere, we will process them as of the day they are received by our trading unit.
          o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
               - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred

Overture Medley (R)                   -19-
                    from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
               - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
          o The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each transfer. This fee is deducted on a pro-rata basis from balances in all Subaccounts and the Fixed Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
          o A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
               -    may be made only once each Policy Year;
               -    may be delayed up to six months;
               -    is limited during any Policy Year to the greater of:
                    - 25% of the Fixed Account value on the date of the transfer during that Policy Year;
                    - the greatest amount of any non-systematic transfer out of the Fixed Account during the previous 13 months; or
                    -    $1,000.
          o For a Policy issued with a No Withdrawal Charge Rider, the amount transferred into the Fixed Account within any Policy Year (except made pursuant to a systematic transfer program) may not exceed 10% of the Policy value of all Subaccounts as of the most recent Policy Anniversary, unless the remaining value in any single Subaccount would be less than $1,000, in which case you may elect to transfer the entire value of that Subaccount to the Fixed Account.
          o We reserve the right to further restrict transfers to the Fixed Account provided that we provide notice to you no less than 30 days prior to the date the restriction becomes effective.
          o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time.
          o If the Policy value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, proportionately to the remaining investment options you selected in your latest allocation instructions. We will notify you when such a transfer occurs. You may, within 60 days of the date of our notice, reallocate the amount transferred, without charge, to another investment option.
          o In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

         Omnibus Orders
         Purchase and redemption orders received by the portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the ability of the portfolios to apply their respective disruptive trading policies and procedures. We cannot guarantee that the portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of portfolio shares, as well as the owners of all variable life insurance or variable annuity contracts, including ours, whose variable investment options correspond to the affected portfolios. In addition, if a portfolio believes that an omnibus order that we submit may reflect one or more transfer requests from Owners engaged in disruptive trading, the portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

         THIRD-PARTY SERVICES

         Where permitted and subject to our rules, we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.

         DISRUPTIVE TRADING PROCEDURES

         The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount's underlying portfolio can disrupt management of a Subaccount's underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy's performance.

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy.

Overture Medley (R)                   -20-

         Policy Owners should be aware that we are contractually obligated to provide Policy Owner transaction data relating to trading activities to the underlying funds on Written Request and, on receipt of written instructions from a fund, to restrict or prohibit further purchases or transfers by Policy Owners identified by an underlying fund as having engaged in transactions that violate the trading policies of the fund.

         We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending or terminating telephone, on-line and facsimile transfer privileges. We will enforce any Subaccount underlying portfolio manager's restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. However, any Subaccount restrictions will be uniformly applied.

         There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. The discretionary nature of our disruptive trading procedures may result in some Policy Owners being able to market time while other Policy Owners bear the harm associated with timing. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them.

         Excessive Transfers
         We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:
          o    the total dollar amount being transferred;
          o    the number of transfers you make over a period of time;
          o whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
          o whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
          o the investment objectives and/or size of the Subaccount underlying portfolio.

         Third Party Traders
         We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:
          o    reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
          o    reject the transfer or exchange instructions of individual Policy
               Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

         We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, earnings sweep or asset allocation program are not subject to these disruptive trading procedures. See the sections of this prospectus describing those programs for the rules of each program.

         SYSTEMATIC TRANSFER PROGRAMS

         We offer several systematic transfer programs. We reserve the right to alter or terminate these programs upon thirty days Written Notice.

         Dollar Cost Averaging
         The Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

Overture Medley (R)                   -21-

         As discussed at "Fixed Account Investment Option," we also reserve the right to credit bonus interest on purchase payments allocated to the Fixed Account for Policy Owners who participate in the Enhanced Dollar Cost Averaging program. We refer to this bonus interest as EDCA. The Dollar Cost Averaging program and/or the EDCA program may not be available in all states and in all markets or through all broker-dealers who sell the Policies.

         Dollar Cost Averaging Program Rules:
          o There is no additional charge for the Dollar Cost Averaging program.
          o We must receive notice of your election and any changed instruction - either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o    Automatic transfers can only occur monthly.
          o    The minimum transfer amount out of the Money Market
               Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
          o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month date.
          o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Money Market Subaccount or the Fixed Account is less than $100.
          o Dollar Cost Averaging is not available when the Portfolio Rebalancing Program is elected.

o        Portfolio Rebalancing
         The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

         Portfolio Rebalancing Program Rules:
          o There is no additional charge for the Portfolio Rebalancing program.
          o    The Fixed Account is excluded from this program.
          o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have rebalancing occur quarterly, semi-annually or annually.

o        Earnings Sweep
         The Earnings Sweep program allows you to sweep earnings from your Subaccounts to be rebalanced among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

         Earnings Sweep Program Rules:
          o    There is no additional charge for the Earnings Sweep program.
          o    The Fixed Account is included in this program.
          o You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have your earnings sweep quarterly, semi-annually or annually.

         ASSET ALLOCATION PROGRAM
         We may offer an asset allocation program using models. However, you always have the ability to construct your own asset allocation plan from among the investment options available in your Policy. Asset allocation programs using models are intended to match model risk tolerance and investment objectives with the investment options available in your Policy.

         To assist you in your selection of an asset allocation model, our Asset Allocation Program (the "Program") uses fund-specific model recommendations developed by our affiliate, Summit Investment Advisors, Inc. ("SIA"). These recommendations are offered to you through an agreement between Ameritas and SIA. The Program consists of five models, ranging from aggressive to conservative. SIA provides Ameritas Investment Corp. ("AIC"), our majority owned subsidiary, with ongoing recommendations and monitoring of the portfolios that comprise the models.

Overture Medley (R)                   -22-

         To participate in the Program:
          o AIC will serve as your investment adviser fiduciary for the Program solely for purposes of development of the models and periodic updates to the models. You must give AIC your written consent and discretionary authority for AIC to give us instructions to allocate your premiums (or, for an existing Policy, Policy value) pursuant to the allocations of the model you select. AIC will also periodically instruct us to change your allocations consistent with any changes to the model made by AIC as recommended by SIA. AIC has no discretionary authority to execute any other transfers for your Policy.
          o    You must complete the Asset Allocation questionnaire.

          o You must allocate all of your Policy value to one asset allocation model. We must receive notice of your asset allocation model election by Written Notice before we can begin a Program for you. Only you can select which model is best for you. The Asset Allocation questionnaire can be an aid, but neither it nor AIC will make this decision for you. You may wish to consult with your own financial professional to determine whether participation in the Program is best for you, and if so, which model is most suitable.

          o Each quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the Program model that you selected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated daily on our website and is available upon request.

          o At least annually, AIC will re-evaluate and may make changes to each investment level model based upon SIA's recommendations. When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Program.
          o If you are currently participating in a Program model and you make changes to your allocations outside the model, you will not receive future notifications of model changes. You will then be considered as having withdrawn from the Program and as having cancelled your relationship with AIC for purposes of implementing the Program with your Policy. For this reason, you will not be able to execute trades online if you participate in the Program. You will be required to talk to a Service Center representative if you are in the Program, but wish to make a transfer or trade. The Service Center representative will explain to you, prior to executing any telephone transaction, that your election to execute a trade will result in the discontinuance of the Program for your Policy. Additional safeguards apply if your Policy has the GLWB rider (See the GLWB Rider section, Asset Allocation.).

          o If participation in the Program terminates, including by death of the Owner, Policy value will not be reallocated automatically if the model is changed, and thus will not reflect the most current allocation recommendations. Any additional premiums received after the death of the Owner will be returned.

         Potential Conflicts of Interest
         -------------------------------
         AIC and SIA may be subject to competing interests that have the potential to influence their decision making with regard to the models. AIC is compensated by us as principal underwriter for the Policies. SIA is compensated by us for its fund-specific model recommendations, and its ongoing oversight of the available investment options. We and AIC may receive fees for administrative services from other portfolios in the models. This additional compensation and related responsibilities may create conflicts of interest as AIC determines what portfolios should be in the models. Also, Calvert Variable Products, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), which are part of the UNIFI Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy. The Calvert Funds are advised by Calvert Asset Management Company, Inc. ("CAMCO"), an affiliate of ours, and certain of the Calvert Funds are subadvised by Summit Investment Partners, Inc. ("Summit"), also an affiliate of ours. CAMCO and Summit are compensated for advisory oversight, subadvisory, and administrative services. Calvert Fund portfolios may or may not be included in the models. SIA may have an incentive to recommend certain portfolios that have administrative, advisory or subadvisory services provided by CAMCO and Summit. As a result of the competing interests the affiliated parties face in this Program, there is an increased potential risk of a conflict of interest in these arrangements.

Overture Medley (R)                   -23-

         The GLWB rider requires that, beginning on the rider activation date, you may participate only in certain Program models. The models currently available for use with the GLWB rider are: Capital Growth, Moderate, Balanced, and Conservative; for more information on these models, see your variable annuity application. The GLWB rider will terminate if you withdraw from a designated model or allocate any portion of your subsequent premium payments to an investment option that is not consistent with the listed models.

         There is no additional charge for selecting the Program. Although asset allocation programs are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still lose value. For information about risks of participating in the Program and more detail about the Program, including more information about conflicts of interest, ask for a copy of this prospectus' Statement of Additional Information. More information about AIC's role as investment advisor for the Program is available on AIC's Form ADV Part II which is delivered to you at the time you subscribe to the Program. We may modify or discontinue the Asset Allocation Program at any time.

         y VALUE+ OPTION
         The Value+ Option is not available for Policies issued on or after November 5, 2007.
         If you elected the Value+ Option, we will credit a bonus (the "Credit") to your Policy value. The Credit will be 4% on all premium payments you make during the first twelve months of the Policy. The Credit will be funded from our general account and will be credited proportionately among the investment options you select for premiums. For premium payments received in Policy Years two through nine, we will credit lesser amounts equal to 4% times the decreasing ratios in the following schedule:
                 Year                   Formula                Reduced Credit
                 ----                   -------                --------------
                   2                   4% x 8/9                     3.56%
                   3                   4% x 7/9                     3.11%
                   4                   4% x 6/9                     2.67%
                   5                   4% x 5/9                     2.22%
                   6                   4% x 4/9                     1.78%
                   7                   4% x 3/9                     1.33%
                   8                   4% x 2/9                     0.89%
                   9                   4% x 1/9                     0.44%

         Value+ Option Credits are treated as "earnings" for purposes of determining withdrawal charges and free withdrawal amounts on surrenders and partial withdrawals. Similarly, Credits are not treated as an "investment in the contract" for tax purposes. (See discussion of Withdrawals and Value+ Option Recapture, below.)

         Value+ Option Charge
         The annualized charge for the Value+ Option is currently 0.55% of the Policy value, which will be deducted each monthly activity date for the first nine Policy Years. We expect to make a profit on this option. If you expect to surrender the Policy in the first nine Policy Years, you should not elect the Value+ Option because the benefit from the Credit would be less than the charges paid for it. An Owner who holds a Policy for at least nine years will benefit from electing the Value+ Option. After nine Policy Years, both the Policy value and the Cash Surrender Value received upon full surrender of the Policy will be greater if the Value+ Option is elected, than if it had not been elected.

         Withdrawals and Value+ Option Recapture
         If the Value+ Option has been elected, all withdrawals and annuitizations during the first seven Policy Years will be subject to recapture of a portion of the Credit Value. The amount of the Credit Value assumed to be withdrawn is equal to the total withdrawal from the Policy value times the ratio of the Credit Value to the Policy value. In the first Policy Year, the Credit Value recaptured by Ameritas is one hundred percent (100%) of the Credit Value withdrawn. In Policy Years two through seven, we will reduce the recapture ratio one-ninth each year according to the following schedule:
                               Year    Percentage
                                 2        89%
                                 3        78%
                                 4        67%
                                 5        56%
                                 6        44%
                                 7        33%

         EXAMPLE: If you paid $100 in premium in the first Policy Year, we credited $4 under this option. If at the end of five years this initial $4 credit has a value equal to $5 (Credit Value), we would recapture $2.80 (0.56 X $5), in the event you surrender your Policy.

         No recapture will occur after the seventh Policy Year, and the Credit Value will be vested, subject to future increases or decreases for investment gains or losses. If you elected one of the optional free withdrawal charge riders, we will not recapture Credit Value on free withdrawal amounts. For purposes of calculating the withdrawal charge, withdrawals are considered to come from the oldest premium payment first, then the next oldest and so forth. Credit Value recaptured will be proportionate from your investment option allocations at the time of the withdrawal.

Overture Medley (R)                   -24-

         No recapture of the Credit Value will take place:
          o if the Policy is annuitized and applied to a life contingent income option (assuming no premiums paid for two years prior to annuitization),
          o    if a death benefit becomes payable, or
          o if distributions are required in order to meet minimum distributions requirements under the Internal Revenue Code.

         In no event will the total dollar amount of the surrender charge plus recapture of the Credit Value exceed that percentage of premium stated below during the first seven years after a premium payment:
                         Age (in years) of    Maximum Percentage of
                         Premium Payment            Premium
                                1                  12.5%
                                2                  11.1%
                                3                  10.2%
                                4                  10.0%
                                5                   9.0%
                                6                   8.0%
                                7                   7.0%

IMPORTANT POLICY PROVISIONS
--------------------------------------------------------------------------------
         The Overture Medley (R) Policy is a flexible premium deferred variable annuity policy. The Policy allows you to save and invest your assets on a tax-deferred basis. A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the annuitant lives or for some other period you select. In addition, if you die before those payments begin, the Policy will pay a death benefit to your beneficiary. Many key rights and benefits under the Policy are summarized in this prospectus. You may obtain a copy of the Policy from us. The Policy can be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option or as a death benefit.

         POLICY APPLICATION AND ISSUANCE

         To purchase a Policy, you must submit an application and a minimum initial premium. A Policy usually will be issued only if you and the annuitant are age 0 through 85, rounded to the nearest birthday. We reserve the right to reject any application or premium for any reason.

Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.

         If your application is in good order upon receipt, we will credit your initial net premium to the Policy value in accordance with your allocation instructions within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

         The Policy Date is the date two Business Days after we receive your application and initial premium. It is the date used to determine Policy Anniversaries and Policy Years. No Policy will be dated on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)

         You can purchase a tax-qualified Policy as part of Section 401(a) pension or profit-sharing plans, or IRA, Roth IRA, SIMPLE IRA, SEP, 403(b)
(TSAs), and Section 457 deferred compensation plans, subject to certain limitations. See this prospectus' FEDERAL INCOME TAX MATTERS section for details. Call us to see if the Policy may be issued as part of other kinds of plans or arrangements.

         Application in Good Order
         All application questions must be answered, but particularly note these requirements:
          o The Owner's and the annuitant's full name, Social Security number, and date of birth must be included.
          o Your premium allocations must be completed in whole percentages, and total 100%.
          o    Initial premium must meet minimum premium requirements.
          o Your signature and your agent's signature must be on the application.
          o Identify the type of plan, whether it is nonqualified or, if it is qualified, state the type of qualified plan.
          o    City, state and date application was signed must be completed.

Overture Medley (R)                   -25-

          o If you have one, please give us your email address to facilitate receiving updated Policy information by electronic delivery.

          o There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.
          o    Your agent must be both properly licensed and appointed with us.

         Premium Requirements
         Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting of your initial premium payment made by personal check to your Policy until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. Total premiums for all annuities held with us for the same annuitant or Owner may not exceed $1 million without our consent.

         Initial Premium
         o    The only premium required.  All others are optional.
         o Must be at least $25,000. If you purchase the optional Minimum Initial Premium feature, it must be at least $2,000 for all plans, except 403(b) tax-sheltered annuities. The initial premium for a 403(b) Policy may be as low as $0 so long as the annualized planned premium is at least $600 and the minimum modal premium is at least $50. We have the right to change these premium requirements.

         Additional Premiums
         o Must be at least $1,000; $50 if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or a tax-qualified plan. We have the right to change these premium requirements.
         o Will not be accepted, without our approval, on or after the later of (i) the Policy Anniversary following your or the annuitant's 85th birthday or (ii) the Annuity Date.

         Allocating Your Premiums
         You may allocate your premiums among the variable investment options and the Fixed Account option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.
          o    Allocations must be in whole percentages, and total 100%.
          o You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
          o All premiums will be allocated pursuant to your instructions on record with us.
          o For Policies issued with the No Withdrawal Charge Rider, the allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining investment options you selected in your latest allocation instructions.

         "Right to Examine" Period Allocations
         If you are not satisfied with the Policy, you may void it by returning it to us or our agent from which it was purchased within 10 days of receipt, or longer where required by state law. You will then receive a full refund of your Policy value; however, where requried by certain states, or if your Policy was issued as an Individual Retirement Account ("IRA"), you will receive either the premium paid or your Policy value, whichever amount is greater.

         YOUR POLICY VALUE

         On your Policy's date of issue, the Policy value equals the initial premium less any charge for applicable premium taxes. On any Business Day thereafter, the Policy value equals the sum of the values in the Separate Account variable investment options and the Fixed Account. The Policy value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable investment options (and interest earned in the Fixed Account option) as well as the deductions for charges under the Policy.

         Separate Account Value
         Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Allocation Units held in the Subaccount allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:
          (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
          (b)  the daily administrative expense fee; minus

Overture Medley (R)                   -26-

          (c) the daily mortality and expense risk charge; and this result divided by
          (d) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

         When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

         An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

         Fixed Account Value
         The Policy value of the Fixed Account on any Business Day equals:
          (a) the Policy value of the Fixed Account at the end of the preceding Policy Month; plus
          (b) any net premiums credited since the end of the previous Policy Month; plus
          (c) any transfers from the Subaccounts credited to the Fixed Account since the end of the previous Policy Month; minus
          (d) any transfers and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy Month; minus
          (e) any partial withdrawal and withdrawal charge taken from the Fixed Account since the end of the previous Policy Month; minus
          (f) the Fixed Account's share of the annual Policy fee on the Policy Anniversary; minus
          (g)  the Fixed Account's share of charges for any riders;
               plus
          (h)  interest credited on the Fixed Account balance.

         TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
o   Transfers among investment options.
o   Establish systematic transfer programs.
o   Change of premium allocations.

How to Authorize Telephone Transactions
o Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf.
o You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules
o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open.
o    Will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o    May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

         DEATH OF ANNUITANT

         Upon the annuitant's death prior to 30 days before the Annuity Date, you may generally name a new annuitant. If any Owner is the annuitant, then upon that Owner's death, the Policy's applicable death benefit becomes payable to the named beneficiary(ies). However, if the beneficiary is the deceased Owner's spouse, then upon that Owner's death the spouse may be permitted under federal tax law to become the new Owner of the Policy and to name an annuitant and different beneficiaries.

         DELAY OF PAYMENTS

         We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

         We may defer payments of a full surrender or partial withdrawals or a transfer from the Fixed Account for up to 6 months from the date we receive your Written Notice, after we request and receive approval from the department of insurance of the State where the Policy is delivered.

         BENEFICIARY

         You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

Overture Medley (R)                   -27-

         If there are joint Owners, the surviving joint Owner will be deemed the beneficiary, and the beneficiary named in the Policy application or subsequently changed will be deemed the contingent beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent beneficiary.

         If the beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner. The surviving spouse may not elect the Guaranteed Lifetime Withdrawal Benefit rider when the single life option was selected and the Policy was issued under an Internal Revenue Code Section 401, 403(b) or 457 qualified plan.

         If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

         MINOR OWNER OR BENEFICIARY
         A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. In most states parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

         POLICY CHANGES
         Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Center and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' first two pages and last page.

         POLICY TERMINATION
         We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy. See this prospectus' POLICY DISTRIBUTIONS: Withdrawals section for more information.

         If you have paid no premiums during the previous 36-month period, we have the right to pay you the total value of your Policy in a lump sum and cancel the Policy if (i) the Cash Surrender Value is less than $1,000 (does not apply to IRAs), or (ii) the paid-up lifetime income annuity benefit at maturity, based on an accumulation of the Policy value to maturity, would be less than $20 per month. We will not impose a withdrawal charge on involuntary terminations.

         Optional Riders
         This Policy allows you the opportunity to select, and pay for, only those variable annuity policy riders you want by "unbundling" riders that are often incorporated into a base variable annuity policy. Check with your sales representative or us before selecting a rider, as some may not be available in your state on the effective date of this prospectus. These options are currently only available at Policy issue, and most are only available if you are then not older than age 70. Certain options may not be available in combination with other options. Some of these riders are not available in some states. For riders not available in your state on the date of your purchase, we may make them available to existing Owners for a limited time after the option becomes available. Each of the options is principally described in the prospectus sections noted below:

Option                                                        Prospectus Section Where It Is Covered
------                                                        --------------------------------------
y Minimum Initial Premium.....................................IMPORTANT POLICY PROVISIONS:
                                                                 Policy Application and Issuance
y Withdrawal Charge Period....................................CHARGES: Withdrawal Charge
y Free Withdrawal Riders......................................POLICY DISTRIBUTIONS: Withdrawals
y No Withdrawal Charge Rider..................................POLICY DISTRIBUTIONS: Withdrawals
y Guaranteed Minimum Death Benefit............................POLICY DISTRIBUTIONS: Death Benefits
y 403(b) Tax Sheltered Annuity Endorsement....................POLICY DISTRIBUTIONS: Withdrawals, and
     (REQUIRED for 403(b) Policies)                              APPENDIX B: Tax Qualified Plan Disclosures
y Value+ Option...............................................INVESTMENT OPTIONS: Value+ Option
y Estate Protection Benefit ("EPB") Rider and
     Expanded Estate Protection Benefit ("EEPB") Rider........POLICY DISTRIBUTIONS: Death Benefits
y Guaranteed Lifetime Withdrawal Benefit ("GLWB") Rider.......POLICY DISTRIBUTIONS: GLWB Rider

Charges for each of the options are shown in this prospectus' CHARGES section.

Overture Medley (R)                   -28-

POLICY DISTRIBUTIONS
--------------------------------------------------------------------------------
                (y = Optional)
         There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Date. Tax penalties and withdrawal charges may apply to amounts taken out of your Policy before the Annuity Date. Your Policy also provides a death benefit (including, for an additional charge, an optional Guaranteed Minimum Death Benefit) that may be paid upon your death prior to the Annuity Date. All or part of a death benefit may be taxable.

         WITHDRAWALS

         You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Annuity Date. Amounts withdrawn (except for optional "free" withdrawals you may have elected, described below) are subject to a withdrawal charge. Following a full surrender of the Policy, or at any time the Policy value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

         For purposes of the withdrawal charge only, premiums are deemed to be withdrawn before any earnings; this means that there may be no withdrawal charge if the amount of the withdrawal is less than or equal to premiums received at least "x" years prior to the withdrawal and not considered having been previously withdrawn, where "x" is the number of years in the withdrawal charge period. Of premium considered withdrawn, the oldest premium is considered withdrawn first, the next oldest premium is considered withdrawn next, and so on (a "first-in, first-out" procedure). (This is different than taxation order, which generally considers the last premium withdrawn first - a "last-in, first-out" procedure.)

         Withdrawal Rules
         Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through 28th day of the month.
          o    Minimum withdrawal is $250.
          o We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy.
          o Withdrawal results in cancellation of Accumulation Units from each applicable Subaccount and deduction of Policy value from any Fixed Account option. If you do not specify which investment option(s) from which to take the withdrawal, it will be taken from each investment option in the proportion that the Policy value in each investment option bears to the total Policy value.
          o The total amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid (including withdrawal charges), a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Separate Account.
          o Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

         We will allow facsimile request forms and signatures to be used for the purpose of a "Written Notice" authorizing withdrawals from your Policy. You may complete and execute a withdrawal form and send it to our Service Center fax number, 402-467-7335. We offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.

o        Systematic Withdrawal Plan
         The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Policy value from a specified investment option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax adviser before requesting this plan.

Overture Medley (R)                   -29-

o        y "Free" Withdrawal Riders
         The following Policy riders allow access to certain Policy value without being subject to withdrawal charges. There is a charge for these riders. For information about the charges for these riders, see this prospectus' CHARGES and CHARGES EXPLAINED sections. For all Policies that are not issued pursuant to a 403(b) tax sheltered annuity plan, either the 10% "Free" Withdrawal Rider, the Expanded "Free" Withdrawal Rider (not available for Policies issued on or after January 1, 2010), or the No Withdrawal Charge Rider must be elected at issue of the Policy. For all Policies that are issued pursuant to a 403(b) tax sheltered annuity plan, either the 10% "Free" No Withdrawal Rider or one of the 403(b) TSA No Withdrawal Charge Riders must be elected at issue of the Policy.

         y   The 10% "Free" Withdrawal Rider allows you to  withdraw,  each
Policy Year, up to 10% of your Policy value without deduction of a withdrawal charge. Under this optional Rider, Policy value is considered withdrawn on the same basis as in the base Policy (first premiums on a first-in first-out basis, then earnings). The 10% amount is determined at the time the withdrawal is made and is reduced by all prior free withdrawals in that Policy Year. If you do not withdraw the 10% amount in a Policy Year, you may not carry forward the unused "free" withdrawal amount into the next Policy Year.

         y   The Expanded "Free" Withdrawal Rider, which is not available for
Policies issued on or after January 1, 2010, allows you to withdraw, without a withdrawal charge, each Policy Year, up to the greater of a stated percentage of your Policy value, minus prior "free" withdrawals taken since Policy issue, or any of your accumulated Policy earnings. (Accumulated Policy earnings are the excess of the Policy value over the net of premiums paid, plus any Value+ Credit amount, less any previous withdrawals of premium. Note that Value+ is not available for Policies issued on and after November 5, 2007.) Under this optional rider, for purposes of the withdrawal charge only, earnings are considered withdrawn before premium, and premium is considered withdrawn on a first-in first-out basis. (This is different than taxation order, which generally considers the last premium withdrawn first - a "last-in, first-out" procedure.) The stated percentage of Policy value available as a "free" withdrawal each Policy Year is 15% the first year, 30% the second year, and 45% the third and subsequent years. The percentage amount is determined at the time the withdrawal is made.

        Y The No Withdrawal Charge Rider, which can only be attached to the Policy at issue, allows the Policy to be issued without any withdrawal charges. Other features of a Policy issued with the rider include:
          o allocations and transfers to the Fixed Account have the following restrictions:
               - allocation of premium to the Fixed Account is limited to 25% of premium without prior approval;
               - the amount transferred to the Fixed Account within any Policy Year (except made pursuant to a systematic transfer program) is limited to 10% of the value of all Subaccounts on the most recent Policy Anniversary; and
               - we may further restrict allocation of premiums and transfers to the Fixed Account upon providing you with 30 day notice;
          o if death occurs after age 69, the death benefit is equal to your Policy value on the later of the date we receive satisfactory proof of death or an annuity payout option is elected less any charge for applicable premium taxes (See the Death Benefits section, below.);
          o the death benefit is proportionally adjusted for partial withdrawals;

In most jurisdictions, the "other features" listed above are included as part of the rider. However, in Massachusetts, Maryland, and Oregon, these features are incorporated into the base Policy that is issued with a No Withdrawal Charge Rider, rather than being made a part of the rider. For all Policies issued with a No Withdrawal Charge Rider, the rider may not be cancelled and will terminate only when the Policy terminates.

         y   The TSA Hardship Waiver Rider, available only for Policies issued pursuant to a 403(b) tax sheltered annuity plan and which can only be attached to the Policy at issue, waives Withdrawal Charges for withdrawals of Policy value made while the Owner/annuitant is suffering a hardship as defined under applicable law and with satisfactory Written Notice to us.

         y   The TSA No Withdrawal Charge Riders, available only for Policies issued as 403(b) tax sheltered annuities and which can only be attached to the Policy at issue, allow the Policy to be issued without any withdrawal charges.

         LOANS (403(b) PLANS ONLY)

         Loans are only available if your Policy is a Tax Sheltered Annuity (sometimes called a "TSA" or "403(b) plan") under federal tax law and your Policy value is at least $5,000. The Owners can take loans from the Policy value beginning one year after the Policy is issued up to the Annuity Date, and cannot take out more than one loan each Policy Year. Loans are subject to the terms of the Policy, the plan, and federal tax law. We reserve the right to modify the terms of a loan to comply with changes in applicable law, or to reject any loan request if we believe it may violate the terms of the plan or applicable law. (We are not responsible for compliance of a loan request with

Overture Medley (R)                   -30-
plan requirements.) On Policies issued after January 1, 2002 with the 403(b) Tax Sheltered Annuity Endorsement, we may charge a fee (currently $25; guaranteed maximum is $40) for each loan as loan origination expenses; however, this fee will be waived if loan repayment is established on an automatic basis. (This charge does not apply to Policies issued prior to January 1, 2002 or to loans made in states where origination fees are not approved.)

         Minimum and Maximum Loan Amounts
         Minimum - $1,000. Each loan must individually satisfy this minimum amount.
         Maximum - We will calculate the maximum nontaxable loan amount based upon information provided by the plan participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all your outstanding TSA loans must not exceed the lesser of (i) $50,000 reduced by the highest outstanding balance owed during the previous 12 months, or (ii) 50% of your Policy value.

         How Loans are Processed
         All loans are made from our general account. We transfer Policy value to our general account as security for the loan. The transfer is made in proportion to assets in and among the Subaccounts and in the Fixed Account, unless you give us different allocation instructions. No withdrawal charge is levied upon Policy value transfers related to loan processing. We are usually able to process a loan request within seven Business Days.

         Loan Interest
         Interest rate charged on loan balance: guaranteed maximum rate is 8%; we may declare a lower current interest rate.
         Interest rate credited to Policy value that is collateral for the loan: guaranteed minimum rate is 3%; we may declare a higher current interest rate.
         Specific loan terms are disclosed at the time of loan application or issuance.

         Loan Repayment
         Loans must be repaid within 5 years, or 20 years if the loan is used to purchase your principal residence. Loan repayments must be identified as such; if they are not, we will treat them as additional premium payments and they will not reduce the outstanding loan. Loan repayments must be substantially level and made at least quarterly. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Subaccounts and Fixed Account pursuant to your then current investment option allocation instructions. Any repayment due under the loan that is unpaid for 90 days will cause the loan balance to become immediately due without notice. The loan will then be treated as a deemed Policy distribution and reported as income to be taxed to the Owner.

         Any Policy loan balance must be repaid prior to the activation of the GLWB rider. Once the GLWB rider is activated, no Policy loans may be taken.

         Policy Distributions, including Annuity Income Payments
         While a loan is outstanding, any Policy distributions made, including annuity income payments, will be reduced by the amount of the outstanding loan plus accrued interest.

         Transferring the Policy
         We reserve the right to restrict any transfer of the Policy while a loan is outstanding.

         DEATH BENEFITS

         We will pay the death benefit after we receive satisfactory proof of death of an Owner's death or as soon thereafter as we have sufficient information about the beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at your death. If the beneficiary does not make an annuity income option election within 60 days of our receipt of satisfactory proof of death, we will issue a lump-sum payment to the beneficiary.

         Until we receive satisfactory proof of death and instructions, in the proper form, from your beneficiaries, your Policy will remain allocated to the Subaccounts you chose, so the amount of the death benefit will reflect the investment performance of those Subaccounts during this period. If your Policy has multiple beneficiaries, we will calculate and pay each beneficiary's share of the death benefit proceeds once we receive satisfactory proof of death and when we receive instructions, in proper form, from that beneficiary. The death benefit proceeds still remaining to be paid to other beneficiaries will remain allocated to and continue to fluctuate with the investment performance of the Subaccounts you chose, until each beneficiary has provided us instructions in the proper form.

         In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the general account.

Overture Medley (R)                   -31-

         If an Owner of the Policy is a corporation, trust or other non-individual, we treat the primary annuitant as an Owner for purposes of the death benefit. The "primary annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. A change in the primary annuitant will be treated as the death of an Owner.

         If the annuitant is an Owner or joint Owner, the annuitant's death is treated as the Owner's death.

         If the annuitant is not an Owner and the annuitant dies before the Annuity Date, the Owner may name a new annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new annuitant, the Owner will become the annuitant.

         If your spouse is the Policy beneficiary, annuitant, or a joint Owner, special tax rules apply. See the IRS Required Distribution Upon Death of Owner section below.

         We will deduct any applicable premium tax not previously deducted from the death benefit payable.

         Standard Death Benefit
         Upon any Owner's death before the Annuity Date, the Policy will end, and we will pay a death benefit to your beneficiary(ies). The death benefit equals the larger of:
         (a) your Policy value (without deduction of the withdrawal charge) on the later of the date we receive satisfactory proof of death or an annuity payout option election less any charge for applicable premium taxes; or
         (b)  the sum of net premiums, less partial withdrawals.

         Upon any Owner's death on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

         No Withdrawal Charge Rider - Death Benefit
         For Policies issued with the No Withdrawal Charge Rider, if death occurs after age 69, the death benefit is equal to your Policy value on the later of the date we receive satisfactory proof of death or an annuity payout option is elected less any charge for applicable premium taxes.

         If death occurs prior to age 70, the death benefit as of the date satisfactory proof of death is received is equal to the greater of the adjusted sum of premiums or the Policy value. The initial value of the adjusted sum of premiums is the initial premium. As of the day a subsequent premium is received by us, the adjusted sum of premiums is increased by the amount of that premium. As of the day that a partial withdrawal is made, the adjusted sum of premiums is decreased by the same proportion as the Policy value is decreased by the partial withdrawal.

         IRS Required Distribution Upon Death of Owner
         Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Date, then the entire value of your Policy must be distributed within 5 years of your death. The 5-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual beneficiary; and (b) will be paid over the lifetime or the life expectancy of that beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. A more detailed description of these rules and other required distribution rules that apply to tax-qualified Policies are described in Appendix B of this prospectus.

         Tables Illustrating Benefits Upon Death
         The following tables illustrate benefits payable, if any, upon death of a party to the Policy for most, but not necessarily all, situations. The terms of any Policy rider or qualified plan funded by the Policy may change this information. Please consult your own legal and tax adviser for advice. You may contact us for more information.

                    If death occurs before the Annuity Date:

                                        If death occurs before the Annuity Date:
If the deceased is...  and...             and...                    then the...
-------------------- ------------------ ------------------------- ------------------------------------------------
-------------------- ------------------ ------------------------- ------------------------------------------------
any Policy Owner     - - -              - - -                     Policy beneficiary receives the death benefit.
-------------------- ------------------ ------------------------- ------------------------------------------------
any Policy Owner     the beneficiary    - - -                     the surviving spouse may elect to become the
                     is the Policy                                Policy Owner and continue the Policy, or may
                     Owner's                                      have the Policy end and receive the death
                     surviving spouse                             benefit.
-------------------- ------------------ ------------------------- ------------------------------------------------
the annuitant        a Policy Owner     there is no named         the Policy continues with the Policy Owner as
                     is living          contingent or joint       the Policy annuitant unless the Owner names a
                                        annuitant                 new annuitant.
-------------------- ------------------ ------------------------- ------------------------------------------------
the annuitant        the Policy Owner   - - -                     the annuitant's death is treated as a Policy
                     is a non-person                              Owner's death.
-------------------- ------------------ ------------------------- ------------------------------------------------
any annuitant        a Policy Owner     the contingent or joint   contingent annuitant becomes the annuitant, and
                     is living          annuitant is living       the Policy continues.
-------------------- ------------------ ------------------------- ------------------------------------------------

Overture Medley (R)                   -32-

                                        If death occurs on or after the Annuity Date:
If the deceased is...  and...             then the...
-------------------- ------------------ ----------------------------------------------------------------------------
-------------------- ------------------ ----------------------------------------------------------------------------
any Policy Owner     There is a         surviving Policy Owner remains as Owner for purposes of distributing any
                     living joint       remaining Policy proceeds pursuant to the annuity income option then in
                     Owner, and         effect.  If the annuity benefit payee was the deceased Policy Owner, the
                     the annuitant is   surviving Owner receives the proceeds.  If the payee is other than the
                     living             deceased Owner, proceeds continue to be paid to the payee until the paye's death, then are paid to the Policy beneficiary.
-------------------- ------------------ ----------------------------------------------------------------------------
any Policy Owner     There is no        Policy beneficiary becomes the Policy Owner for purposes of distributing
                     surviving joint    any remaining Policy proceeds pursuant to the annuity income option then
                     Owner, and         in effect.  If the annuity benefit payee was the Owner, then the Policy
                     the annuitant is   beneficiary receives the proceeds.  If the payee is other than the Owner,
                     living             proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
-------------------- ------------------ ----------------------------------------------------------------------------
any Policy           any Policy Owner   Policy Owner (or other named payee) receives distribution of any remaining
annuitant            is living          Policy proceeds pursuant to the annuity income option then in effect.
-------------------- ------------------ ----------------------------------------------------------------------------
the annuitant        the annuitant is   Policy beneficiary becomes the Policy Owner for purposes of distributing
                     also the Policy    any remaining Policy proceeds pursuant to the annuity income option then
                     Owner              in effect.  If the annuity benefit payee was the Owner, then the Policy beneficiary receives the proceeds.  If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
-------------------- ------------------ ----------------------------------------------------------------------------

         Optional Death Benefit Riders

o        y Optional Guaranteed Minimum Death Benefit Riders
         You may elect one of three optional Guaranteed Minimum Death Benefit Riders, for a charge. Your election must be made when the Policy is issued, and only if you and the annuitant are then not older than age 70. Your election cannot be changed or revoked. At your age 85, each rider terminates and the rider charges end. The death benefit becomes the standard death benefit, which is the greater of the Policy value or the amount invested less withdrawals. (If your Policy also has the No Withdrawal Charge Rider, the death benefit becomes the Policy value.) Under these riders, if the Owner is not a natural person, you cannot change the annuitant after the Guaranteed Minimum Death Benefit is elected. Each of the riders provides the opportunity to enhance the Policy's death benefit if Subaccount underlying portfolios should sharply decrease in value. See this prospectus' CHARGES and CHARGES EXPLAINED sections for information on the charge for these riders. Only the "Periodic Step-Up" Guaranteed Minimum Death Benefit Rider is available with the No Withdrawal Charge Rider.

         y Optional "Periodic Step-Up" Guaranteed Minimum Death Benefit
        This rider provides an amount greater than the standard death benefit under certain conditions. This greater amount is referred to as the GMDB. During the first Policy Year, the GMDB is zero. Until the termination of this rider, the GMDB is the step-up benefit, defined as (a) plus (b) minus (c) minus (d), where:
          (a)  is the greater of:
               (i)  the Policy value as of the most recent step-up date; or
               (ii) the step-up benefit immediately preceding the most recent step-up date
          (b)  is any premiums paid since the most recent step-up date
          (c) is any partial withdrawals, including withdrawal charges, since the most recent step-up date
          (d) is a proportional adjustment for each partial withdrawal made since the most recent step-up date.

The proportional adjustment will never be less than zero. It equals the step-up benefit minus the Policy value, times the ratio of the partial withdrawal amount divided by the Policy value. The step-up benefit and Policy value used to compute the proportional adjustment are prior to the partial withdrawal.

         The step-up interval is stated in your Policy's schedule page for this rider. The step-up benefit for your attained ages 80-84 is the step-up benefit on the Policy Anniversary nearest your 80th birthday adjusted by adding subsequent premiums paid and subtracting withdrawals made. The step-up benefit expires upon termination of this rider, which is the Policy Anniversary nearest your 85th birthday.

         y Optional 5% Roll-up Guaranteed Minimum Death Benefit
         This rider provides an amount greater than the standard death benefit under certain conditions. This greater amount is referred to as the GMDB. Until the termination of this rider, the GMDB is the roll-up benefit, defined as the greater of (a) or (b), where:
          (a)  is the current Policy value, and
          (b) is the total of premiums paid less withdrawals (net premiums) accumulated at 5% simple interest, not to exceed 200% of net premiums.
The roll-up benefit is reduced by a proportional adjustment for partial withdrawals. This adjustment will never be less than zero. It equals the roll-up benefit minus the Policy value, times the ratio of the partial withdrawal amount divided by the Policy value. The roll up benefit and Policy value used to compute this adjustment are prior to the partial withdrawal.

         The accumulation of net premiums, as described in (b) above, stops on the anniversary nearest your 80th birthday. The roll-up benefit for your attained ages 80-84 is the roll-up benefit on the Policy Anniversary nearest

Overture Medley (R)                   -33-
your 80th birthday adjusted by subsequent premiums and withdrawals. The roll-up benefit expires upon termination of this rider, which is the Policy
Anniversary nearest your 85th birthday.

         y Optional "Greater of" Guaranteed Minimum Death Benefit
         This rider provides an amount greater than the standard death benefit under certain conditions. This greater amount is referred to as the GMDB. Until the termination of this rider, the GMDB is the greater of the step-up benefit GMDB or the roll-up benefit GMDB.

         y Optional Estate Protection Benefit Riders

         y Estate Protection Benefit
         For an additional charge you may purchase the Estate Protection Benefit ("EPB")Rider. The EPB must be elected and purchased at the time you apply for your Policy, and cannot be canceled once elected. We will credit this benefit to the Policy value upon death of the Policy Owner, in addition to your standard death benefit and any optional Guaranteed Minimum Death Benefit Rider that you elected. For joint Policy Owners, we will credit this benefit to the Policy value on the first death of a Policy Owner. On an annual basis, the charge for the EPB is determined by age of the Policy Owner at issue, as follows:

                                 Current Fee           Guaranteed Maximum Fee
        Issue ages 0-70              0.30%                     0.40%
        Issue ages 71-80             0.70%                     0.80%

This charge for the EPB is assessed monthly and applied to the Policy value for the life of the Policy Owner. This benefit must be elected prior to Policy issue and may not be revoked once elected.

         Calculation of the Benefit:
         The amount of the EPB will be equal to 40% of the difference between your Policy value and the net premium payments used for determining the benefit base, provided the difference does not exceed 100% of the net premiums. The EPB is determined using the Policy value before the payment of any other optional Guaranteed Minimum Death Benefit. The EPB is calculated as follows:

          40% X Benefit Base; where:
          Benefit Base = (PVD - NPBB) < Benefit Cap, such that:
                                      -
          PVD = the Policy value on the date of the Policy Owner's death prior to any death benefit calculations;
          NPBB = net premiums used for the determination of the Benefit Base, which are premiums allocated to Policy value less a proportionate share of any withdrawal based on the value of net premiums in relation to the Policy value times the amount of the withdrawal at the time of withdrawal. On each Policy Anniversary, NPBB is reset to the lesser of net premiums (NP) or the Policy value as of that anniversary, where:
               NP = net premiums, which are premiums allocated to Policy value less a proportionate share of any withdrawal based on the value of net premiums in relation to the Policy value times the amount of the withdrawal at the time of withdrawal, and
               Benefit Cap = 100% of net premiums (NP) reduced by premiums received within a certain period of time prior to death. If death occurs in the first Policy Year, there is no reduction for premiums received prior to death. If death occurs in the second Policy Year, all premiums received in the second Policy Year reduce the net premium amount. If death occurs after the second Policy Year, only premiums received within the 12-month period prior to death reduce the net premium amount.
                    EXAMPLE
                      Assume the following items:
                        (a)  Death occurs in Policy Year 5
                        (b)  Policy value at time of death is $90,000
                             (PVD = $90,000)
                        (c) Net premiums adjusted for withdrawals is $53,000 (NP = $53,000)
                        (d) Net premiums used for the determination of the Benefit Base is $50,000
                             (NPBB = $50,000)
                        (e) Premium received within 12 months prior to death = $14,000
                    From this information, the following is determined:
                        (a)  Benefit Cap = $53,000 - $14,000 = $39,000
                        (b)  Benefit Base = $90,000 - $50,000 = $40,000,
                             which is greater than the Benefit Cap, so the Benefit Base = $39,000
                        (c)  EPB amount = 40% of $39,000 = $15,600

         With the reset of NPBB, a benefit may be available if the net premiums exceed the Policy value on the date of the Policy Owner's death.

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         y Expanded Estate Protection Benefit ("EEPB")
         For an additional charge, you may purchase the Expanded Estate Protection Benefit ("EEPB") rider in lieu of the EPB Rider if you intend to exchange your existing annuity for an Overture Medley (R) Policy. The exchange must qualify for tax-free exchange treatment under the Internal Revenue Code. You should consider purchasing this benefit if you have significant amounts of taxable gain in your existing annuity contract and you intend to exchange such contract. The EEPB is available only at Policy issue and once elected it may not be revoked.
         The EEPB may be purchased for an annual charge applied as a percentage of Policy value based upon the age of the Policy Owner at time of issue, as follows:
                                       Current Fee    Guaranteed Maximum Fee
                  Issue ages 0-70           0.35%              0.45%
                  Issue ages 71-80          0.90%              1.00%

         Calculation of the Benefit:
         The amount of the EEPB will be equal to 40% of the sum of: (a) the difference between your Policy value and the net premium payments used to determine the benefit base, and (b) a certain percentage of the premium exchanged into the Policy, provided the sum does not exceed 100% of the net premiums. The EEPB is determined using the Policy value before the payment of any other optional Guaranteed Minimum Death Benefit. The EEPB is calculated as follows:
         40% X Benefit Base; where:
         Benefit Base = [(PVD - NPBB) + (z% x Transfer Premium)] < Benefit Cap,
         such that:                                              -
         PVD, NPBB, NP, and Benefit Cap have the same meanings as stated above for the EPB;
              Transfer Premiums = premiums received as a result of a tax-free exchange or transfer. This includes premiums that qualify for IRC
              Section 1035 exchange treatment, and premiums that are a result of transfer, rollover, conversion or recharacterization; and
              z = a percentage that varies by the number of years since receipt of appropriate Transfer Premiums as follows:
                                Years Since Receipt              %
                                        1                       10
                                        2                       20
                                        3                       30
                                        4                       40
                                        5+                      50

                  EXAMPLE
                  Assume the following items:
                    (a)  Death occurs in Policy Year 3;
                    (b)  Policy value at time of death is $110,000
                         (PVD = $110,000);
                    (c)  Net premiums adjusted for withdrawals is $73,000
                         (NP = $73,000);
                    (d) Net premiums used for the determination of the Benefit Base is $70,000
                         (NPBB = $70,000)
                    (e) Transfer Premiums, which were all paid in Policy Year 1, are $10,000
                         (Transfer Premiums = $10,000);
                    (f) Premium received within 12 months prior to death = $31,000.

                 From this information, the following is determined:
                    (a)  Benefit Cap = $73,000 - $31,000 = $42,000;
                    (b)  Benefit Base =[($110,000 - $70,000) + (30% x $10,000)]
                         = $43,000, which is greater than the Benefit Cap, so Benefit Base = $42,000; and
                    (c)  EEPB amount = 40% of $42,000 = $16,800

         With the reset of NPBB, a benefit may be available if the net premiums exceed the Policy value on the date of the Policy Owner's death.

         With respect to IRAs, if you are purchasing the EPB or EEPB for your IRA, our understanding of current law is that the tax status of optional death benefits such as EPB and EEPB is unclear. We believe that use of the EPB and EEPB endorsements and other optional death benefits should not result in adverse tax treatment. We may in our sole discretion and in compliance with our adopted procedures, accept or reject IRA contributions to purchase a contract with optional benefits. However, WE CAN GIVE NO ASSURANCE THAT THE INTERNAL REVENUE SERVICE WILL APPROVE THE USE OF THE OPTIONAL DEATH BENEFITS IN IRAS. THEREFORE, THE POLICY OWNERS BEAR THE RISK OF ANY ADVERSE TAX TREATMENT.

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         ANNUITY INCOME BENEFITS

         A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) you name. You will receive the annuity benefits unless you designate another payee(s). The level of annuity payments is determined by your Policy value, the annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Policy Cash Surrender Value may be placed under one or more annuity income options.

         Annuity payments may be subject to a withdrawal charge. A withdrawal charge is not applied on the Annuity Date for premiums applied after the second year since receipt to the Life or Joint and Last Survivor annuity income options. However, the withdrawal charge does apply to Policy value placed under other annuity income options.

Annuity payments:
       - require investments to be allocated to our general account, so are not variable.
       -  may be subject to a withdrawal charge.
       -  may be taxable and, if premature, subject to a tax penalty.

         Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or annuitant's age or survival. Unless you specify otherwise, the payee is the Owner.

         Payments under the annuity income options are fixed annuity payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. We have sole discretion whether or not to pay a higher interest rate for annuity income options 1, 2, or 3 (see below). Current immediate annuity rates for options 4 or 5 for the same class of annuities are used if higher than the guaranteed amounts. The guaranteed amounts are based on the 1983 Table "a" Individual Annuity Table projected 17 years, and an interest rate which is guaranteed to yield 3% on an annual basis. Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the Annuity Date, and does not change.

         When Annuity Income Payments Begin
         You select the Annuity Date by completing an election form that you can request from us at any time. If you do not specify a date, the Annuity Date will be the later of the Policy Anniversary nearest the annuitant's 85th birthday or the fifth Policy Anniversary. Tax-qualified Policies may require an earlier Annuity Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Date.

         Selecting an Annuity Income Option
         You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the date annuity payments are scheduled to begin. If no selection is made by then, we will apply the Policy Cash Surrender Value to make annuity payments under annuity income option 4 providing lifetime income payments.

The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment.

         If you die before the Annuity Date (and the Policy is in force), your beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

         Annuity Income Options
         Once fixed annuity payments under an annuity income option begin, they cannot be changed. (We may allow the beneficiary to transfer amounts applied under options 1, 2 or 3 to option 4, 5 or 6 after the Annuity Date. However, we reserve the right to discontinue this practice.) When the Owner dies, we will pay any unpaid guaranteed payments to your beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

         Note: If you elect an annuity income option based on a life contingency (option 4 or 5), it is possible that only one annuity payment would be made under the annuity option if the annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the annuitant died before the due date of the third annuity payment, etc. This would not happen if you elect an annuity income option guaranteeing either the amount or duration of payments, or just paying interest (options 1, 2 or 3).

         Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such

Overture Medley (R)                   -36-
taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

         We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

         The annuity income options are:
          1. Interest Payment. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

          2. Designated Amount Annuity. Proceeds are paid in monthly installments of a specified amount over at least a 5-year period until proceeds, with interest, have been fully paid.

          3. Designated Period Annuity. Proceeds are paid in monthly installments for the specified period chosen. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

          4. Lifetime Income Annuity. Proceeds are paid as monthly income during the annuitant's life. Variations provide for guaranteed payments for a period of time.

          5. Joint and Last Survivor Lifetime Income Annuity. Proceeds are paid as monthly income during the joint annuitants' lives and until the last of them dies.

          6.   Lump Sum. Proceeds are paid in one sum.

       GLWB RIDER

          A Guaranteed Lifetime Withdrawal Benefit ("GLWB") rider is part of your Policy at the time of issue if the Policy Date is on or after November 5, 2007 and if the rider is approved in your state. The rider may be issued in its Inactive Phase for any issue age 0 - 85. It may be issued in an active status when the Policy Owner is age 49 years, six months and one day ("attained age 50") through age 85 years, 6 months ("attained age 85"). Active status riders will be either in the Accumulation Phase or the Withdrawal Phase. You may activate the rider subject to the terms and conditions stated below.

         The GLWB rider provides a withdrawal benefit that guarantees a series of annualized withdrawals from the Policy, regardless of the Policy value, until the death of the last Covered Person. Guarantees, which are obligations of the general account, are subject to the claims paying ability of the Company and do not apply to the performance of the underlying investment options available with this product.

o        GLWB Definitions

Benefit phases are defined as:
     o Inactive Phase. The period of time when this rider is inactive. The Owner chooses when to end the Inactive Phase, but it cannot end before the Youngest Age 50.
     o Accumulation Phase. The period of time between the Rider Activation Date and the first date of the Withdrawal Phase.
     o Withdrawal Phase. The period of time beginning with the occurrence of the first withdrawal as outlined in the Withdrawal Phase section, below.
     o Guaranteed Phase. The period of time during which Lifetime Withdrawal Benefit Amount payments continue to be made, although the Policy value has been reduced to zero.

Benefit Base. The amount used in conjunction with a lifetime distribution factor to determine the Lifetime Withdrawal Benefit Amount.

Covered Person(s).
     o    The Owner(s) of the Policy or;
     o The annuitant(s) if the Owner of the Policy is a non-natural person, such as a trust or;
     o The spouses at the time the joint spousal option is selected. Once the rider is activated, no changes to the Covered Persons will be permitted.

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Excess Withdrawal. The portion of any withdrawal taken during the Withdrawal Phase that makes the total of all withdrawals in a Rider Year exceed the Lifetime Withdrawal Benefit Amount in that Rider Year.

Lifetime Withdrawal Benefit Amount ("LWBA"). The maximum amount that can be withdrawn under this rider during a Rider Year without reducing the Benefit Base.

Maximum Anniversary Policy Value. The highest Policy value on any Policy Anniversary during the 10-year period after the later of the Rider Activation Date or the most recent reset date.

Monthly Anniversary.  The same date in a succeeding month as the Policy Date.

Premium Accumulation Value. The sum of premiums paid, accumulated at an annual compound rate of interest for a 10-year period during the Accumulation Phase beginning with the later of the Rider Activation Date or the most recent reset date. The rate of interest is:
     o    5% for the Rider Year in which no withdrawal is taken
     o    0% for the Rider Year in which a withdrawal is taken
     The initial Premium Accumulation Value is determined as follows:
     o If the Rider Activation Date is the same as the Policy Date, it is equal to the initial premium.
     o If the Rider Activation Date is after the Policy Date, it is equal to the Policy value as of the Rider Activation Date.

Remaining Balance. The most recently determined Benefit Base minus the sum of all withdrawals made since the later of the beginning of the Withdrawal Phase or the most recent step-up of the Benefit Base. The Remaining Balance will never be less than zero.

Rider Activation Date. The end of the Inactive Phase and the beginning of the Accumulation Phase or the Withdrawal Phase. It must coincide with a Monthly Anniversary and cannot occur before the Youngest Age 50.

Rider Year. For the first Rider Year, the period of time from the Rider Activation Date to the next Policy Anniversary. Subsequent Rider Years will coincide with Policy Years.

RMD. The required minimum distribution amount as defined by Internal Revenue Code Section 401(a)(9) and related Code provisions. It is based on the previous year-end Policy value of the Policy to which this rider is attached, including the present value of additional benefits provided under the Policy and any other riders attached to the Policy to the extent required to be taken into account under IRS guidance.

Youngest Age.  The attained age of the youngest Covered Person.

o         Inactive Phase

     The following apply during the Inactive Phase:
     o    No charges for the rider will be deducted from the Policy value.
     o No restrictions are imposed on withdrawals other than those provided by the base Policy.
     o No restrictions are imposed on asset allocations other than those provided by the base Policy.
     o No determinations are made of Premium Accumulation Value, Maximum Anniversary Policy Value, or Benefit Base as they apply to the benefits and provisions of the GLWB rider.

     The end of the Inactive Phase coincides with the Rider Activation Date.

o        Activation of Rider

         Rider Activation Date
         The rider will be activated on the Monthly Anniversary following our receipt of the properly completed service forms and your written consent granting AIC discretionary authority as described in the Asset Allocation Program section and below, but no earlier than the Youngest Age 50.

         Once the rider is activated, no Policy loans may be taken.

         Rider Charges
         The Guaranteed Maximum Charge and the Current Charge for the rider are shown in the CHARGES section of this prospectus. Other information about the rider charges is discussed in the CHARGES EXPLAINED section.

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         Asset Allocation
         Beginning on the Rider Activation Date, the GLWB rider limits individual transfers and future premium allocations otherwise permitted by the Policy. By activating the rider, you agree that your Policy value will be invested in one of certain allowable allocation models while the rider is active, and you agree to a rebalancing schedule. The models currently available for use with the GLWB rider are: Capital Growth, Moderate, Balanced, and Conservative. You are permitted to transfer your total Policy value from one allowable allocation model to another allowable allocation model. AIC will serve as your investment adviser fiduciary solely for purposes of development of the asset allocation models and periodic updates to the models or deletion of models available under the GLWB.

         The conditions of the Asset Allocation Program will apply. However, changes to your allocations outside the allowable models will terminate the rider. Only you can select the allowable asset asset model best for you. AIC will not make this decision for you.

         Premium payments made to the Policy value during the Accumulation Phase and Withdrawal Phase will be credited proportionally to the Subaccounts in the asset allocation model you have selected. All withdrawals will be deducted proportionally from the Subaccounts in the asset allocation model.

         We have the right to discontinue access to an allocation model. If an allocation model will be discontinued, we will notify you within 30 days prior to the change. If after 30 days you have not selected another allowable allocation model, we will transfer all funds from the discontinued allocation model to a default model as specified in the notice. You may later request to transfer your total Policy value from the default model to any of the remaining asset allocation models.

         We will notify you in the event any transaction you request will involuntarily cause your GLWB rider to terminate for failure to invest according to an allowable asset allocation model. We will require you to sign a form to terminate your GLWB rider and request the investment option change. Until the service form is received in good order in our office, we will not complete your requested change.

         Single Life Option - Rider Election by Surviving Spouse
         This section applies only to Policies issued as tax non-qualified, or to Policies issued as Regular, SEP, SIMPLE, or Roth IRAs. The rider is not available to a surviving spouse when the single life option was selected and the Policy was issued under a qualified plan established by the applicable provisions of Internal Revenue Code Sections 401, 403(b) or 457.

         If the Covered Person dies during the Accumulation Phase of the rider and if the surviving spouse of the deceased Covered Person elects to continue the Policy in accordance with its terms, the surviving spouse may elect to add the rider for his or her life.
     a. If the surviving spouse has not reached attained age 50, the rider will become inactive and will enter the Inactive Phase.
     b. If the surviving spouse has reached attained age 50, the rider may be activated into the Accumulation Phase and the Premium Accumulation Value and Maximum Anniversary Policy Value will be set equal to the Policy value. The charge for the rider will equal the charge in effect for new issues of the same rider and will not exceed the maximum charge as stated in the CHARGES section of this prospectus.

         If the Covered Person dies during the Withdrawal Phase, and if the surviving spouse of the deceased Covered Person elects to continue the Policy in accordance with its terms, the surviving spouse may continue the Policy and the rider. The LWBA in effect on the date of the Covered Person's death will be paid until such time that the Remaining Balance is reduced to zero. No step-up of the Benefit Base is available after the Covered Person's death.

         Joint Spousal Option - for Non-Qualified and IRA Plans
         Effective May 1, 2010, the joint spousal option is available for Policies issued as Regular, SEP, SIMPLE, or Roth IRAs (together referred to as "IRAs"). (Policies issued prior to that date were permitted to be issued under the joint spousal option only if they were tax non-qualified.) Additional conditions for IRAs with the joint spousal rider include that the spouse must be the primary beneficiary of the Owner. You should consult a competent tax adviser to learn how tax laws may apply to your interests in the Policy.

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o        Accumulation Phase

         Reset Feature
         On each Policy Anniversary during the Accumulation Phase, the Premium Accumulation Value will be reset to the Policy value, if it is greater.

         At the time of a reset:
          1.   A new 10-year period begins for:
               a.   Premium Accumulation Value; and,
               b. Comparison of anniversary Policy values to determine the Maximum Anniversary Policy Value.
          2. The charge for the rider will equal the charge in effect for new issues of the same rider.
          3. If the charge increases, we will notify you within 30 days prior to the Policy Anniversary. The charge for the rider will be specified in the notice and will not exceed the maximum charge as stated in the CHARGES section of this prospectus.
          4. You can decline the charge increase by sending us Written Notice no later than 10 days prior to the Policy Anniversary. If you decline the charge increase, the reset feature will be suspended and the charge percentage will remain unchanged for the current Policy Year. On each subsequent Policy Anniversary during the Accumulation Phase you will have the option to accept any available reset.

         On and after each reset, the provisions of the rider will apply in the same manner as they applied when the rider was originally activated. The deduction of charges, limitations on withdrawals, and any future reset options available on and after the most recent reset will again apply and will be measured from the most recent reset.

         Withdrawals
         You are permitted one withdrawal per Rider Year during the Accumulation Phase without initiating the Withdrawal Phase. (The withdrawal must be at least $250 and conform to other terms in the WITHDRAWALS section of this prospectus.) You must indicate your wish to exercise this provision at the time you request the withdrawal. The withdrawal can be no sooner than 30 days after the Policy Issue Date. A second request for a withdrawal in a Rider Year will automatically transition the rider to the Withdrawal Phase as described in the Withdrawal Phase section below.

         A withdrawal will reduce the Premium Accumulation Value and the Maximum Anniversary Policy Value in the same proportion that the withdrawal amount has to the Policy value prior to the withdrawal. The Premium Accumulation Value and Maximum Anniversary Policy Value after the withdrawal, respectively, will be equal to (a), minus the result of multiplying (a) by the quotient of (b) divided by (c) as shown in the following formula:

                  a - (a * (b / c))

                  where:
                  a = Premium Accumulation Value or Maximum Anniversary Policy
                      Value prior to the withdrawal;
                  b = withdrawal amount;
                  c = Policy value prior to the withdrawal

Taking a withdrawal under this provision will reduce the annual rate of interest for the Premium Accumulation Value to 0% for the Rider Year in which the withdrawal is taken.

o        Withdrawal Phase

         You may choose to begin withdrawal payments no sooner than 30 days after the Policy Issue Date and no later than 60 days after the date we receive the properly completed service form in our office.

         Benefit Base
         The Benefit Base is established at the beginning of the Withdrawal Phase. It is not used to determine other benefits or features of the Policy or the rider.

         The initial Benefit Base equals the greatest of the following, determined at the beginning of the Withdrawal Phase:
         o    Policy value
         o    Premium Accumulation Value
         o    Maximum Anniversary Policy Value

         The Benefit Base is adjusted downward due to an Excess Withdrawal and upward due to step-up or additional premium payments.

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         Lifetime Withdrawal Benefit Amount
         We guarantee, as an obligation of our general account, that you can withdraw up to the LWBA during the Withdrawal Phase, regardless of Policy value, until the death of the last Covered Person. Total withdrawals in a Rider Year that do not exceed the LWBA will not be subject to withdrawal charges as provided by the base Policy and any other rider issued with the base Policy.

         The LWBA is determined by applying the lifetime distribution factor to the Benefit Base. The lifetime distribution factor corresponds to the Youngest Age at the beginning of the Withdrawal Phase. The lifetime distribution factor is established from the following schedule; it never changes once it is established:
          o    4.0% - ages 50 through 54
          o    4.5% - ages 55 through 59
          o    5.0% - ages 60 through 64
          o    5.5% - ages 65 through 69
          o    6.0% - ages 70 through 74
          o    6.5% - ages 75 through 79
          o    7.0% - age 80 and older
At any time that the Benefit Base is adjusted, the LWBA is re-determined by applying the lifetime distribution factor to the adjusted Benefit Base.

         You have the choice of receiving withdrawals on an annual, semi-annual, quarterly, or monthly basis. If periodic withdrawals would be or become less than $100, we will change the frequency of withdrawals to an interval that will result in a payment of at least $100.

         Impact of Withdrawals on Benefit Base
         Withdrawals taken during the Withdrawal Phase may impact the Benefit Base. Total withdrawals in a Rider Year up to the LWBA will not reduce the Benefit Base and will not impact the LWBA. Also, if you are required to take RMD from the Policy and the RMD exceeds the LWBA, the portion of the RMD that is greater than the LWBA will not be treated as an Excess Withdrawal. However, any withdrawal amount that causes total withdrawals in a Rider Year to exceed the greater of the LWBA or the RMD will be treated as an Excess Withdrawal.

         At the time a withdrawal is taken, if the total withdrawals in a Rider Year exceed the LWBA, the excess will be considered as an Excess Withdrawal. Excess Withdrawals will proportionally reduce the Benefit Base. The proportional reduction in the Benefit Base is equal to the quotient of (x) divided by the result of subtracting (z) minus (x) from (y):
                  _____x____
                  (y - (z - x))

                  where:
                  x = Excess Withdrawal amount with respect to LWBA;
                  y = Policy value immediately prior to the withdrawal; z = total amount of the current withdrawal.
A reduction in the Benefit Base will reduce the LWBA.

         No Excess Withdrawals will be allowed when the Policy value is zero. If an Excess Withdrawal reduces the LWBA to an amount less than $100, we will pay the Remaining Balance in a lump sum. The rider and its benefits will be terminated.

         Step-Up of Benefit Base
         On each Policy Anniversary during the Withdrawal Phase, we will compare the Policy value to the Benefit Base. If the Policy value is greater than the Benefit Base on any anniversary, we will increase the Benefit Base to equal the Policy value and recalculate the LWBA, which will increase the LWBA.

         Additional Premiums
         Additional premium payments made during the Withdrawal Phase will:
          1. increase the Policy value according to the provisions of the Policy; and,
          2.   increase the Benefit Base; and,
          3.   increase the LWBA.

         Premium payments made during the Withdrawal Phase may not exceed $100,000 during a Policy Year without our prior approval. Premium payments will not be accepted if the Policy value is zero.

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o        Guaranteed Phase

         If a withdrawal (including an RMD) reduces the Policy value to zero and at least one Covered Person is still living, the following will apply:
          a.   the monthly rider charge will no longer be deducted; and,
          b. the LWBA will be provided until the death of the last surviving Covered Person under a series of pre-authorized withdrawals according to a frequency selected by the Owner, but no less frequently than annually; and,
          c.   no additional premiums will be accepted; and,
          d.   no additional step-ups will occur; and,
          e. any Remaining Balance will not be available for payment in a lump sum and may not be applied to provide payments under an annuity option; and,
          f. the Policy and any other riders will cease to provide any death benefits.

o        Death Benefit

         Upon the death of the last Covered Person, the beneficiary will elect to receive either the Death Benefit as provided by the Policy and other riders, as applicable, or the distribution of the Remaining Balance accomplished through the payment of the LWBA subject to the IRS regulations as relating to RMD until such time that the Remaining Balance is zero.

         If the last surviving Covered Person dies and the Policy value is zero as of the date of death, any Remaining Balance of the Benefit Base will be distributed to the Beneficiary through the payment of the LWBA until such time that the Remaining Balance is zero.

o        Termination of Rider

         Except as otherwise provided under the Continuation of Rider by Surviving Spouse for Single Life Option, the rider will terminate without value on the earliest occurrence of any of the following dates:
          1.   the date of death of the last surviving Covered Person;
          2.   the date there is a change of Owner;
          3. the date annuity payments commence under an annuity income option as described in the Policy;
          4. the date an Excess Withdrawal is taken such that the LWBA is less than $100;
          5.   the date any asset allocation requirement is violated;
          6. the date a loan is taken from the Policy, as applicable, during the Accumulation Phase or the Withdrawal Phase;
          7. the date the Owner(s) provides us with Written Notice to terminate either the rider or the Policy.
If annuity payments are to commence under number 3 above at the maximum Annuity Date, the Owner may select one of the following options:
               a. apply the Policy value under an annuity income option described in the Policy, or
               b. receive periodic annualized payments equal to the LWBA that would otherwise be determined at that time through a life contingent annuity.

FEDERAL INCOME TAX MATTERS
--------------------------------------------------------------------------------
         This discussion of how federal income tax laws may affect investment in your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). It is NOT intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

         Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities in general and Code Section 817 provides rules regarding the tax treatment of variable annuities. Other Code sections may also impact taxation of your variable annuity investment and/or earnings.

         Tax Deferrals During Accumulation Period
         An important feature of variable annuities is tax-deferred treatment of earnings during the accumulation phase. An individual Owner is not taxed on increases in the value of a Policy until a withdrawal occurs, either in the form of a non-periodic payment or as annuity payments under the settlement option selected.

Overture Medley (R)                   -42-

         Taxation of Withdrawals
         Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Policy is allocable to income. Accordingly, withdrawals are treated as coming first from the earnings, then, only after the income portion is exhausted, as coming from principal.

         If you make a withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty may apply. However, the penalty does not apply to distributions:
          o    after the taxpayer reaches age 59 1/2;
          o    upon the death of the Owner;
          o    if the taxpayer is defined as totally disabled;
          o as periodic withdrawals that are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the beneficiary;
          o    under an immediate annuity; or
          o    under certain other limited circumstances.

         Taxation of Annuity Payments
         Earnings from a variable annuity are taxable only upon withdrawal and are treated as ordinary income. Generally, the Code provides for the return of your investment in an annuity policy in equal tax-free amounts over the annuity payout period. Fixed annuity payment amounts may be excluded from taxable income based on the ratio of the investment in the Policy to the total expected value of annuity payments. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Policy by the total number of expected payments. The balance of each payment is taxable income. After you recover your investment in the Policy, any payment you receive is fully taxable. (If a variable payment is less than the excludable amount you should contact your tax adviser to determine how to report any investment not recovered.) The taxable portion of any annuity payment is taxed at ordinary income tax rates.

         Taxation of Death Proceeds
         A death benefit paid under the Policy may be taxable income to the beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your estate, even if all or a portion of the benefit is subject to federal income taxes. To be treated as an annuity, a Policy must provide that:
(1) if an Owner dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Policy is distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if the Owner dies before the annuity starting date, the entire interest must be distributed within five years of death. However, if an individual is designated as beneficiary, they may take distribution over their life expectancy. If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal. If the beneficiary is the surviving spouse of the Owner, it is possible to continue deferring taxes on the accrued and future income of the Policy until payments are made to the surviving spouse.

         Tax Treatment of Assignments and Transfers
         An assignment or pledge of an annuity Policy is treated as a withdrawal. Also, the Code (particularly for tax-qualified plans) and ERISA in some circumstances prohibit such transactions, subjecting them to income tax penalties and additional excise tax. Therefore, you should consult a competent tax adviser if you wish to assign or pledge your Policy.

         Tax Treatments by Type of Owner
         A Policy held by an entity other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes unless annuity payments start within a year. The income on such a Policy is taxable in the year received or accrued by the Owner. However, this rule does not apply if the Owner is acting as an agent for an individual or is an estate that acquired the Policy as a result of the death of the decedent. Nor does it apply if the Policy is held by certain qualified plans, is held pursuant to a qualified funding trust (structured settlement plan), or if an employer purchased the Policy under a terminated qualified plan. You should consult your tax adviser before purchasing a Policy to be owned by a non-natural person.

         Annuity Used to Fund Qualified Plan
         The Policy is designed for use with various qualified plans, including:

Overture Medley (R)                   -43-

         o Tax Sheltered Annuities, Code Section 403(b);
         o Individual Retirement Annuities (IRAs), Code Section 408(b);
         o Simplified Employee Pension (SEP IRA), Code Section 408(k);
         o Savings Incentive Match Plans for Employees (SIMPLE IRA), Code
           Section 408(p); and
         o Roth IRAs, Code Section 408A.

         The Policy will not provide additional tax deferral benefits if it is used to fund a qualified plan. However, Policy features and benefits other than tax deferral may make it an appropriate investment for a qualified plan. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity. Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as individual facts and circumstances. Each purchaser should obtain advice from a competent tax adviser prior to purchasing a Policy issued under a qualified plan.

         The Company reserves the right to limit the availability of the Policy for use with any of the plans listed above or to modify the Policy to conform to tax requirements. Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures. Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Policy.

         On July 26, 2007, the Internal Revenue Service ("IRS") published new regulations for tax sheltered annuity contracts under Internal Revenue Code
Section 403(b). While most of these provisions became effective January 1, 2009, the new regulations on tax-free exchanges of contracts became effective September 24, 2007. The new 403(b) regulations allow for the exchange of annuity contracts if the plan sponsor (employer) and the contract provider (insurance company) agree to share certain information. This contrasts with prior rules, when a contract Owner (employee) and the insurer(s) could complete an exchange without directly involving the plan sponsor.

         Therefore, Ameritas is suspending 403(b) exchanges (both incoming and outgoing) and 403(b) trustee-to-trustee transfers until we have an information sharing agreement with the 403(b) plan sponsors that is consistent with the new regulations. We will follow the IRS Regulations to help assure that the steps we and your plan sponsors take will maintain the tax-deferred nature of your 403(b) contract. If you must discontinue your 403(b) annuity while exchanges are suspended, you may submit paperwork to initiate a withdrawal or a rollover to an IRA or to another qualified plan, if a distributable event has occurred (such as attainment of age 59 1/2, severance from employment, death, disability, or qualified reservist distribution and circumstances allow). Our Service Center is available to assist you with any of your contract needs.

         Tax Impact on Account Value
         Certain Policy credits are treated as taxable "earnings" and not "investments" for tax purposes. Taxable earnings are considered paid out first, followed by the return of your premiums (investment amounts).

MISCELLANEOUS
--------------------------------------------------------------------------------
         ABOUT OUR COMPANY

         Ameritas Life Insurance Corp. issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits. Prior to May 1, 2007, AVLIC issued the Policy. Effective May 1, 2007, AVLIC merged with and into Ameritas ("Merger"). AVLIC was a wholly-owned subsidiary of Ameritas. On the date of the Merger, Ameritas Life Insurance Corp. acquired from AVLIC all of AVLIC's assets, and became directly liable for AVLIC's liabilities and obligations with respect to all policies issued by AVLIC then outstanding.

         The Merger was approved by the boards of directors of Ameritas and AVLIC. The Merger also received regulatory approval from the State of Nebraska Department of Insurance, the state of domicile of Ameritas and AVLIC. The Merger did not affect the terms of, or the rights and obligations under a Policy issued by AVLIC prior to May 1, 2007, other than to reflect the change to the company that guarantees the Policy benefits from AVLIC to Ameritas. Owners of such Policies received an endorsement from Ameritas that reflected the change from AVLIC to Ameritas. The Merger also did not result in any adverse tax consequences for any Policy Owners.

         Ameritas is a stock life insurance company organized under the insurance laws of the State of Nebraska, in business since 1887. We are an indirect wholly owned subsidiary of UNIFI Mutual Holding Company. Our address is 5900 "O" Street, Lincoln, Nebraska, 68510. (See the TABLE OF CONTENTS page of this prospectus, or the cover page or last page for information on how to contact us.)

Overture Medley (R)                   -44-

         We are engaged in the business of issuing life insurance and annuities, group dental and vision insurance, retirement plans and 401(k) plans throughout the United States (except New York). The UNIFI companies are a diversified family of financial services businesses offering the above-listed products and services as well as mutual funds and other investments, financial planning, banking, and public financing.

         Ameritas relies on the exemption provided by Rule 12h-7 to file reports under the Securities Exchange Act of 1934.

         DISTRIBUTION OF THE POLICIES

         Ameritas Investment Corp. ("AIC"),  5900 "O" Street,  Lincoln,
Nebraska 68510, is the principal underwriter of the Policies. AIC is a direct majority-owned subsidiary of Ameritas. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and will also be licensed as insurance agents to sell variable insurance products. AIC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). Commissions paid to all distributors may be up to a total of 7.5% of premiums. We may also pay other distribution expenses, marketing support allowances, conference sponsorship fees and production incentive bonuses. The list of broker-dealers to whom we pay conference sponsorship fees (typically ranging from $5,000 to $25,000) and marketing support allowances may change from time to time. In calendar year 2009 we paid no conference sponsorship fees. We paid marketing support allowances to certain agencies affiliated with Centralife Annuities Service, Inc., the minority owner (20%) of AIC. These distribution expenses do not result in any additional charges under the Policy other than those described in this prospectus' CHARGES EXPLAINED section.

         VOTING RIGHTS

         As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you are invested. You will receive proxy material, reports, and other materials relating to each underlying portfolio in which you have voting rights. If you send us written voting instructions, we will follow your instructions in voting the portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote the shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. It is possible that a small number of Policy Owners can determine the outcome of a voting proposal. The underlying portfolios may not hold routine annual shareholder meetings.

         LEGAL PROCEEDINGS

         As of the date of this prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

Overture Medley (R)                   -45-

APPENDIX A: Accumulation Unit Values
--------------------------------------------------------------------------------
         The following table shows accumulation unit values ("AUVs") for the Subaccounts that fund obligations of Ameritas Variable Separate Account VA-2 (the "Registrant") under variable annuity Policies offered by this prospectus. Overture Medley AUVs are shown as of the close of business each December 31, which marks the beginning and end of each fiscal period.

         The table also provides the number of Accumulation Units outstanding for each Subaccount variable investment option as of the end of the periods indicated for Overture Medley Policies, as well as accumulation units for the Registrant's other policies, which are no longer offered for sale, but for which the Registrant may continue to accept payments. These closed products include Overture Annuity, Overture Annuity II, Overture Annuity III, Overture Annuity III-Plus, Overture Acclaim, and Overture Accent (collectively referred to as the "Other VA-2 Annuities"). Policy expenses vary for each of the Registrant's variable annuities; therefore, Overture Medley AUVs are not representative of values for the other products.

         The financial statements of the Subaccounts can be found in the Statement of Additional Information. (See the cover and back page to learn how to get a copy of the Statement of Additional Information.)

--------------------------------------------- ------ ------------ --------------- ---------------------------
                                                       Overture   Overture Medley       Number (#) of
FUND COMPANY                                         Medley Value  Value ($) at       Accumulation Units
  Subaccount (inception date)                  YEAR     ($) at      End of Year         At End of Year
                                                      Inception    (December 31)        (December 31)
--------------------------------------------- ------ ------------ --------------- ------------ --------------
                                                                                    Overture     Other VA-2
                                                                                     Medley       Annuities
--------------------------------------------- ------ ------------ --------------- ------------ --------------
THE ALGER PORTFOLIOS
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   Alger Balanced Portfolio, Class I-2         2000                                                2,347,330
      (01/01/2001)                             2001          13.56        13.410       207,825     2,181,719
                                               2002                       11.674       317,627     1,679,083
                                               2003                       13.788       463,258     1,516,962
                                               2004                       14.302       553,737     1,277,060
                                               2005                       15.384       481,743     1,025,046
                                               2006                       15.983       417,019       752,928
                                               2007                       17.816       393,968       593,599
                                               2008                       12.061       321,129       439,597
                                               2009                       15.465       284,786       352,065
--------------------------------------------- ------ ------------ --------------- ------------ --------------
AMERICAN CENTURY INVESTMENTS
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   American Century VP Income & Growth Fund,   2001         6.93           6.471       433,115       952,768
      Class I (01/01/2001)                     2002                        5.178       909,031     1,384,378
                                               2003                        6.646     1,642,598     1,446,918
                                               2004                        7.450     2,236,273     1,508,620
                                               2005                        7.733     2,660,008     1,512,359
                                               2006                        8.983     3,076,650     1,493,691
                                               2007                        8.905     2,036,098       877,219
                                               2008                        5.779     1,530,469       651,672
                                               2009                        6.770     1,370,357       524,179
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   American Century VP Mid Cap Value Fund,     2008        12.97           9.738        27,809        54,640
      Class I (05/01/2008)                     2009                       12.554        59,964        31,527
--------------------------------------------- ------ ------------ --------------- ------------ --------------
CALVERT VARIABLE PRODUCTS, INC. (Summit Mutual Funds, Inc. prior to 5/1/10)
--------------------------------------------- ------ ------------ --------------- ------------ --------------

   Calvert VP Barclays Capital Aggregate Bond  2009           NA              NA            NA            NA
Index Portfolio (05/01/2010)
(Summit Barclays Capital Aggregate Bond Index
Portfolio prior to 5/1/10)

--------------------------------------------- ------ ------------ --------------- ------------ --------------
   Calvert VP EAFE International Index         2008        96.70          57.903         3,629         2,854
Portfolio (05/01/2008)                         2009                       73.443         6,223         2,097
(Summit EAFE International Index Portfolio
prior to 5/1/10)
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   Calvert VP Inflation Protected Plus         2008        53.97          50.853       182,858        44,313
Portfolio (05/01/2008)                         2009                       54.295       368,584        49,908
(Summit Inflation Protected Plus Portfolio
prior to 5/1/10)
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   Calvert VP Lifestyle Aggressive Portfolio   2008        50.69          36.949         4,414         1,082
(05/01/2008)                                   2009                       44.019         4,540         1,688
(Summit Lifestyle ETF Market Strategy
Aggressive Portfolio prior to 5/1/10)
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   Calvert VP Lifestyle Conservative Portfolio 2008        51.47          44.317        13,078         8,579
(05/01/2008)                                   2009                       49.416        20,446         6,531
(Summit Lifestyle ETF Market Strategy
Conservative Portfolio prior to 5/1/10)
--------------------------------------------- ------ ------------ --------------- ------------ --------------

Overture Medley (R)                  -A:1-              Accumulation Unit Values

--------------------------------------------- ------ ------------ --------------- ---------------------------
                                                       Overture   Overture Medley       Number (#) of
FUND COMPANY                                         Medley Value  Value ($) at       Accumulation Units
  Subaccount (inception date)                  YEAR     ($) at      End of Year         At End of Year
                                                      Inception    (December 31)        (December 31)
--------------------------------------------- ------ ------------ --------------- ------------ --------------
                                                                                    Overture     Other VA-2
                                                                                     Medley       Annuities
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   Calvert VP Lifestyle Moderate Portfolio     2008        51.99          39.224         4,537            35
(05/01/2008)                                   2009                       45.546         5,456         3,170
(Summit Lifestyle ETF Market Strategy Target
Portfolio prior to 5/1/10)
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   Calvert VP Nasdaq 100 Index Portfolio       2001         6.06           4.432       177,238       927,350
(01/01/2001)                                   2002                        2.749       433,419     1,120,947
(Summit Nasdaq-100 Index Portfolio prior       2003                        4.054       844,345     1,441,723
to 5/1/10)                                     2004                        4.428       865,611     1,077,294
                                               2005                        4.450       756,282       756,562
                                               2006                        4.709       684,034       555,610
                                               2007                        5.535       909,022       640,369
                                               2008                        3.191       716,020       518,059
                                               2009                        4.859       746,114       496,776
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   Calvert VP Natural Resources Portfolio      2008        64.98          36.301        27,046        20,399
(05/01/2008)                                   2009                       47.203        36,103        23,043
(Summit Natural Resources Portfolio prior to
5/1/10)
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   Calvert VP Russell 2000 Small Cap Index     2001         9.57           9.622        61,252       234,638
Portfolio (01/01/2001)                         2002                        7.539        98,539       394,320
(Summit Russell 2000 Small Cap Index Portfolio 2003                       10.938       211,076       616,173
prior to 5/1/10)                               2004                       12.771       327,689       602,659
                                               2005                       13.179       276,468       409,893
                                               2006                       15.375       313,643       318,650
                                               2007                       14.917       259,845       225,070
                                               2008                        9.772       272,209       198,841
                                               2009                       12.235       231,546       153,484
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   Calvert VP S&P 500 Index Portfolio          2008        57.79          59.393       116,588       397,199
(12/12/2008)                                   2009                       74.305       103,403       318,262
(Summit S&P 500 Index Portfolio prior to 5/1/10)
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   Calvert VP S&P MidCap 400 Index Portfolio   2001        11.40          11.683        70,378       121,218
(01/01/2001)                                   2002                        9.839       122,614       333,547
(Summit S&P MidCap 400 Index Portfolio prior   2003                       13.155       231,485       417,757
to 5/1/10)                                     2004                       15.106       336,499       476,434
                                               2005                       16.777       394,840       445,754
                                               2006                       18.262       479,718       343,778
                                               2007                       19.454       451,750       267,402
                                               2008                       12.227       414,376       216,189
                                               2009                       16.547       388,199       174,668
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   Calvert VP SRI Large Cap Value Portfolio    2008        48.44          49.800       929,676       640,309
(12/12/2008)                                   2009                       61.954     1,069,262       526,948
(Summit Zenith Portfolio prior to 5/1/10)
--------------------------------------------- ------ ------------ --------------- ------------ --------------
CALVERT VARIABLE SERIES, INC.
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   Calvert VP Income Portfolio (05/01/2002)    2002        15.00          15.915       196,245       142,004
(CVS Calvert Income Portfolio prior to 5/1/10) 2003                       17.798       475,748       215,412
                                               2004                       18.657       935,247       286,385
                                               2005                       19.196     1,487,915       448,009
                                               2006                       20.007     1,933,118       538,315
                                               2007                       20.840     2,414,354       599,499
                                               2008                       18.267     2,200,116       347,238
                                               2009                       21.888     1,227,374       170,841
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   Calvert VP Mid Cap Value Portfolio          2001        15.00          17.716       170,533       865,222
(01/01/2001)                                   2002                       15.116       401,478     1,042,666
(Ameritas MidCap Value Portfolio prior to      2003                       19.382       531,163       841,595
5/1/10)                                        2004                       20.993       668,687       736,847
                                               2005                       22.046       999,761       741,731
                                               2006                       24.842     1,239,361       705,702
                                               2007                       25.886     1,339,590       599,183
                                               2008                       14.345     1,020,126       377,014
                                               2009                       19.766       499,934       237,986
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   Calvert VP Money Market Portfolio           2000                                              128,335,651
(01/01/2001)                                   2001         1.00           1.030    13,882,321   112,344,280
(Ameritas Money Market Portfolio prior to      2002                        1.039    20,980,677    86,708,900
5/1/10)                                        2003                        1.041    16,549,336    59,496,327
                                               2004                        1.045    13,216,208    31,488,465
                                               2005                        1.068    12,454,164    24,791,108
                                               2006                        1.110    16,085,844    22,729,292
                                               2007                        1.157    24,667,984    25,160,805
                                               2008                        1.182    48,041,974    32,499,624
                                               2009                        1.183    29,379,663    20,153,089
--------------------------------------------- ------ ------------ --------------- ------------ --------------

Overture Medley (R)                  -A:2-              Accumulation Unit Values

--------------------------------------------- ------ ------------ --------------- ---------------------------
                                                       Overture   Overture Medley       Number (#) of
FUND COMPANY                                         Medley Value  Value ($) at       Accumulation Units
  Subaccount (inception date)                  YEAR     ($) at      End of Year         At End of Year
                                                      Inception    (December 31)        (December 31)
--------------------------------------------- ------ ------------ --------------- ------------ --------------
                                                                                    Overture     Other VA-2
                                                                                     Medley       Annuities
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   Calvert VP Small Cap Growth Portfolio       2000                                                1,170,773
       (01/01/2001)                            2001        36.90          29.194        11,599     1,041,512
(Ameritas Small Capitalization Portfolio prior 2002                       18.764        42,634       817,243
      to 5/1/10)                               2003                       25.854        88,031       726,325
                                               2004                       26.250       125,468       622,119
                                               2005                       26.725       158,213       477,777
                                               2006                       31.965       194,490       402,968
                                               2007                       35.451       276,720       346,753
                                               2008                       22.155       303,429       287,524
                                               2009                       29.621       426,492       235,443
--------------------------------------------- ------ ------------ --------------- ------------ --------------
  Calvert VP SRI Balanced Portfolio            2000                                                  346,933
(01/01/2001)                                   2001        1.964           1.851       455,566     1,878,245
(CVS Calvert Social Balanced                   2002                        1.614     1,232,673     1,732,296
Portfolio prior to 5/1/10)                     2003                        1.911     1,879,583     1,758,328
                                               2004                        2.052     2,131,849     1,676,471
                                               2005                        2.151     1,829,391     1,394,806
                                               2006                        2.321     1,962,968     1,269,665
                                               2007                        2.366     1,911,890     1,204,405
                                               2008                        1.612     1,860,158       828,237
                                               2009                        2.003     1,640,199       720,692
--------------------------------------------- ------ ------------ --------------- ------------ --------------
  Calvert VP SRI Equity Portfolio (05/01/2002) 2002        15.00          12.887        36,489        12,748
(CVS Calvert Social Equity Portfolio prior to  2003                       15.622       144,402        31,354
  5/1/10)                                      2004                       16.606       273,384        29,092
                                               2005                       17.223       285,289        30,907
                                               2006                       18.805       288,474        27,548
                                               2007                       20.519       288,584        25,958
                                               2008                       13.069       300,447        22,297
                                               2009                       17.407       247,683        29,595
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   Calvert VP SRI Strategic Portfolio          2003        14.80          16.185       340,812     3,034,259
(10/31/2003)                                   2004                       17.355       480,203     2,489,436
(Ameritas Core Strategies Portfolio prior to   2005                       18.707       617,264     2,000,007
  5/1/10)                                      2006                       22.579       859,579     1,681,455
                                               2007                       23.957     1,834,988     1,614,048
                                               2008                       14.162     2,745,799     1,303,931
                                               2009                       20.152     3,346,778     1,082,713
--------------------------------------------- ------ ------------ --------------- ------------ --------------
DREYFUS INVESTMENT PORTFOLIOS
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   Dreyfus MidCap Stock Portfolio, Service     2002        12.17          12.033         3,790         3,673
      Shares  (11/01/2002)                     2003                       15.699        85,176        93,123
                                               2004                       17.790       163,245        97,909
                                               2005                       19.226       161,486       101,097
                                               2006                       20.537       172,611        99,413
                                               2007                       20.656       163,887        68,430
                                               2008                       12.203       149,086        42,940
                                               2009                       16.383       125,404        30,395
--------------------------------------------- ------ ------------ --------------- ------------ --------------
DWS VARIABLE SERIES II
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   DWS Dreman Small Mid Cap Value VIP          2008        11.39           7.888       884,934       139,063
     Portfolio, Class A (05/01/2008)           2009                       10.149     1,456,119       147,539
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   DWS Global Thematic VIP Portfolio, Class A  2008        10.93           5.810        18,086         9,080
     (05/01/2008)                              2009                        8.289        29,102        20,055
--------------------------------------------- ------ ------------ --------------- ------------ --------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   Fidelity(R) VIP Asset Manager(SM) Portfolio,2001        15.61          14.275       127,031            NA
     Service Class 2 (01/01/2001)              2002                       12.889       181,645
                                               2003                       15.048       216,010
                                               2004                       15.701       276,775
                                               2005                       16.165       237,995
                                               2006                       17.181       210,278
                                               2007                       19.630       218,860
                                               2008                       13.845       236,279
                                               2009                       17.685       176,866
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   Fidelity(R) VIP Asset Manager(SM) Portfolio,2000           NA              NA            NA       770,288
     Service Class                             2001                                                  764,614
                                               2002                                                  606,667
                                               2003                                                  540,596
                                               2004                                                  479,921
                                               2005                                                  355,856
                                               2006                                                  295,961
                                               2007                                                  231,166
                                               2008                                                  159,545
                                               2009                                                  136,193
--------------------------------------------- ------ ------------ --------------- ------------ --------------

Overture Medley (R)                  -A:3-              Accumulation Unit Values

--------------------------------------------- ------ ------------ --------------- ---------------------------
                                                       Overture   Overture Medley       Number (#) of
FUND COMPANY                                         Medley Value  Value ($) at       Accumulation Units
  Subaccount (inception date)                  YEAR     ($) at      End of Year         At End of Year
                                                      Inception    (December 31)        (December 31)
--------------------------------------------- ------ ------------ --------------- ------------ --------------
                                                                                    Overture     Other VA-2
                                                                                     Medley       Annuities
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   Fidelity(R) VIP Asset Manager(SM) Portfolio,2000           NA              NA            NA     3,921,432
     Initial Class                             2001                                                3,013,437
                                               2002                                                2,364,213
                                               2003                                                2,036,239
                                               2004                                                1,674,898
                                               2005                                                1,326,394
                                               2006                                                1,063,416
                                               2007                                                  907,645
                                               2008                                                  765,426
                                               2009                                                  613,355
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   Fidelity(R) VIP Asset Manager: Growth(R)    2001        13.89          12.347        17,035            NA
     Portfolio, Service Class 2 (01/01/2001)   2002                       10.315        21,715
                                               2003                       12.592        50,389
                                               2004                       13.195        69,339
                                               2005                       13.557        65,253
                                               2006                       14.354        61,424
                                               2007                       16.888        98,297
                                               2008                       10.732       111,852
                                               2009                       14.097        62,395
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Fidelity(R) VIP Asset Manager: Growth(R)   2000           NA              NA            NA       215,494
      Portfolio, Service Class                 2001                                                  184,602
                                               2002                                                  130,467
                                               2003                                                  114,295
                                               2004                                                   95,010
                                               2005                                                   76,487
                                               2006                                                   64,347
                                               2007                                                   55,496
                                               2008                                                   41,239
                                               2009                                                   29,092
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Fidelity(R) VIP Asset Manager: Growth(R)   2000           NA              NA            NA       800,862
      Portfolio, Initial Class                 2001                                                  634,497
                                               2002                                                  480,413
                                               2003                                                  438,544
                                               2004                                                  356,662
                                               2005                                                  262,664
                                               2006                                                  205,597
                                               2007                                                  157,100
                                               2008                                                  127,949
                                               2009                                                  104,424
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Fidelity(R) VIP Contrafund(R) Portfolio,   2001        22.89          20.549        64,084            NA
      Service Class 2 (01/01/2001)             2002                       18.438       206,580
                                               2003                       23.452       446,856
                                               2004                       26.792       767,894
                                               2005                       31.005     1,235,831
                                               2006                       34.275     1,526,651
                                               2007                       39.885     1,963,572
                                               2008                       22.672     1,153,433
                                               2009                       30.469     1,052,323
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Fidelity(R) VIP Contrafund(R) Portfolio,   2000           NA              NA            NA       885,063
      Service Class                            2001                                                  795,408
                                               2002                                                  672,958
                                               2003                                                  638,401
                                               2004                                                  622,636
                                               2005                                                  646,309
                                               2006                                                  592,967
                                               2007                                                  533,126
                                               2008                                                  316,539
                                               2009                                                  219,712
--------------------------------------------- ------ ------------ --------------- ------------ --------------

Overture Medley (R)                  -A:4-              Accumulation Unit Values

--------------------------------------------- ------ ------------ --------------- ---------------------------
                                                       Overture   Overture Medley       Number (#) of
FUND COMPANY                                         Medley Value  Value ($) at       Accumulation Units
  Subaccount (inception date)                  YEAR     ($) at      End of Year         At End of Year
                                                      Inception    (December 31)        (December 31)
--------------------------------------------- ------ ------------ --------------- ------------ --------------
                                                                                    Overture     Other VA-2
                                                                                     Medley       Annuities
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Fidelity(R) VIP Contrafund(R) Portfolio,   2000           NA              NA            NA     3,096,238
      Initial Class                            2001                                                2,516,852
                                               2002                                                2,230,859
                                               2003                                                1,981,173
                                               2004                                                1,804,658
                                               2005                                                1,633,953
                                               2006                                                1,388,729
                                               2007                                                1,182,770
                                               2008                                                  874,442
                                               2009                                                  703,866
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Fidelity(R) VIP Equity-Income Portfolio,   2001        25.11          22.436       143,316            NA
      Service Class 2 (01/01/2001)             2002                       18.449       317,475
                                               2003                       23.802       596,628
                                               2004                       26.265       821,828
                                               2005                       27.509     1,202,755
                                               2006                       32.729     1,509,056
                                               2007                       32.881     1,931,937
                                               2008                       18.647       803,910
                                               2009                       24.025       678,604
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Fidelity(R) VIP Equity-Income Portfolio,   2000           NA              NA            NA       499,327
      Service Class                            2001                                                  613,370
                                               2002                                                  504,581
                                               2003                                                  490,142
                                               2004                                                  477,376
                                               2005                                                  472,238
                                               2006                                                  446,553
                                               2007                                                  419,707
                                               2008                                                  205,618
                                               2009                                                  161,998
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Fidelity(R) VIP Equity-Income Portfolio,   2000           NA              NA            NA     3,476,817
      Initial Class                            2001                                                3,095,692
                                               2002                                                2,651,704
                                               2003                                                2,208,289
                                               2004                                                1,833,789
                                               2005                                                1,531,653
                                               2006                                                1,301,414
                                               2007                                                1,115,417
                                               2008                                                  821,310
                                               2009                                                  677,700
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Fidelity(R) VIP Growth Portfolio, Service  2001        41.63          33.115        81,472            NA
      Class 2 (01/01/2001)                     2002                       22.908       172,691
                                               2003                       30.127       293,933
                                               2004                       30.820       420,603
                                               2005                       32.258       518,529
                                               2006                       34.105       625,970
                                               2007                       42.853       385,350
                                               2008                       22.400       307,877
                                               2009                       28.436       264,940
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Fidelity(R) VIP Growth Portfolio, Service  2000           NA              NA            NA       585,291
      Class                                    2001                                                  558,929
                                               2002                                                  430,633
                                               2003                                                  394,595
                                               2004                                                  344,066
                                               2005                                                  294,794
                                               2006                                                  254,473
                                               2007                                                  191,310
                                               2008                                                  128,416
                                               2009                                                   97,484
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Fidelity(R) VIP Growth Portfolio, Initial  2000           NA              NA            NA     2,320,631
      Class                                    2001                                                2,012,029
                                               2002                                                1,490,848
                                               2003                                                1,312,378
                                               2004                                                1,118,425
                                               2005                                                  862,163
                                               2006                                                  718,374
                                               2007                                                  567,411
                                               2008                                                  464,476
                                               2009                                                  383,365
--------------------------------------------- ------ ------------ --------------- ------------ --------------

Overture Medley (R)                  -A:5-              Accumulation Unit Values

--------------------------------------------- ------ ------------ --------------- ---------------------------
                                                       Overture   Overture Medley       Number (#) of
FUND COMPANY                                         Medley Value  Value ($) at       Accumulation Units
  Subaccount (inception date)                  YEAR     ($) at      End of Year         At End of Year
                                                      Inception    (December 31)        (December 31)
--------------------------------------------- ------ ------------ --------------- ------------ --------------
                                                                                    Overture     Other VA-2
                                                                                     Medley       Annuities
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Fidelity(R) VIP High Income Portfolio,     2001         8.12           6.318       175,675            NA
      Service Class 2 (01/01/2001)             2002                        6.478       486,540
                                               2003                        8.147     1,059,483
                                               2004                        8.841     1,293,209
                                               2005                        8.973     1,476,568
                                               2006                        9.884     1,710,492
                                               2007                       10.054     1,649,397
                                               2008                        7.466     2,726,370
                                               2009                       10.626     3,406,720
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Fidelity(R) VIP High Income Portfolio,     2000           NA              NA            NA       480,273
      Service Class                            2001                                                  459,387
                                               2002                                                  483,041
                                               2003                                                  597,022
                                               2004                                                  533,222
                                               2005                                                  469,606
                                               2006                                                  492,557
                                               2007                                                  356,582
                                               2008                                                  345,499
                                               2009                                                  316,585
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   Fidelity(R) VIP High Income Portfolio,      2000           NA              NA            NA     1,862,735
      Initial Class                            2001                                                2,164,098
                                               2002                                                2,626,641
                                               2003                                                1,945,727
                                               2004                                                1,284,451
                                               2005                                                  943,169
                                               2006                                                  718,313
                                               2007                                                  511,382
                                               2008                                                  500,407
                                               2009                                                  507,888
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Fidelity(R) VIP Investment Grade Bond      2001        12.63          12.734       302,145            NA
      Portfolio, Service Class 2 (01/01/2001)  2002                       13.916       925,800
                                               2003                       14.490     1,156,571
                                               2004                       14.977     1,413,321
                                               2005                       15.140     1,743,207
                                               2006                       15.641     1,948,921
                                               2007                       16.150     2,653,284
                                               2008                       15.468     2,527,783
                                               2009                       17.717     1,386,132
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Fidelity(R) VIP Investment Grade Bond      2000           NA              NA            NA     3,542,927
      Portfolio, Initial Class                 2001                                                3,996,734
                                               2002                                                4,852,807
                                               2003                                                3,486,280
                                               2004                                                2,749,991
                                               2005                                                2,251,498
                                               2006                                                1,783,443
                                               2007                                                1,722,703
                                               2008                                                1,281,868
                                               2009                                                  959,837
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Fidelity(R) VIP Mid Cap  Portfolio,        2009        19.47          25.170       518,168        54,152
      Service Class 2 (05/01/2009)
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Fidelity(R) VIP Overseas Portfolio,        2001        19.81          13.719        33,056            NA
      Service Class 2 (01/01/2001)             2002                       10.831        89,523
                                               2003                       15.372       213,241
                                               2004                       17.279       427,850
                                               2005                       20.362       852,293
                                               2006                       23.791     1,270,006
                                               2007                       27.626     1,303,655
                                               2008                       15.355       678,087
                                               2009                       19.227       628,891
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Fidelity(R) VIP Overseas Portfolio,        2000           NA              NA            NA       373,516
      Service Class                            2001                                                  297,480
                                               2002                                                  252,107
                                               2003                                                  247,973
                                               2004                                                  275,370
                                               2005                                                  326,035
                                               2006                                                  329,153
                                               2007                                                  304,203
                                               2008                                                  167,010
                                               2009                                                  113,746
--------------------------------------------- ------ ------------ --------------- ------------ --------------

Overture Medley (R)                  -A:6-              Accumulation Unit Values

--------------------------------------------- ------ ------------ --------------- ---------------------------
                                                       Overture   Overture Medley       Number (#) of
FUND COMPANY                                         Medley Value  Value ($) at       Accumulation Units
  Subaccount (inception date)                  YEAR     ($) at      End of Year         At End of Year
                                                      Inception    (December 31)        (December 31)
--------------------------------------------- ------ ------------ --------------- ------------ --------------
                                                                                    Overture     Other VA-2
                                                                                     Medley       Annuities
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Fidelity(R) VIP Overseas Portfolio,        2000           NA              NA            NA     1,718,251
      Initial Class                            2001                                                1,368,794
                                               2002                                                1,072,969
                                               2003                                                  934,337
                                               2004                                                  833,483
                                               2005                                                  747,371
                                               2006                                                  710,580
                                               2007                                                  641,896
                                               2008                                                  456,078
                                               2009                                                  364,521
--------------------------------------------- ------ ------------ --------------- ------------ --------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Invesco V.I. Dynamics Fund, Series I       2001        16.60          12.646        87,960       429,662
      (01/01/2001)                             2002                        8.547       173,480       321,018
                                               2003                       11.688       255,901       230,956
                                               2004                       13.142       292,998       211,642
                                               2005                       14.435       259,477       171,341
                                               2006                       16.629       255,036       167,191
                                               2007                       18.506       195,886       123,188
                                               2008                        9.532       163,798        96,902
                                               2009                       13.470       136,288        79,713
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Invesco V.I. Global Real Estate Fund,      2009         8.50          12.075     1,161,792       116,687
      Series I (05/01/2009)
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Invesco V.I. International Growth Fund,    2008        31.91          19.943         5,505         8,197
      Series I (05/01/2008)                    2009                       26.757        47,586        17,636
--------------------------------------------- ------ ------------ --------------- ------------ --------------
MFS(R) VARIABLE INSURANCE TRUST
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    MFS(R) New Discovery Series, Initial Class 2000                                                1,279,234
      (01/01/2001)                             2001        15.64          15.665       110,102     1,166,920
                                               2002                       10.630       187,083       860,514
                                               2003                       14.103       251,217       713,557
                                               2004                       14.903       291,624       621,067
                                               2005                       15.560       240,329       472,785
                                               2006                       17.477       225,733       375,662
                                               2007                       17.774       208,148       280,561
                                               2008                       10.697       186,332       242,346
                                               2009                       17.318       184,093       189,365
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    MFS(R) Research International Series,      2008        15.06           8.843     3,241,216       435,860
      Initial Class (05/01/2008)               2009                       11.479     3,425,261       337,725
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    MFS(R) Strategic Income Series, Initial    2000                                                  325,253
      Class (01/01/2001)                       2001        10.08          10.416        18,160       285,303
                                               2002                       11.208        95,693       562,167
                                               2003                       12.275       215,479       461,040
                                               2004                       13.118       377,445       473,351
                                               2005                       13.260       526,508       432,075
                                               2006                       14.032       646,058       436,454
                                               2007                       14.434       779,809       454,297
                                               2008                       12.595       460,850       277,077
                                               2009                       15.525       511,061       294,682
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    MFS(R) Total Return Series, Initial Class  2008        19.48          15.340        37,529        14,174
      (05/01/2008)                             2009                       17.962        92,795        18,062
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    MFS(R) Utilities Series, Initial Class     2000                                                2,805,236
      (01/01/2001)                             2001        22.97          17.739       118,165     2,327,645
                                               2002                       13.600       127,935     1,602,142
                                               2003                       18.338       204,463     1,386,035
                                               2004                       23.685       331,367     1,266,296
                                               2005                       27.454       475,120     1,154,249
                                               2006                       35.751       530,253     1,007,192
                                               2007                       45.360       609,082       841,533
                                               2008                       28.046       548,208       570,272
                                               2009                       37.068       506,690       447,179
--------------------------------------------- ------ ------------ --------------- ------------ --------------
NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Neuberger Berman AMT Regency Portfolio,    2008        15.76           8.749         4,020         1,118
      Class I (05/01/08)                       2009                       12.721        10,949        33,191
--------------------------------------------- ------ ------------ --------------- ------------ --------------
PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    PIMCO Total Return Portfolio,              2009        10.49         11. 455     5,128,007       535,274
      Administrative Class (05/01/2009)
--------------------------------------------- ------ ------------ --------------- ------------ --------------
T. ROWE PRICE EQUITY SERIES, INC.
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   T. Rowe Price Blue Chip Portfolio-II        2008        11.00           6.674     4,207.576       570,171
      (05/01/2008)                             2009                        9.388     5,650,858       611,301
--------------------------------------------- ------ ------------ --------------- ------------ --------------

Overture Medley (R)                  -A:7-              Accumulation Unit Values

--------------------------------------------- ------ ------------ --------------- ---------------------------
                                                       Overture   Overture Medley       Number (#) of
FUND COMPANY                                         Medley Value  Value ($) at       Accumulation Units
  Subaccount (inception date)                  YEAR     ($) at      End of Year         At End of Year
                                                      Inception    (December 31)        (December 31)
--------------------------------------------- ------ ------------ --------------- ------------ --------------
                                                                                    Overture     Other VA-2
                                                                                     Medley       Annuities
--------------------------------------------- ------ ------------ --------------- ------------ --------------
THIRD AVENUE VARIABLE SERIES TRUST
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   Third Avenue Value Portfolio (01/01/2001)   2001        14.82          17.171       240,548       961,689
                                               2002                       15.216       474,992     1,228,758
                                               2003                       21.518       724,909     1,416,630
                                               2004                       25.594     1,026,292     1,500,471
                                               2005                       29.105     1,164,416     1,396,923
                                               2006                       33.431     1,263,537     1,328,375
                                               2007                       31.571     1,271,785     1,049,312
                                               2008                       17.645     1,232,313       715,740
                                               2009                       25.444     1,205,410       542,171
--------------------------------------------- ------ ------------ --------------- ------------ --------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    UIF Emerging Markets Equity Portfolio,     2000                                                  828,876
      Class I (01/01/2001)                     2001         7.02           6.586        14,050       623,154
                                               2002                        5.954        40,625       591,642
                                               2003                        8.842       115,632       651,703
                                               2004                       10.799       185,530       617,939
                                               2005                       14.341       539,504       803,653
                                               2006                       19.512       744,164       816,771
                                               2007                       27.185       842,896       699,425
                                               2008                       11.697     1,179,038       458,218
                                               2009                       19.710     1,156,128       417,967
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    UIF Global Value Equity Portfolio, Class I 2000                                                  730,958
      (01/01/2001)                             2001        13.12          12.176       109,697       848,390
                                               2002                       10.047       209,773       916,474
                                               2003                       12.856       325,982       898,222
                                               2004                       14.480       511,509       817,781
                                               2005                       15.203       524,612       679,250
                                               2006                       18.281       455,123       519,207
                                               2007                       19.339       407,495       425,290
                                               2008                       11.483       370,796       309,885
                                               2009                       13.214       335,224       227,520
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    UIF International Magnum Portfolio, Class  2000                                                  588,978
      ((01/01/2001)                            2001        11.77           9.448        33,989       449,966
                                               2002                        7.801        65,732       439,036
                                               2003                        9.862       107,888       377,879
                                               2004                       11.484       141,267       360,160
                                               2005                       12.655       179,984       330,294
                                               2006                       15.710       244,472       420,206
                                               2007                       17.858       324,456       400,840
                                               2008                        9.806       273,447       285,804
                                               2009                       12.901       266,984       171,228
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   UIF U.S. Real Estate Portfolio, Class I     2000                                                  543,369
      (01/01/2001)                             2001        11.44          12.555        55,666       746,617
                                               2002                       12.364       237,247       793,046
                                               2003                       16.870       294,834       768,230
                                               2004                       22.828       464,510       766,808
                                               2005                       26.509       508,529       665,560
                                               2006                       36.304       601,795       628,321
                                               2007                       29.865       634,548       421,118
                                               2008                       18.397       789,657       352,906
                                               2009                       23.430       462,712       246,812
--------------------------------------------- ------ ------------ --------------- ------------ --------------

Overture Medley (R)                  -A:8-              Accumulation Unit Values

APPENDIX B: Tax-Qualified Plan Disclosures

Disclosure Summary for IRA, SEP IRA, SIMPLE IRA, and Roth IRA plans....Page B: 1
Disclosure Summary for 403(b) Tax Sheltered Annuity plan...............Page B: 6

---------------------------------------------- ---------------------------------
DISCLOSURE SUMMARY                             For annuity policies issued as a:
                                               |    Regular IRA
AMERITAS LIFE INSURANCE CORP.                  |    SEP IRA
                                               |    SIMPLE IRA
                                               |    Roth IRA
---------------------------------------------- ---------------------------------

The Internal Revenue Service (IRS) requires us to provide you this disclosure statement. This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA). The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or other licensed tax expert to learn how the applicable tax laws apply to your situation. This Disclosure Summary is NOT intended as, nor does it constitute, legal or tax advice. For further information about IRAs, contact any district office of the IRS, or consult IRS Publication 590: Individual Retirement Arrangements.

If you have any questions about your Policy, please contact us at the address and telephone number shown below.

YOUR RIGHT TO CANCEL
--------------------
You may cancel your IRA within seven days after the date you receive this disclosure statement. To revoke your plan and receive a refund for the amount paid for your IRA, you must send a signed and dated Written Notice to cancel your Policy no later than the seventh day after issuance to us at:
                          Ameritas Life Insurance Corp.
                   Service Center, Attn: Annuity Service Team
                                 P.O. Box 82550
                                Lincoln, NE 68501
                            Telephone 1-800-745-1112

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After seven days following receipt of this Disclosure Statement, you cannot cancel.

PROVISIONS OF IRA LAW
---------------------
This disclosure is applicable when our variable annuity Policy is used for a Regular IRA, Spousal IRA, Rollover IRA, or a Roth IRA. Additionally, this disclosure provides basic information for when our variable annuity Policy is used for a Simplified Employee Pension (SEP)-IRA, or Savings Incentive Match Plan for Employees (SIMPLE)-IRA. A separate Policy must be purchased for each individual under each arrangement/plan. While Internal Revenue Code ("IRC") provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.

REGULAR IRA
-----------
Eligibility
You are eligible to establish a Regular IRA if you are younger than age 70 1/2 and if, at any time during the year, you receive compensation or earned income that is includible in your gross income. Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income for any year before the year in which your spouse reaches age 70 1/2. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year.

Additionally, regardless of your age, you may transfer funds from another IRA or certain qualified plans to a "Rollover IRA," which is described below.

Annual Contribution Limits
You may make annual contributions to a Regular IRA of up to the Annual Contribution Limit of $5,000 in 2010 or 100% of your earned income (compensation), whichever is less. If you are age 50 or older, the Annual Contribution Limits are increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. Beginning after 2009, the Annual Contribution Limits will be increased by the IRS to reflect inflation.

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate Regular IRA up to the lesser of the Annual Contribution Limit or 100% of your compensation or earned income. However, if one spouse earns less than the

Ameritas Life Insurance Corp.        -B:1-         Tax Qualified Plan Disclosure

Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA. The total contributions to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The combined limit on contributions to both Regular and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).

Distributions from another IRA or certain other qualified plans may be "rolled over" into a Regular IRA and such rollover contributions are not limited by this annual maximum.

Contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your tax return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

The amount of permissible contributions may or may not be tax-deductible depending on whether you are an active participant in an employer sponsored retirement plan and whether your adjusted gross income ("AGI") is above the phase-out level.

Deductibility of Contributions
Contributions made for the tax year are fully deductible if neither you nor your spouse (if married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k), or 403(b) plans, SEP plans, SIMPLE IRA, SIMPLE 401(k) plans, and certain governmental plans for any part of such year.

If you are an active participant in an employer sponsored retirement plan you may make deductible contributions if your Adjusted Gross Income (AGI) is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phaseout range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

Active participants with income above the phaseout range are not entitled to an IRA deduction. The phaseout limits are as follows:

         Married Filing Jointly     Single/Head of Household
         ----------------------     ------------------------
Year          AGI                     AGI
2010     $89,000 - $ 109,000     $56,000 - $66,000

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $167,000 and the deductible contribution for you is phased out between $167,000 and $177,000 of AGI.

Even if you will not be able to deduct the full amount of your Regular IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being non-deductible. The combined total must not exceed your Annual Contribution Limit. Any earnings on all your Regular IRA contributions accumulate tax-free until you withdraw them.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Regular IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

     You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.

     If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Distributions From Your Regular IRA During Your Life
You may take distributions from your Regular IRA at any time. However, there is a 10% premature distribution tax on the amount includible in your gross income if distributed prior to you attaining age 59 1/2, unless: (1) the distributions made to a beneficiary on or after the Owner's death; (2) distribution is made because of your permanent disability; (3) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed the life expectancy of you and your designated beneficiary; (4) the distribution is made for medical expenses which exceed 7.5% of your adjusted gross income; (5) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) the distribution is made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) the distribution is made for the qualified first-time home buyer expenses (up to a lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse; (8) distributions to satisfy a levy issued by the IRS; or (9) as a qualified reservist distribution. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty.

When you reach age 70 1/2 you must elect to receive Required Minimum Distributions no later than April 1 following the year in which you reach age 70 1/2 whether or not you have retired (Required Beginning Date). There is a minimum amount which you must withdraw by the Required Beginning Date and by each December 31 thereafter. You should consult with your own tax or financial adviser with regard to the calculation of the amount of your minimum distribution each year to make sure this requirement is met. Failure to take the Required Minimum Distribution could result in an additional tax of 50% of the amount not taken.

Ameritas Life Insurance Corp.        -B:2-         Tax Qualified Plan Disclosure

Distributions From Your Regular IRA After Your Death
If you die before all the funds in your Regular IRA have been distributed, the remaining funds will be distributed to your designated beneficiary as required below and as selected by such beneficiary.*

If you die before the Required Beginning Date, your designated beneficiary must withdraw the funds remaining as follows: 1) distributed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs; or 2) distributed over the life or life expectancy of the named beneficiary and must begin on or before December 31 of the calendar year following the year of your death. However, if the named beneficiary is your spouse; payments may begin before December 31 of the calendar year in which you would have reached age 70 1/2. If you did not designate a proper beneficiary, the funds remaining shall be distributed within five years after your death.

If you die after Required Minimum Distribution payments have begun, your designated beneficiary must select to have the remaining amount of your Regular IRA distributed over the longer of 1) the beneficiary's life expectancy or 2) your remaining life expectancy beginning no later than December 31 of the calendar year following the year of your death. If you do not designate a proper beneficiary, your interest is distributed over your remaining life expectancy.

Your surviving spouse, if the sole beneficiary, may elect to treat your Regular IRA as his or her own Regular IRA.

Tax Consequences
Amounts paid to you or your beneficiary from your Regular IRA are taxable as ordinary income, except that you recover your nondeductible Regular IRA contributions tax-free.

If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

Tax-Free Rollovers
Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another Regular IRA, a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, governmental 457 plan, or SIMPLE plan into a Regular IRA. Such an event is called a Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans. Rollover contributions are not subject to the contribution limits on Regular IRA contributions, but also are not tax deductible.

There are two ways to make a Rollover to your IRA:

1. Participant Rollovers are accomplished by contributing part or all of the eligible distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution.

Participant Rollover amounts are subject to a mandatory 20% federal income tax withholding except Participant Rollovers from another Regular IRA. Regular IRA to Regular IRA Rollovers are limited to one per distributing plan per 12 month period. However, you may transfer Regular IRA assets to another Regular IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE IRA) during the 2-year period following the date you first participate in any SIMPLE Plan maintained by your employer.

2. Direct Rollovers are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

Certain distributions are not considered to be eligible for Rollover and include:
     a. distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more;
     b. required minimum distributions made during or after the year you reach age 70 1/2;
     c.   any hardship distributions made under the terms of the plan; and
     d. amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed.

Under certain circumstances, you may roll over all or a portion of your eligible distribution from your Regular IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 (No Regular IRA Rollovers to Simple IRAs are allowed). However, you may not roll after-tax contributions from your Regular IRA to a 401(a), 401(k) plan, 403(b) plan, or governmental 457 plan.

For rules applicable to rollovers or transfers to Roth IRAs, see the paragraphs on Roth IRA, next page.

SEP IRA
-------
A SEP Plan allows self-employed people and small business owners to establish SEP IRAs for the business owner and eligible employees, if any. SEP IRAs have specific eligibility and contribution limits (as described in IRS Form 5305-SEP); otherwise SEP IRAs follow the same rules as Regular IRAs.*

SIMPLE IRA
----------
SIMPLE IRAs operate in connection with a SIMPLE Plan maintained by an eligible employer. Each participating employee has a SIMPLE IRA to receive contributions under the plan. SIMPLE IRAs have specific eligibility, contribution, and tax-withdrawal penalties (as described in IRS Form 5304-SIMPLE); otherwise, SIMPLE IRAs follow the same rules as Regular IRAs.

Ameritas Life Insurance Corp.        -B:3-         Tax Qualified Plan Disclosure

ROTH IRA
--------
Eligibility
You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, or alimony, and your (and your spouse's) AGI is within the limits described below. Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth
IRA), out of your compensation or earned income for any year. Unlike Regular IRAs, if eligible, you may contribute to a Roth IRA even after age 70 1/2.

Limit on Annual Contributions
You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below. The Annual Contribution Limit is $5,000 for 2010. If you are age 50 or older, the Annual Contribution Limits are increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. Beginning after 2009, the Annual Contribution Limits will be increased by the IRS to reflect increases in inflation.

If each spouse earns at least the Annual Contribution Limit, each may make the maximum contribution to his or her Roth IRA, subject to the limitations discussed below. However, if one spouse earns less than the Annual Contribution Limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA. The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The Annual Contribution Limit is the maximum that can be contributed to all IRAs (Roth and Regular) by an individual in a year. The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your Regular IRAs for the year.

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) AGI. You may contribute the maximum contribution to your Roth IRA if you are single and your AGI is less than $105,000. Your ability to contribute to your Roth IRA is phased out at $120,000. You may contribute the maximum contribution to your Roth IRA if you are married filing jointly and your AGI is less than $167,000. Your ability to contribute to your Roth IRA is phased out at $177,000.

Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return, must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

Deductibility of Contributions
Unlike a Regular IRA, contributions to your Roth IRA are not deductible.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:
o You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.
o If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Tax on Withdrawals From Your Roth IRA
You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free. Withdrawal of amounts considered earnings or growth will also be tax-free if the following requirements are met: the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59 1/2, due to your death or disability, or for qualified first-time homebuyer expenses.

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in the year you receive it, nor will the 10% penalty apply. A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.

Required Payments From Your Roth IRA
Unlike a Regular IRA, while you are living, there are no distribution requirements for your Roth IRA.

After your death, if you have begun to receive distributions under an annuity option (not including an interest only option), the remaining Policy value will continue to be distributed to your designated beneficiary according to the terms of the elected options, provided that method satisfies IRC requirements.

If you die before your entire interest in the Policy is distributed, your entire interest in your Roth IRA generally must be distributed no later than the end of the fifth calendar year after your death occurs ("five-year payout rule"). Your designated beneficiary may elect to receive distributions over a period not longer than his or her life expectancy, if the election is made and distributions begin on or before the end of the year following the year of your death. Otherwise, the entire benefit must be paid under the five-year payout rule.

If the designated beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own.

Ameritas Life Insurance Corp.        -B:4-         Tax Qualified Plan Disclosure

Rollovers and Conversions
You may roll over any amount from an existing Roth IRA to another Roth IRA. Under certain circumstances, you may also convert an existing Regular IRA to a Roth IRA. You can roll over distributions from a Regular IRA to a Roth IRA if you convert such amounts within 60 days after distribution. Note that rollover contributions to a Roth IRA are included in taxable income and may result in additional tax. Conversions in 2010 can be included in taxable income ratably in 2011 and 2012. There may be additional income tax consequences upon a conversion. Consult your financial adviser to determine other considerations when converting a Regular IRA to a Roth IRA.

Recharacterization
You may correct an IRA conversion by recharacterizing your conversion. For example, you may have converted from a Regular IRA to a Roth IRA and decide later you do not want to make the conversion. You may accomplish a recharacterization by making a trustee-to-trustee transfer (including any net income attributable to the contribution) from the first IRA to the second IRA, on or before your tax return due date for reporting the contribution to the first IRA. Once the transfer is made, the election is irrevocable. Recharacterizing a contribution treats it as contributed to the second IRA on the same date as initially contributed to the first IRA. If you elect to recharacterize a contribution, you must report it on your Federal income tax return as made to the second IRA, instead of the first. Consult your tax adviser before recharacterizing a contribution.

GENERAL INFORMATION AND RESTRICTIONS FOR ALL IRAS
-------------------------------------------------

Lump Sum Distribution
If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions to a Regular IRA or to a Roth IRA, or "qualified distributions" from a Roth
IRA), and is not eligible for the special 5 or 10 year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans.

Nontransferability
You may not transfer, assign or sell your IRA to anyone (except in the case of transfer incident to divorce).

Nonforfeitability
The value of your IRA belongs to you at all times, without risk of forfeiture.

Loans and Prohibited Transactions
If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your Regular IRA account, and the amount of earnings or gains in your Roth IRA account, will be taxed as ordinary income in the year of the transaction. You may also have to pay the 10% penalty tax. For example, IRAs do not permit loans. You may not borrow from your IRA (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA and be treated as a distribution. It would be includable in your taxable income in the year of violation and subject to the 10% penalty tax on premature distributions. A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

Financial Disclosure
Contributions to your IRA will be invested in a variable annuity Policy. The variable annuity Policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity Policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity Policy will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also by certain other costs. For an explanation of these fees and other costs, please refer to your prospectus.

STATUS OF OUR IRA PLAN
----------------------

We may, but are not obligated to, seek IRS approval of your Regular IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the Regular IRA or Roth IRA.

Ameritas Life Insurance Corp.        -B:5-         Tax Qualified Plan Disclosure

-------------------------------------------- -----------------------------------
          DISCLOSURE SUMMARY                   For annuity policies issued as a:
                                                   TAX SHELTERED ANNUITY
 AMERITAS LIFE INSURANCE CORP.                     Under IRC Section 403(b)
-------------------------------------------- -----------------------------------

The Policy may be purchased by you or your employer as part of a retirement plan under Internal Revenue Code (IRC) Section 403(b). This section provides a summary of benefits afforded a tax-qualified retirement plan under IRC 403(b), and the prospectus' CHARGES and CHARGES EXPLAINED sections describe applicable costs. You should refer to the Policy and Riders for a full description of the benefits and charges of purchasing the Policy for an IRC 403(b) plan.

Notice Regarding Exchanges
--------------------------
On July 26, 2007, the Internal Revenue Service ("IRS") published new regulations for tax sheltered annuity contracts under Internal Revenue Code Section 403(b). Please see the FEDERAL INCOME TAX MATTERS section of this prospectus for more information.

CONTRIBUTIONS
-------------
Contributions under the Policy must be remitted by the employer. You may, if permitted by the applicable 403(b) plan documents and with our agreement, (i) transfer to the Policy any amount held under a contract or account that meets the requirements of IRC Section 403(b) ("Transferred Funds"), or (ii) roll over contributions from a contract or account that meets the requirements of IRC Sections 403(b) or 408(d)(3)(A)(iii). If you make a transfer as described in (i) above, you must tell us the portion, if any, of the Transferred Funds which are
(a) exempt from the payment restrictions described below and (b) eligible for delayed distribution under the Required Minimum Distribution provision below. If you do not tell us, then we will treat all such amounts as being subject to the applicable tax restrictions. Any Transferred Funds from a contract not issued by us will be reduced by the amount of any tax charge that applies, as we determine.

Contributions to the Policy are limited to your exclusion allowance for the year computed as required by IRC Sections 403(b), 415, and 402(g), which is $16,500 for 2010. Unless this Policy is purchased under an ERISA Plan and "employer contributions" may be made, all contributions are made by your employer under a salary reduction agreement you enter into with your employer. Your salary reduction contributions are "elective deferrals" and cannot exceed the elective deferral limitations under IRC Section 402(g) which apply to this Policy and all other 403(b), 401(k), or SIMPLE plans, contracts or arrangements with your employer. If contributions to the Policy inadvertently cause the excess deferral limit to be violated, such deferrals must be distributed by April 15 of the following calendar year, subject to any Policy withdrawal charge that may be applicable.

In the case of an individual who is 50 or older, the annual cash contribution limit is increased by $5500 for 2009. This amount may be increased for inflation in future years.

Notwithstanding any provision of the Policy to the contrary, contributions will be permitted with respect to qualified military service in accordance with the requirements of IRC Section 414(u), if applicable, and limited to limits imposed by IRC Section 403(b).

We reserve the right to reject or refund any contributions when we believe doing so is necessary for the Policy to comply with IRC Section 403(b) or the Plan.

LOANS
-----
For 403(b) TSA Policies issued after January 1, 2002, we may charge a reasonable fee (currently $25; guaranteed maximum is $40) for each loan as loan origination expenses; however, this fee will be waived if loan repayment is established on an automatic basis.

Other loan provisions are described in this Prospectus' DISTRIBUTION section Loans provision.

DISTRIBUTIONS
-------------
When Annuity Income Payments Begin
Your selection of an Annuity Date for annuity income payments to begin is subject to the maximum maturity age, if any, stated in the Policy Data pages. If you choose an Annuity Date later than age 70 1/2, you must withdraw at least the required minimum distribution required by tax regulations that apply, unless you elect to satisfy these requirements through other 403(b) arrangements you may have.

Permitted Distributions
Distributions of Policy value in the case of salary reduction contributions will only be permitted:
        o    upon the Owner's severance of employment;
        o    after the Owner's age 59 1/2;
        o    due to disability within the meaning of IRC Section 72(m)(7);
        o    due to financial hardship;
        o    qualified reservist distribution.
Distributions may be further restricted if we are notified of more restrictive Plan limits. Withdrawal charges may apply to distributions.

Ameritas Life Insurance Corp.        -B:6-         Tax Qualified Plan Disclosure

Despite the distribution restrictions stated above, we will permit distributions of salary deferrals in excess of IRC limits contributed to the Policy, and any allocable gain or loss, including that for the "gap period" between the end of the taxable year and distribution date, provided you notify us in writing by March 1 of the year following the taxable year of the excess deferral and certify the amount of the excess deferral.

Distributions attributable to contributions transferred from a custodial account qualified under IRC Section 403(b)(7) or from an annuity under IRC Section 403(b)(1) shall be subject to the same or, where there has been more than one transfer, more stringent distribution requirements as they were subject to prior to the transfer, unless otherwise permitted by law or regulation.

Trustee-to-trustee transfers to another 403(b) qualified plan are not considered a distribution and are not restricted. However, the applicable plans document must both permit the transfer.

If the Owner's employer has established an ERISA plan under IRC Section 403(b), any distributions under this Policy will be restricted, as provided in IRC Sections 401(a)(11) and 417.

Direct Rollover Option
A distributee under the Policy, or the distributee's surviving spouse, or the spouse of the distributee's former spouse who is an alternate payee under a qualified domestic relations order (as defined in IRC Section 414(p)) (collectively, the "distributee" for purposes of this paragraph), may elect to have any portion of an eligible distribution paid directly to an eligible retirement plan specified by the distributee as a direct rollover. (For purposes of a direct rollover, an eligible retirement plan includes 403(b) annuity policies, qualified retirement plans under 401(a), 401(k) plans, IRAs and 457 governmental plans.) The direct rollover option is not available to the extent that a minimum distribution is required under IRC Section 401(a)(9). The direct rollover option also does not apply to Policy distributions permitted and made on account of a hardship. We reserve the right to determine the amount of the required minimum distribution.

If Policy annuity payments have already begun, a direct rollover option does not apply to those payments being paid: (a) in substantially equal periodic payments for a period of ten years or more; or, (b) as part of a life annuity.

Required Minimum Distributions
Distributions under the Policy made on or after January 1, 2003 will be subject to Required Minimum Distribution requirements of IRC Section 401(a)(9) pursuant to final and temporary regulations issued by the IRS in 2002.

Required Minimum Distribution payments for this Policy must be computed for the calendar year you turn age 70 1/2 and for each year thereafter. The Required Minimum Distribution payments you compute must start no later than April 1 of the calendar year after you turn age 70 1/2, except as otherwise noted below, and except that if your employer is a church or government organization, the start date is the later of this date or April 1 of the calendar year after you retire.

Payments of your annual Required Minimum Distribution calculated for this Policy may be made from this Policy or from another 403(b) arrangement that you maintain, if permitted by Internal Revenue Service rules. These payments may be made under any method permitted for 403(b) Plans and acceptable to us; several of your Policy's annuity income options fulfill the IRC requirements.

If you die after Required Minimum Distribution payments have begun, the remaining amount of your Policy value must continue to be paid at least as quickly as under the calculation and payment method being used before your death.

If you die before Required Minimum Distribution payments begin, payment of your Policy value must be completed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs, except to the extent that a choice is made to receive death benefit payments under (a) and (b) below:
     (a) If payments are to be made to a beneficiary, then the Policy value may be paid over the life or life expectancy of the named beneficiary. Such payments must begin on or before December 31 of the calendar year which follows the year of your death.
     (b) If the named beneficiary is your spouse, the date that payments must begin under (a) above will not be before (i) December 31 of the calendar year which follows the year of your death or, if later, (ii) December 31 of the calendar year in which you would have reached age 70 1/2.

CONVERSION OF A 403(b) POLICY TO A NON-403(b) QUALIFIED POLICY

       The IRC only permits you to maintain a 403(b) Policy while you are covered under a 403(b) Plan. Upon no longer being covered under a 403(b) plan, you may "roll over" some or all of your 403(b) Policy assets into another tax-qualified annuity policy, including an Individual Retirement Annuity policy. Should you need to exercise such a rollover, you may elect to convert your existing 403(b) Policy with us into an IRA Policy. Because certain distributions are permitted under IRC Section 403(b) that are not permitted for IRAs, any conversion may result in a loss of certain benefits (such as 403(b) permitted hardship withdrawals). Upon such a conversion, your 403(b) Tax Sheltered Annuity Endorsement (and related charges) will be replaced with an Individual Retirement Annuity Endorsement (and any related charges) to assure continued compliance of your Policy with applicable tax law. You will receive full disclosure about the effect of any such conversion prior to making your election.

Ameritas Life Insurance Corp.        -B:7-         Tax Qualified Plan Disclosure

                                    THANK YOU
for reviewing this prospectus. You should also review the series fund prospectuses for those Subaccount variable investment option underlying portfolios you wish to select.

                             IF YOU HAVE QUESTIONS,
                      contact your sales representative, or
                              write or call us at:

                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-7335
                 Interfund Transfer Request Fax: 1-402-467-7923
                                www.ameritas.com

                           REMEMBER, THE CORRECT FORM
is important for us to accurately process your Policy elections and changes. Many can be found in the "on-line services" section of our website. Or, call us at our toll-free number and we will send you the form you need.

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

         A Statement of Additional Information, dated May 1, 2010, contains other information about the Separate Account and Ameritas, plus more details concerning the disclosures in this prospectus.

         For a free copy, access it on the SEC's website (www.sec.gov, select "Search for Company Filings," select "file number," then type "333-142483"), or write or call us. Here is the Table of Contents for the Statement of Additional
Information:

                                            Begin on
                                              Page
------------------------------------------ -----------

General Information and History                1
Services

------------------------------------------ -----------

Purchase of Securities Being Offered           2
Underwriter

------------------------------------------ -----------

Calculation of Performance                     3
  Standardized Performance Reporting
  Non-Standardized Performance Reporting
  Yields
------------------------------------------ -----------

ASSET ALLOCATION PROGRAM                       4
offered through Ameritas Investment Corp.
("AIC")

------------------------------------------ -----------

Other Information                              6
Service Marks and Copyrights
Licensing Agreement
Financial Statements

------------------------------------------ -----------

(C)  2010 Ameritas Life Insurance Corp.

                       Ameritas Life Insurance Corp. Logo
                                 A UNIFI Company

Overture Medley (R)          Last Page               SEC Registration #811-05192

--------------------------------------------------------------------------------

Statement of Additional Information:  May 1, 2010
to accompany Policy Prospectuses dated May 1, 2010

                                            [Ameritas Life Insurance Corp. Logo]
                                                                 A UNIFI Company
VARIABLE ANNUITY POLICIES
offered through
AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
--------------------------------------------------------------------------------
         TABLE OF CONTENTS                   Page


General Information and History                 1
Services

Purchase of Securities Being Offered            2
Underwriters

Calculation of Performance                      3
    Standardized Performance Reporting
    Non-Standardized Performance Reporting
    Yields

ASSET ALLOCATION PROGRAM                        4
offered through Ameritas Investment Corp.
("AIC")

Other Information                               6
Service Marks and Copyrights
Licensing Agreement
Financial Statements

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 82550, Lincoln, Nebraska 68501, by e-mailing us through our website at www.ameritas.com, or by calling us at 1-800-745-1112. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

                         GENERAL INFORMATION AND HISTORY

Ameritas Variable Separate Account VA-2 is a separate investment account of Ameritas Life Insurance Corp. ("we," "us," "our," "Ameritas"). We are engaged in the business of issuing life insurance and annuities, group , eye care, and hearing care insurance, retirement plans and 401(k) plans throughout the United States (except in New York). We are a stock life insurance company organized under the insurance laws of the State of Nebraska since 1887. We are wholly owned by Ameritas Holding Company ("AHC"), a Nebraska stock insurance holding company. AHC is wholly owned by UNIFI Mutual Holding Company ("UNIFI"), a Nebraska mutual insurance holding company. "UNIFI Companies" is a marketing name for the subsidiaries of UNIFI. The UNIFI Companies are a diversified family of financial services businesses. For a complete list of the UNIFI Companies and their products and services, visit the UNIFI Companies' website at www.unificompanies.com. Each UNIFI company is solely responsible for its own financial condition and contractual obligations.

Prior to May 1, 2007, Policies described in this Statement of Additional Information and in the prospectus were offered and issued by Ameritas Variable Life Insurance Company ("AVLIC"). Effective May 1, 2007, AVLIC merged into Ameritas, AVLIC's former parent. Ameritas Variable Separate Account VA-2, formerly "Ameritas Variable Life Insurance Company Separate Account VA-2," is now a separate investment account of Ameritas. Policies previously issued by AVLIC now are Policies of Ameritas, which will service and maintain those Policies in accordance with their terms.

                                    SERVICES

The balance sheets - statutory basis of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of UNIFI Mutual Holding Company, as of December 31, 2009 and 2008 and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2009 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and the statements of net assets of each of the subaccounts of Ameritas Variable Separate Account VA-2 as of December 31, 2009, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1601 Dodge Street, Suite 3100, Omaha, NE 68102.

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2      STATEMENT OF ADDITIONAL INFORMATION
                                     SAI: 1

Our financial statements are part of this SAI. They only bear on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Affiliates of Ameritas provide administrative services to Ameritas relating to policies offered by its separate accounts, including Ameritas Variable Separate Account VA-2 (the "Registrant"). These services are provided under the UNIFI companies' General Administrative Services Agreement dated January 1, 2006 (the "Agreement"). Under the terms of the Agreement, certain affiliates provided management, administrative, information technology, actuarial, and other services to Ameritas. The Agreement is not an agreement of or an expense to the Registrant. For the services provided to Ameritas for Ameritas commissioned variable annuities, Ameritas paid the following amounts to the listed affiliates in the last three years:

                                                              ---------------- ---------------  ---------------
AFFILIATE: *                                      YEAR:             2007             2008             2009
------------------------------------------------------------- ---------------- ---------------  ---------------
The Union Central Life Insurance Company                           $951,730        $1,676,119       $5,091,384
------------------------------------------------------------- ---------------- ---------------  ---------------
Acacia Life Insurance Company                                    $1,401,364          $454,731         $340,390
------------------------------------------------------------- ---------------- ---------------  ---------------
* Each affiliate listed became a wholly-owned subsidiary of Ameritas in 2009.

The Depositor is also entering into an agreement with its affiliate, Summit Investment Advisors, Inc., for the purpose of developing and providing ongoing evaluation and other services for the Asset Allocation Program. No payments have yet been made for services to be performed under this agreement.

All matters of state and federal law pertaining to the Policies have been reviewed by the Ameritas internal legal staff.

                      PURCHASE OF SECURITIES BEING OFFERED

Overture Medley (R) is a flexible premium variable deferred annuity policy. Overture Medley (R) Policies are sold by licensed insurance agents in states where the Policies may lawfully be sold. The agents who sell the Policies are registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 ("1934 Act") and members of the Financial Industry Regulatory Authority ("FINRA"). Overture Annuity single premium variable annuity policies and Overture Annuity II, Overture Annuity III, Overture Annuity III-Plus, Overture Acclaim (R), and Overture Accent (R) flexible premium variable deferred annuity policies are no longer offered for sale. The agents that service the Policies also are registered representatives of broker-dealers that are registered under the 1934 Act and members of FINRA.

                                   UNDERWRITER

The Overture Medley Policy is offered continuously and is distributed by Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510. AIC also served as the underwriter and distributor for the other Policies in the Separate Account, listed above. AIC is a majority-owned subsidiary of ours. AIC enters into contracts with various broker-dealers ("Distributors") to distribute the Policies.

                                                                   ---------------- ---------------- -----------------
                                                           YEAR:         2007             2008              2009
-----------------------------------------------------------------  ---------------- ---------------- -----------------
Variable annuity commissions the Depositor paid to AIC that           $9,454,444        $12,228,555     $7,835,237
were paid to other broker-dealers and representatives (not kept by AIC).
-----------------------------------------------------------------  ---------------- ---------------- -----------------
Variable annuity commissions earned and kept by AIC.                     $61,005            $41,012        $36,508
-----------------------------------------------------------------  ---------------- ---------------- -----------------

Fees the Depositor paid to AIC for variable annuity Principal           $114,841           $125,530       $195,729
Underwriter services.

-----------------------------------------------------------------  ---------------- ---------------- -----------------

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2      STATEMENT OF ADDITIONAL INFORMATION
                                     SAI: 2

                           CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any Money Market Subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our Internet website are current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subaccount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. An Owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

Standardized Performance Reporting
Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the mortality and expense fee and administrative expense charge and the current annual Policy Fee. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

Non-Standardized Performance Reporting
We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered, so no withdrawal charges are levied; (2) the Subaccounts have existed for periods other than those required to be presented in Standardized Performance Reporting; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

Yields
We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:
                           YIELD=2[(a - b +1)(6) - 1]
                                       cd

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2      STATEMENT OF ADDITIONAL INFORMATION
                                     SAI: 3

Where a=net investment income earned during the period by the portfolio company attributable to shares owned by the Subaccount, b=expenses accrued for the period (net of reimbursements), c=the average daily number of Accumulation Units outstanding during the period, and d=the maximum offering price per Accumulation Unit on the last day of the period. The yield reflects the base Policy mortality and expense risk fee and administrative expense charge. Net investment income will be determined according to rules established by the SEC. The yield assumes an average Policy size of $30,000, so no Policy fee is currently applicable, and also assumes the Policy will continue (since the Policy is intended for long term investment) so does not reflect any withdrawal charge.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

Any current yield quotations of the Money Market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The Money Market Subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The Money Market Subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.

The Money Market Subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Policy Owner's investment in the Money Market Subaccount nor that Subaccount's investment in the Money Market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

                            ASSET ALLOCATION PROGRAM
                                 offered through
                       AMERITAS INVESTMENT CORP. ("AIC")

The Service
Ameritas Investment Corp. ("AIC"), a majority owned subsidiary of Ameritas, has developed several asset allocation models, each based on different profiles of an investor's willingness to accept investment risk, and provided exclusively through our Policies as the Asset Allocation Program (the "Program"). AIC periodically (typically annually) evaluates and updates the models. In developing and periodically updating the models, AIC currently relies on the fund-specific model recommendations made by Summit Investment Advisors, Inc. ("SIA"), a registered investment advisor, which, like Ameritas, is wholly owned by AHC and ultimately by UNIFI. AIC may change the firm it uses, or, as is currently the case, may use no independent firm when developing the models for the Program.

If you choose to subscribe to the Program, AIC will serve as your investment adviser solely for purposes of development of the Program models and periodic updates of the models.

If you choose to subscribe to the Program, AIC instructs us to allocate your initial premium (in the case of a new application) or accumulated value, as applicable, to the investment options according to the model you select, to similarly allocate subsequent premium, and to periodically automatically reallocate your accumulated value or premium payments. Your Policy value will be rebalanced quarterly consistent with your selected model.

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2      STATEMENT OF ADDITIONAL INFORMATION
                                     SAI: 4

The Asset Allocation Program Models
Development of the Program models is a two-step process. First, SIA performs an optimization analysis to determine the breakdown of asset classes. Next, after the asset class exposures are known, a determination is made of how available investment options can be used to implement the asset class level allocations. Investment options are selected in a way intended to optimize potential returns for each model, given a particular level of risk tolerance. SIA may also choose passively managed index investment options to optimize returns for a given risk profile. SIA's philosophy on selecting active investment managers centers on choosing experienced managers that add value over time, using a consistent process, and staying on mandate across market cycles. When selecting investment options, SIA looks for competitive fees, tenured fund management, and total returns that are competitive to their peers. SIA avoids managers holding "off-mandate" exposures, or other significant portfolio concentrations that could lead to sharp performance deviations. This process could, in some cases, result in the inclusion of an investment option in a model based on its specific asset class exposure or other specific optimization factors, even where another investment option may have better historical performance.

Periodic Updates of the Models and Notices of Updates
Each model is evaluated periodically (generally, annually) to assess whether the combination of investment options within each model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the model. As a result, each model may change, and the investment options used within a model may change.

When your selected model is updated, AIC instructs us to automatically reallocate your accumulated value and any subsequent premium payments in accordance with any changes to the model you have selected. This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model (independently of the automatic quarterly rebalancing). AIC requires that you give it discretionary investment authority to periodically instruct us to reallocate your accumulated value and any subsequent premium payments in accordance with the updated version of the model you have selected, if you wish to participate in the Program.

When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Program.

Risks
Although asset allocation models are designed to optimize returns given the various levels of risk, there is no assurance that a model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your accumulated value could be better or worse by participating in a Program model than if you had not participated. A model may perform better or worse than any single investment option or asset class or other combinations of investment options or asset classes. Model performance is dependent upon the performance of the component investment options (and their underlying portfolios). The timing of your investment and the automatic quarterly rebalancing may affect performance. Your accumulated value will fluctuate, and when redeemed, may be worth more or less than the original cost.

Periodic updating of the models can cause the underlying portfolios to incur transaction expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the pertinent portfolios and the models.

Potential Conflicts of Interest. AIC and SIA may be subject to competing interests that have the potential to influence decision making with regard to the models. In addition to its limited role as investment adviser under the Program, AIC is also compensated by us as principal underwriter for the Policies. Also, Calvert Variable Portfolios, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), which are part of the UNIFI Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy. The Calvert Funds are advised by Calvert Asset Management Company, Inc. ("CAMCO"), an affiliate of ours, and certain of the Calvert Funds are subadvised by Summit Investment Partners, Inc. ("Summit"), also an affiliate of ours. CAMCO and Summit are compensated for administrative, advisory and subadvisory services they provide. Calvert Fund portfolios may or may not be included in the models. We and AIC may receive revenue sharing from other portfolios that are available as investment options or distribution fees. AIC may have an incentive to use certain portfolios in the models that provide higher revenue sharing or advisory fees.

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2      STATEMENT OF ADDITIONAL INFORMATION
                                     SAI: 5

AIC may believe that certain portfolios may benefit from additional assets or could be harmed by redemptions. SIA analyzes all our model investment options and their underlying portfolios; it evaluates and recommends the selection, allocation weighting, and periodic updates regarding portfolios in the models. Neither AIC nor we dictate to SIA the number of portfolios in a model, the percent that any portfolio represents in a model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). SIA may have an incentive to recommend certain portfolios that have administrative, advisory or subadvisory services provided by CAMCO and Summit. As a result of the competing interests the affiliated parties face in this Program, there is an increased potential risk of a conflict of interest in these arrangements.

AIC and we are under no obligation to continue the Program, or any asset allocation program, and have the right to terminate or change such services at any time.

                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policy described in this Statement of Additional Information. Not all information set forth in the registration statement is addressed in the Policy prospectus or this Statement. For a complete description of the terms of the registration, refer to the documents we file with the SEC. They may be accessed on the SEC's website at www.sec.gov, select "Search for Company Filings," then type file number "811-05192" or you may review and copy it (for a fee) at the SEC's Public Reference Room in Washington D.C. (Call the SEC at 202-551-8090 for details and public hours.)

                          SERVICE MARKS AND COPYRIGHTS

"Ameritas" and the bison symbol, "Overture Accent!," "Overture Acclaim!," and "Overture Medley" are registered service marks of Ameritas Life Insurance Corp. The Policies and Policy prospectuses are copyrighted by Ameritas Life Insurance Corp.
                               LICENSING AGREEMENT

The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the Owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee ("Ameritas") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the product. S&P has no obligation to take the needs of the Licensee or the Owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                              FINANCIAL STATEMENTS

Our financial statements follow this page of this Statement. They bear only on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2      STATEMENT OF ADDITIONAL INFORMATION
                                     SAI:6

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Variable Separate Account VA-2 (the "Account") as of December 31, 2009 and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of each of the subaccounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at December 31, 2009, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Variable Separate Account VA-2 as of December 31, 2009, the results of operations for the period then ended, the changes in net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Omaha, Nebraska
March 5, 2010

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2009

ASSETS
INVESTMENTS AT FAIR VALUE:

    Fidelity Variable Insurance Products (Fidelity):
    ------------------------------------------------
       Fidelity VIP Equity-Income Portfolio, Initial Class (Equity-Income IC) -
         1,566,513.676 shares at $16.81 per share (cost $33,453,345)                             $       26,333,095
       Fidelity VIP Equity-Income Portfolio, Service Class (Equity-Income SC) -
         277,695.554 shares at $16.75 per share (cost $6,207,423)                                         4,651,401
       Fidelity VIP Equity-Income Portfolio, Service Class 2 (Equity-Income SC2) -
         983,931.011 shares at $16.57 per share (cost $22,325,906)                                       16,303,737
       Fidelity VIP Growth Portfolio, Initial Class (Growth IC) -
         590,287.666 shares at $30.04 per share (cost $18,117,123)                                       17,732,241
       Fidelity VIP Growth Portfolio, Service Class (Growth SC) -
         121,590.236 shares at $29.96 per share (cost $4,772,340)                                         3,642,843
       Fidelity VIP Growth Portfolio, Service Class 2 (Growth SC2) -
         253,239.502 shares at $29.75 per share (cost $8,277,065)                                         7,533,875
       Fidelity VIP High Income Portfolio, Initial Class (High Income IC) -
         2,005,474.845 shares at $5.29 per share (cost $10,497,193)                                      10,608,962
       Fidelity VIP High Income Portfolio, Service Class (High Income SC) -
         830,768.340 shares at $5.26 per share (cost $4,509,355)                                          4,369,841
       Fidelity VIP High Income Portfolio, Service Class 2 (High Income SC2) -
         6,988,630.003 shares at $5.18 per share (cost $37,412,143)                                      36,201,103
       Fidelity VIP Overseas Portfolio, Initial Class (Overseas IC) -
         664,525.966 shares at $15.05 per share (cost $10,920,129)                                       10,001,116
       Fidelity VIP Overseas Portfolio, Service Class (Overseas SC) -
         186,761.974 shares at $14.99 per share (cost $3,520,455)                                         2,799,562
       Fidelity VIP Overseas Portfolio, Service Class 2 (Overseas SC2) -
         810,430.976 shares at $14.92 per share (cost $14,848,098)                                       12,091,630
       Fidelity VIP Asset Manager Portfolio, Initial Class (Asset Mgr. IC) -
         1,485,550.108 shares at $13.00 per share (cost $22,773,085)                                     19,312,151
       Fidelity VIP Asset Manager Portfolio, Service Class (Asset Mgr. SC) -
         233,084.326 shares at $12.92 per share (cost $3,486,680)                                         3,011,449
       Fidelity VIP Asset Manager Portfolio, Service Class 2 (Asset Mgr. SC2) -
         244,556.268 shares at $12.79 per share (cost $3,445,730)                                         3,127,875
       Fidelity VIP Investment Grade Bond Portfolio, Initial Class (Inv. Bond IC) -
         1,748,142.293 shares at $12.48 per share (cost $21,795,474)                                     21,816,816
       Fidelity VIP Investment Grade Bond Portfolio, Service Class 2 (Inv. Bond SC2) -
         2,003,067.468 shares at $12.26 per share (cost $24,776,812)                                     24,557,607
       Fidelity VIP Contrafund Portfolio, Initial Class (Contrafund IC) -
         1,245,189.559 shares at $20.62 per share (cost $28,762,622)                                     25,675,809
       Fidelity VIP Contrafund Portfolio, Service Class (Contrafund SC) -
         380,025.958 shares at $20.55 per share (cost $9,835,852)                                         7,809,533
       Fidelity VIP Contrafund Portfolio, Service Class 2 (Contrafund SC2) -
         1,580,243.067 shares at $20.29 per share (cost $41,675,009)                                     32,063,132

The accompanying notes are an integral part of these financial statements.

                                      FS-2

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2009

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

    Fidelity Variable Insurance Products (Fidelity), continued:
    -----------------------------------------------------------
       Fidelity VIP Asset Manager: Growth Portfolio, Initial Class (Asset Mgr. Gr. IC) -
         161,297.037 shares at $12.66 per share (cost $2,168,571)                                $        2,042,020
       Fidelity VIP Asset Manager: Growth Portfolio, Service Class (Asset Mgr. Gr. SC) -
         40,442.669 shares at $12.58 per share (cost $555,614)                                              508,769
       Fidelity VIP Asset Manager: Growth Portfolio, Service Class 2 (Asset Mgr. Gr. SC2) -
         70,309.416 shares at $12.51 per share (cost $962,094)                                              879,571
       Fidelity VIP Mid Cap Portfolio, Service Class 2 (Mid Cap SC2) -
         573,792.999 shares at $25.10 per share (cost $12,074,018)                                       14,402,204
    The Alger American Fund (Alger):
    --------------------------------
       Alger Balanced Portfolio, Class O (Balanced) -
         1,172,382.526 shares at $10.79 per share (cost $14,943,795)                                     12,650,007
    MFS Variable Insurance Trust (MFS):
    -----------------------------------
       MFS VIT Strategic Income Series Portfolio, Initial Class (Strategic Inc.) -
         1,320,241.797 shares at $9.68 per share (cost $12,890,598)                                      12,779,941
       MFS VIT Utilities Series Portfolio, Initial Class (Utilities) -
         1,685,132.001 shares at $22.92 per share (cost $37,853,908)                                     38,623,225
       MFS VIT New Discovery Series Portfolio, Initial Class (New Discovery) -
         477,604.790 shares at $13.43 per share (cost $6,097,077)                                         6,414,232
       MFS VIT Research International Series Portfolio, Initial Class (Research) -
         3,786,995.694 shares at $11.40 per share (cost $46,699,753)                                     43,171,751
       MFS VIT Total Return Series Portfolio, Initial Class (Total Return) -
         113,859.709 shares at $17.48 per share (cost $1,831,616)                                         1,990,268
    The Universal Institutional Funds, Inc. (Van Kampen):
    -----------------------------------------------------
       UIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
         2,469,276.436 shares at $13.01 per share (cost $34,340,000)                                     32,125,286
       UIF Global Value Equity Portfolio, Class I (Global Value) -
         1,067,014.183 shares at $7.24 per share (cost $12,171,292)                                       7,725,183
       UIF International Magnum Portfolio, Class I (Intl. Magnum) -
         638,996.042 shares at $8.81 per share (cost $7,293,442)                                          5,629,555
       UIF U.S. Real Estate Portfolio, Class I (U.S. Real Estate) -
         1,668,864.623 shares at $10.15 per share (cost $22,445,600)                                     16,938,976
    Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas):
    -------------------------------------------------------------
       Ameritas Core Strategies Portfolio (Core Strat.) -
         5,354,429.980 shares at $16.45 per share (cost $89,431,361)                                     88,080,373
       Ameritas MidCap Growth Portfolio (MidCap) -
         1,051,717.913 shares at $22.14 per share (cost $29,980,933)                                     23,285,035
       Ameritas Money Market Portfolio (Money Market) -
         64,195,917.267 shares at $1.00 per share (cost $64,195,917)             $    64,195,917
           Dividends Receivable                                                            1,362
                                                                                ----------------
             Total                                                                                       64,197,279
The accompanying notes are an integral part of these financial statements.

                                      FS-3

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2009

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

    Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas), continued:
    ------------------------------------------------------------------------
       Ameritas Small Capitalization Portfolio (Small Cap) -
         668,741.438 shares at $31.76 per share (cost $17,412,514)                               $       21,239,228
       Ameritas Small Company Equity Portfolio (Small Co. Equity) -
         472,507.018 shares at $15.57 per share (cost $9,707,165)                                         7,356,934
       Ameritas MidCap Value Portfolio (Focused MidCap) -
         1,061,686.373 shares at $13.56 per share (cost $19,189,464)                                     14,396,467
    Calvert Variable Series, Inc. Calvert Portfolios (Calvert):
    -----------------------------------------------------------
       Social Balanced Portfolio (Balanced) -
         3,079,564.533 shares at $1.533 per share (cost $5,507,789)                                       4,720,972
       Social International Equity Portfolio (Intl. Equity) -
         504,319.747 shares at $11.03 per share (cost $8,000,304)                                         5,562,647
       CVS Social Mid Cap Growth Portfolio (Mid Cap) -
         144,319.918 shares at $25.07 per share (cost $4,091,463)                                         3,618,100
       Social Equity Portfolio (Equity) -
         291,228.890 shares at $16.51 per share (cost $4,702,430)                                         4,808,189
       Income Portfolio (Income) -
         1,987,166.884 shares at $15.34 per share (cost $31,564,492)                                     30,483,140
    American Century Investments (American Century):
    ------------------------------------------------
       American Century VP Income & Growth Fund Portfolio, Class I (Income & Growth) -
         2,356,050.994 shares at $5.38 per share (cost $15,107,643)                                      12,675,554
       American Century VP Mid Cap Value Fund Portfolio, Class I (Mid Cap Value) -
         94,555.017 shares at $12.12 per share (cost $990,081)                                            1,146,007
    AIM Variable Insurance Funds (AIM):
    -----------------------------------
       AIM V.I. Dynamics Fund Portfolio, Series I (Dynamics) -
         202,015.395 shares at $14.23 per share (cost $2,794,615)                                         2,874,679
       AIM V.I. International Growth Fund Portfolio, Series I (Intl. Growth) -
         67,010.994 shares at $26.01 per share (cost $1,455,452)                                          1,742,956
       AIM V.I. Global Real Estate Fund Portfolio, Series I (Global) -
         1,271,375.517 shares at $12.14 per share (cost $12,132,423)                                     15,434,499
    Summit Mutual Funds Inc. Summit Pinnacle Series (Summit):
    ---------------------------------------------------------
       Summit S&P MidCap 400 Index Portfolio - Class I (S&P MidCap) -
         166,846.193 shares at $54.66 per share (cost $9,261,680)                                         9,119,813
       Summit Russell 2000 Small Cap Index Portfolio - Class I (Russell Small Cap) -
         94,003.107 shares at $50.19 per share (cost $4,946,556)                                          4,718,016
       Summit Nasdaq-100 Index Portfolio (Nasdaq-100 Index) -
         233,076.007 shares at $25.51 per share (cost $5,156,666)                                         5,945,769
       Summit EAFE International Index Portfolio - Class I (EAFE Intl.) -
         8,603.816 shares at $70.89 per share (cost $596,823)                                               609,925


The accompanying notes are an integral part of these financial statements.

                                      FS-4

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2009

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

    Summit Mutual Funds Inc. Summit Pinnacle Series (Summit), continued:
    --------------------------------------------------------------------
       Summit Inflation Protected Plus Portfolio (Inflation) -
         426,040.389 shares at $53.29 per share (cost $22,479,617)                               $       22,703,692
       Summit Lifestyle ETF Market Strategy Aggressive Portfolio (Aggressive) -
         6,317.015 shares at $43.28 per share (cost $230,325)                                               273,400
       Summit Lifestyle ETF Market Strategy Conservative Portfolio (Conservative) -
         27,477.242 shares at $48.43 per share (cost $1,248,233)                                          1,330,723
       Summit Lifestyle ETF Market Strategy Target Portfolio (Target) -
         8,777.227 shares at $44.46 per share (cost $334,397)                                               390,236
       Summit Natural Resources Portfolio (Natural Resources) -
         58,478.984 shares at $47.61 per share (cost $2,922,250)                                          2,784,184
       Summit S&P 500 Index Portfolio (S&P 500) -
         436,536.077 shares at $71.52 per share (cost $25,595,029)                                       31,221,060
       Summit Zenith Portfolio (Zenith) -
         1,625,053.212 shares at $60.76 per share (cost $79,108,396)                                     98,738,233
    Third Avenue Variable Series Trust (Third Avenue):
    --------------------------------------------------
       Third Avenue Value Portfolio (Value) -
         3,246,868.968 shares at $13.53 per share (cost $60,792,527)                                     43,930,137
    Dreyfus Investment Portfolios (Dreyfus):
    ----------------------------------------
       Dreyfus MidCap Stock Portfolio, Service Shares (MidCap) -
         242,466.756 shares at $10.46 per share (cost $3,579,254)                                         2,536,202
    DWS Variable Series II (Scudder):
    ---------------------------------
       DWS Dreman Small Mid Value VIP Portfolio, Class A (Small Mid Value) -
         1,620,154.078 shares at $10.04 per share (cost $15,316,863)                                     16,266,347
       DWS Global Thematic VIP Portfolio, Class A (Thematic) -
         49,363.134 shares at $8.24 per share (cost $393,352)                                               406,752
    Neuberger Berman Advisers Management Trust (Neuberger Berman):
    --------------------------------------------------------------
       Neuberger Berman AMT Regency Portfolio, Class I (Regency) -
         45,570.057 shares at $12.26 per share (cost $436,583)                                              558,689
    T. Rowe Price Equity Series, Inc. (T. Rowe):
    --------------------------------------------
       T. Rowe Price Blue Chip Growth Portfolio-II (Blue Chip) -
         6,184,606.446 shares at $9.50 per share (cost $57,916,973)                                      58,753,761
    PIMCO Variable Insurance Trust (Pimco):
    ---------------------------------------
       PIMCO Total Return Portfolio, Administrative Class (Total Return) -
         5,994,493.459 shares at $10.82 per share (cost $64,652,874)                                     64,860,419
                                                                                                --------------------


    NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                               $    1,152,294,183
                                                                                                ====================

The accompanying notes are an integral part of these financial statements.

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------
                                                                                 Equity-Income
                                                                                      IC
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $        531,707
   Mortality and expense risk charge                                                   (312,837)
                                                                              ------------------
Net investment income(loss)                                                             218,870
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                    (2,666,014)
                                                                              ------------------
Net realized gain(loss)                                                              (2,666,014)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                        8,384,018
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $      5,936,874
                                                                              ==================


                                                                                        Equity-Income IC
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        218,870   $        371,610
   Net realized gain(loss)                                                           (2,666,014)        (1,196,348)
   Net change in unrealized appreciation/depreciation                                 8,384,018        (20,517,782)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    5,936,874        (21,342,520)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  274,085            685,752
   Subaccounts transfers (including fixed account), net                              (1,351,972)        (5,917,773)
   Transfers for policyowner benefits and terminations                               (3,111,735)        (7,172,197)
   Policyowner maintenance charges                                                      (67,579)           (98,143)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 (4,257,201)       (12,502,361)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                1,679,673        (33,844,881)
Net assets at beginning of period                                                    24,653,422         58,498,303
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     26,333,095   $     24,653,422
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                      FS-6

                                                      Fidelity
--------------------------------------------------------------------------------------------------------------------
   Equity-Income                          Equity-Income
        SC                                     SC2                                 Growth IC
-------------------                    -------------------                    -------------------

       2009                                   2009                                   2009
-------------------                    -------------------                    -------------------

 $         89,996                       $        296,048                       $         70,191
          (40,794)                              (116,613)                              (216,920)
-------------------                    -------------------                    -------------------
           49,202                                179,435                               (146,729)
-------------------                    -------------------                    -------------------


             ----                                   ----                                 13,936
         (943,083)                            (2,185,463)                              (735,394)
-------------------                    -------------------                    -------------------
         (943,083)                            (2,185,463)                              (721,458)
-------------------                    -------------------                    -------------------

        1,977,095                              5,697,943                              4,816,449
-------------------                    -------------------                    -------------------


 $      1,083,214                       $      3,691,915                       $      3,948,262
===================                    ===================                    ===================


          Equity-Income SC                       Equity-Income SC2                          Growth IC
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009               2008                2009               2008
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $         49,202    $         69,923   $        179,435   $        189,546    $       (146,729)  $       (161,529)
         (943,083)         (1,176,000)        (2,185,463)        (5,864,498)           (721,458)         1,372,125
        1,977,095          (3,574,017)         5,697,943        (10,304,470)          4,816,449        (18,081,838)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

        1,083,214          (4,680,094)         3,691,915        (15,979,422)          3,948,262        (16,871,242)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


              835              24,050            395,749          2,098,404             235,828            444,726
         (296,396)         (4,701,953)        (1,497,872)       (30,908,524)         (1,287,741)        (1,473,922)
         (718,397)         (2,541,417)        (1,237,784)        (3,646,442)         (2,069,276)        (4,607,691)
           (1,389)             (2,396)           (37,555)           (98,911)            (57,801)           (81,809)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
       (1,015,347)         (7,221,716)        (2,377,462)       (32,555,473)         (3,178,990)        (5,718,696)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

           67,867         (11,901,810)         1,314,453        (48,534,895)            769,272        (22,589,938)
        4,583,534          16,485,344         14,989,284         63,524,179          16,962,969         39,552,907
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      4,651,401    $      4,583,534   $     16,303,737   $     14,989,284    $     17,732,241   $     16,962,969
=================== ================== =================== ================== =================== ==================

                                      FS-7

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                  Growth SC
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $         11,031
   Mortality and expense risk charge                                                    (34,000)
                                                                              ------------------
Net investment income(loss)                                                             (22,969)
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                        2,934
   Net realized gain(loss) on sale of fund shares                                      (760,107)
                                                                              ------------------
Net realized gain(loss)                                                                (757,173)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                        1,599,058
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        818,916
                                                                              ==================


                                                                                            Growth SC
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        (22,969)  $        (26,257)
   Net realized gain(loss)                                                             (757,173)          (339,594)
   Net change in unrealized appreciation/depreciation                                 1,599,058         (3,740,472)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      818,916         (4,106,323)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   11,416             13,952
   Subaccounts transfers (including fixed account), net                                (356,327)        (1,128,412)
   Transfers for policyowner benefits and terminations                                 (610,117)        (1,772,038)
   Policyowner maintenance charges                                                       (1,396)            (2,052)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                   (956,424)        (2,888,550)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                 (137,508)        (6,994,873)
Net assets at beginning of period                                                     3,780,351         10,775,224
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      3,642,843   $      3,780,351
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                      FS-8

                                                     Fidelity
--------------------------------------------------------------------------------------------------------------------
                                         High Income                             High Income
    Growth SC2                                 IC                                     SC
-------------------                    -------------------                    -------------------

       2009                                   2009                                   2009
-------------------                    -------------------                    -------------------

 $         13,330                       $        756,959                       $        308,623
          (53,735)                              (122,294)                               (37,947)
-------------------                    -------------------                    -------------------
          (40,405)                               634,665                                270,676
-------------------                    -------------------                    -------------------


            5,940                                   ----                                   ----
         (516,753)                              (736,973)                              (323,825)
-------------------                    -------------------                    -------------------
         (510,813)                              (736,973)                              (323,825)
-------------------                    -------------------                    -------------------

        2,147,284                              3,294,150                              1,449,709
-------------------                    -------------------                    -------------------


 $      1,596,066                       $      3,191,842                       $      1,396,560
===================                    ===================                    ===================


             Growth SC2                           High Income IC                         High Income SC
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009               2008                2009               2008
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $        (40,405)   $        (32,188)  $        634,665   $        579,883    $        270,676   $        301,391
         (510,813)            375,022           (736,973)          (466,865)           (323,825)          (291,819)
        2,147,284          (7,308,572)         3,294,150         (2,454,267)          1,449,709         (1,200,051)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

        1,596,066          (6,965,738)         3,191,842         (2,341,249)          1,396,560         (1,190,479)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          105,344             225,898            131,857            140,014               1,580              3,663
         (435,952)         (1,685,159)         1,883,774            963,387             444,211            793,188
         (611,948)         (1,164,807)        (1,746,998)        (1,396,916)           (820,006)          (912,747)
          (16,016)            (27,155)           (20,472)           (19,127)             (1,038)              (953)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
         (958,572)         (2,651,223)           248,161           (312,642)           (375,253)          (116,849)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          637,494          (9,616,961)         3,440,003         (2,653,891)          1,021,307         (1,307,328)
        6,896,381          16,513,342          7,168,959          9,822,850           3,348,534          4,655,862
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      7,533,875    $      6,896,381   $     10,608,962   $      7,168,959    $      4,369,841   $      3,348,534
=================== ================== =================== ================== =================== ==================

                                      FS-9

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------
                                                                                  High Income
                                                                                     SC2
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $      2,549,742
   Mortality and expense risk charge                                                   (221,392)
                                                                              ------------------
Net investment income(loss)                                                           2,328,350
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                      (777,392)
                                                                              ------------------
Net realized gain(loss)                                                                (777,392)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                        7,904,922
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $      9,455,880
                                                                              ==================


                                                                                         High Income SC2
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $      2,328,350   $      2,003,398
   Net realized gain(loss)                                                             (777,392)          (867,123)
   Net change in unrealized appreciation/depreciation                                 7,904,922         (7,892,137)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    9,455,880         (6,755,862)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                5,413,764          2,003,221
   Subaccounts transfers (including fixed account), net                               4,354,385         10,352,840
   Transfers for policyowner benefits and terminations                               (3,256,027)        (1,762,857)
   Policyowner maintenance charges                                                     (122,956)           (64,165)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                  6,389,166         10,529,039
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               15,845,046          3,773,177
Net assets at beginning of period                                                    20,356,057         16,582,880
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     36,201,103   $     20,356,057
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-10

                                                     Fidelity
--------------------------------------------------------------------------------------------------------------------

   Overseas IC                            Overseas SC                            Overseas SC2
-------------------                    -------------------                    -------------------

       2009                                   2009                                   2009
-------------------                    -------------------                    -------------------

 $        190,102                       $         50,620                       $        205,052
         (122,081)                               (26,060)                               (85,282)
-------------------                    -------------------                    -------------------
           68,021                                 24,560                                119,770
-------------------                    -------------------                    -------------------


           29,905                                  8,906                                 34,339
         (753,361)                              (681,885)                            (1,108,057)
-------------------                    -------------------                    -------------------
         (723,456)                              (672,979)                            (1,073,718)
-------------------                    -------------------                    -------------------

        2,675,549                              1,193,067                              3,475,365
-------------------                    -------------------                    -------------------


 $      2,020,114                       $        544,648                       $      2,521,417
===================                    ===================                    ===================


             Overseas IC                            Overseas SC                           Overseas SC2
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009               2008                2009               2008
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $         68,021    $        158,952   $         24,560   $         61,133    $        119,770   $        188,763
         (723,456)          3,176,604           (672,979)           977,704          (1,073,718)         3,576,895
        2,675,549         (12,576,278)         1,193,067         (4,356,019)          3,475,365        (13,654,132)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

        2,020,114          (9,240,722)           544,648         (3,317,182)          2,521,417         (9,888,474)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          139,428             294,828              7,060             53,154             887,128          1,617,101
         (774,024)         (3,646,644)          (523,791)        (2,896,689)           (719,116)       (15,466,113)
       (1,374,496)         (2,707,484)          (509,561)        (1,307,059)           (986,148)        (1,807,574)
          (25,725)            (40,194)              (763)            (1,369)            (23,463)           (57,479)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
       (2,034,817)         (6,099,494)        (1,027,055)        (4,151,963)           (841,599)       (15,714,065)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          (14,703)        (15,340,216)          (482,407)        (7,469,145)          1,679,818        (25,602,539)
       10,015,819          25,356,035          3,281,969         10,751,114          10,411,812         36,014,351
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $     10,001,116    $     10,015,819   $      2,799,562   $      3,281,969    $     12,091,630   $     10,411,812
=================== ================== =================== ================== =================== ==================

                                     FS-11

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                Asset Mgr. IC
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $        417,828
   Mortality and expense risk charge                                                   (235,054)
                                                                              ------------------
Net investment income(loss)                                                             182,774
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       29,082
   Net realized gain(loss) on sale of fund shares                                    (1,694,576)
                                                                              ------------------
Net realized gain(loss)                                                              (1,665,494)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                        5,870,959
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $      4,388,239
                                                                              ==================


                                                                                          Asset Mgr. IC
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        182,774   $        311,709
   Net realized gain(loss)                                                           (1,665,494)         2,081,973
   Net change in unrealized appreciation/depreciation                                 5,870,959        (10,895,474)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    4,388,239         (8,501,792)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   97,500            177,405
   Subaccounts transfers (including fixed account), net                              (1,691,766)          (722,159)
   Transfers for policyowner benefits and terminations                               (2,240,740)        (3,673,576)
   Policyowner maintenance charges                                                      (62,181)           (78,200)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 (3,897,187)        (4,296,530)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  491,052        (12,798,322)
Net assets at beginning of period                                                    18,821,099         31,619,421
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     19,312,151   $     18,821,099
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-12

                                                     Fidelity
--------------------------------------------------------------------------------------------------------------------
                                            Asset Mgr.
   Asset Mgr. SC                               SC2                               Inv. Bond IC
-------------------                    -------------------                    -------------------

       2009                                   2009                                   2009
-------------------                    -------------------                    -------------------

 $         62,110                       $         61,518                       $      2,078,644
          (26,261)                               (23,222)                              (287,092)
-------------------                    -------------------                    -------------------
           35,849                                 38,296                              1,791,552
-------------------                    -------------------                    -------------------


            4,575                                  4,798                                 89,255
         (268,814)                              (403,936)                              (301,072)
-------------------                    -------------------                    -------------------
         (264,239)                              (399,138)                              (211,817)
-------------------                    -------------------                    -------------------

          889,589                              1,019,121                              1,643,369
-------------------                    -------------------                    -------------------


 $        661,199                       $        658,279                       $      3,223,104
===================                    ===================                    ===================


            Asset Mgr. SC                         Asset Mgr. SC2                          Inv. Bond IC
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009               2008                2009               2008
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $         35,849    $         51,527   $         38,296   $         71,527    $      1,791,552   $      1,089,236
         (264,239)            268,535           (399,138)           305,004            (211,817)          (471,472)
          889,589          (1,657,078)         1,019,121         (1,821,975)          1,643,369         (2,050,111)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          661,199          (1,337,016)           658,279         (1,445,444)          3,223,104         (1,432,347)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


              198               3,038             27,274            161,477             189,422            320,030
          126,559            (192,666)          (336,591)           584,384          (1,614,293)        (1,642,135)
         (537,679)         (1,386,210)          (487,873)          (320,256)         (5,154,258)        (7,191,907)
             (873)             (1,115)            (4,438)            (5,254)            (37,793)           (42,008)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
         (411,795)         (1,576,953)          (801,628)           420,351          (6,616,922)        (8,556,020)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          249,404          (2,913,969)          (143,349)        (1,025,093)         (3,393,818)        (9,988,367)
        2,762,045           5,676,014          3,271,224          4,296,317          25,210,634         35,199,001
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      3,011,449    $      2,762,045   $      3,127,875   $      3,271,224    $     21,816,816   $     25,210,634
=================== ================== =================== ================== =================== ==================

                                     FS-13

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              ------------------------------------

                                                                                Inv. Bond SC2
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $      2,842,620
   Mortality and expense risk charge                                                   (248,695)
                                                                              ------------------
Net investment income(loss)                                                           2,593,925
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      119,268
   Net realized gain(loss) on sale of fund shares                                    (1,133,861)
                                                                              ------------------
Net realized gain(loss)                                                              (1,014,593)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                        2,699,559
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $      4,278,891
                                                                              ==================


                                                                                          Inv. Bond SC2
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $      2,593,925   $      1,506,426
   Net realized gain(loss)                                                           (1,014,593)          (759,546)
   Net change in unrealized appreciation/depreciation                                 2,699,559         (2,859,976)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    4,278,891         (2,113,096)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                1,713,438          3,166,459
   Subaccounts transfers (including fixed account), net                             (16,577,099)           746,035
   Transfers for policyowner benefits and terminations                               (3,862,112)        (5,430,114)
   Policyowner maintenance charges                                                      (91,219)          (123,878)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                (18,816,992)        (1,641,498)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                              (14,538,101)        (3,754,594)
Net assets at beginning of period                                                    39,095,708         42,850,302
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     24,557,607   $     39,095,708
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-14

                                                    Fidelity
--------------------------------------------------------------------------------------------------------------------
    Contrafund                             Contrafund                           Contrafund
        IC                                     SC                                    SC2
-------------------                    -------------------                    -------------------

       2009                                   2009                                   2009
-------------------                    -------------------                    -------------------

 $        313,808                       $         89,876                       $        326,574
         (315,954)                               (72,992)                              (223,316)
-------------------                    -------------------                    -------------------
           (2,146)                                16,884                                103,258
-------------------                    -------------------                    -------------------


            6,198                                  1,888                                  7,914
       (2,255,430)                            (1,903,391)                            (3,057,164)
-------------------                    -------------------                    -------------------
       (2,249,232)                            (1,901,503)                            (3,049,250)
-------------------                    -------------------                    -------------------

        9,045,435                              4,072,146                             11,389,379
-------------------                    -------------------                    -------------------


 $      6,794,057                       $      2,187,527                       $      8,443,387
===================                    ===================                    ===================


            Contrafund IC                          Contrafund SC                         Contrafund SC2
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009               2008                2009               2008
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $         (2,146)   $       (197,942)  $         16,884   $        (41,078)   $        103,258   $       (115,667)
       (2,249,232)            510,584         (1,901,503)          (850,079)         (3,049,250)        (4,858,104)
        9,045,435         (21,325,922)         4,072,146         (7,044,729)         11,389,379        (18,766,727)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

        6,794,057         (21,013,280)         2,187,527         (7,935,886)          8,443,387        (23,740,498)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          359,609             753,833             13,452             24,231           1,959,242          2,872,130
       (2,169,209)         (5,954,998)        (1,090,461)        (5,035,607)         (1,822,389)       (26,480,913)
       (3,092,260)         (6,714,619)        (1,670,662)        (3,483,400)         (2,602,457)        (4,684,074)
          (57,804)            (79,863)            (2,628)            (3,955)            (64,740)          (133,061)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
       (4,959,664)        (11,995,647)        (2,750,299)        (8,498,731)         (2,530,344)       (28,425,918)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

        1,834,393         (33,008,927)          (562,772)       (16,434,617)          5,913,043        (52,166,416)
       23,841,416          56,850,343          8,372,305         24,806,922          26,150,089         78,316,505
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $     25,675,809    $     23,841,416   $      7,809,533   $      8,372,305    $     32,063,132   $     26,150,089
=================== ================== =================== ================== =================== ==================

                                     FS-15

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------
                                                                                 Asset Mgr. Gr.
                                                                                      IC
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $         28,514
   Mortality and expense risk charge                                                    (25,793)
                                                                              ------------------
Net investment income(loss)                                                               2,721
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                        3,681
   Net realized gain(loss) on sale of fund shares                                      (113,923)
                                                                              ------------------
Net realized gain(loss)                                                                (110,242)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          620,212
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        512,691
                                                                              ==================


                                                                                        Asset Mgr. Gr. IC
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $          2,721   $          8,945
   Net realized gain(loss)                                                             (110,242)            13,751
   Net change in unrealized appreciation/depreciation                                   620,212         (1,268,892)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      512,691         (1,246,196)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   22,471             68,865
   Subaccounts transfers (including fixed account), net                                (111,753)           (83,724)
   Transfers for policyowner benefits and terminations                                 (277,304)          (540,641)
   Policyowner maintenance charges                                                       (4,702)            (5,578)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                   (371,288)          (561,078)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  141,403         (1,807,274)
Net assets at beginning of period                                                     1,900,617          3,707,891
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      2,042,020   $      1,900,617
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-16

                                                    Fidelity
--------------------------------------------------------------------------------------------------------------------
   Asset Mgr. Gr.                         Asset Mgr. Gr.
        SC                                     SC2                                 Mid Cap SC2
-------------------                    -------------------                    -------------------

       2009                                   2009                                   2009
-------------------                    -------------------                    -------------------

 $          6,800                       $         10,504                       $         49,042
           (4,817)                                (7,507)                               (57,296)
-------------------                    -------------------                    -------------------
            1,983                                  2,997                                 (8,254)
-------------------                    -------------------                    -------------------


              932                                  1,596                                 64,826
          (74,654)                              (277,746)                                19,946
-------------------                    -------------------                    -------------------
          (73,722)                              (276,150)                                84,772
-------------------                    -------------------                    -------------------

          212,463                                492,855                              2,328,186
-------------------                    -------------------                    -------------------


 $        140,724                       $        219,702                       $      2,404,704
===================                    ===================                    ===================


          Asset Mgr. Gr. SC                     Asset Mgr. Gr. SC2                         Mid Cap SC2
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009               2008               2009                2008
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $          1,983    $          5,980   $          2,997   $         14,964    $         (8,254)  $           ----
          (73,722)            (37,823)          (276,150)            27,634              84,772               ----
          212,463            (336,969)           492,855           (702,510)          2,328,186               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          140,724            (368,812)           219,702           (659,912)          2,404,704               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


             ----                  65              3,207            124,332           1,919,172               ----
           19,340             (41,508)          (487,917)           275,508          10,500,394               ----
         (199,373)           (202,862)           (54,567)          (197,652)           (388,096)              ----
             (216)               (272)            (1,207)            (1,930)            (33,970)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
         (180,249)           (244,577)          (540,484)           200,258          11,997,500               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          (39,525)           (613,389)          (320,782)          (459,654)         14,402,204               ----
          548,294           1,161,683          1,200,353          1,660,007                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $        508,769    $        548,294   $        879,571   $      1,200,353    $     14,402,204   $           ----
=================== ================== =================== ================== =================== ==================

                                     FS-17

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                              Alger
                                                                              --------------------------------------

                                                                                  Balanced
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $        376,359
   Mortality and expense risk charge                                                   (125,701)
                                                                              ------------------
Net investment income(loss)                                                             250,658
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                    (1,095,492)
                                                                              ------------------
Net realized gain(loss)                                                              (1,095,492)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                        3,690,985
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $      2,846,151
                                                                              ==================


                                                                                            Balanced
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        250,658   $        273,187
   Net realized gain(loss)                                                           (1,095,492)         1,455,449
   Net change in unrealized appreciation/depreciation                                 3,690,985         (8,114,938)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    2,846,151         (6,386,302)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  152,832            297,161
   Subaccounts transfers (including fixed account), net                                (531,104)        (1,258,238)
   Transfers for policyowner benefits and terminations                               (1,619,146)        (3,517,005)
   Policyowner maintenance charges                                                      (23,835)           (30,846)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 (2,021,253)        (4,508,928)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  824,898        (10,895,230)
Net assets at beginning of period                                                    11,825,109         22,720,339
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     12,650,007   $     11,825,109
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-18

                                                       MFS
--------------------------------------------------------------------------------------------------------------------
                                                                                     New
  Strategic Inc.                           Utilities                              Discovery
-------------------                    -------------------                    -------------------

       2009                                   2009                                   2009
-------------------                    -------------------                    -------------------

 $      1,022,314                       $      1,706,350                       $           ----
         (105,634)                              (352,258)                               (52,352)
-------------------                    -------------------                    -------------------
          916,680                              1,354,092                                (52,352)
-------------------                    -------------------                    -------------------


             ----                                   ----                                   ----
         (403,068)                            (1,886,173)                              (763,358)
-------------------                    -------------------                    -------------------
         (403,068)                            (1,886,173)                              (763,358)
-------------------                    -------------------                    -------------------

        1,757,778                             10,057,310                              3,244,700
-------------------                    -------------------                    -------------------


 $      2,271,390                       $      9,525,229                       $      2,428,990
===================                    ===================                    ===================


           Strategic Inc.                            Utilities                            New Discovery
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009               2008               2009                2008
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $        916,680    $        993,968   $      1,354,092   $        307,312    $        (52,352)  $        (69,595)
         (403,068)           (655,923)        (1,886,173)        11,648,647            (763,358)         1,125,680
        1,757,778          (1,896,692)        10,057,310        (36,236,287)          3,244,700         (4,302,435)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

        2,271,390          (1,558,647)         9,525,229        (24,280,328)          2,428,990         (3,246,350)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          828,005             816,010          1,710,889          1,530,582             164,066            110,070
        1,599,240          (5,831,484)        (2,132,892)        (6,064,263)             32,521            (53,615)
       (1,434,280)         (2,156,567)        (4,954,666)       (10,049,961)           (758,081)          (900,537)
          (19,322)            (27,810)           (68,223)           (94,037)            (12,299)           (13,994)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
          973,643          (7,199,851)        (5,444,892)       (14,677,679)           (573,793)          (858,076)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

        3,245,033          (8,758,498)         4,080,337        (38,958,007)          1,855,197         (4,104,426)
        9,534,908          18,293,406         34,542,888         73,500,895           4,559,035          8,663,461
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $     12,779,941    $      9,534,908   $     38,623,225   $     34,542,888    $      6,414,232   $      4,559,035
=================== ================== =================== ================== =================== ==================

                                     FS-19

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                               MFS
                                                                              --------------------------------------

                                                                                  Research
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $        670,976
   Mortality and expense risk charge                                                   (303,249)
                                                                              ------------------
Net investment income(loss)                                                             367,727
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                    (2,478,707)
                                                                              ------------------
Net realized gain(loss)                                                              (2,478,707)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                       12,408,343
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $     10,297,363
                                                                              ==================


                                                                                            Research
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        367,727   $       (156,407)
   Net realized gain(loss)                                                           (2,478,707)          (247,653)
   Net change in unrealized appreciation/depreciation                                12,408,343        (15,936,346)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   10,297,363        (16,340,406)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                6,959,624          2,802,538
   Subaccounts transfers (including fixed account), net                              (3,999,085)        47,398,585
   Transfers for policyowner benefits and terminations                               (2,425,905)        (1,292,641)
   Policyowner maintenance charges                                                     (165,302)           (63,020)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    369,332         48,845,462
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               10,666,695         32,505,056
Net assets at beginning of period                                                    32,505,056               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     43,171,751   $     32,505,056
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-20

                 MFS                                                    Van Kampen
-------------------------------------- -----------------------------------------------------------------------------
                                            Emerging
   Total Return                              Markets                             Global Value
-------------------                    -------------------                    -------------------

       2009                                   2009                                   2009
-------------------                    -------------------                    -------------------

 $         32,993                       $           ----                       $        545,976
          (13,015)                              (231,892)                               (73,906)
-------------------                    -------------------                    -------------------
           19,978                               (231,892)                               472,070
-------------------                    -------------------                    -------------------


             ----                                   ----                                   ----
             (792)                            (2,752,441)                            (1,405,033)
-------------------                    -------------------                    -------------------
             (792)                            (2,752,441)                            (1,405,033)
-------------------                    -------------------                    -------------------

          275,532                             15,825,886                              1,938,242
-------------------                    -------------------                    -------------------


 $        294,718                       $     12,841,553                       $      1,005,279
===================                    ===================                    ===================


            Total Return                         Emerging Markets                         Global Value
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009               2008               2009                2008
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $         19,978    $         (3,275)  $       (231,892)  $       (318,031)   $        472,070   $        204,205
             (792)            (28,015)        (2,752,441)         9,853,324          (1,405,033)         3,194,610
          275,532            (116,882)        15,825,886        (34,046,779)          1,938,242         (9,687,657)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          294,718            (148,172)        12,841,553        (24,511,486)          1,005,279         (6,288,842)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          341,081               8,930          2,434,009          1,689,083             131,192            184,922
          654,602             957,475           (448,883)         2,169,156            (410,106)          (840,622)
          (91,022)            (23,727)        (2,514,489)        (4,036,312)         (1,167,334)        (1,845,347)
           (2,528)             (1,089)           (81,632)           (74,781)            (14,479)           (21,752)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
          902,133             941,589           (610,995)          (252,854)         (1,460,727)        (2,522,799)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

        1,196,851             793,417         12,230,558        (24,764,340)           (455,448)        (8,811,641)
          793,417                ----         19,894,728         44,659,068           8,180,631         16,992,272
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      1,990,268    $        793,417   $     32,125,286   $     19,894,728    $      7,725,183   $      8,180,631
=================== ================== =================== ================== =================== ==================

                                     FS-21

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Van Kampen
                                                                              --------------------------------------

                                                                                Intl. Magnum
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $        159,553
   Mortality and expense risk charge                                                    (51,623)
                                                                              ------------------
Net investment income(loss)                                                             107,930
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                    (1,013,824)
                                                                              ------------------
Net realized gain(loss)                                                              (1,013,824)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                        2,350,696
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $      1,444,802
                                                                              ==================


                                                                                          Intl. Magnum
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        107,930   $        199,436
   Net realized gain(loss)                                                           (1,013,824)           879,304
   Net change in unrealized appreciation/depreciation                                 2,350,696         (6,088,489)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    1,444,802         (5,009,749)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  112,503            146,875
   Subaccounts transfers (including fixed account), net                                 (82,345)        (1,282,351)
   Transfers for policyowner benefits and terminations                               (1,310,983)        (1,309,247)
   Policyowner maintenance charges                                                      (11,192)           (16,922)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 (1,292,017)        (2,461,645)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  152,785         (7,471,394)
Net assets at beginning of period                                                     5,476,770         12,948,164
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      5,629,555   $      5,476,770
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-22

             Van Kampen                                                  Ameritas
-------------------------------------- -----------------------------------------------------------------------------
     U.S. Real
      Estate                               Core Strat.                               MidCap
-------------------                    -------------------                    -------------------

       2009                                   2009                                   2009
-------------------                    -------------------                    -------------------

 $        531,072                       $      1,004,728                       $           ----
         (157,730)                              (634,250)                              (240,408)
-------------------                    -------------------                    -------------------
          373,342                                370,478                               (240,408)
-------------------                    -------------------                    -------------------


             ----                                   ----                                   ----
      (10,517,528)                            (1,615,128)                            (6,816,435)
-------------------                    -------------------                    -------------------
      (10,517,528)                            (1,615,128)                            (6,816,435)
-------------------                    -------------------                    -------------------

       13,544,093                             26,421,115                             16,151,767
-------------------                    -------------------                    -------------------


 $      3,399,907                       $     25,176,465                       $      9,094,924
===================                    ===================                    ===================


          U.S. Real Estate                          Core Strat.                              MidCap
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009               2008               2009                2008
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $        373,342    $        706,900   $        370,478   $        (19,864)   $       (240,408)  $       (437,002)
      (10,517,528)          9,615,490         (1,615,128)         1,675,295          (6,816,435)         1,604,144
       13,544,093         (22,347,067)        26,421,115        (37,812,437)         16,151,767        (32,608,396)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

        3,399,907         (12,024,677)        25,176,465        (36,157,006)          9,094,924        (31,441,254)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


        1,525,054           1,864,154         10,795,745          5,513,776             544,051          1,246,306
       (7,398,424)          2,618,447          2,101,148         14,621,754          (5,835,063)        (1,752,403)
       (1,962,252)         (3,339,792)        (6,167,254)        (8,303,588)         (2,803,117)        (5,535,558)
          (37,593)            (61,991)          (270,037)          (178,775)            (58,605)           (87,697)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
       (7,873,215)          1,080,818          6,459,602         11,653,167          (8,152,734)        (6,129,352)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (4,473,308)        (10,943,859)        31,636,067        (24,503,839)            942,190        (37,570,606)
       21,412,284          32,356,143         56,444,306         80,948,145          22,342,845         59,913,451
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $     16,938,976    $     21,412,284   $     88,080,373   $     56,444,306    $     23,285,035   $     22,342,845
=================== ================== =================== ================== =================== ==================

                                     FS-23

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Ameritas
                                                                              --------------------------------------
                                                                                    Money
                                                                                    Market
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $        790,862
   Mortality and expense risk charge                                                   (834,692)
                                                                              ------------------
Net investment income(loss)                                                             (43,830)
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       17,944
   Net realized gain(loss) on sale of fund shares                                          ----
                                                                              ------------------
Net realized gain(loss)                                                                  17,944
                                                                              ------------------

Change in unrealized appreciation/depreciation                                             ----
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        (25,886)
                                                                              ==================


                                                                                          Money Market
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        (43,830)  $      1,677,836
   Net realized gain(loss)                                                               17,944               ----
   Net change in unrealized appreciation/depreciation                                      ----               ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      (25,886)         1,677,836
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                               31,557,731        143,886,259
   Subaccounts transfers (including fixed account), net                             (36,749,224)       (69,030,888)
   Transfers for policyowner benefits and terminations                              (34,091,523)       (37,052,129)
   Policyowner maintenance charges                                                     (191,489)          (201,520)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                (39,474,505)        37,601,722
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                              (39,500,391)        39,279,558
Net assets at beginning of period                                                   103,697,670         64,418,112
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     64,197,279   $    103,697,670
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-24

                                                         Ameritas
--------------------------------------------------------------------------------------------------------------------
                                            Small Co.                               Focused
    Small Cap                                Equity                                  MidCap
-------------------                    -------------------                    -------------------

       2009                                   2009                                   2009
-------------------                    -------------------                    -------------------

 $         13,145                       $          8,293                       $        218,512
         (165,855)                               (62,381)                              (148,390)
-------------------                    -------------------                    -------------------
         (152,710)                               (54,088)                                70,122
-------------------                    -------------------                    -------------------


             ----                                   ----                                   ----
         (142,555)                              (965,681)                            (7,510,669)
-------------------                    -------------------                    -------------------
         (142,555)                              (965,681)                            (7,510,669)
-------------------                    -------------------                    -------------------

        5,404,879                              2,428,747                             12,215,954
-------------------                    -------------------                    -------------------


 $      5,109,614                       $      1,408,978                       $      4,775,407
===================                    ===================                    ===================


              Small Cap                          Small Co. Equity                        Focused MidCap
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009               2008               2009                2008
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $       (152,710)   $       (217,367)  $        (54,088)  $        (99,392)   $         70,122   $       (106,674)
         (142,555)            898,763           (965,681)          (463,284)         (7,510,669)          (100,427)
        5,404,879          (9,539,787)         2,428,747         (3,024,778)         12,215,954        (16,450,043)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

        5,109,614          (8,858,391)         1,408,978         (3,587,454)          4,775,407        (16,657,144)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


        1,691,047             893,634            100,084            174,405             514,017          1,871,300
        1,641,440              73,526           (504,888)        (1,716,261)         (8,745,607)       (10,902,497)
       (1,745,187)         (2,432,111)          (848,360)        (1,377,578)         (1,957,275)        (4,123,259)
          (59,814)            (51,326)           (15,533)           (22,232)            (42,755)           (82,903)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
        1,527,486          (1,516,277)        (1,268,697)        (2,941,666)        (10,231,620)       (13,237,359)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

        6,637,100         (10,374,668)           140,281         (6,529,120)         (5,456,213)       (29,894,503)
       14,602,128          24,976,796          7,216,653         13,745,773          19,852,680         49,747,183
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $     21,239,228    $     14,602,128   $      7,356,934   $      7,216,653    $     14,396,467   $     19,852,680
=================== ================== =================== ================== =================== ==================

                                     FS-25

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Calvert
                                                                              --------------------------------------

                                                                                  Balanced
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $         92,749
   Mortality and expense risk charge                                                    (41,992)
                                                                              ------------------
Net investment income(loss)                                                              50,757
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                      (294,321)
                                                                              ------------------
Net realized gain(loss)                                                                (294,321)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                        1,208,134
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        964,570
                                                                              ==================


                                                                                            Balanced
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         50,757   $         86,500
   Net realized gain(loss)                                                             (294,321)           (98,469)
   Net change in unrealized appreciation/depreciation                                 1,208,134         (2,191,187)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      964,570         (2,203,156)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   79,156            253,420
   Subaccounts transfers (including fixed account), net                                (254,604)          (304,218)
   Transfers for policyowner benefits and terminations                                 (393,581)          (798,754)
   Policyowner maintenance charges                                                       (9,877)           (13,702)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                   (578,906)          (863,254)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  385,664         (3,066,410)
Net assets at beginning of period                                                     4,335,308          7,401,718
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      4,720,972   $      4,335,308
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-26

                                                      Calvert
--------------------------------------------------------------------------------------------------------------------

   Intl. Equity                             Mid Cap                               Equity
-------------------                    -------------------                    -------------------

       2009                                   2009                                   2009
-------------------                    -------------------                    -------------------

 $         32,120                       $           ----                       $         17,246
          (46,700)                               (29,663)                               (38,390)
-------------------                    -------------------                    -------------------
          (14,580)                               (29,663)                               (21,144)
-------------------                    -------------------                    -------------------


             ----                                   ----                                227,466
         (772,578)                              (408,519)                              (129,315)
-------------------                    -------------------                    -------------------
         (772,578)                              (408,519)                                98,151
-------------------                    -------------------                    -------------------

        1,811,641                              1,309,624                              1,248,006
-------------------                    -------------------                    -------------------


 $      1,024,483                       $        871,442                       $      1,325,013
===================                    ===================                    ===================


            Intl. Equity                              Mid Cap                                 Equity
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009               2008               2009                2008
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $        (14,580)   $        103,293   $        (29,663)  $        (60,997)   $        (21,144)  $        (46,681)
         (772,578)             42,086           (408,519)            15,727              98,151              6,531
        1,811,641          (5,198,133)         1,309,624         (2,426,245)          1,248,006         (2,393,129)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

        1,024,483          (5,052,754)           871,442         (2,471,515)          1,325,013         (2,433,279)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          149,468             368,186               ----            208,953             158,344            235,589
         (689,923)           (642,927)          (593,342)        (2,836,667)           (472,550)           263,814
         (348,939)         (1,212,179)          (265,659)          (620,651)           (400,082)          (281,278)
          (13,486)            (20,882)            (8,311)           (15,699)            (11,782)           (15,356)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
         (902,880)         (1,507,802)          (867,312)        (3,264,064)           (726,070)           202,769
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          121,603          (6,560,556)             4,130         (5,735,579)            598,943         (2,230,510)
        5,441,044          12,001,600          3,613,970          9,349,549           4,209,246          6,439,756
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      5,562,647    $      5,441,044   $      3,618,100   $      3,613,970    $      4,808,189   $      4,209,246
=================== ================== =================== ================== =================== ==================

                                     FS-27

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Calvert
                                                                              --------------------------------------

                                                                                    Income
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $      1,591,716
   Mortality and expense risk charge                                                   (313,249)
                                                                              ------------------
Net investment income(loss)                                                           1,278,467
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                    (2,893,284)
                                                                              ------------------
Net realized gain(loss)                                                              (2,893,284)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                        7,976,272
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $      6,361,455
                                                                              ==================


                                                                                             Income
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $      1,278,467   $      1,976,708
   Net realized gain(loss)                                                           (2,893,284)        (1,113,134)
   Net change in unrealized appreciation/depreciation                                 7,976,272         (8,245,956)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    6,361,455         (7,382,382)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                2,602,316          3,761,414
   Subaccounts transfers (including fixed account), net                             (19,516,886)        (4,227,395)
   Transfers for policyowner benefits and terminations                               (5,226,149)        (8,169,535)
   Policyowner maintenance charges                                                     (110,204)          (149,143)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                (22,250,923)        (8,784,659)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                              (15,889,468)       (16,167,041)
Net assets at beginning of period                                                    46,372,608         62,539,649
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     30,483,140   $     46,372,608
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-28

                             American Century                                                 AIM
----------------------------------------------------------------------------- --------------------------------------
     Income &                                Mid Cap
     Growth                                   Value                                Dynamics
-------------------                    -------------------                    -------------------

       2009                                   2009                                   2009
-------------------                    -------------------                    -------------------

 $        558,352                       $         35,593                       $           ----
         (106,842)                                (8,869)                               (24,382)
-------------------                    -------------------                    -------------------
          451,510                                 26,724                                (24,382)
-------------------                    -------------------                    -------------------


             ----                                   ----                                   ----
         (977,794)                              (109,782)                              (172,865)
-------------------                    -------------------                    -------------------
         (977,794)                              (109,782)                              (172,865)
-------------------                    -------------------                    -------------------

        2,299,169                                312,821                              1,072,615
-------------------                    -------------------                    -------------------


 $      1,772,885                       $        229,763                       $        875,368
===================                    ===================                    ===================


           Income & Growth                         Mid Cap Value                            Dynamics
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009               2008               2009                2008
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $        451,510    $        239,742   $         26,724   $         (3,516)   $        (24,382)  $        (40,199)
         (977,794)          2,285,804           (109,782)          (105,919)           (172,865)           115,644
        2,299,169         (10,182,177)           312,821           (156,895)          1,072,615         (2,583,645)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

        1,772,885          (7,656,631)           229,763           (266,330)            875,368         (2,508,200)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          303,219             394,381            219,902              4,718              53,793             95,743
         (531,896)         (3,567,808)            (9,272)         1,125,728            (165,022)          (428,187)
       (1,309,521)         (2,354,191)           (94,918)           (61,280)           (343,265)          (544,177)
          (27,896)            (41,034)            (1,606)              (698)             (6,416)            (9,616)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
       (1,566,094)         (5,568,652)           114,106          1,068,468            (460,910)          (886,237)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          206,791         (13,225,283)           343,869            802,138             414,458         (3,394,437)
       12,468,763          25,694,046            802,138               ----           2,460,221          5,854,658
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $     12,675,554    $     12,468,763   $      1,146,007   $        802,138    $      2,874,679   $      2,460,221
=================== ================== =================== ================== =================== ==================

                                     FS-29

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                               AIM
                                                                              --------------------------------------
                                                                                    Intl.
                                                                                   Growth
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $         23,516
   Mortality and expense risk charge                                                    (10,474)
                                                                              ------------------
Net investment income(loss)                                                              13,042
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                        41,082
                                                                              ------------------
Net realized gain(loss)                                                                  41,082
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          317,630
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        371,754
                                                                              ==================


                                                                                          Intl. Growth
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         13,042   $            959
   Net realized gain(loss)                                                               41,082             (4,493)
   Net change in unrealized appreciation/depreciation                                   317,630            (30,125)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      371,754            (33,659)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   74,927              6,640
   Subaccounts transfers (including fixed account), net                               1,294,837            305,717
   Transfers for policyowner benefits and terminations                                 (269,659)            (5,093)
   Policyowner maintenance charges                                                       (2,375)              (133)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                  1,097,730            307,131
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                1,469,484            273,472
Net assets at beginning of period                                                       273,472               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      1,742,956   $        273,472
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-30

                 AIM                                                      Summit
-------------------------------------- -----------------------------------------------------------------------------
                                              S&P                                  Russell
      Global                                 MidCap                               Small Cap
-------------------                    -------------------                    -------------------

       2009                                   2009                                   2009
-------------------                    -------------------                    -------------------

 $           ----                       $         71,238                       $         24,803
          (62,433)                               (72,499)                               (40,420)
-------------------                    -------------------                    -------------------
          (62,433)                                (1,261)                               (15,617)
-------------------                    -------------------                    -------------------


             ----                                   ----                                 51,366
          121,612                               (635,382)                              (709,536)
-------------------                    -------------------                    -------------------
          121,612                               (635,382)                              (658,170)
-------------------                    -------------------                    -------------------

        3,302,076                              3,077,856                              1,604,921
-------------------                    -------------------                    -------------------


 $      3,361,255                       $      2,441,213                       $        931,134
===================                    ===================                    ===================


               Global                               S&P MidCap                          Russell Small Cap
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009               2008               2009                2008
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $        (62,433)   $           ----   $         (1,261)  $        133,090    $        (15,617)  $         62,622
          121,612                ----           (635,382)           757,380            (658,170)           236,950
        3,302,076                ----          3,077,856         (5,598,399)          1,604,921         (2,868,188)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

        3,361,255                ----          2,441,213         (4,707,929)            931,134         (2,568,616)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


        2,098,895                ----            202,951            292,840              93,700            204,189
       10,429,865                ----           (330,024)          (276,763)           (327,388)           491,099
         (418,102)               ----           (702,714)        (1,417,619)           (578,633)          (764,150)
          (37,414)               ----            (17,415)           (23,998)             (9,148)           (12,169)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
       12,073,244                ----           (847,202)        (1,425,540)           (821,469)           (81,031)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       15,434,499                ----          1,594,011         (6,133,469)            109,665         (2,649,647)
             ----                ----          7,525,802         13,659,271           4,608,351          7,257,998
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $     15,434,499    $           ----   $      9,119,813   $      7,525,802    $      4,718,016   $      4,608,351
=================== ================== =================== ================== =================== ==================

                                     FS-31

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Summit
                                                                             --------------------------------------
                                                                                 Nasdaq-100
                                                                                    Index
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $          4,376
   Mortality and expense risk charge                                                    (46,164)
                                                                              ------------------
Net investment income(loss)                                                             (41,788)
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                      (267,468)
                                                                              ------------------
Net realized gain(loss)                                                                (267,468)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                        2,330,451
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $      2,021,195
                                                                              ==================


                                                                                        Nasdaq-100 Index
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        (41,788)  $        (57,242)
   Net realized gain(loss)                                                             (267,468)           122,285
   Net change in unrealized appreciation/depreciation                                 2,330,451         (3,231,104)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    2,021,195         (3,166,061)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  236,962            160,279
   Subaccounts transfers (including fixed account), net                                 432,161           (766,176)
   Transfers for policyowner benefits and terminations                                 (607,503)          (802,318)
   Policyowner maintenance charges                                                      (12,035)           (14,629)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                     49,585         (1,422,844)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                2,070,780         (4,588,905)
Net assets at beginning of period                                                     3,874,989          8,463,894
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      5,945,769   $      3,874,989
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-32

                                                    Summit
--------------------------------------------------------------------------------------------------------------------
       EAFE
       Intl.                                Inflation                             Aggressive
-------------------                    -------------------                    -------------------

       2009                                   2009                                   2009
-------------------                    -------------------                    -------------------

 $         11,806                       $         79,752                       $          2,269
           (3,902)                              (142,279)                                (2,644)
-------------------                    -------------------                    -------------------
            7,904                                (62,527)                                  (375)
-------------------                    -------------------                    -------------------


             ----                                   ----                                   ----
          (79,650)                               (91,963)                               (26,291)
-------------------                    -------------------                    -------------------
          (79,650)                               (91,963)                               (26,291)
-------------------                    -------------------                    -------------------

          173,469                              1,195,531                                 90,034
-------------------                    -------------------                    -------------------


 $        101,723                       $      1,041,041                       $         63,368
===================                    ===================                    ===================


             EAFE Intl.                              Inflation                             Aggressive
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009               2008               2009                2008
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $          7,904    $          8,925   $        (62,527)  $        226,124    $           (375)  $          3,525
          (79,650)            (27,161)           (91,963)          (169,165)            (26,291)            (4,435)
          173,469            (160,367)         1,195,531           (971,456)             90,034            (46,959)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          101,723            (178,603)         1,041,041           (914,497)             63,368            (47,869)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


           53,494             123,220          3,417,660            769,423              21,197              5,924
          154,097             445,616          8,964,511         12,265,741              (7,458)           250,236
          (73,734)            (14,886)        (2,197,295)          (555,358)             (6,089)            (5,197)
             (737)               (265)           (68,700)           (18,834)               (536)              (176)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
          133,120             553,685         10,116,176         12,460,972               7,114            250,787
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          234,843             375,082         11,157,217         11,546,475              70,482            202,918
          375,082                ----         11,546,475               ----             202,918               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $        609,925    $        375,082   $     22,703,692   $     11,546,475    $        273,400   $        202,918
=================== ================== =================== ================== =================== ==================

                                     FS-33

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Summit
                                                                              --------------------------------------

                                                                                Conservative
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $         16,010
   Mortality and expense risk charge                                                    (11,789)
                                                                              ------------------
Net investment income(loss)                                                               4,221
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                       (28,854)
                                                                              ------------------
Net realized gain(loss)                                                                 (28,854)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          180,572
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        155,939
                                                                              ==================


                                                                                          Conservative
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $          4,221   $         15,552
   Net realized gain(loss)                                                              (28,854)            (1,904)
   Net change in unrealized appreciation/depreciation                                   180,572            (98,083)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      155,939            (84,435)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   15,896              1,708
   Subaccounts transfers (including fixed account), net                                 294,721          1,065,306
   Transfers for policyowner benefits and terminations                                  (92,495)           (22,862)
   Policyowner maintenance charges                                                       (2,357)              (698)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    215,765          1,043,454
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  371,704            959,019
Net assets at beginning of period                                                       959,019               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      1,330,723   $        959,019
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-34

                                                    Summit
--------------------------------------------------------------------------------------------------------------------
                                            Natural
      Target                               Resources                                S&P 500
-------------------                    -------------------                    -------------------

       2009                                   2009                                   2009
-------------------                    -------------------                    -------------------

 $          5,358                       $          6,662                       $        550,699
           (3,089)                               (21,207)                              (322,360)
-------------------                    -------------------                    -------------------
            2,269                                (14,545)                               228,339
-------------------                    -------------------                    -------------------


             ----                                   ----                                381,456
           19,615                               (567,962)                               159,852
-------------------                    -------------------                    -------------------
           19,615                               (567,962)                               541,308
-------------------                    -------------------                    -------------------

           58,561                              1,147,125                              5,285,324
-------------------                    -------------------                    -------------------


 $         80,445                       $        564,618                       $      6,054,971
===================                    ===================                    ===================


               Target                            Natural Resources                           S&P 500
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009               2008               2009                2008
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $          2,269    $          2,906   $        (14,545)  $        (13,364)   $        228,339   $        476,727
           19,615              (4,915)          (567,962)          (601,055)            541,308              4,447
           58,561              (2,722)         1,147,125         (1,285,191)          5,285,324            340,708
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

           80,445              (4,731)           564,618         (1,899,610)          6,054,971            821,882
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


           82,831               1,841            127,352             98,584             747,177             26,680
           60,191             183,955            645,254          3,640,523          (2,240,816)        29,862,202
          (11,884)             (1,665)          (268,406)          (116,166)         (3,793,736)          (197,760)
             (697)                (50)            (4,897)            (3,068)            (56,699)            (2,841)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
          130,441             184,081            499,303          3,619,873          (5,344,074)        29,688,281
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          210,886             179,350          1,063,921          1,720,263             710,897         30,510,163
          179,350                ----          1,720,263               ----          30,510,163               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $        390,236    $        179,350   $      2,784,184   $      1,720,263    $     31,221,060   $     30,510,163
=================== ================== =================== ================== =================== ==================

                                     FS-35

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Summit
                                                                              --------------------------------------

                                                                                    Zenith
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $      1,808,878
   Mortality and expense risk charge                                                   (806,803)
                                                                              ------------------
Net investment income(loss)                                                           1,002,075
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      196,543
   Net realized gain(loss) on sale of fund shares                                       656,777
                                                                              ------------------
Net realized gain(loss)                                                                 853,320
                                                                              ------------------

Change in unrealized appreciation/depreciation                                       18,037,438
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $     19,892,833
                                                                              ==================


                                                                                             Zenith
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $      1,002,075   $        355,586
   Net realized gain(loss)                                                              853,320            179,313
   Net change in unrealized appreciation/depreciation                                18,037,438          1,592,399
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   19,892,833          2,127,298
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                               10,506,060            278,140
   Subaccounts transfers (including fixed account), net                              (1,174,561)        76,106,403
   Transfers for policyowner benefits and terminations                               (8,345,260)          (320,777)
   Policyowner maintenance charges                                                     (319,022)           (12,881)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    667,217         76,050,885
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               20,560,050         78,178,183
Net assets at beginning of period                                                    78,178,183               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     98,738,233   $     78,178,183
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-36

            Third Avenue                              Dreyfus                                Scudder
-------------------------------------- -------------------------------------- --------------------------------------
                                                                                    Small
      Value                                  MidCap                               Mid Value
-------------------                    -------------------                    -------------------

       2009                                   2009                                   2009
-------------------                    -------------------                    -------------------

 $           ----                       $         22,406                       $        171,197
         (353,808)                               (19,851)                               (95,799)
-------------------                    -------------------                    -------------------
         (353,808)                                 2,555                                 75,398
-------------------                    -------------------                    -------------------


        9,222,741                                   ----                                   ----
       (3,946,226)                              (521,009)                              (172,280)
-------------------                    -------------------                    -------------------
        5,276,515                               (521,009)                              (172,280)
-------------------                    -------------------                    -------------------

        9,063,365                              1,170,501                              3,697,848
-------------------                    -------------------                    -------------------


 $     13,986,072                       $        652,047                       $      3,600,966
===================                    ===================                    ===================


                Value                                 MidCap                             Small Mid Value
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009               2008               2009                2008
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $       (353,808)   $        (68,399)  $          2,555   $         (3,609)   $         75,398   $        (38,619)
        5,276,515           7,351,796           (521,009)           137,324            (172,280)           (74,182)
        9,063,365         (36,603,751)         1,170,501         (1,864,991)          3,697,848         (2,748,364)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       13,986,072         (29,320,354)           652,047         (1,731,276)          3,600,966         (2,861,165)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


        2,370,829           1,821,293             49,295             58,678           2,434,898            651,763
       (1,163,301)         (3,122,142)          (235,827)          (227,553)          2,976,932         10,631,805
       (5,119,565)         (7,638,924)          (253,330)          (530,249)           (768,186)          (333,409)
         (100,348)           (111,699)            (5,534)            (7,956)            (52,323)           (14,934)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
       (4,012,385)         (9,051,472)          (445,396)          (707,080)          4,591,321         10,935,225
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

        9,973,687         (38,371,826)           206,651         (2,438,356)          8,192,287          8,074,060
       33,956,450          72,328,276          2,329,551          4,767,907           8,074,060               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $     43,930,137    $     33,956,450   $      2,536,202   $      2,329,551    $     16,266,347   $      8,074,060
=================== ================== =================== ================== =================== ==================

                                     FS-37

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Scudder
                                                                              --------------------------------------

                                                                                   Thematic
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $          2,828
   Mortality and expense risk charge                                                     (2,310)
                                                                              ------------------
Net investment income(loss)                                                                 518
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                       (25,488)
                                                                              ------------------
Net realized gain(loss)                                                                 (25,488)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          115,656
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $         90,686
                                                                              ==================


                                                                                            Thematic
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $            518   $         (1,165)
   Net realized gain(loss)                                                              (25,488)           (18,328)
   Net change in unrealized appreciation/depreciation                                   115,656           (102,257)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                       90,686           (121,750)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                    7,270              7,438
   Subaccounts transfers (including fixed account), net                                 176,013            281,249
   Transfers for policyowner benefits and terminations                                  (24,496)            (9,104)
   Policyowner maintenance charges                                                         (422)              (132)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    158,365            279,451
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  249,051            157,701
Net assets at beginning of period                                                       157,701               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        406,752   $        157,701
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-38

          Neuberger Berman                            T. Rowe                                 Pimco
-------------------------------------- -------------------------------------- --------------------------------------

     Regency                               Blue Chip                            Total Return
-------------------                    -------------------                    -------------------

       2009                                   2009                                   2009
-------------------                    -------------------                    -------------------

 $          7,669                       $           ----                       $      1,344,558
           (4,445)                              (364,979)                              (252,501)
-------------------                    -------------------                    -------------------
            3,224                               (364,979)                             1,092,057
-------------------                    -------------------                    -------------------


            6,470                                   ----                              1,905,212
          (11,751)                              (880,924)                                 2,666
-------------------                    -------------------                    -------------------
           (5,281)                              (880,924)                             1,907,878
-------------------                    -------------------                    -------------------

          154,756                             16,469,353                                207,545
-------------------                    -------------------                    -------------------


 $        152,699                       $     15,223,450                       $      3,207,480
===================                    ===================                    ===================


               Regency                               Blue Chip                            Total Return
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009               2008               2009                2008
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $          3,224    $            634   $       (364,979)  $       (114,387)   $      1,092,057   $           ----
           (5,281)            (17,838)          (880,924)          (116,687)          1,907,878               ----
          154,756             (32,650)        16,469,353        (15,632,566)            207,545               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          152,699             (49,854)        15,223,450        (15,863,640)          3,207,480               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


           13,643               2,358          8,868,386          2,865,834          10,165,763               ----
          507,836              95,073          6,017,639         46,311,333          53,256,913               ----
         (159,682)             (2,598)        (3,034,047)        (1,370,208)         (1,608,045)              ----
             (751)                (35)          (199,601)           (65,385)           (161,692)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
          361,046              94,798         11,652,377         47,741,574          61,652,939               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          513,745              44,944         26,875,827         31,877,934          64,860,419               ----
           44,944                ----         31,877,934               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $        558,689    $         44,944   $     58,753,761   $     31,877,934    $     64,860,419   $           ----
=================== ================== =================== ================== =================== ==================

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                          NOTES TO FINANCIAL STATEMENTS
                FOR THE PERIODS ENDED DECEMBER 31, 2009 AND 2008

1.  ORGANIZATION
----------------

    Ameritas Variable Separate Account VA-2 (the "Account") was established on May 28, 1987, under Nebraska law. The assets of the Account are held by Ameritas Life Insurance Corp. (ALIC) and are segregated from all of ALIC's other assets and are used only to support variable annuity products issued by ALIC.

    Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

    The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund. At December 31, 2009, there are sixty-eight subaccounts available within the Account listed as follows:

    Fidelity Management & Research                          Massachusetts Financial Services Company
      Company (Advisor)                                       MFS
      Fidelity (Fund)                                           *Strategic Inc.
        *Equity-Income IC (Subaccount)                          *Utilities
        *Equity-Income SC                                       *New Discovery
        *Equity-Income SC2                                      *Research
        *Growth IC                                                (Commenced May 2, 2008)
        *Growth SC                                              *Total Return
        *Growth SC2                                               (Commenced April 30, 2008)
        *High Income IC
        *High Income SC                                     Morgan Stanley Investment Management
        *High Income SC2                                      Inc., dba Van Kampen
        *Overseas IC                                          Van Kampen
        *Overseas SC                                            *Emerging Markets
        *Overseas SC2                                           *Global Value
        *Asset Mgr. IC                                          *Intl. Magnum
        *Asset Mgr. SC                                          *U.S. Real Estate
        *Asset Mgr. SC2
        *Inv. Bond IC                                       Calvert Asset Management Company, Inc.
        *Inv. Bond SC2                                        (See Note 3)
        *Contrafund IC                                        Ameritas
        *Contrafund SC                                          *Core Strat.
        *Contrafund SC2                                         *MidCap
        *Asset Mgr. Gr. IC                                      *Money Market
        *Asset Mgr. Gr. SC                                      *Small Cap
        *Asset Mgr. Gr. SC2                                     *Small Co. Equity
        *Mid Cap SC2                                            *Focused MidCap

    Fred Alger Management, Inc.
      Alger
        *Balanced

                                     FS-40

1.  ORGANIZATION, continued
---------------------------

    Calvert Asset Management Company, Inc.,                 Calvert Asset Management Company, Inc.,
      continued   (See Note 3)                                continued  (See Note 3)
      Calvert                                                 Summit, continued
        *Balanced                                               *Target
        *Intl. Equity                                             (Commenced May 26, 2008)
        *Mid Cap                                                *Natural Resources
        *Equity                                                   (Commenced May 2, 2008)
        *Income                                                 *S&P 500
                                                                  (Commenced December 12, 2008)
    American Century Investment                                 *Zenith
      Management, Inc.                                            (Commenced December 12, 2008)
      American Century
        *Income & Growth                                    Third Avenue Management LLC
        *Mid Cap Value                                        Third Avenue
         (Commenced May 16, 2008)                               *Value

    Invesco AIM Advisors, Inc.                              The Dreyfus Corporation
      AIM                                                     Dreyfus
        *Dynamics                                               *MidCap
        *Intl. Growth
        (Commenced May 15, 2008)                            Deutsch Investment Management Americas Inc.
        *Global                                               Scudder
        (Commenced May 1, 2009)                                 *Small Mid Value
                                                                  (Commenced April 30, 2008)
    Calvert Asset Management Company, Inc.                      *Thematic
      (See Note 3)                                                (Commenced May 2, 2008)
      Summit
        *S&P MidCap                                         Neuberger Berman Management LLC
        *Russell Small Cap                                    Neuberger Berman
        *Nasdaq-100 Index                                       *Regency
        *EAFE Intl.                                               (Commenced May 14, 2008)
         (Commenced May 7, 2008)
        *Inflation                                          T. Rowe Price Associates, Inc.
         (Commenced April 30, 2008)                           T. Rowe
        *Aggressive                                             *Blue Chip
         (Commenced May 9, 2008)                                  (Commenced April 30, 2008)
        *Conservative
         (Commenced May 19, 2008)                           Pacific Investment Management Company LLC
                                                              Pimco
                                                                *Total Return
                                                                  (Commenced May 1, 2009)

2.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
------------------------------------------------------------------------

    BASIS OF ACCOUNTING
    The financial statements included herein have been prepared in accordance with accounting principles accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

    USE OF ESTIMATES
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES,
--------------------------------------------------------------------------
continued
---------

    INVESTMENTS
    The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

    Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

    ACCOUNTING PRONOUNCEMENTS
    Effective January 1, 2008, the Account adopted new guidance on Fair Value Measurements issued by the Financial Accounting Standards Board. This guidance establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The adoption of the guidance had no impact on any subaccounts' financial position or results of operations.

    The Fair Value Measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The guidance requires that each asset and liability carried at fair value be classified into one of the following categories:

     o Level 1 - Quoted market prices in active markets for identical assets or liabilities.
     o Level 2 - Observable market based inputs or unobservable inputs that are corroborated by market data.
     o Level 3 - Unobservable inputs that are not corroborated by market data.

    Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

    FEDERAL AND STATE TAXES
    The operations of the Account form a part of and are taxed with the operations of ALIC. ALIC is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

3.  RELATED PARTIES
-------------------

    Affiliates of ALIC provided management, administrative and investment advisory services for the Ameritas, Calvert and Summit subaccounts for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2009 and 2008, as follows:

                                                                                                    Management/
                                                                           Investment             Administrative
                                                                           AdvisoryFee                 Fee
                                                                     ----------------------  -----------------------
     Ameritas:
       Core Strat.                                                           0.00750                 0.00050
       MidCap                                                                0.00800                 0.00050
       Money Market                                                          0.00200                 0.00050
       Small Cap                                                             0.00850                 0.00050
       Small Co. Equity                                                      0.00920(1)              0.00050
       Focused MidCap                                                        0.00820                 0.00050
     Calvert:
       Balanced                                                              0.00425                 0.00275
       Intl. Equity                                                          0.00750                 0.00350
       Mid Cap                                                               0.00650                 0.00250
       Equity                                                                0.00500                 0.00200
       Income                                                                0.00400                 0.00300
     Summit:
       S&P MidCap                                                            0.00300                 0.00100
       Russell Small Cap                                                     0.00350                 0.00100
       Nasdaq-100 Index                                                      0.00350                 0.00100
       EAFE Intl.                                                            0.00560                 0.00100
       Inflation                                                             0.00500                 0.00100
       Aggressive                                                            0.00550                 0.00100
       Conservative                                                          0.00550                 0.00100
       Target                                                                0.00550                 0.00100
       Natural Resources                                                     0.00550                 0.00100
       S&P 500                                                               0.00250                 0.00100
       Zenith                                                                0.00640                 0.00100

(1)Effective September 1, 2009, Calvert Asset Management Company, Inc. reduced the 0.01120 investment advisory fee by .002.

On December 12, 2008, Calvert Asset Management Company (CAMCO) consummated a transaction with Summit Investment Partners, Inc., an affiliated entity, whereby CAMCO became the investment advisor to the Summit Mutual Funds, Inc.

                                     FS-43

4.  PURCHASES AND SALES OF INVESTMENTS
--------------------------------------

    The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended December 31, 2009 were as follows:

                                                                           Purchases                 Sales
                                                                     ----------------------  -----------------------
     Fidelity:
       Equity-Income IC                                                $          557,114      $        4,595,445
       Equity-Income SC                                                           434,757               1,400,901
       Equity-Income SC2                                                          857,991               3,056,017
       Growth IC                                                                  220,350               3,532,133
       Growth SC                                                                  289,997               1,266,456
       Growth SC2                                                                 329,663               1,322,700
       High Income IC                                                           5,219,318               4,336,492
       High Income SC                                                           1,519,934               1,624,511
       High Income SC2                                                         12,795,962               4,078,446
       Overseas IC                                                                372,844               2,309,736
       Overseas SC                                                                179,554               1,173,142
       Overseas SC2                                                             1,551,174               2,238,665
       Asset Mgr. IC                                                              572,823               4,258,154
       Asset Mgr. SC                                                              299,680                 671,051
       Asset Mgr. SC2                                                             249,100               1,007,634
       Inv. Bond IC                                                             4,867,178               9,603,295
       Inv. Bond SC2                                                            7,243,833              23,347,632
       Contrafund IC                                                              559,516               5,515,128
       Contrafund SC                                                              575,218               3,306,745
       Contrafund SC2                                                           2,443,262               4,862,433
       Asset Mgr. Gr. IC                                                           54,447                 419,332
       Asset Mgr. Gr. SC                                                           99,935                 277,270
       Asset Mgr. Gr. SC2                                                         180,805                 716,696
       Mid Cap SC2                                                             12,196,379                 142,307

     Alger:
       Balanced                                                                   858,042               2,628,637

     MFS:
       Strategic Inc.                                                           5,507,935               3,617,612
       Utilities                                                                4,773,211               8,864,011
       New Discovery                                                            1,404,970               2,031,114
       Research                                                                 7,978,335               7,241,277
       Total Return                                                             1,191,685                 269,575

     Van Kampen:
       Emerging Markets                                                         4,534,560               5,377,448
       Global Value                                                               796,139               1,784,796
       Intl. Magnum                                                               639,345               1,823,432
       U.S. Real Estate                                                         5,268,505              12,768,378

                                     FS-44

4.  PURCHASES AND SALES OF INVESTMENTS, continued
-------------------------------------------------
                                                                           Purchases                 Sales
                                                                     ----------------------  -----------------------
     Ameritas:
       Core Strat.                                                     $       11,627,897      $        4,797,817
       MidCap                                                                   1,825,093              10,218,235
       Money Market                                                            27,178,604              66,669,458
       Small Cap                                                                2,952,468               1,577,693
       Small Co. Equity                                                            87,019               1,409,804
       Focused MidCap                                                             753,798              10,915,296

     Calvert:
       Balanced                                                                   355,626                 883,776
       Intl. Equity                                                               274,270               1,191,730
       Mid Cap                                                                      2,071                 899,045
       Equity                                                                     887,548               1,407,295
       Income                                                                   5,491,574              26,464,030

     American Century:
       Income & Growth                                                          1,114,227               2,228,811
       Mid Cap Value                                                              859,501                 718,672

     AIM:
       Dynamics                                                                   168,643                 653,935
       Intl. Growth                                                             1,798,860                 688,087
       Global                                                                  12,703,343                 692,532

     Summit:
       S&P MidCap                                                               1,275,887               2,124,350
       Russell Small Cap                                                        1,243,891               2,029,611
       Nasdaq-100 Index                                                         1,885,631               1,877,835
       EAFE Intl.                                                                 408,185                 267,161
       Inflation                                                               12,354,809               2,301,161
       Aggressive                                                                 281,420                 274,681
       Conservative                                                               847,054                 627,069
       Target                                                                     330,525                 197,815
       Natural Resources                                                        1,877,880               1,393,122
       S&P 500                                                                  2,814,054               7,548,333
       Zenith                                                                  11,424,986               9,559,151

     Third Avenue:
       Value                                                                   11,484,741               6,628,193

     Dreyfus:
       MidCap                                                                     146,938                 589,780

     Scudder:
       Small Mid Value                                                          5,445,807                 779,088
       Thematic                                                                   269,871                 110,988

                                     FS-45

4.  PURCHASES AND SALES OF INVESTMENTS, continued
-------------------------------------------------
                                                                           Purchases                 Sales
                                                                     ----------------------  -----------------------
     Neuberger Berman:
       Regency                                                         $          750,315      $          379,575

     T. Rowe:
       Blue Chip                                                               13,794,400               2,507,002

     PIMCO
       Total Return                                                            64,758,544                 108,336

5.  FINANCIAL HIGHLIGHTS
------------------------

    The unit value, units, net assets, investment income ratio (Inv. Income Ratio), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded).

    Inv. Income Ratio - The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

    Expense Ratio - The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. These fees range between .80 percent and 1.40 percent (annualized) of net assets. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $50 per policy annually, or as rider charges taken as a percent of net assets of .05 to .80 percent annualized, depending on the product and options selected.

    Total Return - The Total Return represents the change in the unit value reported year-to-date, however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

    Total returns and expense ratios in this disclosure may not be applicable to all policies.

-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                        Inv.
                          Unit                          Net Assets     Income        Expense            Total
                        Value ($)            Units          ($)        Ratio %       Ratio %           Return %
                    ------------------ ---------------- ------------ ---------- ----------------- ------------------
                       Min     Max                                              Min      Max      Min       Max
 Fidelity:
 Equity-Income IC
 ----------------
 2009                  27.63   47.47         677,701    26,333,095     2.23       1.25    1.40     28.40     28.59
 2008                  21.52   36.92         821,310    24,653,422     2.23       1.25    1.40    (43.45)   (43.37)
 2007                  38.05   65.19       1,115,417    58,498,303     1.69       1.25    1.40      0.12      0.27
 2006                  38.01   65.02       1,301,414    68,102,048     3.33       1.25    1.40     18.53     18.71
 2005                  32.07   54.77       1,531,653    67,656,420     1.71       1.25    1.40      4.40      4.56

 Equity-Income SC
 ----------------
 2009                  28.71   28.71         161,998     4,651,401     2.09       0.95    0.95     28.81     28.81
 2008                  22.29   22.29         205,618     4,583,534     1.66       0.95    0.95    (43.25)   (43.25)
 2007                  39.28   39.28         419,707    16,485,344     1.66       0.95    0.95      0.46      0.46
 2006                  39.10   39.10         446,553    17,460,158     3.16       0.95    0.95     18.95     18.95
 2005                  32.87   32.87         472,238    15,522,755     1.53       0.95    0.95      4.76      4.76

 Equity-Income SC2
 -----------------
 2009                  24.03   24.03         678,604    16,303,737     2.02       0.80    0.80     28.84     28.84
 2008                  18.65   18.65         803,910    14,989,284     1.29       0.80    0.80    (43.29)   (43.29)
 2007                  32.88   32.88       1,931,937    63,524,179     1.83       0.80    0.80      0.46      0.46
 2006                  32.73   32.73       1,509,056    49,390,507     2.97       0.80    0.80     18.98     18.98
 2005                  27.51   27.51       1,202,755    33,086,178     1.20       0.80    0.80      4.73      4.73

 Growth IC
 ---------
 2009                  35.95   50.52         383,365    17,732,241     0.42       1.25    1.40     26.51     26.70
 2008                  28.42   39.87         464,476    16,962,969     0.76       1.25    1.40    (47.90)   (47.83)
 2007                  54.55   76.43         567,410    39,552,907     0.87       1.25    1.40     25.20     25.38
 2006                  43.57   60.95         718,375    39,873,835     0.41       1.25    1.40      5.37      5.53
 2005                  41.35   57.76         862,163    45,310,568     0.54       1.25    1.40      4.34      4.49

 Growth SC
 ---------
 2009                  37.37   37.37          97,484     3,642,843     0.31       0.95    0.95     26.94     26.94
 2008                  29.44   29.44         128,416     3,780,351     0.59       0.95    0.95    (47.73)   (47.73)
 2007                  56.32   56.32         191,310    10,775,224     0.67       0.95    0.95     25.67     25.67
 2006                  44.82   44.82         254,473    11,405,301     0.29       0.95    0.95      5.73      5.73
 2005                  42.39   42.39         294,794    12,496,620     0.40       0.95    0.95      4.68      4.68

 Growth SC2
 ----------
 2009                  28.44   28.44         264,940     7,533,875     0.20       0.80    0.80     26.95     26.95
 2008                  22.40   22.40         307,877     6,896,381     0.53       0.80    0.80    (47.73)   (47.73)
 2007                  42.85   42.85         385,350    16,513,342     0.43       0.80    0.80     25.65     25.65
 2006                  34.11   34.11         625,970    21,349,033     0.15       0.80    0.80      5.73      5.73
 2005                  32.26   32.26         518,529    16,726,606     0.25       0.80    0.80      4.67      4.67

                                     FS-47

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                        Inv.
                          Unit                          Net Assets     Income        Expense            Total
                        Value ($)            Units          ($)        Ratio %       Ratio %           Return %
                    ------------------ ---------------- ------------ ---------- ----------------- ------------------
                       Min     Max                                              Min      Max      Min       Max
 Fidelity, continued:
 High Income IC
 --------------
 2009                  13.28   31.95         507,888    10,608,962     8.18       1.25    1.40     41.96     42.18
 2008                   9.35   22.47         500,407     7,168,959     7.88       1.25    1.40    (26.03)   (25.92)
 2007                  12.64   30.33         511,382     9,822,850     7.05       1.25    1.40      1.35      1.51
 2006                  12.47   29.88         718,314    13,827,632     7.47       1.25    1.40      9.70      9.86
 2005                  11.37   27.20         943,169    15,363,231    15.38       1.25    1.40      1.28      1.43

 High Income SC
 --------------
 2009                  13.80   13.80         316,585     4,369,841     7.69       0.95    0.95     42.42     42.42
 2008                   9.69    9.69         345,499     3,348,534     7.77       0.95    0.95    (25.77)   (25.77)
 2007                  13.06   13.06         356,582     4,655,862     6.88       0.95    0.95      1.68      1.68
 2006                  12.84   12.84         492,557     6,324,818     8.11       0.95    0.95     10.13     10.13
 2005                  11.66   11.66         469,606     5,475,338    15.40       0.95    0.95      1.56      1.56

 High Income SC2
 ---------------
 2009                  10.63   10.63       3,406,720    36,201,103     9.15       0.80    0.80     42.32     42.32
 2008                   7.47    7.47       2,726,370    20,356,057    10.53       0.80    0.80    (25.74)   (25.74)
 2007                  10.05   10.05       1,649,397    16,582,880     7.84       0.80    0.80      1.72      1.72
 2006                   9.88    9.88       1,710,492    16,905,861     8.40       0.80    0.80     10.14     10.14
 2005                   8.97    8.97       1,476,568    13,249,702    15.31       0.80    0.80      1.50      1.50

 Overseas IC
 -----------
 2009                  23.47   28.09         364,522    10,001,116     2.05       1.25    1.40     24.78     24.96
 2008                  18.81   22.48         456,078    10,015,819     2.24       1.25    1.40    (44.59)   (44.50)
 2007                  33.94   40.50         641,896    25,356,035     3.31       1.25    1.40     15.68     15.85
 2006                  29.34   34.96         710,580    24,252,648     0.86       1.25    1.40     16.45     16.62
 2005                  25.20   29.98         747,371    21,948,176     0.68       1.25    1.40     17.40     17.58

 Overseas SC
 -----------
 2009                  24.61   24.61         113,746     2,799,562     1.84       0.95    0.95     25.25     25.25
 2008                  19.65   19.65         167,010     3,281,969     1.87       0.95    0.95    (44.40)   (44.40)
 2007                  35.34   35.34         304,203    10,751,114     3.16       0.95    0.95     16.10     16.10
 2006                  30.44   30.44         329,153    10,020,092     0.76       0.95    0.95     16.84     16.84
 2005                  26.05   26.05         326,035     8,494,804     0.52       0.95    0.95     17.85     17.85

 Overseas SC2
 ------------
 2009                  19.23   19.23         628,891    12,091,630     1.92       0.80    0.80     25.22     25.22
 2008                  15.35   15.35         678,087    10,411,812     1.63       0.80    0.80    (44.42)   (44.42)
 2007                  27.63   27.63       1,303,655    36,014,351     2.87       0.80    0.80     16.12     16.12
 2006                  23.79   23.79       1,270,006    30,214,843     0.57       0.80    0.80     16.84     16.84
 2005                  20.36   20.36         852,293    17,354,603     0.36       0.80    0.80     17.84     17.84

                                     FS-48

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                        Inv.
                          Unit                          Net Assets     Income        Expense            Total
                        Value ($)            Units          ($)        Ratio %       Ratio %           Return %
                    ------------------ ---------------- ------------ ---------- ----------------- ------------------
                       Min     Max                                              Min      Max      Min       Max
 Fidelity, continued:
 Asset Mgr. IC
 -------------
 2009                  21.34   33.23         613,355    19,312,151     2.28       1.25    1.40     27.32     27.51
 2008                  16.76   26.06         765,426    18,821,099     2.46       1.25    1.40    (29.71)   (29.61)
 2007                  23.84   37.02         907,644    31,619,421     6.10       1.25    1.40     13.89     14.07
 2006                  20.93   32.46       1,063,416    32,485,072     2.88       1.25    1.40      5.83      5.99
 2005                  19.78   30.62       1,326,394    38,124,899     2.90       1.25    1.40      2.61      2.76

 Asset Mgr. SC
 -------------
 2009                  22.11   22.11         136,193     3,011,449     2.24       0.95    0.95     27.72     27.72
 2008                  17.31   17.31         159,545     2,762,045     2.15       0.95    0.95    (29.49)   (29.49)
 2007                  24.55   24.55         231,166     5,676,014     5.81       0.95    0.95     14.26     14.26
 2006                  21.49   21.49         295,961     6,359,783     2.72       0.95    0.95      6.23      6.23
 2005                  20.23   20.23         355,856     7,198,607     2.69       0.95    0.95      2.95      2.95

 Asset Mgr. SC2
 --------------
 2009                  17.68   17.68         176,866     3,127,875     2.12       0.80    0.80     27.74     27.74
 2008                  13.84   13.84         236,279     3,271,224     2.55       0.80    0.80    (29.47)   (29.47)
 2007                  19.63   19.63         218,860     4,296,317     5.80       0.80    0.80     14.25     14.25
 2006                  17.18   17.18         210,278     3,612,875     2.52       0.80    0.80      6.29      6.29
 2005                  16.17   16.17         237,995     3,847,207     2.64       0.80    0.80      2.96      2.96

 Inv. Bond IC
 ------------
 2009                  19.91   20.95         959,837    21,816,816     8.73       0.95    1.40     14.12     14.63
 2008                  17.45   18.28       1,281,869    25,210,634     4.65       0.95    1.40     (4.59)    (4.17)
 2007                  18.29   19.07       1,722,703    35,199,001     4.19       0.95    1.40      2.89      3.36
 2006                  17.78   18.45       1,783,444    35,561,886     4.29       0.95    1.40      2.91      3.37
 2005                  17.27   17.85       2,251,498    43,698,591     3.91       0.95    1.40      0.78      1.23

 Inv. Bond SC2
 -------------
 2009                  17.72   17.72       1,386,132    24,557,607     9.16       0.80    0.80     14.54     14.54
 2008                  15.47   15.47       2,527,783    39,095,708     4.13       0.80    0.80     (4.22)    (4.22)
 2007                  16.15   16.15       2,653,284    42,850,302     3.60       0.80    0.80      3.25      3.25
 2006                  15.64   15.64       1,948,921    30,483,412     3.61       0.80    0.80      3.31      3.31
 2005                  15.14   15.14       1,743,207    26,391,913     3.23       0.80    0.80      1.09      1.09

 Contrafund IC
 -------------
 2009                  34.16   37.51         703,865    25,675,809     1.34       1.25    1.40     33.83     34.03
 2008                  25.52   27.98         874,442    23,841,416     0.87       1.25    1.40    (43.31)   (43.23)
 2007                  45.03   49.29       1,182,770    56,850,343     0.90       1.25    1.40     15.95     16.13
 2006                  38.83   42.45       1,388,730    57,517,264     1.27       1.25    1.40     10.17     10.34
 2005                  35.25   38.47       1,633,953    61,367,550     0.30       1.25    1.40     15.32     15.49

                                     FS-49

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                        Inv.
                          Unit                          Net Assets     Income        Expense            Total
                        Value ($)            Units          ($)        Ratio %       Ratio %           Return %
                    ------------------ ---------------- ------------ ---------- ----------------- ------------------
                       Min     Max                                              Min      Max      Min       Max
 Fidelity, continued:
 Contrafund SC
 -------------
 2009                  35.54   35.54         219,712     7,809,533     1.17       0.95    0.95     34.39     34.39
 2008                  26.45   26.45         316,539     8,372,305     0.70       0.95    0.95    (43.16)   (43.16)
 2007                  46.53   46.53         533,126    24,806,922     0.82       0.95    0.95     16.39     16.39
 2006                  39.98   39.98         592,967    23,705,140     1.11       0.95    0.95     10.54     10.54
 2005                  36.17   36.17         646,309    23,373,930     0.20       0.95    0.95     15.75     15.75

 Contrafund SC2
 --------------
 2009                  30.47   30.47       1,052,323    32,063,132     1.17       0.80    0.80     34.39     34.39
 2008                  22.67   22.67       1,153,433    26,150,089     0.59       0.80    0.80    (43.16)   (43.16)
 2007                  39.88   39.88       1,963,572    78,316,505     0.87       0.80    0.80     16.37     16.37
 2006                  34.28   34.28       1,526,651    52,326,448     1.02       0.80    0.80     10.55     10.55
 2005                  31.00   31.00       1,235,831    38,316,614     0.10       0.80    0.80     15.72     15.72

 Asset Mgr. Gr. IC
 -----------------
 2009                  16.88   21.15         104,424     2,042,020     1.51       1.25    1.40     31.07     31.26
 2008                  12.88   16.11         127,949     1,900,617     1.67       1.25    1.40    (36.70)   (36.61)
 2007                  20.34   25.42         157,100     3,707,891     4.29       1.25    1.40     17.31     17.49
 2006                  17.34   21.63         205,597     4,143,479     2.19       1.25    1.40      5.51      5.66
 2005                  16.44   20.47         262,664     5,029,349     2.61       1.25    1.40      2.45      2.61

 Asset Mgr. Gr. SC
 -----------------
 2009                  17.49   17.49          29,092       508,769     1.34       0.95    0.95     31.54     31.54
 2008                  13.30   13.30          41,239       548,294     1.61       0.95    0.95    (36.48)   (36.48)
 2007                  20.93   20.93          55,496     1,161,683     4.10       0.95    0.95     17.75     17.75
 2006                  17.78   17.78          64,347     1,143,933     2.03       0.95    0.95      5.84      5.84
 2005                  16.80   16.80          76,487     1,284,679     2.42       0.95    0.95      2.82      2.82

 Asset Mgr. Gr. SC2
 ------------------
 2009                  14.10   14.10          62,395       879,571     1.12       0.80    0.80     31.36     31.36
 2008                  10.73   10.73         111,852     1,200,353     1.72       0.80    0.80    (36.45)   (36.45)
 2007                  16.89   16.89          98,297     1,660,007     3.94       0.80    0.80     17.65     17.65
 2006                  14.35   14.35          61,424       881,652     1.77       0.80    0.80      5.88      5.88
 2005                  13.56   13.56          65,253       884,608     1.97       0.80    0.80      2.74      2.74

 Mid Cap SC2
 -----------
 2009                  25.08   25.17         572,320    14,402,204     0.47       0.80    1.40     26.04     29.28
 2008                   ----    ----            ----          ----     ----       ----    ----      ----      ----
 2007                   ----    ----            ----          ----     ----       ----    ----      ----      ----
 2006                   ----    ----            ----          ----     ----       ----    ----      ----      ----
 2005                   ----    ----            ----          ----     ----       ----    ----      ----      ----

                                     FS-50

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                        Inv.
                          Unit                          Net Assets     Income        Expense            Total
                        Value ($)            Units          ($)        Ratio %       Ratio %           Return %
                    ------------------ ---------------- ------------ ---------- ----------------- ------------------
                       Min     Max                                              Min      Max      Min       Max
 Alger:
 Balanced
 --------
 2009                  15.46   16.75         636,852    12,650,007     3.19       0.80    1.40     27.46     28.22
 2008                  12.06   13.14         760,726    11,825,109     2.65       0.80    1.40    (32.71)   (32.30)
 2007                  17.82   19.53         987,568    22,720,339     2.09       0.80    1.40     10.80     11.47
 2006                  15.98   17.63       1,169,948    24,375,108     1.58       0.80    1.40      3.27      3.89
 2005                  15.38   17.07       1,506,790    30,590,003     1.69       0.80    1.40      6.92      7.56

 MFS:
 Strategic Inc.
 --------------
 2009                  15.53   15.85         805,743    12,779,941     9.25       0.80    1.40     22.53     23.26
 2008                  12.59   12.93         737,927     9,534,908     7.75       0.80    1.40    (13.26)   (12.74)
 2007                  14.43   14.91       1,234,106    18,293,406     4.64       0.80    1.40      2.24      2.86
 2006                  14.03   14.58       1,082,512    15,655,053     5.17       0.80    1.40      5.20      5.83
 2005                  13.26   13.86         958,583    13,155,985     6.49       0.80    1.40      0.48      1.08

 Utilities
 ---------
 2009                  37.07   39.89         953,869    38,623,225     4.93       0.80    1.40     31.37     32.17
 2008                  28.05   30.36       1,118,480    34,542,888     1.60       0.80    1.40    (38.54)   (38.17)
 2007                  45.36   49.40       1,450,615    73,500,895     0.95       0.80    1.40     26.12     26.88
 2006                  35.75   39.17       1,537,444    62,334,628     1.99       0.80    1.40     29.45     30.22
 2005                  27.45   30.26       1,629,369    51,357,559     0.60       0.80    1.40     15.22     15.91

 New Discovery
 -------------
 2009                  16.73   17.32         373,458     6,414,232     ----       0.80    1.40     60.92     61.89
 2008                  10.40   10.70         428,677     4,559,035     ----       0.80    1.40    (40.18)   (39.81)
 2007                  17.38   17.77         488,707     8,663,461     ----       0.80    1.40      1.09      1.70
 2006                  17.19   17.48         601,395    10,506,024     ----       0.80    1.40     11.65     12.32
 2005                  15.40   15.56         713,113    11,114,224     ----       0.80    1.40      3.79      4.41

 Research
 --------
 2009                  11.37   11.48       3,762,986    43,171,751     1.85       0.80    1.40     29.04     29.82
 2008                   8.81    8.84       3,677,075    32,505,056     ----       0.80    1.40    (41.90)   (41.28)
 2007                   ----    ----            ----          ----     ----       ----    ----      ----      ----
 2006                   ----    ----            ----          ----     ----       ----    ----      ----      ----
 2005                   ----    ----            ----          ----     ----       ----    ----      ----      ----

 Total Return
 ------------
 2009                  17.81   17.96         110,858     1,990,268     2.22       0.80    1.40     16.39     17.09
 2008                  15.30   15.34          51,702       793,417     ----       0.80    1.40    (20.76)   (20.55)
 2007                   ----    ----            ----          ----     ----       ----    ----      ----      ----
 2006                   ----    ----            ----          ----     ----       ----    ----      ----      ----
 2005                   ----    ----            ----          ----     ----       ----    ----      ----      ----

                                     FS-51

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                        Inv.
                          Unit                          Net Assets     Income        Expense            Total
                        Value ($)            Units          ($)        Ratio %       Ratio %           Return %
                    ------------------ ---------------- ------------ ---------- ----------------- ------------------
                       Min     Max                                              Min      Max      Min       Max
 Van Kampen:
 Emerging Markets
 ----------------
 2009                  19.71   21.60       1,574,095    32,125,286     ----       0.80    1.40     67.49     68.51
 2008                  11.70   12.90       1,637,257    19,894,728     ----       0.80    1.40    (57.23)   (56.97)
 2007                  27.19   30.15       1,542,321    44,659,068     0.44       0.80    1.40     38.49     39.33
 2006                  19.51   21.77       1,560,935    32,818,305     0.74       0.80    1.40     35.25     36.06
 2005                  14.34   16.10       1,343,157    21,027,466     0.37       0.80    1.40     32.00     32.79

 Global Value
 ------------
 2009                  13.21   14.10         562,744     7,725,183     7.27       0.80    1.40     14.39     15.07
 2008                  11.48   12.32         680,681     8,180,631     2.64       0.80    1.40    (40.98)   (40.62)
 2007                  19.34   20.88         832,784    16,992,272     1.87       0.80    1.40      5.15      5.79
 2006                  18.28   19.86         974,330    18,880,926     1.59       0.80    1.40     19.53     20.25
 2005                  15.20   16.61       1,203,861    19,505,332     1.02       0.80    1.40      4.37      4.99

 Intl. Magnum
 ------------
 2009                  12.31   12.90         438,211     5,629,555     3.00       0.80    1.40     30.69     31.56
 2008                   9.42    9.81         559,250     5,476,770     3.19       0.80    1.40    (45.40)   (45.09)
 2007                  17.25   17.86         725,296    12,948,164     1.51       0.80    1.40     12.99     13.67
 2006                  15.26   15.71         664,678    10,468,677     0.10       0.80    1.40     23.40     24.14
 2005                  12.37   12.65         510,278     6,484,706     1.19       0.80    1.40      9.53     10.19

 U.S. Real Estate
 ----------------
 2009                  23.43   23.79         709,524    16,938,976     3.16       0.80    1.40     26.57     27.36
 2008                  18.40   18.80       1,142,563    21,412,284     3.40       0.80    1.40    (38.76)   (38.40)
 2007                  29.87   30.70       1,055,666    32,356,143     1.09       0.80    1.40    (18.23)   (17.74)
 2006                  36.30   37.54       1,230,116    46,244,951     1.10       0.80    1.40     36.14     36.95
 2005                  26.51   27.57       1,174,089    32,428,353     1.25       0.80    1.40     15.43     16.12

 Ameritas:
 Core Strat.
 -----------
 2009                  18.83   20.15       4,429,491    88,080,373     1.44       0.80    1.40     41.45     42.30
 2008                  13.31   14.16       4,049,730    56,444,306     0.93       0.80    1.40    (41.24)   (40.89)
 2007                  22.66   23.96       3,449,036    80,948,145     0.82       0.80    1.40      5.46      6.10
 2006                  21.48   22.58       2,541,034    55,859,845     0.70       0.80    1.40     19.98     20.70
 2005                  17.91   18.71       2,617,271    47,583,519     0.53       0.80    1.40      7.15      7.79

 MidCap
 ------
 2009                  36.96   41.93         555,640    23,285,035     ----       0.80    1.40     49.85     50.75
 2008                  24.52   27.98         817,641    22,342,845     ----       0.80    1.40    (58.08)   (57.82)
 2007                  58.13   66.75         904,958    59,913,451     ----       0.80    1.40     32.81     33.61
 2006                  43.51   50.26         974,327    49,179,687     ----       0.80    1.40      7.74      8.38
 2005                  40.14   46.65       1,101,139    52,117,293     ----       0.80    1.40      9.73     10.39

                                     FS-52

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                        Inv.
                          Unit                          Net Assets     Income        Expense            Total
                        Value ($)            Units          ($)        Ratio %       Ratio %           Return %
                    ------------------ ---------------- ------------ ---------- ----------------- ------------------
                       Min     Max                                              Min      Max      Min       Max
 Ameritas, continued:
 Money Market
 ------------
 2009                   1.18    1.25      49,532,751    64,197,279     0.94       0.80    1.40     (0.52)     0.08
 2008                   1.18    1.25      80,541,598   103,697,670     2.96       0.80    1.40      1.57      2.18
 2007                   1.16    1.23      49,828,789    64,418,112     4.94       0.80    1.40      3.59      4.21
 2006                   1.11    1.19      38,815,136    49,048,860     4.69       0.80    1.40      3.35      3.97
 2005                   1.07    1.15      37,245,272    46,605,425     2.91       0.80    1.40      1.58      2.19

 Small Cap
 ---------
 2009                  29.62   31.40         661,935    21,239,228     0.08       0.80    1.40     32.90     33.70
 2008                  22.15   23.62         590,953    14,602,128     ----       0.80    1.40    (37.88)   (37.51)
 2007                  35.45   38.03         623,473    24,976,796     ----       0.80    1.40     10.24     10.90
 2006                  31.97   34.50         597,459    22,244,788     ----       0.80    1.40     18.89     19.61
 2005                  26.73   29.02         635,991    20,219,432     ----       0.80    1.40      1.21      1.81

 Small Co. Equity
 ----------------
 2009                  24.08   25.42         293,153     7,356,934     0.12       0.80    1.40     23.76     24.52
 2008                  19.46   20.41         357,826     7,216,653     ----       0.80    1.40    (31.02)   (30.61)
 2007                  28.21   29.42         472,494    13,745,773     ----       0.80    1.40      0.16      0.76
 2006                  28.16   29.19         605,482    17,500,894     ----       0.80    1.40      6.64      7.28
 2005                  26.41   27.21         770,800    20,782,358     ----       0.80    1.40     (3.27)    (2.69)

 Focused MidCap
 --------------
 2009                  18.72   19.77         737,921    14,396,467     1.36       0.80    1.40     36.99     37.78
 2008                  13.66   14.35       1,397,139    19,852,680     0.62       0.80    1.40    (44.91)   (44.58)
 2007                  24.80   25.89       1,938,773    49,747,183     0.35       0.80    1.40      3.58      4.20
 2006                  23.94   24.84       1,945,062    47,897,503     0.08       0.80    1.40     12.02     12.69
 2005                  21.38   22.05       1,741,492    38,057,513     0.16       0.80    1.40      4.39      5.02

 Calvert:
 Balanced
 --------
 2009                   1.98    2.00       2,360,891     4,720,972     2.09       0.80    1.40     23.55     24.30
 2008                   1.60    1.61       2,688,395     4,335,308     2.35       0.80    1.40    (32.28)   (31.87)
 2007                   2.37    2.37       3,116,296     7,401,718     2.35       0.80    1.40      1.33      1.94
 2006                   2.32    2.34       3,232,633     7,553,177     2.40       0.80    1.40      7.27      7.91
 2005                   2.15    2.18       3,224,198     6,991,411     1.68       0.80    1.40      4.19      4.81

 Intl. Equity
 ------------
 2009                  16.66   17.05         332,035     5,562,647     0.60       0.80    1.40     19.96     20.68
 2008                  13.80   14.21         391,487     5,441,044     2.08       0.80    1.40    (47.73)   (47.41)
 2007                  26.25   27.19         451,660    12,001,600     1.30       0.80    1.40      1.14      1.75
 2006                  25.80   26.88         466,513    12,215,608     0.63       0.80    1.40     25.76     26.52
 2005                  20.39   21.37         424,044     8,803,674     0.33       0.80    1.40      8.42      9.07

                                     FS-53

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                     At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                        Inv.
                          Unit                          Net Assets     Income        Expense            Total
                        Value ($)            Units          ($)        Ratio %       Ratio %           Return %
                    ------------------ ---------------- ------------ ---------- ----------------- ------------------
                       Min     Max                                              Min      Max      Min       Max
 Calvert, continued:
 Mid Cap
 -------
 2009                  25.75   26.06        139,821      3,618,100     ----       0.80    1.40      30.19    30.97
 2008                  19.66   20.02        182,633      3,613,970     ----       0.80    1.40     (38.07)  (37.69)
 2007                  31.55   32.32        293,945      9,349,549     ----       0.80    1.40       8.63     9.28
 2006                  28.87   29.75        178,873      5,208,622     ----       0.80    1.40       5.40     6.03
 2005                  27.23   28.23        177,698      4,899,068     ----       0.80    1.40      (0.97)   (0.38)

 Equity
 ------
 2009                  16.66   17.41        277,278      4,808,189     0.38       0.80    1.40      32.40    33.19
 2008                  12.58   13.07        322,743      4,209,246     ----       0.80    1.40     (36.69)  (36.31)
 2007                  19.86   20.52        314,542      6,439,756     ----       0.80    1.40       8.45     9.11
 2006                  18.31   18.81        316,023      5,932,282     ----       0.80    1.40       8.53     9.18
 2005                  16.87   17.22        316,196      5,437,790     0.06       0.80    1.40       3.10     3.72

 Income
 ------
 2009                  20.92   21.89      1,398,215     30,483,140     4.32       0.80    1.40      19.11    19.82
 2008                  17.56   18.27      2,547,353     46,372,608     4.25       0.80    1.40     (12.87)  (12.35)
 2007                  20.16   20.84      3,013,853     62,539,649     4.82       0.80    1.40       3.54     4.16
 2006                  19.47   20.01      2,471,433     49,250,970     4.52       0.80    1.40       3.60     4.22
 2005                  18.79   19.20      1,935,924     37,040,214     3.68       0.80    1.40       2.28     2.89

 American Century:
 Income & Growth
 ---------------
 2009                   6.36    6.77      1,894,536     12,675,554     4.82       0.80    1.40      16.46    17.16
 2008                   5.46    5.78      2,182,141     12,468,763     2.20       0.80    1.40     (35.50)  (35.11)
 2007                   8.47    8.90      2,913,317     25,694,046     2.08       0.80    1.40      (1.46)   (0.87)
 2006                   8.60    8.98      4,570,340     40,696,487     1.72       0.80    1.40      15.47    16.16
 2005                   7.45    7.73      4,172,367     32,004,125     1.89       0.80    1.40       3.18     3.80

 Mid Cap Value
 -------------
 2009                  12.48   12.55         91,490      1,146,007     4.01       0.80    1.40      28.14    28.91
 2008                   9.74    9.74         82,450        802,138     ----       0.80    1.40     (24.39)  (22.66)
 2007                   ----    ----           ----           ----     ----       ----    ----       ----     ----
 2006                   ----    ----           ----           ----     ----       ----    ----       ----     ----
 2005                   ----    ----           ----           ----     ----       ----    ----       ----     ----

 AIM:
 Dynamics
 --------
 2009                  12.69   13.47        216,001      2,874,679     ----       0.80    1.40      40.47    41.31
 2008                   9.03    9.53        260,700      2,460,221     ----       0.80    1.40     (48.80)  (48.49)
 2007                  17.64   18.51        319,073      5,854,658     ----       0.80    1.40      10.62    11.29
 2006                  15.95   16.63        422,227      6,970,549     ----       0.80    1.40      14.51    15.19
 2005                  13.93   14.44        430,819      6,189,603     ----       0.80    1.40       9.19     9.84

                                     FS-54

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                     At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                        Inv.
                          Unit                          Net Assets     Income        Expense            Total
                        Value ($)            Units          ($)        Ratio %       Ratio %           Return %
                    ------------------ ---------------- ------------ ---------- ----------------- ------------------
                       Min     Max                                              Min      Max      Min       Max
 AIM, continued:
 Intl. Growth
 ------------
 2009                  26.67   26.76         65,221      1,742,956     2.04       0.80    1.40     33.37     34.17
 2008                  19.94   20.00         13,703        273,472     1.47       0.80    1.40    (37.46)     0.18
 2007                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----       ----    ----      ----      ----

 Global
 ------
 2009                  12.03   12.08      1,278,479     15,434,499     ----       0.80    1.40     34.30     42.06
 2008                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----       ----    ----      ----      ----

 Summit:
 S&P MidCap
 ----------
 2009                  15.68   16.55        562,867      9,119,813     0.91       0.80    1.40     34.49     35.33
 2008                  11.66   12.23        630,565      7,525,802     2.14       0.80    1.40    (37.52)   (37.15)
 2007                  18.66   19.45        719,152     13,659,271     0.95       0.80    1.40      5.89      6.53
 2006                  17.62   18.26        823,496     14,649,898     0.86       0.80    1.40      8.20      8.85
 2005                  16.29   16.78        840,594     13,671,800     0.52       0.80    1.40     10.40     11.06

 Russell Small Cap
 -----------------
 2009                  11.62   12.23        385,031      4,718,016     0.58       0.80    1.40     24.45     25.20
 2008                   9.33    9.77        471,050      4,608,351     2.03       0.80    1.40    (34.88)   (34.49)
 2007                  14.33   14.92        484,915      7,257,998     0.69       0.80    1.40     (3.56)    (2.98)
 2006                  14.86   15.38        632,293      9,782,835     0.64       0.80    1.40     15.97     16.67
 2005                  12.82   13.18        686,361      9,141,279     0.56       0.80    1.40      2.58      3.19

 Nasdaq-100 Index
 ----------------
 2009                   4.59    4.86      1,242,891      5,945,769     0.09       0.80    1.40     51.38     52.29
 2008                   3.03    3.19      1,234,078      3,874,989     0.04       0.80    1.40    (42.71)   (43.36)
 2007                   5.30    5.54      1,549,391      8,463,894     1.06       0.80    1.40     16.85     17.55
 2006                   4.53    4.71      1,239,645      5,771,907     0.14       0.80    1.40      5.19      5.82
 2005                   4.31    4.45      1,512,844      6,659,256     0.62       0.80    1.40     (0.10)     0.50

 EAFE Intl.
 ----------
 2009                  72.77   73.44          8,320        609,925     2.75       0.80    1.40     26.08     26.84
 2008                  57.71   57.90          6,483        375,082     3.60       0.80    1.40    (42.25)   (41.10)
 2007                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----       ----    ----      ----      ----

                                     FS-55

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                        Inv.
                          Unit                          Net Assets     Income        Expense            Total
                        Value ($)            Units          ($)        Ratio %       Ratio %           Return %
                    ------------------ ---------------- ------------ ---------- ----------------- ------------------
                       Min     Max                                              Min      Max      Min       Max
 Summit, continued:
 Inflation
 ---------
 2009                  53.79   54.30        418,491     22,703,692     0.48       0.80    1.40      6.13      6.77
 2008                  50.68   50.85        227,171     11,546,475     2.88       0.80    1.40     (6.82)    (5.77)
 2007                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----       ----    ----      ----      ----

 Aggressive
 ----------
 2009                  43.59   44.02          6,228        273,400     0.86       0.80    1.40     18.42     19.13
 2008                  36.81   36.95          5,496        202,918     3.28       0.80    1.40    (27.24)   (26.32)
 2007                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----       ----    ----      ----      ----

 Conservative
 ------------
 2009                  49.00   49.42         26,977      1,330,723     1.26       0.80    1.40     10.84     11.51
 2008                  44.21   44.32         21,658        959,019     2.93       0.80    1.40    (14.25)   (10.96)
 2007                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----       ----    ----      ----      ----

 Target
 ------
 2009                  44.51   45.55          8,626        390,236     1.50       0.80    1.40     16.12     22.82
 2008                  39.22   39.28          4,572        179,350     9.07       0.80    1.25    (23.82)   (16.27)
 2007                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----       ----    ----      ----      ----

 Natural Resources
 -----------------
 2009                  46.73   47.20         59,146      2,784,184     0.30       0.80    1.40     29.26     30.03
 2008                  36.16   36.30         47,445      1,720,263     0.14       0.80    1.40    (46.63)   (46.28)
 2007                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----       ----    ----      ----      ----

 S&P 500
 -------
 2009                  73.84   74.31        421,665     31,221,060     1.94       0.80    1.40     24.36     25.11
 2008                  59.37   59.39        513,787     30,510,163     1.65       0.80    1.40      2.74      2.77
 2007                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----       ----    ----      ----      ----

                                     FS-56

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                        Inv.
                          Unit                          Net Assets     Income        Expense            Total
                        Value ($)            Units          ($)        Ratio %       Ratio %           Return %
                    ------------------ ---------------- ------------ ---------- ----------------- ------------------
                       Min     Max                                              Min      Max      Min       Max
 Summit, continued:
 Zenith
 ------
 2009                  61.57   61.95      1,596,210     98,738,233     2.14       0.80    1.40     23.66     24.41
 2008                  49.78   49.80      1,569,986     78,178,183     0.52       0.80    1.40      2.78      2.81
 2007                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----       ----    ----      ----      ----

 Third Avenue:
 Value
 -----
 2009                  24.08   25.44      1,747,581     43,930,137     ----       0.80    1.40     43.34     44.20
 2008                  16.80   17.64      1,948,052     33,956,450     0.84       0.80    1.40    (44.44)   (44.11)
 2007                  30.24   31.57      2,321,096     72,328,276     2.15       0.80    1.40     (6.13)    (5.57)
 2006                  32.22   33.43      2,591,911     85,548,704     1.33       0.80    1.40     14.18     14.86
 2005                  28.22   29.11      2,561,340     73,671,121     1.30       0.80    1.40     13.04     13.72

 Dreyfus:
 MidCap
 ------
 2009                  15.70   16.38        155,799      2,536,202     1.00       0.80    1.40     33.45     34.25
 2008                  11.76   12.20        192,025      2,329,551     0.81       0.80    1.40    (41.28)   (40.92)
 2007                  20.03   20.66        232,317      4,767,907     0.31       0.80    1.40     (0.03)     0.58
 2006                  20.04   20.54        272,024      5,548,641     0.18       0.80    1.40      6.19      6.82
 2005                  18.87   19.23        262,583      5,022,029     ----       0.80    1.40      7.43      8.07

 Scudder:
 Small Mid Value
 ---------------
 2009                  10.05   10.15      1,603,658     16,266,347     1.49       0.80    1.40     27.91     28.67
 2008                   7.86    7.89      1,023,997      8,074,060     ----       0.80    1.40    (32.81)   (30.75)
 2007                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----       ----    ----      ----      ----

 Thematic
 --------
 2009                   8.21    8.29         49,158        406,752     1.15       0.80    1.40     41.83     42.68
 2008                   5.79    5.81         27,165        157,701     ----       0.80    1.40    (47.35)   (46.85)
 2007                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----       ----    ----      ----      ----

                                     FS-57

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                        Inv.
                          Unit                          Net Assets     Income        Expense            Total
                        Value ($)            Units          ($)        Ratio %       Ratio %           Return %
                    ------------------ ---------------- ------------ ---------- ----------------- ------------------
                       Min     Max                                              Min      Max      Min       Max
 Neuberger Berman:
 Regency
 -------
 2009                  12.62   12.72         44,140        558,689     2.05       0.80    1.40     44.53     45.40
 2008                   8.74    8.75          5,138         44,944     1.39       0.80    1.40    (46.72)   (42.30)
 2007                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----       ----    ----      ----      ----

 T. Rowe:
 Blue Chip
 ---------
 2009                   9.30    9.39      6,262,158     58,753,761     ----       0.80    1.40     39.83     40.66
 2008                   6.65    6.67      4,777,748     31,877,934     0.16       0.80    1.40    (39.77)   (39.33)
 2007                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----       ----    ----      ----      ----

 Pimco:
 Total Return
 ------------
 2009                  11.40   11.46      5,663,280     64,860,419     2.99       0.80    1.40      7.89      9.20
 2008                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----       ----    ----      ----      ----

6.  CHANGES IN UNITS OUTSTANDING
--------------------------------

    The changes in units outstanding for the periods ended December 31 were as follows:

                                                     2009                     2008
                                             ---------------------     --------------------
    Fidelity:
    Equity-Income IC
    ----------------
    Units issued                                        203,732                   382,250
    Units redeemed                                     (347,341)                 (676,357)
                                             ---------------------     --------------------
    Net increase(decrease)                             (143,609)                 (294,107)
                                             =====================     ====================

    Equity-Income SC
    ----------------
    Units issued                                         89,946                   270,389
    Units redeemed                                     (133,566)                 (484,478)
                                             ---------------------     --------------------
    Net increase(decrease)                              (43,620)                 (214,089)
                                             =====================     ====================

    Equity-Income SC2
    -----------------
    Units issued                                        987,955                 2,778,970
    Units redeemed                                   (1,113,261)               (3,906,997)
                                             ---------------------     --------------------
    Net increase(decrease)                             (125,306)               (1,128,027)
                                             =====================     ====================

                                     FS-58

6.  CHANGES IN UNITS OUTSTANDING, continued
-------------------------------------------

                                                     2009                     2008
                                             ---------------------     --------------------
    Fidelity, continued:
    Growth IC
    ---------
    Units issued                                         88,990                   163,792
    Units redeemed                                     (170,101)                 (266,726)
                                             ---------------------     --------------------
    Net increase(decrease)                              (81,111)                 (102,934)
                                             =====================     ====================

    Growth SC
    ---------
    Units issued                                         39,185                    62,096
    Units redeemed                                      (70,117)                 (124,990)
                                             ---------------------     --------------------
    Net increase(decrease)                              (30,932)                  (62,894)
                                             =====================     ====================

    Growth SC2
    ----------
    Units issued                                        318,956                   378,534
    Units redeemed                                     (361,893)                 (456,007)
                                             ---------------------     --------------------
    Net increase(decrease)                              (42,937)                  (77,473)
                                             =====================     ====================

    High Income IC
    --------------
    Units issued                                        691,975                   593,810
    Units redeemed                                     (684,494)                 (604,785)
                                             ---------------------     --------------------
    Net increase(decrease)                                7,481                   (10,975)
                                             =====================     ====================

    High Income SC
    --------------
    Units issued                                        564,098                   579,429
    Units redeemed                                     (593,012)                 (590,512)
                                             ---------------------     --------------------
    Net increase(decrease)                              (28,914)                  (11,083)
                                             =====================     ====================

    High Income SC2
    ---------------
    Units issued                                     10,040,230                 7,459,749
    Units redeemed                                   (9,359,880)               (6,382,776)
                                             ---------------------     --------------------
    Net increase(decrease)                              680,350                 1,076,973
                                             =====================     ====================

    Overseas IC
    -----------
    Units issued                                        138,479                   285,117
    Units redeemed                                     (230,035)                 (470,935)
                                             ---------------------     --------------------
    Net increase(decrease)                              (91,556)                 (185,818)
                                             =====================     ====================

    Overseas SC
    -----------
    Units issued                                         63,617                   200,427
    Units redeemed                                     (116,881)                 (337,620)
                                             ---------------------     --------------------
    Net increase(decrease)                              (53,264)                 (137,193)
                                             =====================     ====================

    Overseas SC2
    ------------
    Units issued                                        966,968                 2,002,157
    Units redeemed                                   (1,016,164)               (2,627,725)
                                             ---------------------     --------------------
    Net increase(decrease)                              (49,196)                 (625,568)
                                             =====================     ====================

                                     FS-59

6.  CHANGES IN UNITS OUTSTANDING, continued
-------------------------------------------

                                                     2009                     2008
                                             ---------------------     --------------------
    Fidelity, continued:
    Asset Mgr. IC
    -------------
    Units issued                                         44,408                    88,613
    Units redeemed                                     (196,479)                 (230,831)
                                             ---------------------     --------------------
    Net increase(decrease)                             (152,071)                 (142,218)
                                             =====================     ====================

    Asset Mgr. SC
    -------------
    Units issued                                         23,980                    41,374
    Units redeemed                                      (47,332)                 (112,995)
                                             ---------------------     --------------------
    Net increase(decrease)                              (23,352)                  (71,621)
                                             =====================     ====================

    Asset Mgr. SC2
    --------------
    Units issued                                         62,515                   153,184
    Units redeemed                                     (121,928)                 (135,765)
                                             ---------------------     --------------------
    Net increase(decrease)                              (59,413)                   17,419
                                             =====================     ====================

    Inv. Bond IC
    ------------
    Units issued                                        747,505                 1,769,575
    Units redeemed                                   (1,069,537)               (2,210,409)
                                             ---------------------     --------------------
    Net increase(decrease)                             (322,032)                 (440,834)
                                             =====================     ====================

    Inv. Bond SC2
    -------------
    Units issued                                      3,495,365                 7,874,908
    Units redeemed                                   (4,637,016)               (8,000,409)
                                             ---------------------     --------------------
    Net increase(decrease)                           (1,141,651)                 (125,501)
                                             =====================     ====================

    Contrafund IC
    -------------
    Units issued                                        230,804                   449,269
    Units redeemed                                     (401,381)                 (757,597)
                                             ---------------------     --------------------
    Net increase(decrease)                             (170,577)                 (308,328)
                                             =====================     ====================

    Contrafund SC
    -------------
    Units issued                                         90,442                   256,183
    Units redeemed                                     (187,269)                 (472,770)
                                             ---------------------     --------------------
    Net increase(decrease)                              (96,827)                 (216,587)
                                             =====================     ====================

    Contrafund SC2
    --------------
    Units issued                                      1,319,381                 2,676,629
    Units redeemed                                   (1,420,491)               (3,486,768)
                                             ---------------------     --------------------
    Net increase(decrease)                             (101,110)                 (810,139)
                                             =====================     ====================

    Asset Mgr. Gr. IC
    -----------------
    Units issued                                         40,273                   103,914
    Units redeemed                                      (63,798)                 (133,065)
                                             ---------------------     --------------------
    Net increase(decrease)                              (23,525)                  (29,151)
                                             =====================     ====================
                                     FS-60

6.  CHANGES IN UNITS OUTSTANDING, continued
-------------------------------------------

                                                     2009                     2008
                                             ---------------------     --------------------
    Fidelity, continued:
    Asset Mgr. Gr. SC
    -----------------
    Units issued                                         10,333                    19,529
    Units redeemed                                      (22,480)                  (33,786)
                                             ---------------------     --------------------
    Net increase(decrease)                              (12,147)                  (14,257)
                                             =====================     ====================

    Asset Mgr. Gr. SC2
    ------------------
    Units issued                                         31,955                   134,941
    Units redeemed                                      (81,412)                 (121,386)
                                             ---------------------     --------------------
    Net increase(decrease)                              (49,457)                   13,555
                                             =====================     ====================

    Mid Cap SC2
    -----------
    Units issued                                      1,477,788                      ----
    Units redeemed                                     (905,468)                     ----
                                             ---------------------     --------------------
    Net increase(decrease)                              572,320                      ----
                                             =====================     ====================

    Alger:
    Balanced
    --------
    Units issued                                        225,286                   404,859
    Units redeemed                                     (349,160)                 (631,701)
                                             ---------------------     --------------------
    Net increase(decrease)                             (123,874)                 (226,842)
                                             =====================     ====================

    MFS:
    Strategic Inc.
    --------------
    Units issued                                        915,350                 1,383,771
    Units redeemed                                     (847,534)               (1,879,950)
                                             ---------------------     --------------------
    Net increase(decrease)                               67,816                  (496,179)
                                             =====================     ====================

    Utilities
    ---------
    Units issued                                        735,431                   979,563
    Units redeemed                                     (900,042)               (1,311,698)
                                             ---------------------     --------------------
    Net increase(decrease)                             (164,611)                 (332,135)
                                             =====================     ====================

    New Discovery
    -------------
    Units issued                                        510,285                   481,417
    Units redeemed                                     (565,504)                 (541,447)
                                             ---------------------     --------------------
    Net increase(decrease)                              (55,219)                  (60,030)
                                             =====================     ====================

    Research
    --------
    Units issued                                     15,549,446                 8,980,718
    Units redeemed                                  (15,463,535)               (5,303,643)
                                             ---------------------     --------------------
    Net increase(decrease)                               85,911                 3,677,075
                                             =====================     ====================

                                     FS-61

6.  CHANGES IN UNITS OUTSTANDING, continued
-------------------------------------------

                                                     2009                     2008
                                             ---------------------     --------------------
    MFS, continued:
    Total Return
    ------------
    Units issued                                        166,268                    78,900
    Units redeemed                                     (107,112)                  (27,198)
                                             ---------------------     --------------------
    Net increase(decrease)                               59,156                    51,702
                                             =====================     ====================

    Van Kampen:
    Emerging Markets
    ----------------
    Units issued                                      3,830,396                 3,151,797
    Units redeemed                                   (3,893,558)               (3,056,861)
                                             ---------------------     --------------------
    Net increase(decrease)                              (63,162)                   94,936
                                             =====================     ====================

    Global Value
    ------------
    Units issued                                        519,710                   589,728
    Units redeemed                                     (637,647)                 (741,831)
                                             ---------------------     --------------------
    Net increase(decrease)                             (117,937)                 (152,103)
                                             =====================     ====================

    Intl. Magnum
    ------------
    Units issued                                        520,401                   625,695
    Units redeemed                                     (641,440)                 (791,741)
                                             ---------------------     --------------------
    Net increase(decrease)                             (121,039)                 (166,046)
                                             =====================     ====================

    U.S. Real Estate
    ----------------
    Units issued                                      1,477,163                 2,054,898
    Units redeemed                                   (1,910,202)               (1,968,001)
                                             ---------------------     --------------------
    Net increase(decrease)                             (433,039)                   86,897
                                             =====================     ====================

    Ameritas:
    Core Strat.
    -----------
    Units issued                                     13,140,553                10,563,010
    Units redeemed                                  (12,760,792)               (9,962,316)
                                             ---------------------     --------------------
    Net increase(decrease)                              379,761                   600,694
                                             =====================     ====================

    MidCap
    ------
    Units issued                                        716,869                 1,124,361
    Units redeemed                                     (978,870)               (1,211,678)
                                             ---------------------     --------------------
    Net increase(decrease)                             (262,001)                  (87,317)
                                             =====================     ====================

    Money Market
    ------------
    Units issued                                     80,349,957               248,493,468
    Units redeemed                                 (111,358,804)             (217,780,659)
                                             ---------------------     --------------------
    Net increase(decrease)                          (31,008,847)               30,712,809
                                             =====================     ====================

                                     FS-62

6.  CHANGES IN UNITS OUTSTANDING, continued
-------------------------------------------

                                                     2009                     2008
                                             ---------------------     --------------------
    Ameritas, continued:
    Small Cap
    ---------
    Units issued                                      1,383,847                 1,057,658
    Units redeemed                                   (1,312,865)               (1,090,178)
                                             ---------------------     --------------------
    Net increase(decrease)                               70,982                   (32,520)
                                             =====================     ====================

    Small Co. Equity
    ----------------
    Units issued                                        271,381                   352,945
    Units redeemed                                     (336,054)                 (467,613)
                                             ---------------------     --------------------
    Net increase(decrease)                              (64,673)                 (114,668)
                                             =====================     ====================

    Focused MidCap
    --------------
    Units issued                                      1,598,379                 3,504,149
    Units redeemed                                   (2,257,597)               (4,045,783)
                                             ---------------------     --------------------
    Net increase(decrease)                             (659,218)                 (541,634)
                                             =====================     ====================

    Calvert:
    Balanced
    --------
    Units issued                                      1,325,566                 1,706,355
    Units redeemed                                   (1,653,070)               (2,134,256)
                                             ---------------------     --------------------
    Net increase(decrease)                             (327,504)                 (427,901)
                                             =====================     ====================

    Intl. Equity
    ------------
    Units issued                                        373,723                   422,061
    Units redeemed                                     (433,175)                 (482,234)
                                             ---------------------     --------------------
    Net increase(decrease)                              (59,452)                  (60,173)
                                             =====================     ====================

    Mid Cap
    -------
    Units issued                                             12                    68,588
    Units redeemed                                      (42,824)                 (179,900)
                                             ---------------------     --------------------
    Net increase(decrease)                              (42,812)                 (111,312)
                                             =====================     ====================

    Equity
    ------
    Units issued                                        313,823                   285,409
    Units redeemed                                     (359,288)                 (277,208)
                                             ---------------------     --------------------
    Net increase(decrease)                              (45,465)                    8,201
                                             =====================     ====================

    Income
    ------
    Units issued                                      3,480,531                 6,973,876
    Units redeemed                                   (4,629,669)               (7,440,376)
                                             ---------------------     --------------------
    Net increase(decrease)                           (1,149,138)                 (466,500)
                                             =====================     ====================

                                     FS-63

6.  CHANGES IN UNITS OUTSTANDING, continued
-------------------------------------------

                                                     2009                     2008
                                             ---------------------     --------------------
    American Century:
    Income & Growth
    ---------------
    Units issued                                      2,604,434                 3,022,584
    Units redeemed                                   (2,892,039)               (3,753,760)
                                             ---------------------     --------------------
    Net increase(decrease)                             (287,605)                 (731,176)
                                             =====================     ====================

    Mid Cap Value
    -------------
    Units issued                                        216,082                   236,689
    Units redeemed                                     (207,042)                 (154,239)
                                             ---------------------     --------------------
    Net increase(decrease)                                9,040                    82,450
                                             =====================     ====================

    AIM:
    Dynamics
    --------
    Units issued                                        238,119                   276,531
    Units redeemed                                     (282,818)                 (334,904)
                                             ---------------------     --------------------
    Net increase(decrease)                              (44,699)                  (58,373)
                                             =====================     ====================

    Intl. Growth
    ------------
    Units issued                                        155,841                    20,640
    Units redeemed                                     (104,323)                   (6,937)
                                             ---------------------     --------------------
    Net increase(decrease)                               51,518                    13,703
                                             =====================     ====================

    Global
    ------
    Units issued                                      3,408,331                      ----
    Units redeemed                                   (2,129,852)                     ----
                                             ---------------------     --------------------
    Net increase(decrease)                            1,278,479                      ----
                                             =====================     ====================

    Summit:
    S&P MidCap
    ----------
    Units issued                                        597,106                   681,712
    Units redeemed                                     (664,804)                 (770,299)
                                             ---------------------     --------------------
    Net increase(decrease)                              (67,698)                  (88,587)
                                             =====================     ====================

    Russell Small Cap
    -----------------
    Units issued                                        433,326                   495,389
    Units redeemed                                     (519,345)                 (509,254)
                                             ---------------------     --------------------
    Net increase(decrease)                              (86,019)                  (13,865)
                                             =====================     ====================

    Nasdaq-100 Index
    ----------------
    Units issued                                      1,730,326                 1,890,153
    Units redeemed                                   (1,721,513)               (2,205,466)
                                             ---------------------     --------------------
    Net increase(decrease)                                8,813                  (315,313)
                                             =====================     ====================

                                     FS-64

6.  CHANGES IN UNITS OUTSTANDING, continued
-------------------------------------------

                                                     2009                     2008
                                             ---------------------     --------------------
    Summit, continued:
    EAFE Intl.
    ----------
    Units issued                                          9,782                     9,624
    Units redeemed                                       (7,945)                   (3,141)
                                             ---------------------     --------------------
    Net increase(decrease)                                1,837                     6,483
                                             =====================     ====================

    Inflation
    ---------
    Units issued                                      1,176,071                   588,478
    Units redeemed                                     (984,751)                 (361,307)
                                             ---------------------     --------------------
    Net increase(decrease)                              191,320                   227,171
                                             =====================     ====================

    Aggressive
    ----------
    Units issued                                          8,618                     6,543
    Units redeemed                                       (7,886)                   (1,047)
                                             ---------------------     --------------------
    Net increase(decrease)                                  732                     5,496
                                             =====================     ====================

    Conservative
    ------------
    Units issued                                         27,699                    22,699
    Units redeemed                                      (22,380)                   (1,041)
                                             ---------------------     --------------------
    Net increase(decrease)                                5,319                    21,658
                                             =====================     ====================

    Target
    ------
    Units issued                                         11,270                     5,543
    Units redeemed                                       (7,216)                     (971)
                                             ---------------------     --------------------
    Net increase(decrease)                                4,054                     4,572
                                             =====================     ====================

    Natural Resources
    -----------------
    Units issued                                         80,716                   127,500
    Units redeemed                                      (69,015)                  (80,055)
                                             ---------------------     --------------------
    Net increase(decrease)                               11,701                    47,445
                                             =====================     ====================

    S&P 500
    -------
    Units issued                                        188,499                   531,273
    Units redeemed                                     (280,621)                  (17,486)
                                             ---------------------     --------------------
    Net increase(decrease)                              (92,122)                  513,787
                                             =====================     ====================

    Zenith
    ------
    Units issued                                      4,289,281                 1,764,812
    Units redeemed                                   (4,263,057)                 (194,826)
                                             ---------------------     --------------------
    Net increase(decrease)                               26,224                 1,569,986
                                             =====================     ====================

                                     FS-65

6.  CHANGES IN UNITS OUTSTANDING, continued
-------------------------------------------

                                                     2009                     2008
                                             ---------------------     --------------------
    Third Avenue:
    Value
    -----
    Units issued                                      2,975,822                 2,624,254
    Units redeemed                                   (3,176,293)               (2,997,298)
                                             ---------------------     --------------------
    Net increase(decrease)                             (200,471)                 (373,044)
                                             =====================     ====================

    Dreyfus:
    MidCap
    ------
    Units issued                                        179,873                   222,950
    Units redeemed                                     (216,099)                 (263,242)
                                             ---------------------     --------------------
    Net increase(decrease)                              (36,226)                  (40,292)
                                             =====================     ====================

    Scudder:
    Small Mid Value
    ---------------
    Units issued                                      5,660,062                 2,541,323
    Units redeemed                                   (5,080,401)               (1,517,326)
                                             ---------------------     --------------------
    Net increase(decrease)                              579,661                 1,023,997
                                             =====================     ====================

    Thematic
    --------
    Units issued                                         65,654                    38,728
    Units redeemed                                      (43,661)                  (11,563)
                                             ---------------------     --------------------
    Net increase(decrease)                               21,993                    27,165
                                             =====================     ====================

    Neuberger Berman:
    Regency
    -------
    Units issued                                        175,998                    16,713
    Units redeemed                                     (136,996)                  (11,575)
                                             ---------------------     --------------------
    Net increase(decrease)                               39,002                     5,138
                                             =====================     ====================

    T. Rowe:
    Blue Chip
    ---------
    Units issued                                     23,036,877                11,735,767
    Units redeemed                                  (21,552,467)               (6,958,019)
                                             ---------------------     --------------------
    Net increase(decrease)                            1,484,410                 4,777,748
                                             =====================     ====================

    Pimco:
    Total Return
    ------------
    Units issued                                     13,700,216                      ----
    Units redeemed                                   (8,036,936)                     ----
                                             ---------------------     --------------------
    Net increase(decrease)                            5,663,280                      ----
                                             =====================     ====================

INDEPENDENT AUDITORS' REPORT


To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying balance sheets - statutory basis of Ameritas Life Insurance Corp. (the Company), a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of UNIFI Mutual Holding Company, as of December 31, 2009 and 2008, and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial statements give retroactive effect to the merger of the Company and LifeRe Insurance Company, which has been accounted for as a statutory merger as described in Note 2 to the financial statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 19.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Ameritas Life Insurance Corp. as of December 31, 2009 and 2008, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2009.

However, in our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the balance sheets - statutory basis of Ameritas Life Insurance Corp. as of December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, on the basis of accounting described in Note 1.


/s/ Deloitte & Touche LLP

Omaha, Nebraska
April 8, 2010

                          AMERITAS LIFE INSURANCE CORP.
                        Balance Sheets - Statutory Basis
                                 (in thousands)

                                                                                           December 31
                                                                              --------------------------------------
                                ADMITTED ASSETS                                     2009                2008
                                                                              ------------------ -------------------
 Bonds                                                                         $     1,622,431    $     1,611,483
 Preferred stocks                                                                       14,639             39,943
 Common stocks                                                                         853,962            196,764
 Mortgage loans                                                                        378,816            386,556
 Real estate:
   Properties occupied by the company                                                   26,120             27,366
   Properties held for the production of income                                         31,408             36,396
   Properties held for sale                                                             12,641                  -
 Cash, cash equivalents, and short-term investments                                     28,299             41,969
 Loans on insurance contracts                                                          101,073            108,471
 Other investments                                                                      89,603            129,699
                                                                              ------------------ -------------------
     Total Cash and Invested Assets                                                  3,158,992          2,578,647
 Investment income due and accrued                                                      24,444             24,518
 Deferred and uncollected premiums                                                      22,466             20,980
 Federal income taxes recoverable - affiliates                                          23,468             25,209
 Net deferred tax asset                                                                 24,508             18,574
 Other admitted assets                                                                  18,070             16,572
 Separate account assets                                                             3,257,507          2,457,887
                                                                              ------------------ -------------------
     Total Admitted Assets                                                     $     6,529,455    $     5,142,387
                                                                              ================== ===================

                      LIABILITIES AND CAPITAL AND SURPLUS
 Reserves for life, accident and health policies                               $     1,728,378    $     1,700,868
 Deposit-type funds                                                                    197,409            197,433
 Reserves for unpaid claims                                                             43,211             39,454
 Dividends payable to policyholders                                                      8,377             10,027
 Interest maintenance reserve                                                            1,400                  -
 Accrued commissions, expenses and insurance taxes                                      30,914             26,536
 Accrued separate account transfers                                                    (69,204)           (63,292)
 Asset valuation reserve                                                                27,106              4,995
 Borrowed money                                                                              -              7,491
 Other liabilities                                                                      55,361             50,363
 Separate account liabilities                                                        3,257,507          2,457,887
                                                                              ------------------ -------------------
     Total Liabilities                                                               5,280,459          4,431,762
                                                                              ------------------ -------------------

 Common stock, par value $0.10 per share; 25,000,000 shares authorized,
   issued and outstanding                                                                2,500              2,500
 Additional paid-in capital                                                            457,438              5,000
 Special surplus funds - additional deferred tax asset (Note 4)                          8,815                  -
 Unassigned surplus                                                                    780,243            703,125
                                                                              ------------------ -------------------
     Total Capital and Surplus                                                       1,248,996            710,625
                                                                              ------------------ -------------------
     Total Liabilities and Capital and Surplus                                 $     6,529,455    $     5,142,387
                                                                              ================== ===================

The accompanying notes are an integral part of these statutory basis financial statements.

                          AMERITAS LIFE INSURANCE CORP.
   Summary of Operations and Changes in Capital and Surplus - Statutory Basis
                                 (in thousands)

                                                                                Years Ended December 31
                                                                   -------------------------------------------------
                                                                        2009            2008             2007
                                                                   --------------- ---------------- ----------------
 Premiums and Other Revenue
   Premium income                                                   $   1,228,645   $   1,299,308    $   1,089,253
   Net investment income                                                  119,853         139,432          137,849
   Commissions and expense allowances on reinsurance
     ceded                                                                  3,176           3,589            3,584
   Miscellaneous income                                                    35,209          46,205           49,484
                                                                   --------------- ---------------- ----------------
     Total Premiums and Other Revenue                                   1,386,883       1,488,534        1,280,170
                                                                   --------------- ---------------- ----------------
 Expenses
   Benefits to policyholders                                              933,160       1,043,267          922,363
   Change in reserves for life, accident and health contracts              27,510         114,019           14,114
   Commissions                                                             58,836          57,127           60,584
   General insurance expenses                                             153,804         138,710          145,612
   Taxes, licenses and fees                                                17,139          17,239           18,521
   Net transfers to separate accounts                                     126,113          89,831           32,454
                                                                   --------------- ---------------- ----------------
     Total Expenses                                                     1,316,562       1,460,193        1,193,648
                                                                   --------------- ---------------- ----------------
 Gain from Operations before Dividends, Federal Income
   Tax Expense and Net Realized Capital Gains (Losses)                     70,321          28,341           86,522
   Dividends to policyholders                                               8,245           9,995           10,157
                                                                   --------------- ---------------- ----------------
 Gain from Operations before Federal Income Tax
   Expense and Net Realized Capital Gains (Losses)                         62,076          18,346           76,365
   Federal income tax expense                                              10,216          17,530           21,386
                                                                   --------------- ---------------- ----------------
 Gain from Operations before Net Realized Capital Gains
   (Losses)                                                                51,860             816           54,979
   Net realized capital gains (losses)                                     (1,934)        (72,798)          22,216
                                                                   --------------- ---------------- ----------------
 Net Income (Loss)                                                         49,926         (71,982)          77,195

 Additional paid in capital:
   Capital contributions from parent                                      452,438               -                -
 Special surplus funds:
   Additional deferred tax asset admissibility (Note 4)                     8,815               -                -
 Unassigned surplus:
   Change in unrealized capital gains, net of taxes                        63,620         (37,589)         (15,015)
   Change in net deferred income taxes                                    (13,745)         16,391            4,115
   Change in non-admitted assets                                           22,677         (49,095)          (6,761)
   Change in asset valuation reserve                                      (22,111)         63,608           (6,147)
   Change in liability for reinsurance in unauthorized
    companies                                                               1,854          (1,828)             (26)
   Cumulative effect of change in accounting principle (Note 1)              (103)              -                -
   Dividends paid to stockholder (Note 8)                                 (25,000)        (87,000)               -
   Correction of an error (Note 20)                                             -               -           (1,292)
                                                                   --------------- ---------------- ----------------
 Increase (Decrease) in Capital and Surplus                               538,371        (167,495)          52,069
 Capital and Surplus at the Beginning of the Year                         710,625         878,120          826,051
                                                                   --------------- ---------------- ----------------
 Capital and Surplus at the End of Year                             $   1,248,996   $     710,625    $     878,120
                                                                   =============== ================ ================

The accompanying notes are an integral part of these statutory basis financial statements.

                                       3

                          AMERITAS LIFE INSURANCE CORP.
                   Statements of Cash Flows - Statutory Basis
                                 (in thousands)


                                                                             Years Ended December 31
                                                               -----------------------------------------------------
                                                                     2009              2008             2007
                                                               -----------------------------------------------------
 OPERATING ACTIVITIES
 Premium collected, net of reinsurance                          $     1,227,463   $     1,300,052  $     1,088,928
 Net investment income received                                         123,323           142,048          142,247
 Miscellaneous income                                                    38,433            65,750           67,591
 Benefits paid to policyholders                                        (931,922)       (1,037,835)        (917,732)
 Net transfers to separate accounts                                    (129,037)          (67,533)         (30,007)
 Commissions, expenses and taxes paid                                  (201,461)         (232,119)        (238,076)
 Dividends paid to policyholders                                         (9,819)          (10,222)         (10,233)
 Federal income taxes paid                                                   (4)           (4,734)         (46,438)
                                                               -----------------------------------------------------
      Net cash from operating activities                                116,976           155,407           56,280
                                                               -----------------------------------------------------

 INVESTING ACTIVITIES
 Proceeds from investments sold, matured or repaid                      467,198           435,961          576,114
 Cost of investments acquired                                        (1,006,301)         (530,336)        (655,860)
 Net change in loans on insurance contracts                               7,633            (2,997)          (4,021)
                                                               -----------------------------------------------------
      Net cash from investing activities                               (531,470)          (97,372)         (83,767)
                                                               -----------------------------------------------------

 FINANCING AND MISCELLANEOUS ACTIVITIES
 Paid in capital contributions                                          452,438                 -                -
 Payments on borrowed funds                                              (7,456)           (9,942)          (9,942)
 Change in deposit-type funds                                            (2,731)           84,639           13,880
 Dividends to stockholder                                               (25,000)          (87,000)               -
 Other miscellaneous, net                                               (16,427)          (18,542)          (1,724)
                                                               -----------------------------------------------------
      Net cash from financing and miscellaneous activities              400,824           (30,845)           2,214
                                                               -----------------------------------------------------

 NET INCREASE (DECREASE) IN CASH, CASH
   EQUIVALENTS AND SHORT-TERM INVESTMENTS                               (13,670)           27,190          (25,273)

 CASH, CASH EQUIVALENTS AND SHORT-TERM
   INVESTMENTS - BEGINNING OF YEAR                                       41,969            14,779           40,052
                                                               -----------------------------------------------------

 CASH, CASH EQUIVALENTS AND SHORT- TERM
   INVESTMENTS - END OF YEAR                                    $        28,299   $        41,969  $        14,779
                                                               =====================================================

 Non-cash transactions reported in operating, investing and financing activities:
   Affiliated companies contributed by parent (Note 5)          $       452,087   $             -  $             -
   Postretirement benefit plan merger contributed by
     parent (Note 7)                                                        351                 -                -
   Common stock adjustments on dissolution of affiliates                      -                 -           10,855

 The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies
-----------------------------------------------------------------------

Nature of Operations
Ameritas Life Insurance Corp. ("the Company" or "ALIC"), a stock life insurance company domiciled in the state of Nebraska, is a wholly owned subsidiary of Ameritas Holding Company ("AHC"), which is a wholly owned subsidiary of UNIFI Mutual Holding Company ("UNIFI"). AHC also wholly owns Summit Investment Advisors, Inc. ("Summit"), an advisor providing investment management services.

UNIFI is a mutual insurance holding company. Owners of designated policies issued by the Company have a membership interest in UNIFI, while contractual rights remain with the Company.

Effective October 1, 1998 (the Effective Date) the Company formed a closed block (the Closed Block) of policies, under an arrangement approved by the Insurance Department of the State of Nebraska ("the Department") to provide for dividends on policies that were in force on the Effective Date and which were within the classes of individual policies for which the Company had a dividend scale in effect on the Effective Date. The Closed Block was designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies including maintaining dividend scales in effect at the Effective Date, if the experience underlying such scales continues. The assets, including revenue thereon, will accrue solely to the benefit of the owners of policies included in the block until the block is no longer in effect.

The Company wholly owns Acacia Life Insurance Company ("Acacia Life"), a District of Columbia domiciled life insurance subsidiary (effective December 22, 2009 when it was contributed by AHC), The Union Central Life Insurance Company ("UCL"), a Nebraska (Ohio prior to April 15, 2009) domiciled life insurance subsidiary (effective April 22, 2009 when it was contributed by AHC), First Ameritas Life Insurance Corp. of New York ("First Ameritas"), a New York domiciled life insurance subsidiary, LifeRe Insurance Company (acquired July 3, 2007 and now merged with Ameritas, effective October 1, 2008) ("LifeRe"), a Texas domiciled life insurance subsidiary and Ameritas Variable Life Insurance Company (now merged with Ameritas, effective May 1, 2007) ("AVLIC"). Pathmark Administrators Inc., a wholly owned third-party administrator, was sold to an outside party on May 31, 2009. Ameritas Investment Advisors, Inc. ("AIA"), an advisor providing investment management services, was wholly owned by Ameritas until July 1, 2007 when it was sold to AHC and renamed to Summit. Ameritas owns 80% of Ameritas Investment Corp. ("AIC"), a broker dealer, and the remaining 20% ownership is with Centralife Annuities Services, Inc., a wholly owned subsidiary of Aviva USA (formerly AmerUs Life Insurance Company) ("Aviva USA").

Effective July 3, 2007, the Company purchased 100% of the outstanding common stock of LifeRe Corporation, a Texas domiciled holding company, which owned 100% of LifeRe. On November 7, 2007, LifeRe Corporation was dissolved into the Company whereby the Company became a 100% owner of LifeRe. See Note 2 on Statutory Merger information.

Effective September 1, 2006, AMAL Corporation ("AMAL") (former parent of AVLIC) repurchased its outstanding shares of stock from Acacia Life and Acacia Financial Corporation ("AFCO") and issued two notes payable. On this date, AMAL became a wholly owned subsidiary of the Company. Effective September 30, 2006 AMAL was dissolved into its parent, the Company. Prior to September 1, 2006, the Company owned 85.77% of AMAL and Acacia Life companies owned the remaining 14.23% of AMAL.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies
-----------------------------------------------------------------------
(continued)
-----------

Nature of Operations, (continued)
Acacia Life is a 100% owner of AFCO, which is a holding company comprised of several financial service companies. Principal subsidiaries of AFCO include:
Calvert Group Ltd. ("Calvert"), a provider of investment advisory, management and administrative services to The Calvert Group of mutual funds; Acacia Federal Savings Bank ("AFSB"), a federally chartered savings bank; and Acacia Realty Corporation, owner of real estate properties.

UCL's wholly owned subsidiaries include Summit Investment Partners, Inc., an investment advisor ("SIP"); PRBA, Inc., the holding company of a pension administration company; Summit Investment Partners, LLC, an investment advisor (liquidated as of July 1, 2007) and Union Central Mortgage Funding, Inc, a mortgage banking business.

The Company's insurance operations consist of life and health insurance, annuity, group pension, and retirement contracts. The Company and its subsidiaries operate in all 50 states and the District of Columbia.

Basis of Presentation
The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Department.

Accounting practices and procedures of the National Association of Insurance Commissioners ("NAIC") as prescribed or permitted by the Department comprise a comprehensive basis of accounting ("NAIC SAP") other than accounting principles generally accepted in the United States of America ("GAAP").

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments ("OTTI").

Current NAIC SAP practices vary from GAAP. The more significant variances between NAIC SAP and GAAP are as follows:

     (a) Investments
     Under NAIC SAP, investments in bonds are reported at the lower of amortized cost or fair value based on their NAIC rating, and any adjustments to fair value are reported directly in unassigned surplus. Changes in the value of bonds up to amortized cost that are assigned a rating of "6" by the NAIC are reported directly in surplus. Under GAAP, bonds are carried either at amortized cost or fair value based on their classification according to the Company's ability and intent to hold the securities. Under GAAP, bonds designated at purchase as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies
-----------------------------------------------------------------------
(continued)
-----------

Basis of Presentation, (continued)
     (a) Investments, (continued)
     Under NAIC SAP, for bonds other than loan-backed and structured securities, if the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. Under GAAP, if the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

     Under NAIC SAP, all loan-backed and structured securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective method, applied consistently by asset class. If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis must be written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

     Investments in unaffiliated common stocks are valued at fair value based on their NAIC Securities Valuation Office ("SVO") valuation. Changes in the value of common stocks are reported as a change in net unrealized gains or losses in investments, a component of unassigned surplus. Under GAAP, investments in unaffiliated common stocks are designated as available-for-sale or trading and carried at fair value with net unrealized gains and losses reported in other comprehensive income if designated as available-for-sale and reported in income if designated as trading.

     Subsidiaries are included as common stocks carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company's unassigned surplus for NAIC SAP, while GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

     Investments in preferred stocks are carried at cost if the NAIC designation is RP3 and P3 or above. Preferred stocks with NAIC designations of RP4 and P4 or below are carried at the lower of cost or fair value. Under GAAP, preferred stocks would be designated at purchase as available-for-sale; under this designation preferred stocks would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies
-----------------------------------------------------------------------
(continued)
-----------

Basis of Presentation, (continued)
     (a) Investments, (continued)
     Investments in limited partnerships and joint venture investments are accounted for on the GAAP equity method for NAIC SAP, while under GAAP such investments are accounted for at cost or the equity method depending upon ownership percentage and control.

     Under NAIC SAP, valuation allowances are established through the asset valuation reserve ("AVR") for mortgage loans based on the difference between the recorded investment in the mortgage loan and the estimated fair value, less costs to obtain and sell, of the underlying real estate. Under GAAP, valuation allowances would be established through a charge to realized loss based on the difference between the recorded investment in the mortgage loan and the present value of the expected future cash flows discounted at the loans effective interest rate or the estimated fair value, less costs to obtain and sell, of the underlying real estate if foreclosure is probable.

     Under NAIC SAP, using a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds, attributable to changes in the general level of interest rates. Those deferrals are amortized over the remaining period to maturity based on groupings (in five-year bands) of individual securities sold. The net deferral is reported in the "Interest maintenance reserve" in the accompanying Balance Sheets - Statutory Basis. Realized capital gains and losses are reported in income net of federal income tax and transfers to the interest maintenance reserve ("IMR"). Under NAIC SAP, an "Asset valuation reserve" is determined based on holdings of all investments by a NAIC prescribed formula and is reported as a liability. An asset valuation reserve is not recorded under GAAP. Under GAAP, realized capital gains and losses would be reported in the statement of income on a pretax basis in the period the asset giving rise to the gain or loss is sold.

     (b) Cash, Cash Equivalents and Short-Term Investments
     Under NAIC SAP, cash, cash equivalents and short-term investments represent cash balances and investments with initial maturities of one year or less. Under GAAP, cash, cash equivalents and short-term investments balances include investments with initial maturities of three months or less.

     (c) Policy Acquisition Costs
     Under NAIC SAP, the costs of acquiring and renewing business are expensed when incurred. As such, during periods of high sales, statutory earnings will be depressed due to the lack of expense deferrals. Under GAAP, acquisition costs related to traditional term life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For traditional whole life insurance, universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs would be amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

     (d) Unearned Revenue
     Under NAIC SAP, amounts assessed policyholders that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, such charges would be reported as a liability and amortized into revenue using the same assumptions and factors as are used to amortize deferred policy acquisition costs.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies
-----------------------------------------------------------------------
(continued)
-----------

Basis of Presentation, (continued)
     (e) Non-admitted Assets
     Under NAIC SAP, certain assets designated as "non-admitted" are excluded from the accompanying Balance Sheets - Statutory Basis and are charged directly to unassigned surplus. Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

     (f) Universal Life Policies
     Under NAIC SAP, revenues for universal life-type contracts consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, revenues on universal-life type contracts are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance. Additionally, premium receipts on universal life-type contracts are considered deposits and are recorded as interest-bearing liabilities while benefits are recognized as expenses in excess of the policyholder account balance.

     (g) Reserves for Life, Accident and Health Policies
     Under NAIC SAP, certain policy reserves are calculated based on mortality and interest assumptions prescribed or permitted by state statues, without consideration of withdrawals. NAIC SAP policy reserves generally differ from policy reserves under GAAP, which are based on the Company's estimates of mortality, interest and withdrawals.

     (h) Policyholder Dividends
     Under NAIC SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date.

     (i) Reinsurance
     Under NAIC SAP, policy and contract liabilities ceded to reinsurers have been reported as reductions to the related reserves. Under GAAP, reinsurance recoverables are recorded as an asset.

     Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded and an allowance for amounts deemed uncollectible would be established through a charge to earnings.

     Under NAIC SAP, commission allowances by reinsurers on business ceded are reported as other revenue when received. Under GAAP, these expenses would be deferred and amortized with deferred policy acquisition costs.

     (j) Employee Benefits
     Under NAIC SAP, a liability for pension and other postretirement benefits is established only for vested participants and current retirees. Under NAIC SAP, the change in the minimum pension liability, less the change in any intangible asset, is recorded as an adjustment to unassigned surplus. Intangible and prepaid assets are non-admitted. Under GAAP, the liability would include unvested active participants, and the difference between the plan's assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. In addition, actuarial gains and losses and prior service costs are recorded as a component of other comprehensive income, net of tax.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies
-----------------------------------------------------------------------
(continued)
-----------

Basis of Presentation, (continued)
     (k) Federal Income Taxes
     NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets and a federal income tax provision is required on a current basis for the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

     (l) Comprehensive Income
     Comprehensive income and its components are not presented under NAIC SAP.

     (m) Goodwill
     Under NAIC SAP, goodwill is calculated as the difference between the cost of acquiring the entity and the reporting entity's share of the historical book value of the acquired entity; or as the amount that liabilities exceed assets in assumptive reinsurance transactions. Additionally, under NAIC SAP, the amount of goodwill recorded as an "admitted asset" is subject to limitation. Goodwill under GAAP is calculated as the difference between the cost of acquiring the entity and the fair value of the assets received and liabilities assumed.

Significant statutory accounting practices are as follows:

Investments
Investments are stated at amounts prescribed by the NAIC which are as follows: bonds not backed by other loans are stated at amortized cost and loan-backed bonds and structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality. The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality. All bonds with a NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Preferred stocks are stated at cost or the lower of cost or fair value based on the NAIC designation. The carrying value of an affiliated subsidiary was $12,500 and $15,000 as of December 31, 2009 and 2008, respectively.

Common stocks are generally reported at NAIC fair value. Investments in stocks of insurance subsidiaries are carried at audited statutory equity and non-insurance subsidiaries and affiliates in which the Company has an interest of 10% or more are carried equal to the Company's proportionate share of the audited GAAP basis equity after the date of acquisition, except for Pathmark which was carried at audited GAAP equity with statutory adjustments (2008 only). The carrying value of affiliated subsidiaries was $706,711 and $48,909 as of December 31, 2009 and 2008, respectively. The increase in carrying value was a result of the contribution of Acacia Life and UCL during 2009, see Note 5. The Federal Home Loan Bank ("FHLB") common stock is carried at cost. The change in the carrying value is generally recorded as a change in net unrealized losses on investments, a component of unassigned surplus.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies
-----------------------------------------------------------------------
(continued)
-----------

Investments, (continued)
Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums. The Company records a reserve for losses on mortgage loans as part of the AVR.

Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Depreciation expense is determined by the straight-line method. The intent to sell a property exists when management has committed to a plan to dispose of the property by sale to an outside party. Real estate held for sale is reported at fair value less encumbrances.

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, and all highly liquid securities purchased with an original maturity of three months or less. Short-term investments presented in the Balance Sheets - Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are stated at the aggregate unpaid principal balance. If the unpaid balance of the loan exceeds the policy reserves, the excess is considered a non-admitted asset.

The carrying amount of real estate limited partnerships, limited liability companies, and joint ventures reflect the underlying GAAP equity of the limited partnerships. Income from the limited partnerships is recognized when distributed. Unrealized gains and losses resulting from differences between the cost and carrying amount of the limited partnerships are credited or charged directly to unassigned surplus. The Company's investments in limited partnerships and joint ventures are recorded in "Other investments" in the Balance Sheets - Statutory Basis. Other investments also include an affiliated surplus note (2008 only), collateral loans, unsecured loans, and low-income housing tax credits carried under the amortized cost method. Other-than-temporary impairments of $1,859, $6,335 and $1,078 were recorded as realized losses during 2009, 2008 and 2007, respectively.

In 2008, the Company began selling futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed minimum withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company sells futures contracts on certain equity indices which expire every 90 days. The Company does not receive cash on the initial sale of the contracts, but will receive or pay cash daily based on the movement of the underlying index.

The Company is required to post collateral to the brokering bank. To comply with this requirement, the Company usually posts a short-term treasury bill with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral is recorded as an asset by the Company included in bonds on the Balance Sheets - Statutory Basis and the book adjusted/carrying value of the collateral recorded at December 31, 2009 and 2008 is $8,102 and $5,516, respectively.

Since the futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in change in net unrealized capital gains on investments and totaled $(3,483) and $129 for the years ended December 31, 2009 and 2008, respectively. The total variation margin on closed contracts is reflected in net investment income and totaled $(5,341) and $2,408 for the years ended December 31, 2009 and 2008, respectively.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies
-----------------------------------------------------------------------
(continued)
-----------

Investments, (continued)
Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on loan-backed and structured securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued with amounts over 90 days past due is non-admitted. No amount was excluded from unassigned surplus at December 31, 2009, 2008 and 2007, respectively.

Realized investment gains and losses on sales are determined using the specific identification method. If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. For bond investments other than loan-backed and structured securities, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. For loan-backed and structured security investments, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

Furniture and Equipment
Electronic data processing ("EDP") equipment at cost of $14,026 and $12,926, operating software at cost of $3,990 and $4,225, and non-operating software at cost of $28,167 and $27,334 are carried at cost less accumulated depreciation at December 31, 2009 and 2008, respectively. The admitted value of the Company's EDP and operating and nonoperating software is limited to three percent of capital and surplus. The admitted portion at cost, net of accumulated depreciation of $35,305 and $31,008, is recorded in "Other admitted assets" in the Balance Sheets - Statutory Basis. EDP equipment and operating software is depreciated using the straight line method over the lesser of the estimated useful life of the related asset or three years. Non-operating software is depreciated over the lesser of its estimated useful life or five years.

Other furniture and equipment is depreciated using the straight line method over the estimated useful lives of the assets. Buildings are generally depreciated over forty years. Furniture and fixtures are generally depreciated over three to ten years.

Depreciation expense recorded in "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis was $3,676, $3,821 and $3,803 for the years ended December 31, 2009, 2008 and 2007 respectively.

Costs incurred for the development of internal use software are capitalized and amortized using the straight-line method over the lesser of the useful lives of the assets or three years.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies
-----------------------------------------------------------------------
(continued)
-----------

Non-Admitted Assets
In accordance with statutory requirements, certain assets, designated as non-admitted assets, are excluded from the Balance Sheets - Statutory Basis and are charged directly to surplus. Non-admitted assets consist primarily of a portion of deferred tax assets, a non-admitted receivable from AHC, furniture and equipment, and negative disallowed IMR (in 2008), and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual. Total non-admitted assets were $72,630 and $104,122 at December 31, 2009 and 2008, respectively.

Reserves for Life, Accident and Health Policies and Deposit-type Funds
Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and commissioned variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM") or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities. Reserves for annuities are calculated using the Commissioners' Annuity Reserve Valuation Method ("CARVM") with appropriate statutory interest and mortality assumptions. During the year ended December 31, 2009, the Company adopted a new actuarial standard for calculating variable annuity reserves in accordance with CARVM, referred to as VA CARVM. There was no significant impact of the adoption on these statutory basis financial statements. Policy reserves include the estimated future obligations for the fixed account options selected by variable life and annuity policyholders; obligations related to variable account options are in the separate accounts.

Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserves for Unpaid Claims
The reserves for unpaid group dental and vision claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pending/unprocessed claims relative to the historic level of pended/unprocessed claims during the time period used in generating the claim lag factors. The reserves for unpaid claims for group dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies
-----------------------------------------------------------------------
(continued)
-----------

Dividends to Policyholders
Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. A portion of the Company's business has been issued on a participating basis. The amount of insurance in force on individual life participating policies was $2,082,833 or 11.1% and $2,769,840 or 14.1% of the individual life policies in force as of December 31, 2009 and 2008, respectively.

Accrued Separate Account Transfers
Accrued separate account transfers primarily consist of the amount of policyholder account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

Asset Valuation and Interest Maintenance Reserves
The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $233, $79 and $508 for 2009, 2008 and 2007, respectively.

Premiums and Related Commissions
Life premiums are recognized as income over the premium paying period of the related policies. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance
Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, and the reserves for policy and contract liabilities are reported net of reinsured amounts.

Income Taxes
The Company files a life/non-life consolidated tax return with UNIFI and UNIFI includible affiliates and is party to a federal income tax allocation agreement. The Company's income tax allocation is based upon a written agreement which generally specifies separate income tax return calculations with current credit for net operating losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies
-----------------------------------------------------------------------
(continued)
-----------

Income Taxes, (continued)
The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency for these tax-related matters when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews its loss contingencies on an ongoing basis to ensure that the Company has appropriate reserves recorded on the Balance Sheets - Statutory Basis. These reserves are based on judgment made by management with respect to the likely outcome of these matters. The Company's judgment could change based on new information, Internal Revenue Service examinations and changes in laws or regulations. The reserve for tax related contingencies was $16,875 and $14,520 at December 31, 2009 and 2008, respectively.

The statute of limitations, generally, is closed for the Company through December 31, 2002. In 2007, the Internal Revenue Service completed and settled an examination for the federal income tax returns of the Company and Acacia Life and their affiliates for the tax years of 2004 and 2003. The Company's management has determined that the settlement is not material.

Separate Accounts
Separate account assets and liabilities reported in the accompanying financial statements support individual variable annuity contracts, variable life contracts and group variable annuity contracts issued by the Company. The assets and liabilities of the separate accounts are legally separated from other Company assets and liabilities and the separate accounts investment risk is borne by the contract holders rather than the Company. Contract guarantees residing in the general account may be impacted by separate account investment performance as they would for general account investment performance. The separate account mortality and expense risk charge is recorded in "Miscellaneous income" on the Summary of Operations and Changes in Capital and Surplus-Statutory-Basis. Separate account assets and liabilities are carried at fair value and investment income and gains and losses from these accounts accrue directly to contract holders and are not in the accompanying financial statements.

Vulnerability due to Certain Concentrations
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

During 2009 and 2008, decreased liquidity in certain markets adversely impacted the fair value of the Company's investments, in particular loan-backed and structured securities, and corporate bonds. The Company anticipates these conditions will continue over the next year and will continue to evaluate the reasonableness of the fair value of the impacted securities by comparison to alternative market sources along with consideration of credit spreads for similar securities and the characteristics and performance of the underlying collateral.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies
-----------------------------------------------------------------------
(continued)
-----------

Reclassifications
Certain prior year amounts have been reclassified to conform with the current year presentation. The reclassifications have no effect on total admitted assets, total liabilities, total capital and surplus, and net income (loss). The reclassifications consist of the following:

--------------------------------------------------------------------------------------------------------------------
              Previously Reported In                                      Currently Reported In
--------------------------------------------------------------------------------------------------------------------
Balance Sheets - Statutory Basis
--------------------------------------------------------------------------------------------------------------------
  Bonds - unaffiliated                                 Bonds
  Preferred stocks    - unaffiliated                   Preferred stocks
                      - affiliated
  Common stocks       - unaffiliated                   Common stocks
                      - affiliated
  Cash and cash equivalents                            Cash, cash equivalents and short-term investments
  Short-term investments                               Cash, cash equivalents and short-term investments
  Partnerships and limited liability                   Other investments
    companies -  real estate
  Partnerships - joint ventures                        Other investments
  Other investments - unaffiliated                     Other investments
                    - affiliated
  Receivables for securities                           Other investments
  Accounts receivable - affiliates                     Other admitted assets
  Data processing and other admitted                   Other admitted assets
    assets
  Goodwill                                             Other admitted assets
  Payable for securities                               Other liabilities
  Other liabilities                                    Accrued commissions, expenses and insurance taxes
  Accounts payable - affiliates                        Other liabilities
--------------------------------------------------------------------------------------------------------------------
Summary of Operations and Changes in Capital and Surplus - Statutory Basis
--------------------------------------------------------------------------------------------------------------------
  Miscellaneous income                                 Commissions and expense allowances on reinsurance ceded
--------------------------------------------------------------------------------------------------------------------

In addition, the Statutory Statements of Changes in Capital and Surplus are now reported with the Summary of Operations and Changes in Capital and Surplus - Statutory Basis statement.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies
-----------------------------------------------------------------------
(continued)
-----------

Accounting Pronouncements
Statement of Statutory Accounting Principles No. 10R, "Income Taxes, Revised - A Temporary Replacement of SSAP No. 10" ("SSAP No. 10R")
In November 2009, the NAIC issued SSAP No. 10R, which revises SSAP No. 10 "Income Taxes" to allow for increased admissibility thresholds for admitted deferred tax assets ("DTAs") for companies with risk-based capital ("RBC") that exceeds either the trend test for those entities that are subject to a RBC trend test, or for those companies not subject to the RBC trend test, a RBC above the maximum risk-based capital level where an action level could occur as a result of a trend test, which was 250% for life insurance companies. The expanded deferred tax asset admissibility is elective. If the RBC requirements are met, an admitted deferred tax asset may be recognized in an amount equal to the federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with IRS tax loss carryback provisions, not to exceed three years; and the lesser of a) the amount of gross DTAs expected to be realized within three years of the balance sheet date, or b) fifteen percent of statutory capital and surplus adjusted to exclude any net DTAs, EDP equipment and operating system software, and any net positive goodwill; and the amount of adjusted gross DTAs that can be offset against existing gross deferred tax liabilities. SSAP No. 10R introduces a valuation allowance concept to the statutory accounting for income taxes. A valuation allowance should be provided to offset tax benefits associated with deferred tax assets if it is more likely than not that the tax benefit will not be realized. The provisions of SSAP No. 10R are effective for the year ended December 31, 2009, and 2010 interim and annual financial statements only. The cumulative effect from adoption of this statement resulted in an increase in surplus of $8,815, net of tax.

Statement of Statutory Accounting Principles No. 43R, "Loan-backed and Structured Securities" ("SSAP No. 43R")
In September 2009, the NAIC issued SSAP No. 43R, which superceded SSAP No. 43, "Loan-Backed and Structured Securities", SSAP No. 98, "Treatment of Cash Flows When Quantifying Changes in Valuations and Impairments, an Amendment of SSAP No. 43" and paragraph 13 of SSAP No. 99, "Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment". Under SSAP No. 43R, for impaired loan-backed and structured securities which an entity intends to sell, an other-than-temporary impairment loss is required to be recognized in earnings for the difference between the amortized cost basis of the security and its fair value as of the balance sheet date. For impaired securities that the entity does not expect to recover the entire cost basis of, but does not intend to sell, an other-than-temporary impairment loss is required to be recognized in earnings for the difference between the amortized cost basis of the security and the entity's estimate of the present value of future cash flows of the security, discounted at an appropriate discount rate specified in SSAP No. 43R. The provisions of SSAP No. 43R were effective as of September 30, 2009, with a cumulative effect of adoption calculated as of July 1. The adoption of this statement decreased surplus by $103 at December 31, 2009.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies
-----------------------------------------------------------------------
(continued)
-----------

Accounting Pronouncements, (continued)
Statement of Statutory Accounting Principles No. 99 "Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment" ("SSAP No. 99") Effective January 1, 2009, the NAIC issued SSAP No. 99, which establishes statutory accounting for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an other-than-temporary impairment. In periods subsequent to the recognition of other-than-temporary impairments, the reporting entity accounts for the other-than-temporarily impaired security as if the security had been purchased on the measurement date of the other-than-temporary impairment. The fair value of the security on the measurement date is the new cost basis and the new cost basis is not adjusted for subsequent recoveries in fair value. The discount or reduced premium recorded for the security, based on the new cost basis, is amortized over the remaining life of the security in the prospective manner based on the amount and timing of future estimated cash flows. The security continues to be subject to impairment analysis for each subsequent reporting period and future declines in fair value which are determined to be other-than-temporary are recorded as realized losses. The adoption of this statement did not have a material impact on the Company's financial position or results of operations.

Statement of Statutory Accounting Principles No. 100, "Fair Value Measurements" ("SSAP No. 100")
In December 2009, the NAIC adopted SSAP No. 100, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The statement is effective beginning with December 31, 2010 financial statements. The Company does not anticipate a material impact on its financial position or results of operations from adopting this statement.

Statement of Statutory Accounting Principles No. 96, "Settlement Requirements for Intercompany Transactions, An Amendment to SSAP No. 25 - Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties" ("SSAP No. 96")
Effective January 1, 2007, the Company adopted SSAP No. 96. This statement required transactions between related parties to be in the form of a written agreement and the agreement must provide for timely settlement of amounts owed. The adoption of this statement did not have a material impact on the financial statements.

Statement of Statutory Accounting Principles No. 97, "Investments in Subsidiary, Controlled and Affiliated Entities, a Replacement of SSAP No. 88 ("SSAP No. 97") Effective January 1, 2007, the Company adopted SSAP No. 97, which provided additional guidance on the audit requirements for subsidiaries. The adoption of this statement did not have a material impact on the financial statements.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

2.  Statutory Merger and Business Combination
---------------------------------------------

The Company merged with LifeRe, a wholly owned subsidiary of the Company, on October 1, 2008. This transaction was accounted for as a statutory merger. No additional shares of the Company were issued. Prior years have been adjusted to reflect comparative merged company financial information.

The following information is provided "as if" the merger occurred at January 1, 2007:

                           -----------------------------------------------------------------------------------------
                               Ameritas Life              LifeRe                                   Ameritas Life
                           As Previously Reported  As Previously Reported     Eliminations           As Merged
 -------------------------------------------------------------------------------------------------------------------
 Income                     $       1,246,445      $        33,725       $           -          $     1,280,170
 Net Income                            77,665                 (470)                  -                   77,195
 Total Capital and
  Surplus                             878,120               11,386             (11,386)                 878,120
 -------------------------------------------------------------------------------------------------------------------

In 2007, the Company paid $21,262 in cash for the purchase of the outstanding common stock of LifeRe Corporation. The transaction was accounted for as a statutory purchase and resulted in goodwill recorded in the investment carrying value in the amount of $11,331. Goodwill amortization relating to this purchase was $2,518 for the year ended December 31, 2007 and written off in 2007 upon the dissolution of LifeRe Corporation (see Note 5).

3.  Investments
---------------

Bonds
The table below provides additional information relating to bonds held at December 31, 2009:

                                                                       Gross             Gross
                                                   Cost or          Unrealized        Unrealized
                                                Amortized Cost         Gains            Losses        Fair Value
                 ---------------------------------------------------------------------------------------------------
 Bonds:
 U.S. Governments                            $          156,879  $        9,422  $          313  $          165,988
 All Other Governments                                      153               4               -                 157
 Special Revenue & Special Assessment
   Obligations and all Non-Guaranteed
   Obligations of Agencies and Authorities
   of Governments and Their Political
   Subdivisions                                         201,273           9,991             186             211,078
 Industrial & Miscellaneous (Unaffiliated)            1,248,223          63,462          11,520           1,300,165
 Hybrid Securities                                       17,642           1,256           1,456              17,442
 -------------------------------------------------------------------------------------------------------------------
 Total Bonds                                 $        1,624,170  $       84,135  $       13,475  $        1,694,830
 ===================================================================================================================

                                       19

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------

Bonds, (continued)
The table below provides additional information relating to bonds held at December 31, 2008:

                                                                       Gross             Gross
                                                   Cost or          Unrealized        Unrealized
                                                Amortized Cost         Gains            Losses        Fair Value
                 ---------------------------------------------------------------------------------------------------
 Bonds:
 U.S. Governments                            $          167,554  $        9,780  $          156  $          177,178
 All Other Governments                                      585              15               -                 600
 Special Revenue & Special Assessment
   Obligations and all Non-Guaranteed
   Obligations of Agencies and Authorities
   of Governments and Their Political
   Subdivisions                                         195,376           3,910              30             199,256
 Public Utilities (Unaffiliated)                        108,314           1,016           6,662             102,668
 Industrial & Miscellaneous (Unaffiliated)            1,142,801           9,541         124,785           1,027,557
 -------------------------------------------------------------------------------------------------------------------
 Total Bonds                                 $        1,614,630  $       24,262  $      131,633  $        1,507,259
 ===================================================================================================================

At December 31, 2009 and 2008, the amortized cost of bonds was reduced by $1,739 and $3,147, respectively, of cumulative fair value adjustments on bonds rated NAIC "6" to derive the carrying amounts of bonds in the Balance Sheets - Statutory Basis of $1,622,431 and $1,611,483, respectively.

The Company had preferred stocks of $39,943 with a fair value of $32,264 as of December 31, 2008. Based on NAIC SAP guidance, on January 1, 2009, the Company reclassified $18,128 of hybrid securities with a fair value of $12,416 from preferred stocks to bonds.

The cost or amortized cost and fair value of bonds at December 31, 2009 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                             Cost or Amortized
                                                                                    Cost             Fair Value
 -------------------------------------------------------------------------------------------------------------------
 Due in one year or less                                                     $        54,146     $        55,217
 Due after one year through five years                                               423,775             445,521
 Due after five years through ten years                                              712,753             749,198
 Due after ten years                                                                 332,042             337,971
 Bonds with multiple repayment dates                                                 101,454             106,923
 -------------------------------------------------------------------------------------------------------------------
 Total Bonds                                                                 $     1,624,170     $     1,694,830
 ===================================================================================================================

Sales of bond investments in 2009, 2008 and 2007 resulted in proceeds of $120,970, $43,359 and $93,497, respectively, on which the Company realized gross gains of $10,997, $1,436 and $3,474, respectively, and gross losses of $574, $6,879 and $473, respectively.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------

Bonds and Stocks
Realized capital gains (losses) are as follows:

                                                                       Years Ended December 31,
                                                       ---------------------------------------------------------
                                                              2009               2008               2007
 ---------------------------------------------------------------------------------------------------------------
 Bonds:
      Gross realized capital gains on sales             $        10,997    $         1,436    $         3,474
      Gross realized capital losses on sales                       (574)            (6,879)              (473)
 ---------------------------------------------------------------------------------------------------------------
 Net realized capital gains (losses) on sales                    10,423             (5,443)             3,001
 Other, including impairments and net gain on
   dispositions other than sales                                (31,977)           (30,931)              (330)
 ---------------------------------------------------------------------------------------------------------------
 Total bonds                                                    (21,554)           (36,374)             2,671
 Preferred stocks                                                (1,000)           (11,110)            (1,239)
 Common stocks                                                    9,842            (49,842)            15,597
 Real estate                                                         79                  -             17,273
 Other investments                                                6,660             (9,801)             1,391
 ---------------------------------------------------------------------------------------------------------------
 Realized capital gains (losses) before federal
  income taxes and transfer to IMR                               (5,973)          (107,127)            35,693
 Realized capital gains (losses) transferred to IMR               7,832             (8,772)                16
 Federal income tax expense (benefit)                           (11,871)           (25,557)            13,461
 ---------------------------------------------------------------------------------------------------------------
 Net realized capital gains (losses)                    $        (1,934)   $       (72,798)   $        22,216
 ===============================================================================================================

An aging of unrealized losses on the Company's investments in bonds, preferred stocks and common stocks were as follows:

                                                                    December 31, 2009
                                       -----------------------------------------------------------------------------
                                         Less than 12 months        12 months or more               Total
                                       ------------------------- ------------------------- -------------------------
                                                     Unrealized                Unrealized                Unrealized
                                         Fair Value    Losses      Fair Value    Losses      Fair Value    Losses
 -------------------------------------------------------------------------------------------------------------------
 Bonds:
 U.S. Governments                       $    10,031 $       313   $         - $         -   $    10,031 $       313
 Special Revenue & Special
   Assessment Obligations and all
   Non-Guaranteed Obligations of
   Agencies and Authorities of
   Governments and Their Political
   Subdivisions                              10,286         186             -           -        10,286         186
 Industrial & Miscellaneous
   (Unaffiliated)                            93,284       1,514        92,377      10,006       185,661      11,520
 Hybrid Securities                                -           -        12,985       1,456        12,985       1,456
 -------------------------------------------------------------------------------------------------------------------
 Total Bonds                                113,601       2,013       105,362      11,462       218,963      13,475
 -------------------------------------------------------------------------------------------------------------------
 Preferred Stocks                                 -           -           441         161           441         161
 Common Stocks                               12,583         663         4,836         743        17,419       1,406
 -------------------------------------------------------------------------------------------------------------------
 Total                                  $    12,583 $       663   $     5,277 $       904   $    17,860 $     1,567
 -------------------------------------------------------------------------------------------------------------------

                                       21

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------

Bonds and Stocks, (continued)
                                                                    December 31, 2008
                                       -----------------------------------------------------------------------------
                                         Less than 12 months        12 months or more               Total
                                       ------------------------- ------------------------- -------------------------
                                                     Unrealized                Unrealized                Unrealized
                                         Fair Value    Losses      Fair Value    Losses      Fair Value    Losses
 -------------------------------------------------------------------------------------------------------------------
 Bonds:
 U.S. Governments                       $     3,242 $        76   $     4,166 $        80   $     7,408 $       156
 Special Revenue & Special
   Assessment Obligations and all
   Non-Guaranteed Obligations of
   Agencies and Authorities of
   Governments and Their Political
   Subdivisions                               4,837          24         2,236           5         7,073          30
 Public Utilities (Unaffiliated)             61,037       4,179        15,301       2,483        76,338       6,662
 Industrial & Miscellaneous
   (Unaffiliated)                           615,479      76,444       117,880      48,342       733,359     124,785
 -------------------------------------------------------------------------------------------------------------------
 Total Bonds                                684,595      80,723       139,583      50,910       824,178     131,633
 -------------------------------------------------------------------------------------------------------------------
 Preferred Stocks                             9,907       4,425         4,465       3,314        14,372       7,739
 Common Stocks                               54,804       9,407           699         489        55,503       9,896
 -------------------------------------------------------------------------------------------------------------------
 Total                                  $   749,306 $    94,555   $   144,747 $    54,713   $   894,053 $   149,268
 -------------------------------------------------------------------------------------------------------------------

The unrealized losses in both 2009 and 2008 reported above were partially caused by the effect of the interest rate environment on certain securities with stated interest rates currently below market rates, and as such, are temporary in nature. Certain securities also experienced declines in fair value that were due in part to liquidity and credit-related considerations. The Company considers various factors when considering if a decline in fair value is other-than-temporary, including the length of time and size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company's intention and ability to sell or hold the security until maturity or recovery. Upon review of these factors, the Company has determined that such declines were temporary in nature. Therefore, the Company does not believe the unrealized losses on investments represent an other-than-temporary impairment as of December 31, 2009 and 2008.

For substantially all preferred stock and common stock securities with an unrealized loss greater than 12 months, such unrealized loss was less than 25% of the Company's carrying value of each preferred stock or common stock security. The Company considers various factors when considering if a decline in the fair value of a preferred stock and common stock security is other-than-temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company's investment managers; market liquidity; and the Company's intentions to sell or ability to hold the investments until recovery. Based on an evaluation of these factors, the Company has concluded that the declines in the fair values of the Company's investments in both unaffiliated preferred stocks and common stocks at December 31, 2009 or 2008 are temporary. During 2009 and 2008, the Company recorded $721 and $8,980, respectively, of other-than-temporary impairments as additional realized losses.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------

The Company's bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2009 and 2008, bonds totaling $92,947 and $88,750, respectively, (5.6% and 5.3%, respectively, of the total bond and short-term portfolios) are considered "below investment grade". Securities are classified as "below investment grade" by utilizing rating criteria established by the NAIC. During 2009, 2008 and 2007, the Company recorded realized losses for other-than-temporary impairments on bonds of $32,238, $36,072 and $1,657, respectively.

The Company has exposure to subprime mortgage loans within its total investments in loan-backed and structured securities. The Company manages its exposure to subprime mortgage loans in several ways. First, the Company monitors its exposure level to loan-backed and structured securities against defined restrictions prescribed by its Investment Policy. Restrictions include exposure at the aggregate level to loan-backed and structured securities along with exposure to ratings classes and subsectors. Also, the Company continually tracks subprime loan-backed and structured securities for factors including credit performance, rating agency actions, prepayment trends and de-levering. Loans with trends that may indicate underperformance are monitored closely for any further deterioration that may result in action by the Company.

As of December 31, 2009 and 2008, the Company's total investment in non-agency residential loan-backed and structured securities represents securities with an adjusted cost basis of $11,258 and $44,516 and a fair value of $9,104 and $15,948, respectively. Additionally, as of December 31, 2009 and 2008, the Company's subprime exposure related to subprime loan-backed and structured securities represents securities with an adjusted cost basis of $2,496 and $3,010 and a fair value of $2,502 and $2,640, respectively.

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments is as follows:

                                                                     OTTI Recognized in Loss
                                                                ----------------------------------
                                                  Amortized
                                                 Cost Before
                                                     OTTI           Interest        Non-interest      Fair Value
--------------------------------------------- ----------------- ----------------- ---------------- -----------------
September 30, 2009
    Present value of cash flows                  $      4,847      $         -       $     1,492      $      2,555
December 31, 2009
    Present value of cash flows                  $      7,472      $         -       $     2,965      $      3,301
--------------------------------------------- ----------------- ----------------- ---------------- -----------------

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------

A detail summary of the loan-backed and structured security investments with recognized other-than-temporary impairments is as follows:

                                                September 30, 2009
--------------------------------------------------------------------------------------------------------------------
       CUSIP          Amortized Cost      Projected Cash        Recognized        Amortized Cost
                        Before OTTI           Flows                OTTI             After OTTI        Fair Value
-------------------- ------------------ ------------------- ------------------ ------------------ ------------------
94985EAE1               $         27       $         26        $          1       $         26       $         24
74922EBE8                         40                 38                   2                 38                 47
74922RBF6                         20                 18                   2                 18                 64
94983FAG5                         51                 48                   3                 48                 61
17312KAT9                         76                 73                   3                 73                100
3622X7AU0                        208                204                   4                204                707
12544CBB6                         66                 62                   4                 62                 99
761118VP0                         57                 51                   6                 51                 32
12638PCA5                        142                122                  20                122                104
57643MMX9                        418                393                  25                393                243
466247B93                        455                428                  27                428                209
94984MAU8                        284                221                  63                221                363
17313QAC2                        414                284                 130                284                126
05953YCF6                        950                814                 136                814                121
17312DAL2                      1,639                573               1,066                573                255
-------------------- ------------------ ------------------- ------------------ ------------------ ------------------
Total                   $      4,847       $      3,355        $      1,492       $      3,355       $      2,555
==================== ================== =================== ================== ================== ==================

                                                 December 31, 2009
--------------------------------------------------------------------------------------------------------------------
       CUSIP          Amortized Cost      Projected Cash        Recognized        Amortized Cost
                        Before OTTI           Flows                OTTI             After OTTI        Fair Value
-------------------- ------------------ ------------------- ------------------ ------------------ ------------------
76110HL56               $        437       $        304        $        133       $        304       $        122
94983FAF7                      3,044              2,208                 836              2,208              2,085
52520MGY3                      1,726                748                 978                748                214
05949CKB1                      2,265              1,247               1,018              1,247                880
-------------------- ------------------ ------------------- ------------------ ------------------ ------------------
Total                   $      7,472       $      4,507        $      2,965       $      4,507       $      3,301
==================== ================== =================== ================== ================== ==================

A summary of loan-backed and structured security investments with unrealized losses for which an other-than-temporary impairment has not been recognized as of December 31, 2009 is as follows:

                                 Unrealized less than 12 months                Unrealized 12 months or more
                         -------------------------------------------------------------------------------------------
                                                              Unrealized                                 Unrealized
                             Amortized Cost     Fair Value       Losses    Amortized Cost   Fair Value     Losses
 -------------------------------------------------------------------------------------------------------------------

 Structured securities      $    21,889      $    21,311     $   (578)    $    18,990      $  16,730   $   (2,260)
 -------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------

Mortgage Loans
The Company invests in mortgage loans collateralized principally by commercial real estate. The maximum and minimum lending rates for mortgage loans issued during 2009 are 7.75% and 6.30%. The maximum percentage of any one loan to the value of security at the time the loan was originated, exclusive of insured, guaranteed or purchase money mortgages, was 75% with the exception of two loans for which the portion exceeding 75% is admitted under investment "basket" provisions. The Company has not included taxes, assessments or other amounts advanced in mortgage loans at December 31, 2009, 2008 and 2007.

The Company's mortgage loans finance various types of commercial and multi-family residential properties throughout the United States. The geographic distributions of the mortgage loans at December 31, 2009 and 2008 are as follows:

                                                                                      2009              2008
 -------------------------------------------------------------------------------------------------------------------
 California                                                                      $        48,236  $        47,082
 Minnesota                                                                                28,808           31,483
 Ohio                                                                                     27,712           29,074
 Utah                                                                                     25,771           24,036
 Oregon                                                                                   24,181           21,480
 Arizona                                                                                  21,653           17,048
 Texas                                                                                    20,032           21,346
 All other states                                                                        182,423          195,007
 -------------------------------------------------------------------------------------------------------------------
                                                                                 $       378,816  $       386,556
 ===================================================================================================================

At December 31, 2009, 2008 and 2007, the Company does not have any impaired mortgage loans or interest income on impaired mortgage loans. Interest income on impaired mortgage loans is generally recognized on a cash basis.

Fair Value of Financial Instruments
The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

         Bonds and Preferred Stocks - The fair values for bonds and preferred stocks are based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of loan-backed and structured securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

         Common Stocks - For publicly traded securities and affiliated mutual funds, fair value is obtained from independent pricing services or fund managers. For stock in FHLB carrying amount approximates fair value. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------

Fair Value of Financial Instruments, (continued)
         Mortgage Loans - The fair values for mortgage loans are estimated using discounted cash flow calculations which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral.

         Cash, Cash Equivalents and Short-term Investments, and Investment Income Due and Accrued - The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments.

         Other Investments - The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments, except when an instrument becomes other than temporarily impaired and a new cost basis has been recognized. The fair value for these instruments becomes their new cost basis. The fair value of the affiliated surplus note included in other investments was internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the note. Other investments carried on the equity method are not included as part of the fair value disclosure.

         Loans on Insurance Contracts - The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

         Deposit-Type Funds - Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

         Borrowed money - The fair value is estimated using discounted cash flow analyses based on current incremental borrowing rates for similar types of borrowing arrangements.

         Separate Account Assets and Liabilities - The fair values of separate account assets are based upon net asset values provided by the fund managers. Separate account liabilities are carried at the fair value of the underlying assets.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------

Fair Value of Financial Instruments, (continued)
The book/adjusted carrying value and fair value of financial instruments at December 31 are as follows:

                                                               2009                             2008
                                                 -------------------------------------------------------------------
                                                  Book/Adjusted                    Book/Adjusted
                                                  Carrying Value    Fair Value     Carrying Value    Fair Value
 -------------------------------------------------------------------------------------------------------------------
 Financial Assets:
     Bonds                                        $    1,622,431  $    1,694,830   $    1,611,483  $    1,507,259
     Preferred stocks                                     14,639          15,670           39,943          32,264
     Common stocks                                       147,692         147,692          148,587         148,587
     Mortgage loans                                      378,816         381,664          386,556         405,865
     Cash, cash equivalents and short-term
       investments                                        28,299          28,299           41,969          41,969
     Loans on insurance contracts                        101,073         103,361          108,471         105,537
     Other investments                                     3,375           3,413           26,796          14,908
     Investment income due and accrued                    24,444          24,444           24,518          24,518
     Separate account assets                           3,257,507       3,257,507        2,457,887       2,457,887
 Financial Liabilities:
     Deposit-type funds                           $      197,409  $      197,409   $      197,433  $      197,433
     Borrowed money                                            -               -            7,491           7,484
     Separate account liabilities                      3,257,507       3,257,507        2,457,887       2,457,887
 -------------------------------------------------------------------------------------------------------------------

Fair Value Measurements of Financial Instruments
Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market.

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company's financial assets carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by GAAP fair value measurements guidance. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset's classification is based on the lowest level input that is

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------

Fair Value Measurements of Financial Instruments, (continued) significant to its fair value measurement in its entirety. In summary, the levels of the fair value hierarchy are as follows:

     o Level 1 - Values are unadjusted quoted prices for identical assets in active markets accessible at the measurement date.

     o Level 2 - Inputs include quoted prices for similar assets in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

     o Level 3 - Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company's best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

The following table provides information about the Company's assets measured at fair value on a recurring basis by the GAAP fair value measurement guidance levels described above as follows:

                                                                             December 31, 2009
                                                        ------------------------------------------------------------
                                                           Level 1         Level 2     Level 3         Total
 -------------------------------------------------------------------------------------------------------------------
 Assets:
     Common stocks                                       $     134,591   $       -   $       8,295   $    142,886
 -------------------------------------------------------------------------------------------------------------------
   Subtotal excluding separate account assets                  134,591           -           8,295        142,886
     Separate account assets                                 3,257,463           -               -      3,257,463
 -------------------------------------------------------------------------------------------------------------------
 Total assets accounted for at fair market value         $   3,392,054   $       -   $       8,295   $  3,400,349
 -------------------------------------------------------------------------------------------------------------------

                                                                             December 31, 2008
                                                        ------------------------------------------------------------
                                                           Level 1         Level 2     Level 3         Total
 -------------------------------------------------------------------------------------------------------------------
 Assets:
     Common stocks                                       $     137,020   $       -   $       6,664   $    143,684
 -------------------------------------------------------------------------------------------------------------------
   Subtotal excluding separate account assets                  137,020           -           6,664        143,684
     Separate account assets                                 2,457,822           -               -      2,457,822
 -------------------------------------------------------------------------------------------------------------------
 Total assets accounted for at fair market value         $   2,594,842   $       -   $       6,664   $  2,601,506
 -------------------------------------------------------------------------------------------------------------------

Fair values and changes in the fair values of separate account assets generally accrue directly to the policyholders and are not included in the Company's revenues and expenses or surplus.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------

Fair Value Measurements of Financial Instruments, (continued)
The following valuation techniques used to measure the fair values by type of investment in the above table follow:

Level 1 - Financial Assets
These assets include actively-traded exchange-listed common stocks and mutual funds. Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Separate account assets in Level 1 include actively-traded institutional and retail mutual fund investments where fair value represents net asset values received from fund managers who stand ready to transact at the quoted values.

Level 2 - Financial Assets
As of December 31, 2009, there were no financial assets measured at fair value on a recurring basis in Level 2.

Level 3 - Financial Assets
The common stock classified as Level 3 was based on an uncorroborated broker quote using unobservable inputs.

The following table summarizes changes to our financial instruments for the years ended December 31, 2009 and 2008 carried at fair value for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements:

                                                                                           Common stocks
 -------------------------------------------------------------------------------------------------------------------
 Fair value at January 1, 2008                                                             $       3,700
 Total gains or losses (realized and unrealized)
   Included in net income                                                                              -
   Included in unassigned surplus                                                                  2,964
 Purchases, sales, issuances, and settlements                                                          -
 Transfers in/out of Level 3                                                                           -
 -------------------------------------------------------------------------------------------------------------------
 Fair value at December 31, 2008                                                                   6,664
 Total gains or losses (realized and unrealized)
   Included in net income                                                                              -
   Included in unassigned surplus                                                                  1,631
 Purchases, sales, issuances, and settlements                                                          -
 Transfers in/out of Level 3                                                                           -
 -------------------------------------------------------------------------------------------------------------------
 Fair value at December 31, 2009                                                           $       8,295
 -------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------

Fair Value Measurements of Financial Instruments, (continued)
Certain financial assets are measured at fair value on a non-recurring basis, such as certain bonds and preferred stocks valued at the lower of cost or fair value, or investments that are impaired during the reporting period and recorded at fair value on the Balance Sheets - Statutory Basis at December 31, 2009 and 2008. The following tables summarize the assets measured at fair value on a non-recurring basis as of December 31, 2009 and 2008 and the total realized/unrealized losses for 2009 and 2008:

                                                                      December 31, 2009
                                    --------------------------------------------------------------------------------
                                                                                                    Total Realized
                                                                                                     /Unrealized
                                          Level 1         Level 2        Level 3          Total          Losses
--------------------------------------------------------------------------------------------------------------------
Bonds                                $               $         392  $         642   $       1,034   $      (5,238)
--------------------------------------------------------------------------------------------------------------------

                                                                      December 31, 2008
                                    --------------------------------------------------------------------------------
                                                                                                    Total Realized
                                                                                                     /Unrealized
                                          Level 1         Level 2        Level 3          Total          Losses
--------------------------------------------------------------------------------------------------------------------
Bonds                                $           -   $       9,191  $       4,022   $      13,213   $     (31,390)
Preferred Stocks                     $           -   $       1,200  $           -   $       1,200   $      (1,747)
--------------------------------------------------------------------------------------------------------------------

The bonds measured at fair value on a non-recurring basis include NAIC 6 designated bonds totaling $968 and $474 and impaired bonds totaling $66 and $12,739 as of December 31, 2009 and 2008, respectively. The $642 and $4,022 of bonds classified as Level 3 as of December 31, 2009 and 2008, respectively, were valued based on uncorroborated dealer quotes or internal valuation using unobservable inputs. The preferred stocks recorded at fair value on a non-recurring basis as of December 31, 2008 was due to impairments.

4.  Income Taxes
----------------

The application of SSAP No. 10R requires a company to evaluate the recoverability of deferred tax assets and to establish a valuation allowance if necessary to reduce the deferred tax asset to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable income in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

4.  Income Taxes, (continued)
-----------------------------

The components of the net deferred tax asset/(liability) ("DTA/DTL") as of December 31, 2009 are as follows:

                                                                   Ordinary          Capital           Total
 -------------------------------------------------------------------------------------------------------------------
 Gross deferred tax assets                                      $        61,558   $         5,192  $        66,750
 Statutory valuation allowance                                                -                 -                -
 -------------------------------------------------------------------------------------------------------------------
 Adjusted gross deferred tax assets                                      61,558             5,192           66,750
 Gross deferred tax liabilities                                          (7,210)          (10,522)         (17,732)
 -------------------------------------------------------------------------------------------------------------------
 Net DTA/DTL before admissibility test                          $        54,348   $        (5,330) $        49,018
 ===================================================================================================================

The Company has not recognized a deferred tax liability on its wholly owned subsidiaries because it does not have any plans to dispose of these subsidiaries and, in the event of disposition, any gain or loss would not be a taxable event for the Company.

The amount of admitted adjusted gross deferred tax assets under each component of SSAP No. 10R as of December 31, 2009 is:
                                                                   Ordinary          Capital           Total
 -------------------------------------------------------------------------------------------------------------------
 10.a.      Federal income taxes recoverable through loss
            carryback                                          $        15,692   $             -  $        15,692
 10.b.i.    Adjusted gross DTA expected to be realized in one
            year                                                             -                 -                -
 10.b.ii.   10% adjusted statutory capital and surplus limit            85,173                 -           85,173
            Admitted pursuant to 10.b. (lesser of i. or ii.)                 -                 -                -
 10.c.      Admitted pursuant to 10.c.                                   7,210            10,522           17,732
 10.e.i.    Adjusted admitted pursuant to 10.e.i.                        8,815                 -            8,815
 10.e.ii.a. Adjusted gross DTA expected to be realized in
            three years                                                      -                 -                -
 10.e.ii.b. 15% adjusted statutory capital and surplus limit           127,760                 -          127,760
            Additional admitted pursuant to 10.e.ii.                         -                 -                -
 10.e.iii.  Additional admitted pursuant to 10.e.iii.                        -                 -                -

 Total admitted DTA                                            $        31,718   $        10,522  $        42,240
 Total DTL                                                              (7,210)          (10,522)         (17,732)
 -------------------------------------------------------------------------------------------------------------------
 Net admitted DTA                                              $        24,508   $             -  $        24,508
 ===================================================================================================================

 Non-admitted DTA                                              $        29,840   $        (5,330) $        24,510
 -------------------------------------------------------------------------------------------------------------------

The Company has met the necessary risk-based capital levels to be able to admit the increased amount of deferred tax assets under SSAP No. 10R and an election has been made to admit DTAs pursuant to SSAP No. 10R. Such election was not available in 2008.

                                       31

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

4.  Income Taxes, (continued)
-----------------------------

The Company recorded a change in admitted DTAs during 2009 as the result of its election to employ the provision of paragraph 10.e. of SSAP No. 10R as follows:

                                                                   Ordinary          Capital           Total
 -------------------------------------------------------------------------------------------------------------------
 Gross deferred tax assets                                      $        (9,897)  $        (4,441) $       (14,338)
 Statutory valuation allowance                                                -                 -                -
 -------------------------------------------------------------------------------------------------------------------
 Adjusted gross deferred tax assets                                      (9,897)           (4,441)         (14,338)
 Gross deferred tax liabilities                                           6,563           (10,203)          (3,640)
 -------------------------------------------------------------------------------------------------------------------
 Net DTA/DTL before admissibility test                          $        (3,334)  $       (14,644) $       (17,978)
 ===================================================================================================================

 10.a.      Federal income taxes recoverable through loss
            carryback                                           $        (2,882)  $             -  $        (2,882)
 10.b.i.    Adjusted gross DTA expected to be realized in one
            year                                                              -                 -                -
 10.b.ii.   10% adjusted statutory capital and surplus limit                936                 -              936
            Admitted pursuant to 10.b. (lesser of i. or ii.)                  -                 -                -
 10.c.      Admitted pursuant to 10.c.                                   (6,563)           10,203            3,640
 10.e.i.    Adjusted admitted pursuant to 10.e.i.                         8,815                 -            8,815
 10.e.ii.a. Adjusted gross DTA expected to be realized in
            three years                                                       -                 -                -
 10.e.ii.b. 15% adjusted statutory capital and surplus limit            127,760                 -          127,760
            Additional admitted pursuant to 10.e.ii.                          -                 -                -
 10.e.iii.  Additional admitted pursuant to 10.e.iii.                         -                 -                -

 Change in total admitted DTA                                   $          (629)  $        10,203  $         9,574
 Change in total DTL                                                      6,563           (10,203)          (3,640)
 -------------------------------------------------------------------------------------------------------------------
 Change in net admitted DTA or DTL                              $         5,934   $             -  $         5,934
 ===================================================================================================================

 Change in non-admitted DTA                                     $        (9,268)  $       (14,644) $       (23,912)
 -------------------------------------------------------------------------------------------------------------------

The increase in non-admitted deferred tax assets was included in change in non-admitted assets in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2009, 2008 and 2007.

                                       32

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

4.  Income Taxes, (continued)
-----------------------------

The following table provides the Company's assets,  capital and surplus, and RBC information  with the DTA calculated  under SSAP No. 10R paragraphs 10(a) to (c)
and the  additional  DTA  determined  under SSAP No. 10R  paragraph  10.e. as of
December 31, 2009:
                                                               SSAP No. 10R 10     SSAP No. 10R
                                                                  (a) to (c)           10.e.          Difference
 -------------------------------------------------------------------------------------------------------------------
 Admitted DTAs                                                  $        33,425   $        42,240  $         8,815
 Admitted assets                                                      6,520,640         6,529,455            8,815
 Statutory surplus                                                    1,240,181         1,248,996            8,815
 Total adjusted capital                                               1,293,685         1,302,500            8,815
 RBC authorized control level                                           119,810           120,997            1,187
 -------------------------------------------------------------------------------------------------------------------

Federal income taxes incurred at December 31 consist of the following major components:

                                                                     2009             2008              2007
 -------------------------------------------------------------------------------------------------------------------
 Current federal income taxes
 Operations                                                    $        10,216   $        17,530  $        21,386
 Capital gains (losses)                                                 (9,131)          (28,627)          13,432
 Change in accounting principle                                            (55)                -                -
 Correction of error (see Note 20)                                           -                 -             (696)
 -------------------------------------------------------------------------------------------------------------------
                                                                         1,030           (11,097)          34,122
 Change in net deferred income taxes                                    13,745           (16,391)          (4,115)
 -------------------------------------------------------------------------------------------------------------------
     Total federal income taxes incurred                       $        14,775   $       (27,488) $        30,007
 ===================================================================================================================

The difference between the U.S. federal income tax rate and the federal income taxes incurred at December 31 is summarized as follows:

                                                                     2009             2008              2007
 -------------------------------------------------------------------------------------------------------------------
 Income before federal income taxes and realized capital
   gains (losses)                                              $        62,076   $        18,346  $        76,365
 Net realized capital gains (losses) before federal income
   taxes and transfers to IMR                                           (5,972)         (107,127)          35,693
 Change in accounting principle                                           (158)                -                -
 Change in unauthorized reinsurance                                      1,854                 -                -
 Correction of error (see Note 20)                                           -                 -           (1,988)
 -------------------------------------------------------------------------------------------------------------------
 Total pretax income (loss)                                             57,800           (88,781)         110,070
 Change in non-admitted assets                                         (11,868)          (12,946)          (6,547)
 Tax exempt income                                                      (9,329)           (7,966)         (10,784)
 Nondeductible expenses                                                    932            (2,969)            (107)
 Other                                                                    (366)           (3,809)          (4,526)
 -------------------------------------------------------------------------------------------------------------------
                                                                        37,169          (116,471)          88,106
 Statutory tax rate                                                       0.35              0.35             0.35
 -------------------------------------------------------------------------------------------------------------------
                                                                        13,009           (40,765)          30,837
 Change in federal income tax reserve                                    2,355            13,729             (647)
 Tax credits                                                              (589)             (452)            (183)
 -------------------------------------------------------------------------------------------------------------------
       Total federal income taxes incurred                     $        14,775   $       (27,488) $        30,007
 ===================================================================================================================

                                       33

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

4.  Income Taxes, (continued)
-----------------------------

The items that give rise to deferred tax assets and liabilities at December 31 relate to the following:

                                                                                      2009              2008
 -------------------------------------------------------------------------------------------------------------------
 Deferred tax assets:
 Unrealized investment losses                                                    $         5,192  $         9,633
 Deferred policy acquisition costs                                                        17,552           17,510
 Future policy and contract benefits                                                      11,553           16,899
 Policyholder dividends                                                                    2,928            3,510
 Acacia Life Insurance Company distribution                                                1,633            2,026
 Pension and postretirement benefits                                                       7,380            9,517
 Non-admitted assets                                                                      16,842           18,285
 Net operating/net capital and credits                                                       353              449
 Other                                                                                     3,317            3,259
 -------------------------------------------------------------------------------------------------------------------
 Gross deferred tax assets                                                                66,750           81,088
 -------------------------------------------------------------------------------------------------------------------
 Deferred tax liabilities:
 Unrealized investment gains                                                              11,822              849
 Acacia National Life Insurance Company inforce                                              480              807
 Other                                                                                     5,430           12,436
 -------------------------------------------------------------------------------------------------------------------
 Gross deferred tax liabilities                                                           17,732           14,092
 -------------------------------------------------------------------------------------------------------------------
 Net deferred tax asset                                                                   49,018           66,996
 Less:  non-admitted deferred tax assets                                                  24,510           48,422
 -------------------------------------------------------------------------------------------------------------------
 Net admitted deferred tax asset                                                 $        24,508  $        18,574
 ===================================================================================================================

 Increase (decrease) in deferred tax assets non-admitted                         $       (23,912) $        32,690
 ===================================================================================================================

                                       34

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

4.  Income Taxes, (continued)
-----------------------------

The change in net deferred income taxes is comprised of the following:
                                                                          December 31
                                                                     2009             2008             Change
 -------------------------------------------------------------------------------------------------------------------
 Gross deferred tax assets                                     $        66,750   $        81,088  $       (14,338)
 Gross deferred tax liabilities                                         17,732            14,092            3,640
 -------------------------------------------------------------------------------------------------------------------
 Net deferred tax asset                                        $        49,018   $        66,996          (17,978)
 =================================================================================================
 Tax effect of unrealized gains                                                                             4,233
                                                                                                 -------------------
 Change in net deferred income tax                                                                $       (13,745)
                                                                                                 ===================

                                                                          December 31
                                                                     2008             2007             Change
 -------------------------------------------------------------------------------------------------------------------
 Gross deferred tax assets                                     $        81,088   $        60,465  $        20,623
 Gross deferred tax liabilities                                         14,092            28,970          (14,878)
 -------------------------------------------------------------------------------------------------------------------
 Net deferred tax asset                                        $        66,996   $        31,495           35,501
 =================================================================================================
 Tax effect of unrealized gains                                                                           (19,110)
                                                                                                 -------------------
 Change in net deferred income tax                                                                $        16,391
                                                                                                 ===================

                                                                          December 31
                                                                     2007             2006             Change
 -------------------------------------------------------------------------------------------------------------------
 Gross deferred tax assets                                     $        60,465   $        57,166  $         3,299
 Gross deferred tax liabilities                                         28,970            27,713            1,257
 -------------------------------------------------------------------------------------------------------------------
 Net deferred tax asset                                        $        31,495   $        29,453            2,042
 =================================================================================================
 Tax effect of unrealized gains                                                                             2,073
                                                                                                 -------------------
 Change in net deferred income tax                                                                $         4,115
                                                                                                 ===================

At December 31, 2009, the Company has a capital loss carry forward of $48 that will expire in 2011 and an alternative minimum tax credit carryover of $336.

The amount of federal income taxes incurred in preceding years, which is available for recoupment in the event of future net losses is as follows:

 Tax Year                                                          Ordinary          Capital           Total
 -------------------------------------------------------------------------------------------------------------------
 2007                                                          $        20,687   $        11,357  $        32,044
 2008                                                                        -                 -                -
 2009                                                                        -                 -                -
 -------------------------------------------------------------------------------------------------------------------
 Total                                                         $        20,687   $        11,357  $        32,044
 ===================================================================================================================

5.  Information Concerning Parent, Subsidiaries, Affiliates and Related Parties
--------------------------------------------------------------------------------

On December 15, 2009, the Department of Insurance and Securities Regulation of the District of Columbia approved Acacia Life becoming a wholly owned subsidiary of the Company. Acacia Life was transferred to the Company from AHC at the statutory equity value of the Acacia Life common stock of $324,730 at the valuation date of September 30, 2009.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

5.  Information Concerning Parent, Subsidiaries, Affiliates and Related Parties,
--------------------------------------------------------------------------------
(continued)
-----------

On April 17, 2009, the Ohio Department of Insurance approved UCL becoming a wholly owned subsidiary of the Company. On April 22, 2009, the Department approved the re-domestication of UCL from Ohio to Nebraska. Together, these two actions resulted in the reorganization of UCL as a Nebraska subsidiary of the Company whereby the statutory equity value of the UCL common stock of $127,357 was transferred to the Company at the valuation date of March 31, 2009. During 2009, the Company made the following cash contributions to UCL: $50,000 on April 23, 2009, $50,000 on June 16, 2009, and $25,000 on December 22, 2009.

The Company received cash in the amount of $149 and $2,640 on May 28, 2009 and December 2, 2008, respectively, from dividends declared by Pathmark Administrators, Inc. On May 27, 2009, Pathmark retired the common stock shares owned by the Company with a cash payment of $2,499. Pathmark was subsequently sold to an outside party on May 31, 2009 for $130. In 2008, included in the dividend amount was $2,074 recorded as a return of capital with the remainder recorded in net investment income.

On May 15, 2008, UCL issued a $25,000, 6.61% fixed to floating rate surplus note
(Note) to the Company as part of an intercompany surplus agreement. Interest accrued on the Note at a fixed annual rate of 6.61% from May 15, 2008 to May 14, 2013, and at an annual floating rate equal to the three month LIBOR plus 3.06% from June 2013 until the Note was paid in full. The note was to mature on May 15, 2048. However, on September 30, 2009, the Note was cancelled and reclassified as a capital contribution to UCL. Prior to cancellation of the Note, interest totaling $1,239 was received in 2009.

Upon the dissolution of LifeRe Corporation on November 7, 2007, the Company received consideration in the amount of $17 resulting in no realized capital gain or loss. Included in the book/adjusted carrying value of LifeRe Corporation was $8,813 of goodwill, which was released in 2007 upon the dissolution.

Effective June 30, 2007, the Company sold 100% of the outstanding common shares of AIA to the Company's parent, AHC, for $660 in cash resulting in a realized capital gain of $559. AIA subsequently changed its name to Summit. Summit is an advisor providing investment management services to all the insurance companies within UNIFI.

With the AMAL dissolution into the Company as of September 30, 2006, included in the book/adjusted carry value of AMAL was $21,711 of goodwill, which was released at that time. The Company received assets totaling $2,766 and liabilities of $40,856 (including $29,825 as disclosed in Note 6 - Borrowed Money and $10,000 related to a note with the Company, which was subsequently retired upon the dissolution).

On January 30, 2003, the Company purchased 520,562 shares of common stock from AFSB valued on that date for $10,000. During 2005, the Company made additional contributions of $1,479 as paid in capital to AFSB. On December 20, 2009, the Company made an additional contribution of $3,698 as paid in capital to AFSB whereby the Company continues to own 14.79% of AFSB after this contribution.

In 2003, the Company received $2,452 in bonds and related accrued interest as of November 30, 2003 in payment of a $2,500 dividend declared by Pathmark Administrators, Inc. The remaining $48 was paid in cash. The bonds were transferred at fair value with the Company recording a deferred gain of $120 to be amortized over the life of the bonds. During 2009, the remaining unamortized gain of $84 was recognized in net realized capital gains (losses).

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

5.  Information Concerning Parent, Subsidiaries, Affiliates and Related Parties,
--------------------------------------------------------------------------------
(continued)
-----------

Effective April 1, 2002, AVLIC (now merged with the Company) and Acacia National Life Insurance Company (merged with Acacia Life as of January 1, 2004) entered into agreements under which the Company accepted, either on a coinsurance (the fixed account business) or on a modified coinsurance basis (the separate account business), the rights, liabilities and obligations of the variable life and annuity products of Acacia Life. In addition, the Company entered into an assumptive reinsurance agreement to assume these ceded policies upon regulatory or policyholder approval as required. In connection with these agreements, assets and liabilities were transferred from Acacia Life to the Company at fair value, which resulted in recording goodwill of $10,794, which is being amortized over 10 years. Amortization of goodwill was $1,079, $1,079 and $1,080 for the years ended December 31, 2009, 2008 and 2007, respectively.

On December 20, 1999, the Company purchased $25,000 of redeemable preferred stock from Acacia Life. The stock, which pays dividends in an amount per annum equal to 6.66% in 2009, 2008 and 2007, and is non-voting, provides for redemption beginning in 2005 with final redemption on or by January 1, 2015. On June 1, 2009 and 2008, the Company redeemed 100,000 shares at $2,500.

The Company's variable life and annuity products are distributed through AIC. Policies placed generated commission expense of $13,565, $20,644 and $20,449 for the years ended December 31, 2009, 2008 and 2007, respectively.

The Company has a variable insurance trust ("VIT"). The Company offers, in conjunction with First Ameritas, the VIT as an investment option to policyholders through their separate accounts. The Company had separate account investments of $312,614 and $312,164 in the VIT as of December 31, 2009 and 2008, respectively. First Ameritas had separate account investments of $167 and $187 in the VIT as of December 31, 2009 and 2008, respectively. Affiliates of the Company provide investment advisory and administrative services to the VIT on a fee basis.

The Company offers mutual funds of Calvert Variable Series, Inc. ("CVS") and Summit Mutual Funds, Inc. ("SMF"), affiliates, to policyholders through the separate accounts. Separate account investments in the mutual funds offered through CVS and SMF were $612,059 and $430,322 as of December 31, 2009 and 2008, respectively.

The Company reported the following amounts due from (to) the below listed affiliates. The terms of the intercompany agreements require that these amounts be settled within 30 days.

                                                                      2009                        2008
 -------------------------------------------------------------------------------------------------------------------
 Ameritas Holding Company                                         $        (1,207)            $          (719)
 The Union Central Life Insurance Company                                  (7,077)                     (1,394)
 First Ameritas Life Insurance Corp. of New York                              989                         409
 Pathmark Administrators Inc.                                                   -                        (245)
 Ameritas Investment Corp.                                                    217                        (101)
 Summit Investment Advisors, Inc.                                             343                         408
 Acacia Life Insurance Company                                              2,229                       2,131
 Acacia Federal Savings Bank                                                   75                          13
 Acacia Financial Corporation                                                   2                           5
 Calvert Group Ltd.                                                           267                          35
 Summit Investment Partners, LLC                                               51                           -
 -------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

5.  Information Concerning Parent, Subsidiaries, Affiliates and Related Parties,
--------------------------------------------------------------------------------
(continued)
-----------

Aviva USA, through assumption reinsurance, has assumed approximately 99% of the Company's equity indexed annuity business as of December 31, 2009 and 2008, reducing the respective ceded allowance to $53 and $52 which is included as a reduction of reserves for life, accident and health policies. As a condition to assumption reinsurance, certain states have required the Company to remain contingently liable in the event the assuming reinsurer is unable to fulfill its obligations. The Company is contingently liable for $404 and $589 of additional reserves as of December 31, 2009 and 2008, respectively.

The Company provides technical, financial, legal and marketing support to its affiliates under various administrative service and cost-sharing agreements. Included in miscellaneous income is $0, $364 and $271 received under administrative service agreements for the years ended December 31, 2009, 2008 and 2007, respectively. Reimbursements of $38,390, $17,241 and $12,490 for the years ended December 31, 2009, 2008 and 2007 related to cost-sharing agreements with affiliates have been recorded as a reduction in general insurance expenses. In addition, the Company receives investment advisory services from an affiliate. Costs related to this agreement, included as an investment expense and reducing net investment income, totaled $3,059, $2,975 and $2,589 for the years ended December 31, 2009, 2008 and 2007, respectively.

6.  Borrowed Money
------------------

Effective September 1, 2006 the Company had an outstanding liability for borrowed money in the amount of $29,825 payable to two affiliates, Acacia Life and AFCO. These notes were issued by a 100% owned subsidiary, AMAL, during the repurchase of its outstanding common stock from Acacia Life and AFCO. These notes were payable in twelve equal quarterly installments beginning on December 1, 2006 with the final installment due on September 1, 2009. The notes carried a fixed interest rate of 5.56% based on the Bloomberg Fair Value 3-year Single "A" U.S. Insurer Index plus 0.020%. The final payment was made by the Company on September 1, 2009, as required.

The Company has a $15,000 unsecured line of credit available at December 31, 2009. No balance was outstanding at any time during 2009 or 2008. The line of credit expires May 31, 2010.

7.  Benefit Plans
-----------------

Defined Benefit Plans
The Company participates in a non-contributory defined benefit plan (the Plan or the UNIFI Pension Plan) sponsored by AHC. The Plan was formerly sponsored by the Company as a non-contributory defined benefit pension plan (Ameritas Plan) covering substantially all employees of the Company. During 2000, the Ameritas Plan was merged with the Acacia Retirement Plan (Acacia Plan), sponsored by Acacia Life and the Plan was renamed the Ameritas Acacia Pension Plan (AHC
Plan). In 2008, the Union Central Employees Pension Plan merged into the AHC Plan and the Plan was renamed the UNIFI Pension Plan.

Upon the merger of the Ameritas and Acacia Plans, accumulated benefits of the Plan were frozen, and AHC became the Plan sponsor. Accordingly, the Company's prepaid benefit cost was transferred to AHC, and the Company holds a pre-funded pension expense receivable, due from AHC. The balance of the prefunded pension expense receivable was $15,990 at December 31, 2009 and 2008, and is a non-admitted asset.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

7.  Benefit Plans, (continued)
------------------------------

Defined Benefit Plans, (continued)
The Company is charged its proportionate share of pension expense for its participation in the Plan based on the separate benefit formulas of the pre-merger plans. The Company incurred pension expense of $4,483, $2,992 and $3,103 in 2009, 2008 and 2007, respectively.

The Company also sponsors several non-qualified unfunded defined benefit pension plans where the Company makes payments under certain voluntary arrangements for payment of retirement benefits, which are not provided for under the Plan.

The Plan's assets include investments in a deposit administration contract with the Company and group annuity contracts with UCL which include investments in underlying separate accounts of the Company. The carrying value of the assets of the Plan were approximately $214,309 and $178,764 at December 31, 2009 and 2008, respectively. A portion of the separate accounts' assets are invested in mutual funds which are advised by affiliates of AHC.

The following tables provide a reconciliation of the changes in the projected benefit obligation for the years ended December 31, 2009, 2008 and 2007, and a statement of the funded status as of the December 31 measurement date for the Company's non-qualified unfunded defined benefit plans:

                                                                     2009             2008              2007
 -------------------------------------------------------------------------------------------------------------------
 Reconciliation in benefit obligation
     Benefit obligation at beginning of year                   $        13,319   $        14,768  $        12,881
     Service cost                                                           84               303              283
     Interest cost                                                         793               905              858
     Actuarial (gain)/loss                                                 777              (314)           1,435
     Special termination benefits                                            -                68                -
     Benefits paid                                                      (1,273)           (2,411)            (689)
 -------------------------------------------------------------------------------------------------------------------
     Benefit obligation at end of year                         $        13,700   $        13,319  $        14,768
 -------------------------------------------------------------------------------------------------------------------

                                                                     2009             2007              2007
 -------------------------------------------------------------------------------------------------------------------
 Funded status:
     Funded status at end of year                              $       (13,700)  $       (13,319) $       (14,768)
     Unrecognized net actuarial (gain)/loss                              1,964             1,250            2,073
     Unrecognized net transition asset                                       -                 -              (18)
     Unrecognized prior service cost                                         -                 -              129
 -------------------------------------------------------------------------------------------------------------------
     Accrued benefit cost                                      $       (11,736)  $       (12,069) $       (12,584)
 -------------------------------------------------------------------------------------------------------------------

The amount of the projected benefit obligation and accumulated benefit obligation for nonvested employees was $0 as of December 31, 2009 and 2008.

                                       39

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

7.  Benefit Plans, (continued)
------------------------------

Defined Benefit Plans, (continued)
Net periodic benefit expense as of December 31 included the following components:

                                                                     2009             2008              2007
 -------------------------------------------------------------------------------------------------------------------
 Service cost                                                  $            84   $           303  $           283
 Interest cost                                                             793               905              858
 Amount of recognized (gains)/losses                                        63               349              420
 Amount of prior service cost recognized                                     -               129               21
 Amortization of transition obligation                                       -                 -               (4)
 Special termination benefits                                                -               209                -
 -------------------------------------------------------------------------------------------------------------------
 Net periodic benefit cost                                     $           940   $         1,895  $         1,578
 -------------------------------------------------------------------------------------------------------------------

The following expected benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

                                                                                          Expected Pension
     Fiscal Year                                                                          Benefit Payments
 -------------------------------------------------------------------------------------------------------------------
     2010                                                                               $          1,272
     2011                                                                                          1,272
     2012                                                                                          1,272
     2013                                                                                          1,272
     2014                                                                                          1,272
     2015 - 2019                                                                                   6,183
 -------------------------------------------------------------------------------------------------------------------

The assumptions used in the measurement of the projected benefit obligations are:

                                                                     2009             2008              2007
 -------------------------------------------------------------------------------------------------------------------
 Assumptions as of December 31:
 Discount rate                                                       6.00%             6.25%            6.25%
 Expected compensation increase                                      5.00%             5.00%            5.00%
 -------------------------------------------------------------------------------------------------------------------

The assumptions used to determine net periodic benefit expense are:

                                                                     2009             2008              2007
 -------------------------------------------------------------------------------------------------------------------
 Assumptions for the years ended December 31:
 Discount rate                                                       6.25%             6.25%            6.00%
 Expected compensation increase                                      5.00%             5.00%            5.00%
 -------------------------------------------------------------------------------------------------------------------

Information for pension plans with an accumulated  benefit  obligation in excess of plan assets as of the December 31 measurement date:
                                                                     2009             2008              2007
 -------------------------------------------------------------------------------------------------------------------
     Projected benefit obligation                              $        13,700   $        13,319  $        14,768
     Accumulated benefit obligation                                     11,860            12,039           13,922
     Fair value of plan assets                                               -                 -                -
 -------------------------------------------------------------------------------------------------------------------

                                       40

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

7.  Benefit Plans, (continued)
------------------------------

Defined Contribution Plans
The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. In addition, certain of the Company's employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Company matching contributions under the defined contribution plans range from 0.5% to 3.0% of the participant's compensation. In addition, for eligible employees who are not UNIFI Pension Plan participants, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $4,788, $4,749 and $4,230 in 2009, 2008 and 2007, respectively.

The defined contribution plans' assets also include investments in deposit administration contracts which included underlying investments in separate accounts of the Company and UCL. The carrying value of the defined contribution plans' assets invested in the separate accounts was approximately $336,334 and $274,498 at December 31, 2009 and 2008, respectively. At December 31, 2009 and
2008, $92,063 and $68,746 was invested in mutual funds which are advised by affiliates of AHC.

Postretirement Benefit Plans
Effective September 30, 2009, ALIC's postretirement benefit plan was merged with The Union Central Life Insurance Company's and Acacia Life Insurance Company's postretirement benefit plans into a single plan sponsored by AHC ("AHC
Postretirement Plan"). As a result of the merger, the postretirement benefit plan liability was de-recognized by the Company and transferred to AHC resulting in a $351 contribution, which was recorded in additional paid in capital on the Balance Sheets - Statutory Basis.

In December 2003, the Medicare Prescription Drug, Improvement and Modernization
Act of 2003 (the Act) became law. The Act introduces a prescription drug benefit under Medicare (Medicare Part D) as well as a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to Medicare Part D. The postretirement benefit obligation and net periodic postretirement benefit cost in the financial statements and accompanying notes have reflected the effects of the Act on the Plan.

In May 2004, additional guidance became available to specific companies who elected deferral and were able to determine if their plans are actuarially equivalent to recognize the impact of the Act no later than the first annual reporting period beginning after June 15, 2004. In January 2005, the Center for
Medicare and Medicaid Services issued the final regulations for the Act including the determination of actuarial equivalence. The Company determined that its plans were actuarially equivalent. The Company qualified for and elected to receive the 28% federal subsidy on allowable gross prescription drug costs of qualified retirees. The Company received subsidy payments of $0, $20 and $77 in 2009, 2008 and 2007, respectively. The measures of benefit obligations and net periodic postretirement cost have reflected the effects of the Act.

While the postretirement benefit plans were merged, the separate benefit formulas of the pre-merger plans still exist within the Plan and are used to determine the amount of Plan expense to allocate from AHC to the participating companies.

                                       41

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

7.  Benefit Plans, (continued)
------------------------------

Postretirement Benefit Plans, (continued)
The following tables provide a reconciliation of the changes in the postretirement benefit obligations and fair value of assets for the years ended
December 31, 2009, 2008 and 2007, and a statement of the funded status as of the December 31 measurement date of all years and reflect the merger into a single plan sponsored by AHC:

                                                                     2009             2008              2007
 -------------------------------------------------------------------------------------------------------------------
 Reconciliation in benefit obligation
     Benefit obligation at beginning of year                   $         6,182   $         6,144  $         6,503
     Service cost                                                           38               123               71
     Interest cost                                                         109               362              368
     Plan participants' contributions                                        -               481              518
     Actuarial (gain)/loss                                                   -                12             (140)
     Federal subsidy receipts                                                -                20               77
     Benefits paid                                                           -              (960)          (1,253)
     Plan amendments                                                    (3,502)                -                -
     Plan merger                                                        (2,827)                -                -
 -------------------------------------------------------------------------------------------------------------------
     Benefit obligation at end of year                         $             -   $         6,182  $         6,144
 -------------------------------------------------------------------------------------------------------------------

 -------------------------------------------------------------------------------------------------------------------
 Reconciliation of fair value of plan assets
     Fair value of plan assets at beginning of year            $         3,300   $         2,846  $         2,795
     Actual return on plan assets                                          117               143              139
     Employer contributions                                                  -               584              496
     Benefits paid                                                           -              (273)            (584)
     Plan merger                                                        (3,417)                -                -
 -------------------------------------------------------------------------------------------------------------------
     Fair value of plan assets at end of year                  $             -   $         3,300  $         2,846
 -------------------------------------------------------------------------------------------------------------------

 -------------------------------------------------------------------------------------------------------------------
 Funded status
     Funded status at end of year                              $             -   $        (2,882) $        (3,298)
     Unrecognized net actuarial (gain)/loss                                  -             2,470            2,658
     Unrecognized prior service cost                                         -                 -               (1)
 -------------------------------------------------------------------------------------------------------------------
     Accrued benefit cost                                      $             -   $          (412) $          (641)
 -------------------------------------------------------------------------------------------------------------------

The amount of the postretirement obligation for nonvested employees was $0 and $1,529 at December 31, 2009 and 2008, respectively.

                                       42

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

7.  Benefit Plans, (continued)
------------------------------

Postretirement Benefit Plans, (continued)
Periodic postretirement medical expense included the following components:

                                                                             Years Ended December 31
 -------------------------------------------------------------------------------------------------------------------
                                                                     2009             2008              2007
 -------------------------------------------------------------------------------------------------------------------
 Service cost                                                  $            38   $           123  $            71
 Interest cost                                                             109               362              368
 Expected return on plan assets                                           (140)             (149)            (148)
 Amortization of prior service cost                                       (156)                -                -
 Amortization of net loss                                                   88               206              219
 -------------------------------------------------------------------------------------------------------------------
 Net periodic benefit cost                                     $           (61)  $           542  $           510
 -------------------------------------------------------------------------------------------------------------------

In addition, in the fourth quarter of 2009, the Company was credited $(101) of postretirement welfare expense for its participation in the merged AHC
Postretirement Plan.

The assumptions used in the measurement of the postretirement benefit obligations are:

                                                                             2009          2008          2007
 -------------------------------------------------------------------------------------------------------------------
 Assumptions as of December 31:
 Discount rate                                                                N/A           6.25%          6.25%
 Expected long term rate of return on plan assets                             N/A           6.00%          6.00%
 -------------------------------------------------------------------------------------------------------------------

The assumptions used to determine net periodic postretirement benefit costs are:
                                                                             2009          2008          2007
 -------------------------------------------------------------------------------------------------------------------
 Assumptions for the years ended December 31:
 Discount rate                                                                6.25%         6.25%         6.00%
 Expected long term rate of return on plan assets                             6.00%         6.00%         6.00%
 -------------------------------------------------------------------------------------------------------------------

The assumed health care cost trend rates as of December 31 were:
                                                                             2009          2008          2007
 -------------------------------------------------------------------------------------------------------------------
 Healthcare Cost Trend Rate Assumed for Next Year                             N/A           7.0%          8.0%
 Rate to which the Cost Trend Rate is Assumed to Decline (Ultimate
    Trend Rate)                                                               N/A           5.0%          5.0%
 Year the Rate Reaches the Ultimate Trend Rate                                N/A          2011          2011
 -------------------------------------------------------------------------------------------------------------------

Information for postretirement plans with an accumulated benefit obligation in excess of plan assets as of the December 31 measurement date:
                                                                             Years Ended December 31
 -------------------------------------------------------------------------------------------------------------------
                                                                     2009             2008              2007
 -------------------------------------------------------------------------------------------------------------------
 Projected benefit obligation                                  $             -   $         6,182  $         6,144
 Accumulated benefit obligation                                              -             6,182            6,144
 Fair value of plan assets                                                   -             3,300            2,846
 -------------------------------------------------------------------------------------------------------------------

                                       43

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

 8. Dividend Restrictions and Surplus
 ------------------------------------

 The Company is subject to regulation by the Department, restricts the advancement of funds to parent and affi which companies as well as the amount of dividends that may bliated without prior approval. Dividend payments by the Company,e paid aggregated with all other dividends in the preceding 12 m when cannot exceed the greater of 10% of surplus as of the preonths, year-end or the statutory net gain from operations foceding previous calendar year, without prior approval fror the Department. Based on this limitation, the Company would bm the to pay $123,350 in dividends after December 15, 2010, we able prior approval. The Company paid ordinary dividends of $2ithout $87,000 and $0 to AHC, its' parent, in 2009, 2008 and 5,000, respectively. Additionally due to the merger with LifeRe 2007, Company paid stock dividends of $500 in 2007. , the

 Unassigned surplus represents the undistributed and unapprop amount of surplus at the statement date. The cumulative riated related to the portion of unassigned surplus representeffect reduced by each of the following items as of
 December 31: ed or
                                                                       2009            2008            2007
 -------------------------------------------------------------------------------------------------------------------
 Unrealized gains on investments, net of taxes                 $        81,231   $        17,492  $        44,213
   of $5,198, $965 and $20,075
 Nonadmitted asset values                                              (72,630)         (104,122)         (55,027)
 Asset valuation reserves                                              (27,106)           (4,995)         (68,603)
 Liability for reinsurance in unauthorized companies                         -            (1,854)             (26)
 -------------------------------------------------------------------------------------------------------------------

9.  Commitments and Contingencies
---------------------------------

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. The Company estimated its cost related to past insolvencies and has provided a reserve included in other liabilities of $667 and $773 as of December 31, 2009 and 2008, respectively, and estimated recoveries from premium taxes included in other admitted assets of $591 and $690 as of December 31, 2009 and 2008, respectively.

From time to time the Company is involved in pending and threatened litigation in the normal course of business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

Securities commitments of $36,086 and $32,003 and mortgage loan and real estate commitments of $25,133 and $38,954 were outstanding for investments to be purchased in subsequent years as of December 31, 2009 and 2008, respectively.
Low income housing tax credit property investment commitments were $671 and $3,030 as of December 31, 2009 and 2008, respectively. These commitments have been made in the normal course of business and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of these commitments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

                                       44

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

9.  Commitments and Contingencies, (continued)
----------------------------------------------

Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The
Company monitors its sales materials and enforces compliance procedures to mitigate any exposure to potential litigation. The Company and its life insurance subsidiaries are members of the Insurance Marketplace Standards
Association, an organization which advocates ethical market conduct.

In 2006, the Company entered into an agreement with the FHLB, to enhance investment yields through investment spread strategies and to resolve emergency liquidity needs, if a future need for immediate liquidity would arise. The agreement provides for fixed rate long term advances (lines of credit) up to $20,000 to the Company in return for the purchase of membership stock equal to $1,000. Since 2006, the Company has purchased $3,602 of additional stock as part of this agreement. As of December 31, 2009 and 2008, the Company had issued
$100,000 and $100,000, respectively, of funding agreements with the FHLB.
Additional funding of $20,000 is available to the Company. The related reserves are reported in deposit-type funds on the Balance Sheets - Statutory Basis of $100,024 and $100,238 as of December 31, 2009 and 2008, respectively. There is
$103,824 and $118,167 of collateral pledged at December 31, 2009 and 2008, respectively, as a result of this agreement. The assets and reserves related to the funding agreements are reported in the general account as the Company's strategy is to increase investment income to the general account from the investment spread strategy.

10. Gain or Loss to the Reporting Entity from Uninsured Accident and Health
----------------------------------------------------------------------------
Plans
-----

ASO Plans
The gain from operations from administrative services only (ASO) uninsured plans which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis is as follows for the year ended December 31:
                                                                     2009             2008              2007
 -------------------------------------------------------------------------------------------------------------------
 Net reimbursement for administrative expenses (including       $         4,383  $         4,255  $         3,226
   administrative fees) in excess of actual expenses
 Total net other income (expense) (including interest paid to
   or received from ASO uninsured plans)                                      -                -                -
 -------------------------------------------------------------------------------------------------------------------
 Net gain from operations                                       $         4,383  $         4,255  $         3,226
 -------------------------------------------------------------------------------------------------------------------

 Total claim payment volume                                     $        94,523  $        93,914  $        82,943
 -------------------------------------------------------------------------------------------------------------------

Under NAIC SAP, claim payments related to ASO uninsured plans are excluded from the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

                                       45

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

10. Gain or Loss to the Reporting Entity from Uninsured Accident and Health
---------------------------------------------------------------------------
Plans, (continued)
------------------

ASC Plans
The gain from operations from administrative services contract (ASC) uninsured plans which is reported within general insurance expenses in the Summary of
Operations and Changes in Capital and Surplus - Statutory Basis is as follows for the year ended December 31:
                                                                     2009             2008              2007
 -------------------------------------------------------------------------------------------------------------------
 Gross reimbursement for medical cost incurred                 $         6,626   $           648  $           543
 Other income or expenses (including interest paid
   to or received from plans)                                                6                41               35
 Gross expenses incurred (claims and administrative)                     4,258               682              571
 -------------------------------------------------------------------------------------------------------------------
 Net gain from operations                                      $         2,374   $             7  $             7
 ===================================================================================================================

11.  Other Items
----------------

Troubled Debt Restructuring
The Company has long-term bond holdings with restructured terms. The bond holdings were exchanged for other securities of equal value, whereby the Company recorded no realized capital losses. The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring. The Company's income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method.

Securities on Deposit
Securities with a book/adjusted carrying value of $7,273 and $8,792 at December 31, 2009 and 2008, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

Uncollectibility of Assets
The Company had admitted assets of $5,135 and $1,952 at December 31, 2009 and 2008, respectively, in accounts receivable for uninsured plans and included with other admitted assets on the Balance Sheets - Statutory Basis. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company's financial condition.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

12. Leases
----------

The Company has several noncancellable operating leases for office space and equipment. Rental expense during 2009, 2008 and 2007 for operating leases was $1,787, $508 and $628, respectively.

Future minimum lease payments under noncancellable operating leases consisted of the following at December 31, 2009:

 -------------------------------------------------------------------------------------------------------------------
     2010                                                                                $        1,701
     2011                                                                                         1,281
     2012                                                                                           950
     2013                                                                                           409
     2014 and thereafter                                                                          1,448
 -------------------------------------------------------------------------------------------------------------------
                                                                                         $        5,789
 -------------------------------------------------------------------------------------------------------------------

13.  Reinsurance
----------------

Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Management believes the recoverables are appropriately established. The Company conducts reinsurance business with First Ameritas, Acacia Life, and other non-affiliated companies.

Following is a summary of the transactions through reinsurance operations:

                                                                                  Years Ended December 31
                                                                        --------------------------------------------
                                                                             2009           2008          2007
 -------------------------------------------------------------------------------------------------------------------
 Premium Income:
   Assumed (related party $102, $102 and $80
     in 2009, 2008 and 2007)                                             $     55,213   $     49,678  $     56,885
   Ceded (related party $2,092, $2,097 and $2,125
     in 2009, 2008 and 2007)                                                   26,096         31,759        29,233
 Benefits To Policyholders:
   Assumed (related party $0, $0 and $214 in
     2009, 2008 and 2007)                                                      56,379         48,137        47,418
   Ceded (related party $1,889, $702 and $1,588 in
     2009, 2008 and 2007)                                                      30,211         22,146        18,115
 Policy Reserves:
   Assumed (related party $37 and $38 in 2009 and 2008)                           264            172           N/A
   Ceded (related party $1,088 and $1,091 in 2009 and 2008)                    64,299         67,863           N/A
 -------------------------------------------------------------------------------------------------------------------

The Company is not relieved of its primary liability in the event that a reinsurer is unable to meet the obligations ceded under a reinsurance agreement.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

14.  Changes in Unpaid Claims and Claim Adjustment Expenses
-----------------------------------------------------------

The change in the liability for unpaid accident and health claims and claim adjustment expenses which is reported within reserves for unpaid claims is summarized as follows:

                                                                     2009             2008              2007
 -------------------------------------------------------------------------------------------------------------------

 Balance at January 1                                          $        34,033   $        32,355  $        33,359
 Less reinsurance reserves                                              (7,803)           (6,487)          (8,776)
 -------------------------------------------------------------------------------------------------------------------
 Net balance at January 1                                               26,230            25,868           24,583
 -------------------------------------------------------------------------------------------------------------------

 Incurred related to:
     Current year                                                      395,151           362,372          328,784
     Prior year                                                         (3,284)           (4,951)          (5,123)
 -------------------------------------------------------------------------------------------------------------------
         Total incurred                                                391,867           357,421          323,661
 -------------------------------------------------------------------------------------------------------------------

 Paid related to:
     Current year                                                      367,003           336,143          302,903
     Prior year                                                         22,946            20,916           19,473
 -------------------------------------------------------------------------------------------------------------------
         Total paid                                                    389,949           357,059          322,376
 -------------------------------------------------------------------------------------------------------------------

 Net balance at December 31                                             28,148            26,230           25,868
 Plus reinsurance reserves                                               9,495             7,803            6,487
 -------------------------------------------------------------------------------------------------------------------
 Total reserve for unpaid claims                               $        37,643   $        34,033  $        32,355
 ===================================================================================================================

As a result of favorable settlement of prior years' estimated claims, the provision for claims and claim adjustment expenses decreased by $3,284, $4,951 and $5,123 for the years ended December 31, 2009, 2008 and 2007, respectively.

The Company paid assumed reinsurance claims of $54,644, $46,541 and $49,224 and incurred assumed reinsurance claims of $56,336, $47,854 and $46,929 for the years ended December 31, 2009, 2008 and 2007, respectively.

The Company paid ceded reinsurance claims of $530, $532 and $549, and incurred ceded reinsurance claims of $531, $528 and $537 for the years ended December 31, 2009, 2008 and 2007, respectively.

15.  Policy Reserves
--------------------

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the policy reserve.

As of December 31, 2009 and 2008, respectively, the Company had $1,644,877 and $1,456,255 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $15,687 and $16,891 at December 31, 2009 and 2008, respectively.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

16.  Analysis of Annuity Reserves and Deposit-type Funds by Withdrawal
----------------------------------------------------------------------
Characteristics
---------------

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

                                                                                               2009
                                                                                ------------------------------------
                                                                                     Amount          % of Total
 -------------------------------------------------------------------------------------------------------------------
 Subject to discretionary withdrawal:
   With fair value adjustment                                                    $       689,552         17.8%
   At book value less current surrender charge of 5% or more                              62,166          1.6%
   At fair value                                                                       2,653,289         68.5%
 -------------------------------------------------------------------------------------------------------------------
 Total with adjustment or at fair value                                                3,405,007         87.9%
   At book value without adjustment  (minimal or no charge)                              415,614         10.7%
 Not subject to discretionary withdrawal                                                  55,807          1.4%
 -------------------------------------------------------------------------------------------------------------------
 Total gross                                                                           3,876,428        100.0%
 Reinsurance ceded                                                                        (1,140)
 -------------------------------------------------------------------------------------------------
 Total Net                                                                       $     3,875,288
 =================================================================================================

                                                                                               2008
                                                                                ------------------------------------
                                                                                     Amount          % of Total
 -------------------------------------------------------------------------------------------------------------------
 Subject to discretionary withdrawal:
   With fair value adjustment                                                    $       620,185         19.7%
   At book value less current surrender charge of 5% or more                              69,510          2.2%
   At fair value                                                                       1,955,662         62.2%
 -------------------------------------------------------------------------------------------------------------------
 Total with adjustment or at fair value                                                2,645,357         84.1%
   At book value without adjustment  (minimal or no charge)                              409,788         13.0%
 Not subject to discretionary withdrawal                                                  91,847          2.9%
 -------------------------------------------------------------------------------------------------------------------
 Total gross                                                                           3,146,992        100.0%
 Reinsurance ceded                                                                        (2,739)
 -------------------------------------------------------------------------------------------------
 Total Net                                                                       $     3,144,253
 =================================================================================================

                                       49

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

16.  Analysis of Annuity Reserves and Deposit-type Funds by Withdrawal
----------------------------------------------------------------------
Characteristics, (continued)
----------------------------

The following information is obtained from the applicable Exhibit in the Company's December 31 Annual Statement and related Separate Accounts Annual
Statement, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the Balance Sheets - Statutory Basis as of December 31:

                                                                                      2009              2008
 -------------------------------------------------------------------------------------------------------------------
 Life and Accident and Health Annual Statement:
 Exhibit 5, Annuities Section, Total (net)                                       $     1,013,777  $       980,638
 Exhibit 5, Supplementary Contracts with Life Contingencies Section,
   Total (net)                                                                            10,494           10,520
 Exhibit 7, Deposit-Type Contracts, Line 14, Column 1                                    197,409          197,433
 -------------------------------------------------------------------------------------------------------------------
                                                                                       1,221,680        1,188,591
 Separate Accounts Annual Statement:
 Exhibit 3, Line 0299999, Column 2                                                     2,653,608        1,955,662
 -------------------------------------------------------------------------------------------------------------------
 Total                                                                           $     3,875,288  $     3,144,253
 ===================================================================================================================

17.  Premium and Annuity Considerations Deferred and Uncollected
----------------------------------------------------------------

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

                                               2009                      2008                      2007
                                    --------------------------------------------------------------------------------
                                                    Net of                    Net of                     Net of
               Type                      Gross      Loading        Gross      Loading        Gross       Loading
 -------------------------------------------------------------------------------------------------------------------
 Ordinary new business               $        11  $        11  $         1  $         1  $        23   $        20
 Ordinary renewal                          3,116        2,621        5,313        4,913        4,838         4,430
 -------------------------------------------------------------------------------------------------------------------
 Totals                              $     3,127  $     2,632  $     5,314  $     4,914  $     4,861   $     4,450
 ===================================================================================================================

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

18.  Separate Accounts
----------------------

Information regarding the nonguaranteed separate accounts of the Company is as follows:

                                                                         2009            2008            2007
 -------------------------------------------------------------------------------------------------------------------
 For the years ended December 31:
     Premiums, considerations or deposits                           $      548,301  $      602,252  $      480,315
 -------------------------------------------------------------------------------------------------------------------
 At December 31:
 Reserves by valuation basis
     Fair value                                                     $    3,186,316  $    2,389,646
 ===================================================================================================

 Reserves by withdrawal characteristic:
 Subject to discretionary withdrawal
     At book value without fair value adjustment and with
      current surrender charge of 5% or more                        $            -  $            -
     At fair value                                                       3,185,997       2,389,646
     At book value without adjustment (minimal or no charge)                     -               -
 ---------------------------------------------------------------------------------------------------
 Sub-total                                                          $    3,185,997  $    2,389,646
 Not subject to discretionary withdrawal                                       319               -
 ---------------------------------------------------------------------------------------------------
 Total                                                              $    3,186,316  $    2,389,646
 ===================================================================================================

 -------------------------------------------------------------------------------------------------------------------
 Reconciliation of net transfers to (from) separate accounts at December 31:
 Transfers as reported in the summary of operations
   and changes in surplus of the separate accounts
   annual statement:
     Transfers to separate accounts                                  $      548,301 $      602,252  $      480,315
     Transfers from separate accounts                                      (422,190)      (512,423)       (447,861)
 -------------------------------------------------------------------------------------------------------------------
     Net transfers to separate accounts                                     126,111         89,829          32,454
 Reconciling adjustments                                                          2              2               -
 -------------------------------------------------------------------------------------------------------------------
 Net transfers as reported in the Summary of Operations and
   Changes in Capital and Surplus - Statutory Basis of the
   Company                                                           $      126,113 $       89,831  $       32,454
 ===================================================================================================================

                                       51

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

19.  Reconciliation of Statutory Net Income and Surplus to GAAP Net Income and
------------------------------------------------------------------------------
Equity
------

As described in Note 1, the Company has prepared these financial statements in conformity with statutory accounting practices prescribed or permitted by the Department. These practices differ from accounting principles generally accepted in the United States of America (GAAP). The following tables reconcile statutory net income to GAAP net income and statutory surplus to GAAP equity.

                                                                        2009            2008            2007
 -------------------------------------------------------------------------------------------------------------------
 Statutory net income (loss) as reported                            $       49,926  $      (71,982) $       77,195
 Insurance reserves                                                        (15,349)         48,357           3,751
 Deferred policy acquisition costs                                            (915)        (21,574)         (4,196)
 Deferred income taxes and other tax reclassifications                     (11,918)         15,090              (7)
 Statutory investment reserves                                               4,858          (5,781)           (463)
 Goodwill amortization                                                       1,079           1,079           1,080
 Income related to investments                                              17,238         (38,287)          6,098
 Earnings of subsidiaries                                                   66,184             (36)          4,887
 Other                                                                       2,449             363            (867)
 -------------------------------------------------------------------------------------------------------------------
 GAAP net income (loss)                                             $      113,552  $      (72,771) $       87,478
 ===================================================================================================================

                                                                         2009            2008            2007
 -------------------------------------------------------------------------------------------------------------------
 Statutory surplus as reported                                      $    1,248,996  $      710,625  $      878,120
 Insurance reserves                                                        (85,722)        (56,443)       (104,391)
 Deferred policy acquisition costs                                         236,134         251,153         262,741
 Deferred income taxes                                                     (90,372)        (30,828)        (58,652)
 Valuation of investments                                                   58,351        (120,854)         (5,545)
 Statutory investment reserves                                              28,506           1,537          70,926
 Goodwill                                                                    2,984          (3,508)         (4,587)
 Subsidiary equity                                                         562,168          13,127          13,065
 Statutory non-admitted assets                                              72,630         104,122          55,027
 Post retirement and pension benefit obligations                               294         (38,544)        (21,490)
 Other                                                                      (2,264)         (2,226)         (6,427)
 -------------------------------------------------------------------------------------------------------------------
 GAAP equity                                                        $    2,031,705  $      828,161  $    1,078,787
 ===================================================================================================================

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

20.  Correction of Errors and Reconciliation to Annual Statement
----------------------------------------------------------------

The accompany statutory basis financial statements for December 31, 2009 differ from amounts reported in the Company's annual statement statutory filing with the Department. Subsequent to filing the annual statement, the Company's management determined that there was an error in the calculation of the VA CARVM reserves on variable annuity products of $15,132.

As a result of the error, the following table provides a summary and the reconciliation between the annual statement statutory filing and the accompanying 2009 statutory basis financial statements:

                                                                    Annual         Correction of      Financial
                                                                   Statement         an Error         Statement
 -------------------------------------------------------------------------------------------------------------------
 December 31, 2009
    Federal income taxes recoverable - affiliates               $       24,154     $        (686)  $       23,468
    Net deferred tax asset                                              25,954            (1,446)          24,508
       Total admitted assets                                         6,531,587            (2,132)       6,529,455
    Reserves for life, accident and health policies                  1,743,510           (15,132)       1,728,378
       Total liabilities                                             5,295,591           (15,132)       5,280,459
    Special surplus funds - additional deferred tax asset                9,779              (964)           8,815
    Unassigned surplus                                                 766,279            13,964          780,243
       Total capital and surplus                                     1,235,996            13,000        1,248,996
 -------------------------------------------------------------------------------------------------------------------
 For the year ended December 31, 2009
    Change in reserves for life, accident and health
     policies                                                   $       42,642     $     (15,132)  $       27,510
    Federal income tax expense                                           9,530               686           10,216
       Net income                                                       35,460            14,446           49,926
    Special surplus funds - additional deferred tax asset                9,779              (964)           8,815
    Change in net deferred income taxes                                 (9,134)           (4,611)         (13,745)
    Change in non-admitted assets                                       18,548             4,129           22,677
       Total capital and surplus                                     1,235,996            13,000        1,248,996
 -------------------------------------------------------------------------------------------------------------------

Subsequent to the issuance of the Company's 2006 statutory financial statements, the Company's management determined that there was an error in the calculation of reinsurance assumed reserves and reinsurance ceded premium income on term life products with one reinsurer. As a result, unassigned surplus and net income as reported in the Company's statutory basis financial statements and its statutory filing with the Department at December 31, 2006 were overstated by $1,292, net of taxes of $696. As the amount is not material to the prior year financial statements, in accordance with SSAP No. 3, "Accounting Changes and Corrections of Errors", it is recorded in unassigned surplus during the year ended December 31, 2007.

21.  Subsequent Event
---------------------

The Company has evaluated events subsequent to December 31, 2009 and through April 8, 2010, the date the financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these financial statements.

PART C

                                OTHER INFORMATION

Item 24.      Financial Statements and Exhibits

         a)   Financial Statements:

The financial statements of the subaccounts of Ameritas Variable Separate Account VA-2 and Ameritas Life Insurance Corp. are included in Part B. They include:

    Subaccounts of Ameritas Variable Separate Account VA-2:
       Report of independent registered public accounting firm.
       Statements of Net Assets as of December 31, 2009.
       Statements of Operations for the period ended December 31, 2009. Statements of Changes in Net Assets for the periods ended December 31, 2009 and 2008.
       Notes to Financial Statements for the periods ended December 31, 2009 and 2008.

    Ameritas Life Insurance Corp.:
       Report of independent auditors.
       Balance Sheets - Statutory Basis as of December 31, 2009 and 2008. Summary of Operations and Changes in Capital and Surplus - Statutory Basis for each of the three years in the period ended December 31, 2009. Statements of Cash Flows - Statutory Basis for each of the three years in the period ended December 31, 2009.
       Notes to Financial Statements - Statutory Basis for the years ended December 31, 2009, 2008 and 2007.

     All schedules of Ameritas Life Insurance Corp. for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or have been disclosed in the Notes to the Statutory Financial Statements and therefore have been omitted.

     There are no financial statements included in Part A or Part C.

              b)  Exhibits

    Exhibit
    Number  Description of Exhibit
     (1)(a) Resolution of Board of Directors of Ameritas Variable Life Insurance Company Establishing Ameritas Variable Separate Account VA-2 (formerly known as Ameritas Variable Life Insurance Company Separate Account VA-2). (1)
     (1)(b) Resolutions of Board of Directors of Ameritas Life Insurance Corp. authorizing the transfer of Ameritas Variable Life Insurance
            Company Separate Account V, Ameritas Variable Life Insurance
            Company Separate Account VA-2, Ameritas Variable Separate Account VL, and Ameritas Variable Separate Account VA to Ameritas Life Insurance Corp. (2)
     (2)    Custody Agreements. Not applicable.
     (3)(a) Principal Underwriting Agreement.  (3)
     (3)(b) Selling Agreement.  (4)
     (4)    Form of Variable Annuity Contract and Riders.  (2,5,6)
     (5)    Form of Application for Variable Annuity Contract.  (6)
     (6)(a) Certificate of Incorporation of Ameritas Life Insurance Corp.  (7)
     (6)(b) Bylaws of Ameritas Life Insurance Corp.  (8)
     (7)    Reinsurance Agreement. Not applicable.
     (8)    Participation Agreements:
                (a)    AIM Variable Insurance Funds.  (9)
                (b)    The Alger Fund.  (10)
                (c)    American Century Investments.  (9)
                (d)    Calvert Variable Products, Inc. (9)
                (e)    Calvert Variable Series, Inc.  (9)
                (f)    Dreyfus Investment Portfolios.  (6)
                (g)    DWS Variable Series I and II.  (6)
                (h)    Fidelity Variable Insurance Products Funds. (10)
                (i)    MFS Variable Insurance Trust. (11)
                (j)    Neuberger Berman Advisers Management Trust. (7)
                (k)    PIMCO Variable Insurance Trust (12)
                (l)    T. Rowe Price Equity Series, Inc. (9)
                (m)    Third Avenue Variable Series Trust. (9)
                (n)    The Universal Institutional Funds, Inc.(11)
                General Administrative Services Agreement  (6)
     (9)    Opinion and Consent of Counsel. Filed herein.
     (10) Consents of Independent Auditors and Independent Registered Public Accounting Firm. Filed herein.
     (11)   Omitted Financial Statements. Not applicable.
     (12)   Initial Capital Agreements. Not applicable.
     (13)   Powers of Attorney.(3,5,13)

Footnotes:
1 Incorporated by reference to Ameritas Variable Life Insurance Company Separate Account VA-2 Form N-4 initial Registration Statement No. 333-36507, filed on September 26, 1997, EX-99.B1.
2 Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 initial Registration Statement No. 333-142483, filed on May 1, 2007, EX-99.A, EX-99.C, and EX-99.D.
3 Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 9 to Registration Statement No. 333-142483 submitted to the SEC on October 30, 2009, EX-99.C and EX-24.
4 Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 1 to Registration Statement No. 333-151913 submitted to the SEC on April 9, 2009, EX.99.C.
5 Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 1 for Registration No. 333-142483, filed on August 17, 2007, EX-10, EX-99.E, and EX-24.
6 Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 4 to Registration Statement No. 333-142483, filed on July 23, 2008, EX-99.D, .E, .H6, .H7, and .H8.
7 Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 initial Registration Statement No. 333-05529, filed on June 7, 1996, EX-99.B6A.

8 Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post-Effective Amendment No. 4 for Registration Statement No. 333-05529, filed on February 26, 1999, EX-99.(6)(B).
9 Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Registration Statement No. 333-151913, filed on June 25, 2008, EX-99.H1, .H2, .H3, .H4, .H5, and .H6.
10 Incorporated by reference to Ameritas Variable Life Insurance Company Separate Account V Form S-6 Pre-Effective Amendment No. 1 to Registration Statement No. 333-15585, filed on January 17, 1997, EX-99.A8A and .A8B.
11 Incorporated by reference to Ameritas Variable Life Insurance Company Separate Account V Form S-6 initial Registration Statement No. 333-15585, filed on November 6, 1996, EX-99.A3B, .A3C, and .A3D.
12 Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 submitted to the SEC for Ameritas Life Insurance Corp. Separate Account LLVL (File No. 333-151912) on November 12, 2008, EX-99.H.3.
13 Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No.2 to Registration Statement No. 333-142483, filed February 27, 2008 EX-24.

Item 25.   Directors and Officers of the Depositor

           Name and Principal               Position and Offices
           Business Address*                with Depositor
           ------------------               --------------------
           JoAnn M. Martin                  Director, Chair, President & Chief Executive Officer
           James P. Abel                    Director
           Bert A. Getz                     Director
           Tonn M. Ostergard                Director
           Kim M. Robak                     Director
           Paul C. Schorr, IV               Director
           Winston J. Wade                  Director
           Steven J. Valerius               President, Individual Division
           Kurt Y. Allen                    Senior Vice President & Chief Marketing Officer, Individual & Retirement Plans
           Robert C. Barth                  Senior Vice President & Chief Financial Officer
           Jan M. Connolly                  Senior Vice President & Corporate Secretary
           Nancy A. Dalessio                Senior Vice President & Chief Information Officer
           Raymond M. Gilbertson            Vice President, Corporate Compliance
           Arnold D. Henkel                 Senior Vice President, Individual Distribution
           Salene M. Hitchcock-Gear         Senior Vice President, Retirement Plans
           Dale D. Johnson                  Senior Vice President and Corporate Actuary
           Robert P. Kocher                 Senior Vice President, Retirement Income and Business Development
           Robert G. Lange                  Vice President, General Counsel & Assistant Secretary
           William W. Lester                Senior Vice President and Corporate Treasurer
           James M. Mikus                   Senior Vice President and Chief Investment Officer
           Kevin W. O'Toole                 Senior Vice President
           Robert-John H. Sands             Senior Vice President
           Janet L. Schmidt                 Senior Vice President, Human Resources
           Kenneth L. VanCleave             President, Group Division
           Paul G. Wesling                  Senior Vice President, Individual Operations

*        Principal business address: Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 26.        Organizations under common control with the depositor include:

Name of Corporation (state where organized)                            Principal Business
-------------------------------------------                            ------------------
UNIFI Mutual Holding Company (NE)......................................mutual insurance holding company

     Ameritas Holding Company (NE).....................................stock insurance holding company

         Ameritas Life Insurance Corp. (NE)............................life/health insurance company
              Acacia Life Insurance Company (DC).......................life insurance company
                  Acacia Financial Corporation (MD)....................holding company
                     Acacia Federal Savings Bank (DE)..................a federally chartered bank owned by Acacia Financial
                                                                       Corporation (85.21%) and Ameritas Life Insurance Corp.
                                                                       (14.79%)
                        Acacia Service Corp. (VA)......................deposit solicitation
                     Calvert Group, Ltd. (DE)..........................holding company
                        Calvert Asset Management Company, Inc. (DE)....asset management services
                        Calvert Shareholder Services, Inc. (DE)........administrative services
                        Calvert Administrative Services Company (DE)...administrative services
                        Calvert Distributors, Inc. (DE)................broker-dealer
                  Griffin Realty LLC (VA)..............................real estate investment company
              Ameritas Investment Corp. (NE)...........................a securities broker dealer and investment advisor owned by
                                                                       Ameritas Life Insurance Corp. (80%) and Centralife Annuities
                                                                       Service, Inc. (20%)
              First Ameritas Life Insurance Corp. of New York (NY).....life insurance company
              The Union Central Life Insurance Company (NE)............life insurance company
                  Union Central Mortgage Funding, Inc. (OH)............mortgage loan and servicing
                  PBRA, Inc. (CA)......................................holding company
                     PRB Administrators, Inc.(DE)......................pension administration services
                  Summit Investment Partners, Inc. (OH)................investment adviser

         Summit Investment Advisors, Inc. (NE).........................investment advisor

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

Item 27.      Number of Contractowners

As of March 31, 2010 there were 19,101 qualified contracts and 7,903 non-qualified contracts in the Separate Account.

Item 28.      Indemnification

Ameritas Life Insurance Corp.'s By-laws provide as follows:

     "The Corporation shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he or she is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

     Section 21-20,103 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation against liavilit by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

     In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnify for such expenses which the Court shall deem proper.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      Principal Underwriters

a) Ameritas Investment Corp. ("AIC") serves as the principal underwriter for the variable annuity contracts issued through Ameritas Variable Separate Account VA-2, as well as Ameritas Variable Separate Account VA, Ameritas Life Insurance Corp. Separate Account LLVA, First Ameritas Variable Annuity Separate Account, and Carillon Account. AIC also serves as the principal underwriter for variable life insurance policies issued through Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, Ameritas Life Insurance Corp. Separate Account LLVL, First Ameritas Variable Life Separate Account, and Carillon Life Account.

b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

          Name and Principal                         Positions and Offices
          Business Address                           With Underwriter
          ----------------                           ----------------
          William W. Lester*                         Director, Chair, Vice President & Treasurer
          Salene Hitchcock-Gear*                     Director, President & Chief Executive Officer
          Robert C. Barth*                           Director
          Kent M. Campbell**                         Director
          Robert P. Kocher*                          Director
          Billie B. Beavers***                       Senior Vice President
          Cheryl L. Heilman*                         Vice President, Chief Operating Officer
          Robert G. Lange*                           Vice President, Secretary, & General Counsel
          Bruce D. Lefler***                         Senior Vice President  - Public Finance
          Gregory C. Sernett*                        Vice President, Chief Compliance Officer, and Assistant Secretary

* Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
** Principal business address: AVIVA USA, 611 Fifth Avenue, Des Moines, Iowa 50309.
*** Principal business address: Ameritas Investment Corp., 440 Regency Parkway Drive, Suite 222, Omaha, Nebraska 68114.


c)

                                           Compensation on
                     Net Underwriting    Events Occasioning
 Name of Principal     Discounts and      the Deduction of a       Brokerage
  Underwriter (1)     Commissions (2)       Redemption (3)        Commissions (4)     Compensation (5)
-----------------    ----------------    -------------------     ----------------     ----------------
 Ameritas Investment   $7,835,237           0                     $36,508              $195,729
 Corp. ("AIC")

          (2)+(4)+(5) = Gross variable annuity compensation received by AIC.
          (2) = Sales compensation received and paid out by AIC as underwriter, AIC retains 0.
          (4) = Sales compensation received by AIC for retail sales.
          (5) = Sales compensation received by AIC and retained as underwriting fee.

Item 30.  Location of Separate Account and Records

     The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 31.  Management Services

     There are no additional management services contracts that are not discussed in Part A or B of the registration statement.

Item 32.  Undertakings

     Registrant undertakes to file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

     Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send for a Statement of Additional Information.

     Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     The registrant is relying upon the Division of Investment Management (Division) no-action letter of November 28, 1988 concerning annuities sold in 403 (b) plans and represents that the requirements of the no-action letter have been, are and/or will be complied with.

     Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant, Ameritas Variable Separate Account VA-2, certifies that this Post Effective Amendment No. 12 to Registration Statement Number 333-142483 meets all the requirements of effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, County of Lancaster, State of Nebraska on this 20th day of April, 2010.


                             AMERITAS VARIABLE SEPARATE ACCOUNT VA-2, Registrant

                                        AMERITAS LIFE INSURANCE CORP., Depositor

                                            By:         JoAnn M. Martin *
                                                 -------------------------------
                                                       Chair of the Board

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 20, 2010.

           SIGNATURE                               TITLE
      ---------------------         ----------------------------------------
      JoAnn M. Martin *             Director, Chair, President & Chief Executive Officer
      James P. Abel *               Director
      Bert A. Getz *                Director
      Tonn M. Ostergard *           Director
      Kim M. Robak **               Director
      Paul C. Schorr, IV **         Director
      Winston J. Wade *             Director
      Steven J. Valerius **         President, Individual Division
      Robert C. Barth *             Senior Vice President & Chief Financial Officer
      Jan M. Connolly***            Senior Vice President & Corporate Secretary
      William W. Lester *           Senior Vice President and Corporate Treasurer

      /S/ Robert G. Lange           Vice President, General Counsel & Assistant Secretary
      -------------------
      Robert G. Lange

* Signed by Robert G. Lange under Powers of Attorney executed effective as of May 7, 2007. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 1 for Registration No. 333-142483, filed on August 17, 2007, EX-24.
** Signed by Robert G. Lange under Power of Attorney executed effective June 15, 2009. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 9 to Registration Statement No. 333-142483 submitted to the SEC on October 30, 2009, EX-24.
*** Signed by Robert G. Lange under Power of Attorney executed effective as of February 1, 2008. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 2 to Registration Statement No. 333-142483, filed February 27, 2008, EX-24.

                                  Exhibit Index

Exhibit

         3a       Principal Underwriting Agreement Amendment

         9        Opinion and Consent of Counsel

         10 Consents of Independent Auditors and Independent Registered Public Accounting Firm